Schedule of Investments (unaudited)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$917	$806,870
3.38%, 03/01/41(a)	964	700,959
4.65%, 10/01/28	1,473	1,474,429
4.75%, 03/30/30(a)	1,200	1,204,496
5.38%, 06/15/33(a)	748	747,190
5.40%, 10/01/48(a)	951	852,490
Omnicom Group Inc.
2.45%, 04/30/30(a)	1,893	1,708,205
2.60%, 08/01/31(a)	1,330	1,169,704
4.20%, 06/01/30	952	931,764
5.30%, 11/01/34(a)	1,035	1,027,151
		10,623,258
Aerospace & Defense — 1.7%
Airbus SE
3.15%, 04/10/27(a)(b)	1,320	1,294,766
3.95%, 04/10/47(a)(b)	1,190	941,208
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	1,075	1,138,441
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	643	567,643
BAE Systems PLC
1.90%, 02/15/31(b)	1,950	1,670,756
3.00%, 09/15/50(a)(b)	1,240	786,341
3.40%, 04/15/30(b)	2,615	2,470,959
5.00%, 03/26/27(b)	1,390	1,401,416
5.13%, 03/26/29(b)	1,355	1,380,350
5.25%, 03/26/31(b)	465	475,894
5.30%, 03/26/34(b)	2,065	2,085,005
5.50%, 03/26/54(b)	1,290	1,239,347
5.80%, 10/11/41(b)	852	851,606
Boeing Co. (The)
2.25%, 06/15/26	716	698,071
2.70%, 02/01/27	1,555	1,505,826
2.80%, 03/01/27	562	542,021
2.95%, 02/01/30	1,185	1,087,057
3.20%, 03/01/29	1,590	1,504,289
3.25%, 02/01/28	1,592	1,535,920
3.25%, 03/01/28	722	694,373
3.25%, 02/01/35	1,236	1,017,229
3.30%, 03/01/35(a)	498	402,306
3.38%, 06/15/46(a)	590	388,173
3.45%, 11/01/28	752	719,084
3.50%, 03/01/39	621	468,304
3.50%, 03/01/45(a)	334	222,833
3.55%, 03/01/38	560	432,861
3.60%, 05/01/34	1,488	1,287,058
3.63%, 02/01/31	1,950	1,817,518
3.63%, 03/01/48	548	364,558
3.65%, 03/01/47	585	397,487
3.75%, 02/01/50	2,083	1,427,059
3.83%, 03/01/59(a)	329	214,594
3.85%, 11/01/48	551	379,415
3.90%, 05/01/49	1,262	884,499
3.95%, 08/01/59	1,732	1,148,187
5.04%, 05/01/27	2,870	2,887,243
5.15%, 05/01/30	6,160	6,214,005
5.71%, 05/01/40	4,835	4,665,756
5.81%, 05/01/50	8,709	8,155,372
5.88%, 02/15/40	805	783,342
Security	Par (000)	Value
Aerospace & Defense (continued)
5.93%, 05/01/60	$5,327	$4,931,759
6.13%, 02/15/33	664	689,628
6.26%, 05/01/27(a)	1,065	1,094,674
6.30%, 05/01/29	2,520	2,650,511
6.39%, 05/01/31	1,790	1,909,884
6.53%, 05/01/34	3,875	4,136,066
6.63%, 02/15/38	492	520,276
6.86%, 05/01/54	3,985	4,250,038
6.88%, 03/15/39	688	736,668
7.01%, 05/01/64	2,420	2,585,106
Embraer Netherlands Finance BV
5.98%, 02/11/35(a)	235	237,364
6.95%, 01/17/28(b)	100	104,887
7.00%, 07/28/30(a)(b)	1,120	1,193,670
GE Capital Funding LLC, 4.55%, 05/15/32	705	693,441
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,620	1,537,993
General Dynamics Corp.
1.15%, 06/01/26	1,027	995,324
2.13%, 08/15/26	156	152,337
2.25%, 06/01/31(a)	890	783,880
2.63%, 11/15/27	810	781,355
2.85%, 06/01/41(a)	800	571,243
3.50%, 04/01/27	1,293	1,279,301
3.60%, 11/15/42	714	556,151
3.63%, 04/01/30	1,797	1,736,084
3.75%, 05/15/28(a)	2,741	2,716,433
4.25%, 04/01/40	1,407	1,229,309
4.25%, 04/01/50	980	802,221
4.95%, 08/15/35	450	442,717
General Electric Co.
4.35%, 05/01/50(a)	665	547,793
4.50%, 03/11/44	835	722,539
5.88%, 01/14/38	1,270	1,329,949
6.15%, 08/07/37(a)	460	492,631
6.75%, 03/15/32	1,245	1,389,665
6.88%, 01/10/39	1,075	1,233,536
HEICO Corp.
5.25%, 08/01/28(a)	1,185	1,210,420
5.35%, 08/01/33	895	903,520
Hexcel Corp.
4.20%, 02/15/27(a)	575	568,034
5.88%, 02/26/35	475	474,177
Howmet Aerospace Inc.
3.00%, 01/15/29(a)	1,005	954,810
4.85%, 10/15/31(a)	340	339,904
5.90%, 02/01/27	685	700,704
5.95%, 02/01/37(a)	975	1,021,036
6.75%, 01/15/28	520	547,881
L3Harris Technologies Inc.
1.80%, 01/15/31	1,783	1,517,305
2.90%, 12/15/29	1,076	996,708
3.85%, 12/15/26	1,102	1,091,541
4.40%, 06/15/28	3,166	3,153,237
4.85%, 04/27/35	867	832,594
5.05%, 06/01/29	840	852,893
5.05%, 04/27/45(a)	814	740,620
5.25%, 06/01/31	1,250	1,275,193
5.35%, 06/01/34	1,120	1,127,431
5.40%, 01/15/27	1,570	1,591,584
5.40%, 07/31/33(a)	2,040	2,067,351

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.50%, 08/15/54(a)	$930	$874,386
5.60%, 07/31/53	966	919,511
6.15%, 12/15/40	696	719,553
Lockheed Martin Corp.
1.85%, 06/15/30	1,065	941,931
2.80%, 06/15/50	1,371	833,807
3.60%, 03/01/35(a)	1,019	908,293
3.80%, 03/01/45	1,624	1,257,616
3.90%, 06/15/32	1,215	1,154,412
4.07%, 12/15/42	2,145	1,770,344
4.09%, 09/15/52	2,506	1,930,194
4.15%, 06/15/53	1,330	1,027,700
4.30%, 06/15/62	1,224	936,300
4.45%, 05/15/28	948	955,495
4.50%, 02/15/29	1,210	1,216,539
4.50%, 05/15/36	687	651,207
4.70%, 12/15/31	600	603,085
4.70%, 05/15/46	2,307	2,014,934
4.75%, 02/15/34(a)	1,520	1,493,334
4.80%, 08/15/34	740	726,445
5.10%, 11/15/27(a)	1,432	1,466,343
5.20%, 02/15/55	1,620	1,488,699
5.20%, 02/15/64	965	867,592
5.25%, 01/15/33(a)	1,495	1,537,701
5.70%, 11/15/54	1,510	1,485,262
5.72%, 06/01/40	400	409,410
5.90%, 11/15/63(a)	1,210	1,225,136
Series B, 6.15%, 09/01/36	885	959,158
Northrop Grumman Corp.
3.20%, 02/01/27	1,011	991,787
3.25%, 01/15/28	3,304	3,215,096
3.85%, 04/15/45	953	736,181
4.03%, 10/15/47	3,519	2,734,443
4.40%, 05/01/30	1,447	1,435,741
4.60%, 02/01/29(a)	755	760,221
4.65%, 07/15/30	1,165	1,168,493
4.70%, 03/15/33	1,430	1,406,614
4.75%, 06/01/43	1,439	1,275,502
4.90%, 06/01/34(a)	1,300	1,279,299
4.95%, 03/15/53(a)	1,510	1,324,720
5.05%, 11/15/40(a)	489	459,435
5.15%, 05/01/40(a)	811	775,992
5.20%, 06/01/54	1,710	1,555,558
5.25%, 07/15/35(a)	880	882,965
5.25%, 05/01/50(a)	1,555	1,431,633
Northrop Grumman Systems Corp., 7.75%, 02/15/31	285	322,729
Rolls-Royce PLC, 5.75%, 10/15/27(b)	530	541,865
RTX Corp.
1.90%, 09/01/31	1,640	1,383,643
2.25%, 07/01/30	1,721	1,536,897
2.38%, 03/15/32	1,307	1,116,385
2.65%, 11/01/26	1,182	1,153,903
2.82%, 09/01/51	1,875	1,118,701
3.03%, 03/15/52(a)	1,735	1,078,358
3.13%, 05/04/27	1,777	1,735,246
3.13%, 07/01/50	1,655	1,062,018
3.50%, 03/15/27	1,875	1,844,578
3.75%, 11/01/46	1,762	1,313,834
4.05%, 05/04/47	982	760,072
4.13%, 11/16/28	4,609	4,561,452
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 05/15/45	$1,367	$1,093,319
4.20%, 12/15/44	420	330,040
4.35%, 04/15/47	1,573	1,280,276
4.45%, 11/16/38	1,194	1,077,342
4.50%, 06/01/42	5,489	4,748,336
4.63%, 11/16/48	2,980	2,498,296
4.70%, 12/15/41	745	659,096
4.80%, 12/15/43	659	580,593
4.88%, 10/15/40	1,061	976,078
5.15%, 02/27/33	2,155	2,169,748
5.38%, 02/27/53	1,945	1,808,456
5.40%, 05/01/35	925	934,132
5.70%, 04/15/40	550	559,521
5.75%, 11/08/26(a)	1,940	1,973,318
5.75%, 01/15/29	1,180	1,229,920
6.00%, 03/15/31	1,745	1,853,237
6.05%, 06/01/36	555	587,194
6.10%, 03/15/34(a)	2,110	2,247,965
6.13%, 07/15/38	865	912,924
6.40%, 03/15/54(a)	2,075	2,213,526
6.70%, 08/01/28	820	871,531
7.20%, 08/15/27	240	253,463
7.50%, 09/15/29	1,300	1,441,568
		228,787,175
Agriculture — 1.3%
Altria Group Inc.
2.45%, 02/04/32	2,605	2,210,757
2.63%, 09/16/26(a)	830	810,661
3.40%, 05/06/30	1,458	1,367,814
3.40%, 02/04/41	2,316	1,675,353
3.70%, 02/04/51	2,071	1,397,665
3.88%, 09/16/46	2,364	1,693,077
4.00%, 02/04/61(a)	1,440	988,832
4.25%, 08/09/42	1,505	1,192,467
4.45%, 05/06/50(a)	917	697,599
4.50%, 05/02/43	1,047	851,291
4.80%, 02/14/29	3,444	3,456,322
4.88%, 02/04/28	925	933,547
5.38%, 01/31/44(a)	2,670	2,456,769
5.63%, 02/06/35	905	908,540
5.80%, 02/14/39	3,049	3,018,390
5.95%, 02/14/49(a)	3,916	3,809,547
6.20%, 11/01/28	1,085	1,140,299
6.20%, 02/14/59(a)	528	514,536
6.88%, 11/01/33	765	840,565
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	1,560	1,526,377
2.70%, 09/15/51	1,335	790,052
2.90%, 03/01/32	1,175	1,046,035
3.25%, 03/27/30(a)	1,602	1,515,511
3.75%, 09/15/47	705	522,212
4.02%, 04/16/43	773	624,459
4.50%, 08/15/33(a)	415	400,089
4.50%, 03/15/49	725	600,026
4.54%, 03/26/42	520	456,292
5.38%, 09/15/35(a)	845	860,831
5.77%, 03/01/41(c)	330	337,662
5.94%, 10/01/32(a)	536	572,230
BAT Capital Corp.
2.26%, 03/25/28	2,428	2,283,154
2.73%, 03/25/31	2,209	1,963,490

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.22%, 09/06/26	$1,400	$1,376,253
3.46%, 09/06/29(a)	967	919,722
3.56%, 08/15/27	3,738	3,656,103
3.73%, 09/25/40(a)	650	498,479
3.98%, 09/25/50	445	310,735
4.39%, 08/15/37	3,888	3,420,298
4.54%, 08/15/47	3,241	2,558,461
4.70%, 04/02/27	1,409	1,411,868
4.74%, 03/16/32	1,352	1,322,355
4.76%, 09/06/49	1,496	1,201,030
4.91%, 04/02/30(a)	1,655	1,664,013
5.28%, 04/02/50	818	704,424
5.35%, 08/15/32	1,585	1,600,970
5.63%, 08/15/35	1,630	1,633,171
5.65%, 03/16/52	899	813,121
5.83%, 02/20/31	1,400	1,458,648
6.00%, 02/20/34	1,485	1,544,885
6.25%, 08/15/55(a)	965	951,103
6.34%, 08/02/30	1,505	1,605,040
6.42%, 08/02/33	1,940	2,079,691
7.08%, 08/02/43	1,105	1,194,902
7.08%, 08/02/53	1,655	1,795,969
7.75%, 10/19/32	835	953,268
BAT International Finance PLC
4.45%, 03/16/28	1,625	1,619,880
5.93%, 02/02/29(a)	2,550	2,663,339
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	1,773	1,588,092
3.25%, 08/15/26	1,149	1,131,370
3.75%, 09/25/27(a)	894	880,418
4.10%, 01/07/28(a)	590	585,382
4.20%, 09/17/29	805	794,389
4.65%, 09/17/34	1,120	1,077,085
Cargill Inc.
1.70%, 02/02/31(b)	1,450	1,237,511
2.13%, 04/23/30(b)	1,018	912,202
2.13%, 11/10/31(b)	1,244	1,065,870
3.13%, 05/25/51(a)(b)	1,160	744,429
3.25%, 05/23/29(a)(b)	1,470	1,409,731
3.63%, 04/22/27(a)(b)	945	933,317
3.88%, 05/23/49(b)	585	438,746
4.00%, 06/22/32(a)(b)	995	941,854
4.38%, 04/22/52(b)	734	585,134
4.50%, 06/24/26(a)(b)	575	575,137
4.63%, 02/11/28(a)(b)	680	686,474
4.75%, 04/24/33(a)(b)	745	731,403
4.76%, 11/23/45(b)	1,312	1,145,756
5.13%, 10/11/32(a)(b)	852	862,397
5.13%, 02/11/35(b)	985	974,146
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	1,178	1,160,649
3.88%, 07/26/29(b)	2,199	2,117,852
5.50%, 02/01/30(b)	1,780	1,818,591
5.88%, 07/01/34(b)	1,130	1,136,270
6.13%, 07/27/27(b)	1,760	1,805,769
Japan Tobacco Inc.
4.85%, 05/15/28(a)(b)	605	610,634
5.25%, 06/15/30(b)	1,070	1,091,973
5.85%, 06/15/35(b)	410	422,735
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	1,415	1,440,493
Security	Par (000)	Value
Agriculture (continued)
JT International Financial Services BV, 6.88%, 10/24/32(b)	$705	$770,860
Philip Morris International Inc.
1.75%, 11/01/30	1,213	1,045,184
2.10%, 05/01/30(a)	1,220	1,085,458
3.13%, 08/17/27	918	896,069
3.13%, 03/02/28(a)	941	913,562
3.38%, 08/15/29(a)	1,355	1,299,783
3.88%, 08/21/42(a)	1,359	1,078,800
4.13%, 04/28/28	1,035	1,028,385
4.13%, 03/04/43	1,443	1,178,249
4.25%, 11/10/44	1,955	1,614,892
4.38%, 11/01/27	1,125	1,125,307
4.38%, 04/30/30	775	765,634
4.38%, 11/15/41	1,240	1,057,284
4.50%, 03/20/42	1,087	936,001
4.63%, 11/01/29	1,230	1,234,151
4.75%, 02/12/27	1,220	1,229,042
4.75%, 11/01/31	1,360	1,356,601
4.88%, 02/15/28	2,375	2,407,199
4.88%, 02/13/29	1,697	1,718,011
4.88%, 04/30/35	800	773,781
4.88%, 11/15/43	985	880,255
4.90%, 11/01/34	905	887,454
5.13%, 11/17/27	2,675	2,722,500
5.13%, 02/15/30	3,023	3,088,018
5.13%, 02/13/31	2,080	2,115,593
5.25%, 09/07/28	1,015	1,040,759
5.25%, 02/13/34	2,640	2,656,559
5.38%, 02/15/33	3,210	3,273,189
5.50%, 09/07/30	895	929,387
5.63%, 11/17/29	1,810	1,888,942
5.63%, 09/07/33	1,590	1,643,291
5.75%, 11/17/32	2,350	2,460,530
6.38%, 05/16/38	2,495	2,710,744
Reynolds American Inc.
5.70%, 08/15/35(a)	1,218	1,221,906
5.85%, 08/15/45	3,356	3,163,315
6.15%, 09/15/43	852	842,688
7.25%, 06/15/37	730	803,757
Viterra Finance BV
2.00%, 04/21/26(b)	1,021	994,450
3.20%, 04/21/31(b)	1,065	967,411
4.90%, 04/21/27(b)	585	584,855
5.25%, 04/21/32(b)	365	363,919
		172,079,763
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(b)	920	900,825
5.31%, 10/20/31(a)(b)	955	929,049
Delta Air Lines Inc.
3.75%, 10/28/29(a)	1,005	944,363
4.38%, 04/19/28(a)	685	675,995
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,290	5,269,513
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)(b)	2,216	2,220,885
Southwest Airlines Co.
2.63%, 02/10/30	1,266	1,139,218
3.00%, 11/15/26(a)	444	431,749

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
3.45%, 11/16/27(a)	$234	$226,930
5.13%, 06/15/27(a)	3,388	3,408,291
United Airlines Inc., 4.63%, 04/15/29(b)	850	807,374
		16,954,192
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	1,458	1,421,885
2.75%, 03/27/27	1,480	1,442,227
2.85%, 03/27/30(a)	2,795	2,612,027
3.25%, 03/27/40	1,809	1,397,137
3.38%, 11/01/46	816	573,209
3.38%, 03/27/50(a)	2,270	1,558,443
3.63%, 05/01/43	900	693,705
3.88%, 11/01/45(a)	1,703	1,315,397
Ralph Lauren Corp., 2.95%, 06/15/30	1,421	1,309,666
Tapestry Inc.
3.05%, 03/15/32(a)	785	685,007
4.13%, 07/15/27(a)	712	704,039
5.10%, 03/11/30	620	619,849
5.50%, 03/11/35	470	461,010
		14,793,601
Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.30%, 09/09/26	1,165	1,117,785
1.80%, 01/13/31	785	665,730
2.00%, 03/24/28	1,124	1,049,559
2.25%, 01/12/29(a)	1,150	1,058,301
2.30%, 09/09/26	782	759,941
2.35%, 01/08/27	775	748,625
3.50%, 02/15/28	892	868,350
4.40%, 10/05/26	1,060	1,057,417
4.40%, 09/05/29(a)	1,155	1,142,872
4.45%, 10/22/27	1,395	1,391,424
4.55%, 03/03/28	1,490	1,490,666
4.60%, 04/17/30	1,385	1,375,132
4.70%, 01/12/28	950	954,072
4.80%, 03/05/30(a)	1,040	1,041,277
4.85%, 10/23/31	1,240	1,229,150
4.90%, 03/12/27	1,080	1,087,071
4.90%, 07/09/27(a)	1,015	1,021,630
4.90%, 03/13/29	1,165	1,174,167
4.90%, 01/10/34(a)	855	832,925
5.05%, 07/10/31	935	940,374
5.13%, 07/07/28	1,235	1,254,807
5.20%, 03/05/35(a)	760	742,484
5.25%, 07/07/26(a)	965	972,284
5.65%, 11/15/28	1,250	1,291,683
5.85%, 10/04/30	1,090	1,140,658
BMW Finance NV, 2.85%, 08/14/29(b)	950	879,188
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	782	752,640
1.95%, 08/12/31(b)	735	616,002
2.55%, 04/01/31(a)(b)	1,107	971,809
3.30%, 04/06/27(a)(b)	782	764,306
3.45%, 04/01/27(a)(b)	886	869,852
3.63%, 04/18/29(b)	1,320	1,262,464
3.70%, 04/01/32(a)(b)	745	680,312
3.75%, 04/12/28(a)(b)	1,231	1,205,313
3.95%, 08/14/28(a)(b)	828	811,756
4.15%, 04/09/30(a)(b)	1,610	1,567,088
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 08/13/27(b)	$860	$861,664
4.65%, 08/13/26(b)	755	755,989
4.65%, 03/19/27(b)	625	626,424
4.65%, 08/13/29(a)(b)	960	955,172
4.75%, 03/21/28(a)(b)	1,370	1,379,046
4.85%, 08/13/31(a)(b)	1,010	999,920
4.90%, 04/02/27(a)(b)	985	990,683
4.90%, 04/02/29(a)(b)	1,230	1,235,697
5.05%, 08/11/28(a)(b)	1,295	1,310,733
5.05%, 03/21/30(a)(b)	690	695,451
5.15%, 08/11/33(a)(b)	705	701,882
5.15%, 04/02/34(a)(b)	800	789,627
5.40%, 03/21/35(a)(b)	440	434,617
Cummins Inc.
1.50%, 09/01/30	1,440	1,239,785
2.60%, 09/01/50	1,358	784,249
4.25%, 05/09/28(a)	325	325,539
4.70%, 02/15/31	800	797,255
4.88%, 10/01/43	985	898,945
4.90%, 02/20/29	525	535,805
5.15%, 02/20/34(a)	875	881,946
5.30%, 05/09/35	675	674,179
5.45%, 02/20/54(a)	1,565	1,473,373
7.13%, 03/01/28	360	384,619
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	1,495	1,437,771
2.38%, 12/14/28(a)(b)	740	684,868
2.50%, 12/14/31(b)	1,290	1,104,520
3.65%, 04/07/27(a)(b)	1,252	1,230,551
4.95%, 01/13/28(a)(b)	475	477,851
5.00%, 01/15/27(a)(b)	1,040	1,046,244
5.13%, 09/25/27(b)	645	651,357
5.13%, 01/19/28(b)	1,120	1,132,783
5.13%, 09/25/29(b)	735	742,573
5.25%, 01/13/30(b)	1,535	1,557,174
5.38%, 01/13/32(b)	925	926,171
5.38%, 01/18/34(a)(b)	990	980,632
5.38%, 06/25/34(b)	725	714,732
5.40%, 09/20/28(b)	1,210	1,234,783
5.50%, 09/20/33(b)	1,150	1,144,579
5.63%, 01/13/35(b)	725	725,305
Ford Holdings LLC, 9.30%, 03/01/30(a)	425	478,294
Ford Motor Co.
3.25%, 02/12/32	3,770	3,111,031
4.35%, 12/08/26(a)	2,295	2,262,595
4.75%, 01/15/43(a)	3,170	2,382,262
5.29%, 12/08/46(a)	2,090	1,647,912
6.10%, 08/19/32(a)	2,570	2,510,251
6.63%, 10/01/28(a)	160	166,767
7.40%, 11/01/46(a)	610	620,160
7.45%, 07/16/31	1,305	1,387,368
9.63%, 04/22/30	515	584,290
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,585	1,533,334
2.90%, 02/16/28	1,400	1,295,222
2.90%, 02/10/29	1,705	1,526,278
3.63%, 06/17/31	1,525	1,312,208
3.82%, 11/02/27	1,180	1,126,384
4.00%, 11/13/30	2,835	2,524,738
4.13%, 08/17/27	2,015	1,943,923
4.27%, 01/09/27	1,605	1,570,164

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.54%, 08/01/26	$1,015	$1,000,502
4.95%, 05/28/27	2,351	2,316,279
5.11%, 05/03/29	2,680	2,575,987
5.13%, 11/05/26	1,285	1,273,567
5.30%, 09/06/29	1,200	1,160,959
5.80%, 03/05/27	2,185	2,182,575
5.80%, 03/08/29	1,825	1,799,812
5.85%, 05/17/27	1,962	1,959,252
5.88%, 11/07/29	1,840	1,816,936
5.92%, 03/20/28(a)	925	926,857
6.05%, 03/05/31	1,240	1,214,652
6.05%, 11/05/31	1,855	1,807,345
6.13%, 03/08/34	2,475	2,351,591
6.50%, 02/07/35(a)	1,875	1,828,346
6.53%, 03/19/32	1,210	1,205,856
6.80%, 05/12/28	2,260	2,307,333
6.80%, 11/07/28	2,220	2,267,377
6.95%, 06/10/26	490	495,573
7.12%, 11/07/33	2,045	2,077,443
7.20%, 06/10/30	1,245	1,292,218
7.35%, 11/04/27	2,450	2,521,656
7.35%, 03/06/30	2,090	2,176,845
General Motors Co.
4.20%, 10/01/27	1,334	1,312,337
5.00%, 10/01/28	1,242	1,243,000
5.00%, 04/01/35	1,055	974,524
5.15%, 04/01/38	1,633	1,474,499
5.20%, 04/01/45	1,883	1,565,721
5.35%, 04/15/28(a)	225	226,816
5.40%, 10/15/29	1,325	1,334,507
5.40%, 04/01/48(a)	1,165	980,365
5.60%, 10/15/32(a)	1,855	1,846,002
5.63%, 04/15/30(a)	755	761,468
5.95%, 04/01/49(a)	1,585	1,430,323
6.25%, 10/02/43	2,535	2,411,726
6.60%, 04/01/36(a)	2,083	2,150,934
6.75%, 04/01/46(a)	1,299	1,295,596
6.80%, 10/01/27	1,553	1,609,788
General Motors Financial Co. Inc.
1.50%, 06/10/26	1,750	1,690,933
2.35%, 02/26/27	1,515	1,449,413
2.35%, 01/08/31	1,614	1,376,752
2.40%, 04/10/28	1,566	1,460,274
2.40%, 10/15/28	1,410	1,296,914
2.70%, 08/20/27	1,389	1,321,681
2.70%, 06/10/31	1,672	1,434,853
3.10%, 01/12/32	1,935	1,667,786
3.60%, 06/21/30	1,757	1,619,016
3.85%, 01/05/28	604	586,866
4.00%, 10/06/26	1,013	1,001,145
4.30%, 04/06/29	1,405	1,360,943
4.35%, 01/17/27	1,883	1,865,133
4.90%, 10/06/29(a)	1,335	1,316,001
5.00%, 04/09/27	2,055	2,056,126
5.00%, 07/15/27	725	725,680
5.05%, 04/04/28	1,275	1,278,115
5.35%, 07/15/27	1,295	1,304,343
5.35%, 01/07/30	1,410	1,410,975
5.40%, 05/08/27	1,867	1,882,405
5.45%, 07/15/30	725	725,997
5.45%, 09/06/34	1,200	1,148,838
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 07/15/29	$1,645	$1,662,757
5.60%, 06/18/31	1,110	1,114,561
5.63%, 04/04/32	1,570	1,557,691
5.65%, 01/17/29	818	829,337
5.75%, 02/08/31	1,617	1,635,011
5.80%, 06/23/28	2,025	2,067,048
5.80%, 01/07/29	1,940	1,981,262
5.85%, 04/06/30(a)	1,245	1,271,746
5.90%, 01/07/35	1,525	1,504,506
5.95%, 04/04/34	1,902	1,889,839
6.00%, 01/09/28(a)	1,560	1,598,817
6.10%, 01/07/34	2,274	2,284,682
6.15%, 07/15/35	725	726,730
6.40%, 01/09/33	1,413	1,459,224
Honda Motor Co. Ltd.
2.53%, 03/10/27	1,235	1,193,709
2.97%, 03/10/32	1,330	1,175,110
Hyundai Capital America
1.50%, 06/15/26(b)	1,335	1,288,901
1.65%, 09/17/26(b)	1,550	1,487,937
1.80%, 01/10/28(b)	1,220	1,128,788
2.00%, 06/15/28(b)	1,736	1,590,978
2.10%, 09/15/28(b)	1,665	1,521,579
2.38%, 10/15/27(b)	1,275	1,201,813
2.75%, 09/27/26(b)	758	737,377
3.00%, 02/10/27(b)	681	660,868
3.50%, 11/02/26(b)	1,114	1,092,958
4.30%, 09/24/27(b)	1,430	1,411,454
4.55%, 09/26/29(a)(b)	1,540	1,509,770
4.75%, 09/26/31(b)	1,005	976,886
4.85%, 03/25/27(a)(b)	750	748,987
4.88%, 11/01/27(b)	1,270	1,268,451
5.00%, 01/07/28(b)	1,225	1,226,183
5.15%, 03/27/30(b)	1,000	1,000,155
5.25%, 01/08/27(b)	1,270	1,276,110
5.28%, 06/24/27(a)(b)	1,730	1,740,830
5.30%, 03/19/27(b)	1,225	1,233,182
5.30%, 01/08/29(a)(b)	1,135	1,144,064
5.30%, 06/24/29(a)(b)	1,480	1,494,304
5.30%, 01/08/30(a)(b)	420	424,841
5.35%, 03/19/29(b)	880	888,383
5.40%, 01/08/31(b)	1,135	1,144,477
5.40%, 06/24/31(a)(b)	915	922,937
5.40%, 03/29/32(a)(b)	840	835,246
5.45%, 06/24/26(b)	610	613,043
5.60%, 03/30/28(a)(b)	1,230	1,252,311
5.65%, 06/26/26(a)(b)	1,145	1,155,205
5.68%, 06/26/28(b)	1,520	1,549,486
5.70%, 06/26/30(a)(b)	815	833,438
5.80%, 04/01/30(b)	1,009	1,034,658
5.95%, 09/21/26(a)(b)	1,075	1,088,586
6.10%, 09/21/28(b)	1,435	1,481,298
6.20%, 09/21/30(b)	805	840,694
6.38%, 04/08/30(b)	1,200	1,259,908
6.50%, 01/16/29(a)(b)	1,095	1,143,948
Hyundai Capital Services Inc.
2.50%, 01/24/27(a)(b)	600	578,905
3.63%, 08/29/27(b)	305	297,480
5.13%, 02/05/27(a)(b)	505	507,784
5.13%, 02/05/29(b)	300	302,151
5.25%, 01/22/28(a)(b)	1,090	1,100,809

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Kia Corp.
1.75%, 10/16/26(b)	$150	$144,289
2.75%, 02/14/27(b)	390	377,484
3.50%, 10/25/27(b)	685	666,443
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,445	1,270,425
2.63%, 03/10/30(a)(b)	1,120	1,012,780
3.10%, 08/15/29(b)	1,118	1,042,391
3.45%, 01/06/27(a)(b)	1,268	1,244,381
3.75%, 02/22/28(a)(b)	1,586	1,550,950
4.30%, 02/22/29(a)(b)	775	763,238
4.65%, 04/01/27(b)	450	450,263
4.75%, 08/01/27(b)	1,395	1,397,737
4.75%, 03/31/28(b)	985	985,950
4.80%, 11/13/26(b)	715	716,499
4.80%, 01/11/27(b)	1,320	1,322,467
4.80%, 03/30/28(b)	1,625	1,634,605
4.80%, 08/01/29(a)(b)	1,210	1,210,122
4.85%, 01/11/29(a)(b)	1,355	1,354,814
4.88%, 07/31/26(b)	900	902,310
4.90%, 11/15/27(b)	830	834,535
5.00%, 04/01/30(b)	365	366,897
5.00%, 01/11/34(a)(b)	1,175	1,147,402
5.05%, 08/03/33(a)(b)	1,075	1,056,612
5.10%, 08/03/28(b)	1,490	1,507,995
5.10%, 11/15/29(a)(b)	645	651,760
5.13%, 08/01/34(a)(b)	680	668,010
5.20%, 08/03/26(b)	882	887,349
5.25%, 11/29/27(b)	1,020	1,033,246
5.45%, 04/01/35(a)(b)	300	299,354
8.50%, 01/18/31	2,032	2,391,615
PACCAR Financial Corp.
2.00%, 02/04/27	600	578,329
4.00%, 09/26/29	1,025	1,010,165
4.45%, 08/06/27	840	845,059
4.55%, 03/03/28	700	706,580
4.55%, 05/08/30(a)	550	551,303
4.60%, 01/10/28(a)	760	768,855
4.60%, 01/31/29(a)	880	887,816
4.95%, 08/10/28(a)	345	352,264
5.00%, 05/13/27	980	994,200
5.00%, 03/22/34	495	494,665
5.05%, 08/10/26(a)	250	252,233
5.20%, 11/09/26	635	643,556
Series R, 4.50%, 11/25/26	540	542,917
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	1,408	1,333,449
2.69%, 09/15/31(a)(b)	1,800	1,492,205
5.35%, 03/17/28(a)(b)	490	491,411
5.63%, 01/12/28(b)	1,155	1,165,297
5.75%, 03/18/30(b)	215	215,503
6.38%, 09/12/32(a)(b)	1,086	1,098,093
6.45%, 03/18/35(b)	1,560	1,542,293
Toyota Motor Corp.
2.36%, 03/25/31	721	636,963
2.76%, 07/02/29	640	601,975
3.67%, 07/20/28	560	551,508
5.12%, 07/13/28	930	951,309
5.12%, 07/13/33(a)	690	702,266
5.28%, 07/13/26	725	731,680
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.13%, 06/18/26	$1,367	$1,321,887
1.15%, 08/13/27	1,032	965,745
1.65%, 01/10/31(a)	1,135	967,328
1.90%, 01/13/27	1,310	1,259,866
1.90%, 04/06/28	1,296	1,214,374
1.90%, 09/12/31	1,018	861,247
2.15%, 02/13/30(a)	1,862	1,674,825
2.40%, 01/13/32	605	520,710
3.05%, 03/22/27	2,105	2,057,808
3.05%, 01/11/28	701	678,548
3.20%, 01/11/27	1,329	1,305,548
3.38%, 04/01/30	2,072	1,961,187
3.65%, 01/08/29	1,170	1,138,006
4.35%, 10/08/27	1,975	1,974,738
4.45%, 06/29/29	1,165	1,166,248
4.50%, 05/14/27	1,325	1,329,182
4.55%, 08/07/26	630	631,332
4.55%, 09/20/27	1,693	1,700,612
4.55%, 08/09/29	1,105	1,107,400
4.55%, 05/17/30(a)	1,155	1,152,320
4.60%, 01/08/27	600	603,028
4.60%, 10/10/31	1,448	1,435,030
4.63%, 01/12/28	1,630	1,642,059
4.65%, 01/05/29	1,270	1,278,358
4.70%, 01/12/33(a)	765	756,899
4.80%, 05/15/30(a)	1,245	1,252,472
4.80%, 01/05/34	845	833,598
4.95%, 01/09/30(a)	1,260	1,279,292
5.00%, 08/14/26	1,110	1,117,843
5.05%, 05/16/29	1,155	1,178,757
5.10%, 03/21/31	1,220	1,240,773
5.25%, 09/11/28	1,375	1,412,728
5.35%, 01/09/35	925	935,106
5.40%, 11/20/26	1,365	1,386,003
5.45%, 11/10/27	1,120	1,149,986
5.55%, 11/20/30	1,655	1,725,201
Series B, 5.00%, 03/19/27	1,530	1,548,726
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	936	862,297
3.20%, 09/26/26(b)	945	923,292
3.75%, 05/13/30(a)(b)	1,190	1,109,099
4.35%, 06/08/27(b)	2,080	2,052,530
4.60%, 06/08/29(b)	1,010	986,775
4.75%, 11/13/28(b)	2,449	2,424,735
4.85%, 08/15/27(a)(b)	775	771,503
4.90%, 08/14/26(b)	600	600,121
4.95%, 03/25/27(b)	600	599,895
4.95%, 08/15/29(a)(b)	800	793,389
5.05%, 03/27/28(b)	1,805	1,804,304
5.25%, 03/22/29(a)(b)	1,130	1,136,174
5.30%, 03/22/27(b)	975	979,776
5.35%, 03/27/30(a)(b)	1,315	1,318,018
5.60%, 03/22/34(a)(b)	725	715,836
5.65%, 09/12/28(b)	1,565	1,588,096
5.65%, 03/25/32(a)(b)	950	951,878
5.70%, 09/12/26(b)	950	958,161
5.80%, 03/27/35(a)(b)	610	603,022
5.90%, 09/12/33(b)	650	654,282
6.00%, 11/16/26(b)	715	724,649
6.20%, 11/16/28(a)(b)	1,160	1,196,946

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.45%, 11/16/30(a)(b)	$1,455	$1,524,652
		378,480,755
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	2,491	1,426,108
4.35%, 03/15/29	799	782,217
4.40%, 10/01/46	561	410,859
5.40%, 03/15/49	648	535,849
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	1,170	1,027,354
4.15%, 05/01/52	1,595	1,095,113
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	820	806,568
5.15%, 09/13/34(a)	795	750,966
5.75%, 09/13/54	950	819,397
BorgWarner Inc.
2.65%, 07/01/27(a)	1,739	1,670,688
4.38%, 03/15/45(a)	1,029	819,656
4.95%, 08/15/29(a)	450	451,692
5.40%, 08/15/34(a)	730	728,065
Denso Corp.
1.24%, 09/16/26(a)(b)	720	690,294
4.42%, 09/11/29(b)	795	789,473
Lear Corp.
2.60%, 01/15/32(a)	700	595,012
3.50%, 05/30/30	670	619,567
3.55%, 01/15/52	895	551,706
3.80%, 09/15/27	1,202	1,175,876
4.25%, 05/15/29	842	820,022
5.25%, 05/15/49(a)	959	793,452
LG Energy Solution Ltd.
5.25%, 04/02/28(b)	600	599,508
5.38%, 07/02/27(b)	585	587,671
5.38%, 07/02/29(b)	540	541,398
5.38%, 04/02/30(a)(b)	655	649,400
5.50%, 07/02/34(b)	735	707,742
5.63%, 09/25/26(b)	295	297,161
5.75%, 09/25/28(b)	195	198,024
5.88%, 04/02/35(b)	200	196,103
Magna International Inc.
2.45%, 06/15/30(a)	1,377	1,230,326
5.05%, 03/14/29(a)	720	728,990
5.50%, 03/21/33(a)	715	718,585
5.88%, 06/01/35	65	65,498
Motherson Global Investments BV, 5.63%, 07/11/29(b)	135	136,615
Toyota Industries Corp., 3.57%, 03/16/28(b)	230	224,005
		24,240,960
Banks — 21.7%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(d)	1,070	1,034,382
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(d)	2,345	2,163,066
3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(d)	1,697	1,472,764
4.72%, 01/22/27(b)	250	251,294
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)(d)	1,150	1,157,830
Security	Par (000)	Value
Banks (continued)
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)(d)	$1,315	$1,317,846
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(d)	1,860	1,895,151
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(b)(d)	370	373,262
5.87%, 03/28/35, (1-day SOFR +1.910%)(b)(d)	1,420	1,441,408
6.61%, 09/13/29, (1-day SOFR + 2.330%)(b)(d)	1,150	1,209,637
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(d)	1,315	1,326,785
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(d)	860	878,374
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)(b)	1,378	1,334,205
2.55%, 02/13/30(b)	1,370	1,251,416
3.45%, 07/17/27(a)(b)	852	836,042
3.45%, 01/21/28(b)	847	827,149
5.36%, 08/14/28(b)	1,450	1,490,213
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	895	861,896
2.38%, 10/22/31(b)	1,110	961,964
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(d)	1,170	1,173,317
5.35%, 06/15/26(b)	655	660,912
5.40%, 11/29/27(b)	1,350	1,380,602
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(d)	2,913	2,528,144
5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)(d)	1,610	1,562,756
5.73%, 09/18/34, (5-year CMT + 1.618%)(b)(d)	1,440	1,466,245
6.74%, 12/08/32(a)(b)	1,845	1,985,372
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,630	1,619,127
4.42%, 12/16/26	860	862,040
4.62%, 12/16/29	1,360	1,374,381
4.75%, 01/18/27	1,690	1,702,907
4.90%, 07/16/27	1,145	1,160,360
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	1,510	1,545,817
6.03%, 03/13/35, (1-year CMT + 1.950%)(d)	1,465	1,497,399
6.14%, 09/14/28, (1-year CMT + 2.700%)(d)	810	834,266
7.88%, 11/15/34, (1-year CMT + 3.300%)(d)	1,345	1,505,598
Banco de Bogota SA, 4.38%, 08/03/27(b)	380	371,118
Banco de Chile, 2.99%, 12/09/31(b)	270	237,087
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.244%)(b)(d)	670	657,270
5.85%, 01/11/29(a)(b)	540	555,157
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(b)	685	603,706
3.50%, 10/12/27(b)	897	874,624
Banco General SA, 4.13%, 08/07/27(b)	500	491,470

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	$682	$672,821
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	463	452,830
Banco Nacional de Panama, 2.50%, 08/11/30	1,481	1,235,270
Banco Santander Chile, 3.18%, 10/26/31(b)	200	181,237
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	290	291,740
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(d)	2,585	2,484,832
2.75%, 12/03/30	2,225	1,957,950
2.96%, 03/25/31(a)	1,285	1,162,671
3.23%, 11/22/32, (1-year CMT + 1.600%)(d)	1,395	1,224,287
3.31%, 06/27/29	1,660	1,579,065
3.49%, 05/28/30(a)	1,927	1,806,572
3.80%, 02/23/28	1,697	1,656,029
4.18%, 03/24/28, (1-year CMT + 2.000%)(d)	2,910	2,882,576
4.25%, 04/11/27	1,825	1,810,005
4.38%, 04/12/28	2,085	2,068,147
5.29%, 08/18/27	2,310	2,339,531
5.37%, 07/15/28, (1-year CMT + 0.950%)(d)	2,265	2,299,115
5.44%, 07/15/31(a)	1,980	2,033,516
5.54%, 03/14/30, (1-year CMT + 1.450%)(d)	1,930	1,975,372
5.55%, 03/14/28, (1-year CMT + 1.250%)(d)	1,255	1,270,112
5.57%, 01/17/30	1,040	1,069,011
5.59%, 08/08/28	2,120	2,179,296
6.03%, 01/17/35	1,585	1,646,589
6.35%, 03/14/34(a)	1,898	1,961,273
6.53%, 11/07/27, (1-year CMT + 1.650%)(d)	1,590	1,630,150
6.61%, 11/07/28	2,160	2,293,747
6.92%, 08/08/33	3,055	3,259,757
6.94%, 11/07/33	2,340	2,606,986
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(b)(d)	1,245	1,094,884
4.30%, 06/15/27(b)	765	758,636
4.45%, 09/19/28(a)(b)	795	786,652
5.30%, 09/21/28(b)	1,015	1,029,758
5.50%, 09/21/33(b)	1,270	1,288,455
5.65%, 07/05/34(b)	1,335	1,366,234
6.06%, 03/25/40, (5-year CMT + 1.780%)(b)(d)	1,165	1,155,829
9.03%, 03/15/29(b)	160	180,560
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	8,540	8,260,720
1.90%, 07/23/31, (1-day SOFR + 1.530%)(d)	5,087	4,403,686
1.92%, 10/24/31, (1-day SOFR + 1.370%)(d)	3,843	3,307,993
2.09%, 06/14/29, (1-day SOFR + 1.060%)(d)	5,125	4,757,598
2.30%, 07/21/32, (1-day SOFR + 1.220%)(d)	6,552	5,621,475
2.48%, 09/21/36, (5-year CMT + 1.200%)(d)	3,389	2,832,961
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	5,679	5,121,882
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	3,355	3,242,712
2.57%, 10/20/32, (1-day SOFR + 1.210%)(d)	4,723	4,094,811
2.59%, 04/29/31, (1-day SOFR + 2.150%)(d)	5,072	4,576,183
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	7,896	5,505,687
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	7,032	6,210,501
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,777	1,073,207
Security	Par (000)	Value
Banks (continued)
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(d)	$2,783	$2,578,271
2.97%, 02/04/33, (1-day SOFR + 1.330%)(d)	5,490	4,838,870
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	3,165	1,973,710
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(d)	3,777	3,558,158
3.25%, 10/21/27	4,393	4,285,804
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	5,193	3,870,405
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(d)	8,977	8,710,418
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(d)	3,219	3,150,096
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(d)	3,440	3,381,757
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(d)	4,641	4,578,759
3.85%, 03/08/37, (5-year CMT + 2.000%)(d)	3,627	3,248,377
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	2,203	1,680,719
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(d)	4,691	4,606,972
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(d)	4,613	4,498,900
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	2,650	2,249,450
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	8,711	6,728,031
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	3,127	2,773,291
4.25%, 10/22/26	2,892	2,879,654
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(d)	4,676	4,623,438
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	4,008	3,237,506
4.38%, 04/27/28, (1-day SOFR + 1.580%)(d)	3,722	3,703,837
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	3,152	2,616,927
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	6,055	5,873,129
4.62%, 05/09/29, (1-day SOFR + 1.110%)(d)	4,440	4,438,947
4.88%, 04/01/44	842	760,841
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	4,825	4,855,335
4.98%, 01/24/29, (1-day SOFR + 0.830%)(d)	3,995	4,034,130
5.00%, 04/22/30	80	80,499
5.00%, 01/21/44	3,088	2,846,710
5.02%, 07/22/33, (1-day SOFR + 2.160%)(d)	8,035	8,007,072
5.16%, 01/24/31, (1-day SOFR + 1.000%)(d)	4,915	4,987,823
5.20%, 04/25/29, (1-day SOFR + 1.630%)(d)	5,130	5,212,959
5.29%, 04/25/34, (1-day SOFR + 1.910%)(d)	8,108	8,122,140
5.43%, 08/15/35, (1-day SOFR +1.913%)(d)	3,780	3,703,840
5.46%, 05/09/36, (1-day SOFR + 1.640%)(d)	4,550	4,580,171
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(d)	8,095	8,179,664
5.51%, 01/24/36, (1-day SOFR + 1.310%)(d)	5,180	5,220,940
5.52%, 10/25/35, (1-day SOFR + 1.738%)(d)	4,620	4,534,889
5.74%, 02/12/36, (1-day SOFR + 1.697%)(d)	3,505	3,485,039
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	4,205	4,356,503
5.87%, 09/15/34, (1-day SOFR + 1.840%)(d)	5,555	5,772,249
5.88%, 02/07/42	2,458	2,520,461
5.93%, 09/15/27, (1-day SOFR + 1.340%)(d)	3,115	3,163,203
6.00%, 10/15/36	1,973	2,045,330

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 01/29/37	$2,934	$3,038,590
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	3,520	3,644,427
6.22%, 09/15/26(a)	655	666,626
7.75%, 05/14/38	2,653	3,106,147
Series L, 4.18%, 11/25/27	3,427	3,397,395
Series L, 4.75%, 04/21/45(a)	1,059	915,208
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(d)	3,059	2,707,829
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	1,743	1,202,568
Bank of America NA, 5.53%, 08/18/26	2,900	2,937,075
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(d)	600	578,246
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)(d)	930	949,693
Bank of Montreal
1.25%, 09/15/26(a)	1,835	1,762,540
2.65%, 03/08/27	2,085	2,023,574
3.09%, 01/10/37, (5-year CMT + 1.400%)(d)	2,347	1,997,865
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(d)	2,058	1,990,348
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(d)	1,435	1,433,893
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(d)	3,685	3,723,961
5.20%, 02/01/28	1,885	1,921,740
5.27%, 12/11/26	1,775	1,795,549
5.30%, 06/05/26	2,025	2,041,196
5.37%, 06/04/27(a)	1,685	1,716,432
5.51%, 06/04/31	1,335	1,379,969
5.72%, 09/25/28	1,815	1,881,307
7.30%, 11/26/84, (5-year CMT + 3.010%)(a)(d)	1,035	1,035,819
7.70%, 05/26/84, (5-year CMT + 3.452%)(d)	1,275	1,315,089
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(d)	1,405	1,403,854
Series H, 4.70%, 09/14/27(a)	1,665	1,674,255
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26(a)	803	768,551
1.65%, 07/14/28(a)	660	611,611
1.65%, 01/28/31(a)	692	593,277
1.80%, 07/28/31	775	663,193
2.05%, 01/26/27	930	896,875
2.45%, 08/17/26	1,145	1,119,834
2.50%, 01/26/32(a)	805	698,936
3.00%, 10/30/28	876	836,191
3.25%, 05/16/27	1,468	1,442,108
3.30%, 08/23/29	2,204	2,100,880
3.40%, 01/29/28(a)	1,220	1,195,835
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(d)	1,525	1,502,908
3.85%, 04/28/28(a)	1,591	1,583,112
3.85%, 04/26/29	700	688,325
3.99%, 06/13/28, (1-day SOFR + 1.151%)(d)	805	798,760
4.29%, 06/13/33, (1-day SOFR + 1.418%)(d)	1,182	1,129,286
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	1,220	1,224,696
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	770	771,290
4.71%, 02/01/34, (1-day SOFR + 1.512%)(d)	1,125	1,096,152
4.73%, 04/20/29, (1-day SOFR + 1.135%)(d)	1,015	1,023,742
Security	Par (000)	Value
Banks (continued)
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)(d)	$1,075	$1,086,432
4.94%, 02/11/31, (1-day SOFR + 0.887%)(d)	1,385	1,399,725
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,430	1,415,051
4.98%, 03/14/30, (1-day SOFR + 1.085%)(d)	1,600	1,627,229
5.06%, 07/22/32, (1-day SOFR + 1.230%)(d)	1,770	1,789,186
5.19%, 03/14/35, (1-day SOFR + 1.418%)(d)	1,534	1,533,020
5.23%, 11/20/35, (1-day SOFR + 1.253%)(d)	1,145	1,151,285
5.61%, 07/21/39, (1-day SOFR + 1.770%)(d)	805	804,247
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(d)	1,565	1,615,985
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(d)	2,269	2,374,419
6.32%, 10/25/29, (1-day SOFR + 1.598%)(d)	1,525	1,612,767
6.47%, 10/25/34, (1-day SOFR + 1.845%)(d)	1,990	2,164,996
Series J, 1.90%, 01/25/29	812	744,946
Bank of New Zealand
2.29%, 01/27/27(a)(b)	860	831,685
2.87%, 01/27/32(b)	450	394,518
4.85%, 02/07/28(b)	1,250	1,262,594
5.08%, 01/30/29(a)(b)	1,290	1,313,326
5.70%, 01/28/35, (5-year CMT + 1.300%)(b)(d)	325	329,143
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,292	1,242,895
1.35%, 06/24/26	1,190	1,152,771
1.95%, 02/02/27(a)	965	928,704
2.15%, 08/01/31	1,280	1,101,480
2.45%, 02/02/32	1,390	1,191,070
2.70%, 08/03/26	1,673	1,640,511
2.95%, 03/11/27	1,040	1,014,369
4.40%, 09/08/28, (1-day SOFR + 1.000%)(d)	1,265	1,260,543
4.59%, 05/04/37, (5-year CMT + 2.050%)(d)	2,144	1,998,295
4.74%, 11/10/32, (1-day SOFR + 1.440%)(d)	1,035	1,023,403
4.85%, 02/01/30	2,125	2,147,657
4.93%, 02/14/29, (1-day SOFR + 0.890%)(d)	1,940	1,953,976
5.13%, 02/14/31, (1-day SOFR + 1.070%)(d)	1,520	1,537,328
5.25%, 06/12/28(a)	1,340	1,374,965
5.35%, 12/07/26	1,670	1,690,625
5.40%, 06/04/27	1,485	1,513,825
5.45%, 08/01/29(a)	980	1,010,529
5.65%, 02/01/34(a)	1,555	1,608,810
7.35%, 04/27/85, (5-year CMT + 2.903%)(d)	1,285	1,288,707
8.00%, 01/27/84, (5-year CMT + 4.017%)(d)	1,065	1,122,045
8.63%, 10/27/82, (5-year CMT + 4.389%)(d)	635	668,988
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(d)	972	897,872
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(d)	575	518,081
BankUnited Inc., 5.13%, 06/11/30(a)	575	563,961
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,165	1,120,102
4.75%, 07/13/27(a)(b)	1,205	1,207,299
5.09%, 01/23/27(b)	810	815,520
5.19%, 02/16/28(b)	975	987,379
5.54%, 01/22/30(a)(b)	825	850,126
5.79%, 07/13/28(b)	1,665	1,717,004
5.90%, 07/13/26(a)(b)	1,990	2,017,475
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(d)	3,080	2,972,076
2.65%, 06/24/31, (1-year CMT + 1.900%)(d)	1,857	1,656,583

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.67%, 03/10/32, (1-year CMT + 1.200%)(d)	$1,647	$1,439,035
2.89%, 11/24/32, (1-year CMT + 1.300%)(d)	2,265	1,970,823
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,570	1,127,146
3.56%, 09/23/35, (5-year CMT + 2.900%)(d)	1,343	1,223,738
3.81%, 03/10/42, (1-year CMT + 1.700%)(d)	1,780	1,354,406
4.34%, 01/10/28	1,945	1,929,935
4.84%, 05/09/28	3,019	3,024,381
4.84%, 09/10/28, (1-day SOFR + 1.340%)(d)	1,455	1,457,986
4.94%, 09/10/30, (1-day SOFR + 1.560%)(d)	2,905	2,899,944
4.95%, 01/10/47(a)	2,345	2,074,152
4.97%, 05/16/29(d)	2,453	2,464,043
5.09%, 02/25/29, (1-day SOFR + 0.960%)(d)	2,160	2,172,422
5.09%, 06/20/30(a)(d)	2,565	2,555,111
5.25%, 08/17/45(a)	2,220	2,079,164
5.34%, 09/10/35, (1-day SOFR + 1.910%)(d)	3,075	2,990,291
5.37%, 02/25/31, (1-day SOFR + 1.230%)(d)	2,760	2,783,871
5.50%, 08/09/28, (1-year CMT + 2.650%)(d)	2,690	2,729,755
5.67%, 03/12/28, (1-day SOFR +1.490%)(d)	1,785	1,811,930
5.69%, 03/12/30, (1-day SOFR + 1.740%)(d)	2,915	2,988,596
5.75%, 08/09/33, (1-year CMT + 3.000%)(d)	1,545	1,576,945
5.79%, 02/25/36, (1-day SOFR + 1.590%)(d)	3,200	3,207,022
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	1,085	1,079,258
6.22%, 05/09/34, (1-day SOFR + 2.980%)(d)	2,700	2,818,810
6.49%, 09/13/29, (1-day SOFR + 2.220%)(d)	1,930	2,025,523
6.50%, 09/13/27, (1-day SOFR + 1.880%)(d)	2,245	2,291,980
6.69%, 09/13/34, (1-day SOFR + 2.620%)(d)	2,305	2,475,724
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(d)	2,235	2,408,218
7.39%, 11/02/28, (1-year CMT + 3.300%)(d)	2,355	2,491,984
7.44%, 11/02/33, (1-year CMT + 3.500%)(d)	3,092	3,457,486
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)(b)	900	903,150
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	860	838,491
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)(d)	1,782	1,724,613
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(d)	2,112	1,973,713
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(d)	2,450	2,248,534
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(d)	2,638	2,546,319
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(d)	2,744	2,381,038
2.82%, 01/26/41(a)(b)	1,615	1,113,934
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(b)(d)	3,837	3,384,426
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(d)	3,235	2,971,863
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(d)	1,975	1,725,117
3.50%, 11/16/27(b)	2,435	2,366,752
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(d)	3,125	3,040,093
4.40%, 08/14/28(a)(b)	3,072	3,041,185
4.63%, 03/13/27(b)	2,268	2,257,286
4.79%, 05/09/29, (1-day SOFR + 1.450%)(b)(d)	180	179,696
5.09%, 05/09/31, (1-day SOFR + 1.678%)(b)(d)	110	110,065
Security	Par (000)	Value
Banks (continued)
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(d)	$2,815	$2,843,844
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)(d)	2,465	2,495,670
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(b)(d)	1,315	1,327,960
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(d)	2,505	2,529,159
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(d)	2,860	2,910,204
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(d)	2,570	2,618,749
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(d)	2,670	2,718,800
5.79%, 01/13/33, (1-day SOFR + 1.620%)(a)(b)(d)	3,180	3,257,246
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(d)	2,865	2,990,543
5.91%, 11/19/35, (1-day SOFR + 1.920%)(b)(d)	2,565	2,550,254
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(d)	1,722	1,657,858
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(d)	2,218	1,883,242
2.70%, 10/01/29(a)(b)	1,631	1,503,291
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(d)	2,562	2,198,325
3.25%, 01/11/28(a)(b)	1,445	1,398,504
3.38%, 12/02/26(a)	746	734,000
3.50%, 10/23/27(a)(b)	1,950	1,894,413
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	1,100	773,939
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(d)	1,590	1,375,144
4.63%, 09/12/28(b)	1,315	1,304,369
4.75%, 07/19/27(a)(b)	1,292	1,298,440
5.13%, 01/18/28(a)(b)	1,000	1,012,506
5.20%, 01/18/27(a)(b)	780	788,184
5.28%, 05/30/29(a)(b)	1,015	1,035,494
5.39%, 05/28/31, (1-day SOFR + 1.581%)(b)(d)	1,500	1,512,707
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(d)	1,590	1,624,793
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(d)	1,588	1,606,058
5.88%, 01/14/31, (1-day SOFR + 1.680%)(b)(d)	1,905	1,958,344
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(d)	1,770	1,792,329
6.03%, 05/28/36, (1-day SOFR + 1.956%)(b)(d)	1,500	1,522,261
6.29%, 01/14/36, (1-day SOFR + 2.040%)(b)(d)	2,155	2,237,040
6.51%, 01/18/35, (1-year CMT + 2.791%)(a)(b)(d)	1,470	1,505,741
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(d)	1,110	1,134,880
6.71%, 10/19/29, (1-day SOFR + 2.270%)(b)(d)	1,645	1,730,692

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.92%, 01/14/46, (1-day SOFR + 2.610%)(b)(d)	$1,630	$1,666,287
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(d)	1,645	1,781,882
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(d)	165	155,921
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(d)	1,425	1,463,541
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)(d)	1,760	1,813,819
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(d)	2,280	2,357,470
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(d)	1,450	1,483,445
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(d)	875	947,764
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	1,059	1,024,064
3.45%, 04/07/27	1,630	1,601,482
3.60%, 04/07/32	1,990	1,826,752
4.51%, 09/11/27, (1-day SOFR + 0.930%)(d)	1,485	1,482,681
4.63%, 09/11/30, (1-day SOFR + 1.335%)(d)	1,085	1,079,086
4.86%, 01/13/28, (1-day SOFR + 0.720%)(d)	855	858,635
4.86%, 03/30/29, (1-day SOFR + 1.03%)(d)	2,275	2,287,086
5.00%, 04/28/28(a)	1,725	1,753,056
5.24%, 06/28/27(a)	2,065	2,095,224
5.25%, 01/13/31, (1-day SOFR + 1.105%)(d)	1,400	1,422,491
5.26%, 04/08/29	1,800	1,841,762
5.62%, 07/17/26	405	410,118
5.93%, 10/02/26	1,120	1,140,494
5.99%, 10/03/28	895	935,867
6.09%, 10/03/33	1,990	2,111,029
6.95%, 01/28/85, (5-year CMT + 2.833%)(d)	630	625,323
Capital One NA
2.70%, 02/06/30	800	726,069
3.45%, 07/27/26	1,435	1,414,658
4.65%, 09/13/28	1,500	1,501,234
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	790	753,622
Citibank NA
4.58%, 05/29/27	4,250	4,256,051
4.84%, 08/06/29(a)	2,525	2,555,981
4.88%, 11/19/27, (1-day SOFR + 0.712%)(d)	3,695	3,708,461
4.91%, 05/29/30	2,820	2,844,000
4.93%, 08/06/26	2,070	2,081,657
5.49%, 12/04/26	2,965	3,007,660
5.57%, 04/30/34	2,880	2,948,950
5.80%, 09/29/28	3,335	3,470,738
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(d)	4,005	3,871,673
2.52%, 11/03/32, (1-day SOFR + 1.177%)(d)	2,729	2,348,323
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	5,040	4,402,273
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	5,150	4,613,339
2.67%, 01/29/31, (1-day SOFR + 1.146%)(d)	4,234	3,834,484
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	2,035	1,399,287
2.98%, 11/05/30, (1-day SOFR + 1.422%)(d)	3,407	3,152,649
3.06%, 01/25/33, (1-day SOFR + 1.351%)(d)	4,701	4,135,004
3.07%, 02/24/28, (1-day SOFR + 1.280%)(d)	4,058	3,948,666
3.20%, 10/21/26	4,428	4,348,129
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(d)	3,723	3,622,215
Security	Par (000)	Value
Banks (continued)
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(d)	$3,722	$3,639,156
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	4,492	4,122,908
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,636	1,373,994
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	4,191	4,136,078
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	4,160	4,040,874
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(d)	2,998	2,950,324
4.13%, 07/25/28	3,350	3,302,645
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,557	1,245,800
4.30%, 11/20/26	1,659	1,650,601
4.41%, 03/31/31, (1-day SOFR + 3.914%)(d)	6,064	5,929,244
4.45%, 09/29/27	6,015	5,990,255
4.54%, 09/19/30, (1-day SOFR + 1.338%)(d)	4,600	4,543,372
4.64%, 05/07/28, (1-day SOFR + 1.143%)(d)	3,205	3,200,062
4.65%, 07/30/45	1,559	1,334,564
4.65%, 07/23/48	3,843	3,211,494
4.66%, 05/24/28, (1-day SOFR + 1.887%)(d)	2,480	2,479,110
4.75%, 05/18/46	2,946	2,443,455
4.79%, 03/04/29, (1-day SOFR + 0.870%)(d)	3,670	3,674,990
4.91%, 05/24/33, (1-day SOFR + 2.086%)(d)	4,127	4,057,085
4.95%, 05/07/31, (1-day SOFR + 1.463%)(d)	3,200	3,197,816
5.17%, 02/13/30, (1-day SOFR + 1.364%)(d)	4,430	4,486,925
5.30%, 05/06/44(a)	1,208	1,105,755
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	2,296	2,189,463
5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(d)	3,490	3,442,418
5.41%, 09/19/39, (5-year CMT + 1.730%)(d)	1,250	1,192,940
5.45%, 06/11/35, (1-day SOFR + 1.447%)(d)	3,960	3,967,951
5.59%, 11/19/34, (5-year CMT + 1.280%)(d)	1,665	1,668,291
5.61%, 03/04/56, (1-day SOFR + 1.746%)(d)	3,115	2,967,750
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)(d)	4,075	4,064,549
5.88%, 02/22/33	1,158	1,187,283
5.88%, 01/30/42	1,999	2,007,987
6.00%, 10/31/33	1,007	1,043,040
6.02%, 01/24/36, (1-day SOFR + 1.830%)(d)	4,625	4,652,255
6.13%, 08/25/36	1,017	1,029,687
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	4,590	4,703,428
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	4,284	4,545,025
6.63%, 01/15/28(a)	633	666,853
6.63%, 06/15/32	1,952	2,100,466
6.68%, 09/13/43	1,982	2,102,545
6.88%, 03/05/38	425	463,815
6.88%, 02/15/98(a)	311	333,593
8.13%, 07/15/39	2,975	3,662,789
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(d)	1,240	1,237,177
Citizens Financial Group Inc.
2.50%, 02/06/30(a)	1,150	1,028,313
2.64%, 09/30/32(a)	1,023	838,197
2.85%, 07/27/26	685	671,327
3.25%, 04/30/30	1,610	1,486,710
5.25%, 03/05/31, (1-day SOFR + 1.259%)(d)	1,115	1,116,162
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(d)	685	666,076
5.72%, 07/23/32, (1-day SOFR + 1.910%)(d)	1,995	2,036,617

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 01/23/30, (1-day SOFR + 2.010%)(d)	$1,465	$1,502,756
6.65%, 04/25/35, (1-day SOFR + 2.325%)(d)	1,195	1,267,011
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(d)	475	454,427
Comerica Inc.
3.80%, 07/22/26	392	386,636
4.00%, 02/01/29(a)	949	919,240
5.98%, 01/30/30, (1-day SOFR + 2.155%)(d)	1,400	1,422,909
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,547	1,497,028
1.88%, 09/15/31(a)(b)	1,194	1,028,534
2.55%, 03/14/27(a)(b)	1,591	1,545,246
2.63%, 09/06/26(a)(b)	1,355	1,327,996
2.69%, 03/11/31(b)	2,600	2,278,786
3.15%, 09/19/27(b)	1,097	1,072,120
3.31%, 03/11/41(a)(b)	1,647	1,193,042
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(d)	2,371	2,223,386
3.74%, 09/12/39(a)(b)	2,431	1,935,585
3.78%, 03/14/32(a)(b)	1,250	1,141,782
3.90%, 03/16/28(a)(b)	1,492	1,481,173
3.90%, 07/12/47(a)(b)	2,258	1,734,573
4.32%, 01/10/48(a)(b)	1,506	1,169,165
4.61%, 03/14/30(a)(b)	1,200	1,211,604
5.84%, 03/13/34(b)	1,970	2,009,523
5.93%, 03/14/46, (1-year CMT + 1.320%)(b)(d)	1,590	1,525,983
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	1,280	1,287,323
4.58%, 11/27/26	1,800	1,810,123
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(b)(d)	2,545	2,442,165
3.65%, 04/06/28, (1-year CMT + 1.220%)(b)(d)	2,481	2,439,376
3.75%, 07/21/26	2,268	2,244,789
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(d)	1,840	1,690,228
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)(d)	2,075	2,074,783
4.99%, 05/27/31, (1-year CMT + 0.920%)(b)(d)	555	556,688
5.25%, 05/24/41	2,477	2,385,956
5.25%, 08/04/45	1,467	1,353,558
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(d)	1,150	1,177,514
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)(d)	1,625	1,663,842
5.71%, 01/21/33, (1-year CMT + 1.000%)(b)(d)	1,350	1,390,139
5.75%, 12/01/43	2,155	2,119,459
5.80%, 09/30/2110(b)	100	90,467
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	1,010	1,012,864
4.49%, 10/17/29(a)	1,145	1,149,029
4.80%, 01/09/29	725	733,786
4.88%, 01/21/28	1,225	1,244,615
5.04%, 03/05/27	1,260	1,277,720
5.50%, 10/05/26	985	999,698
Credit Agricole SA
2.02%, 01/11/27(a)(b)	1,425	1,367,593
Security	Par (000)	Value
Banks (continued)
2.81%, 01/11/41(b)	$1,837	$1,230,466
3.25%, 01/14/30(b)	2,489	2,294,967
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(d)	1,795	1,735,642
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(d)	1,730	1,722,757
5.13%, 03/11/27(b)	1,480	1,497,472
5.22%, 05/27/31, (1-day SOFR + 1.460%)(b)(d)	585	590,135
5.23%, 01/09/29, (1-day SOFR + 1.130%)(b)(d)	1,895	1,914,974
5.30%, 07/12/28(a)(b)	1,850	1,888,683
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(d)	1,285	1,305,140
5.37%, 03/11/34(a)(b)	1,145	1,173,399
5.51%, 07/05/33(a)(b)	1,005	1,036,325
5.59%, 07/05/26(b)	1,805	1,827,636
5.86%, 01/09/36, (1-day SOFR + 1.740%)(b)(d)	2,785	2,829,341
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(d)	2,275	2,334,975
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(d)	2,790	2,917,132
Credit Agricole SA/London, 4.13%, 01/10/27(b)	1,361	1,350,309
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(b)(d)	1,105	1,062,976
4.30%, 04/01/28, (1-year CMT + 1.750%)(b)(d)	1,950	1,935,461
4.38%, 06/12/28(b)	1,889	1,874,865
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(d)	1,385	1,369,888
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(d)	1,365	1,385,885
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(d)	2,205	2,272,124
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(a)(b)(d)	930	933,273
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	250	236,464
4.40%, 03/21/28(b)	15	15,095
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(d)	2,450	2,358,411
2.55%, 01/07/28, (1-day SOFR + 1.318%)(d)	2,175	2,096,175
3.04%, 05/28/32, (1-day SOFR + 1.718%)(d)	1,493	1,318,205
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)(d)	2,952	2,720,286
3.73%, 01/14/32, (1-day SOFR + 2.757%)(d)	1,315	1,184,468
3.74%, 01/07/33, (1-day SOFR + 2.257%)(d)	2,015	1,773,682
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(d)	2,015	1,977,481
5.00%, 09/11/30, (1-day SOFR + 1.700%)(d)	2,175	2,165,431
5.30%, 05/09/31, (1-day SOFR + 1.720%)(d)	1,370	1,371,894
5.37%, 09/09/27	795	810,694
5.37%, 01/10/29, (1-day SOFR + 1.210%)(d)	1,650	1,668,666
5.40%, 09/11/35, (1-day SOFR + 2.050%)(d)	1,850	1,805,365
5.41%, 05/10/29	1,635	1,682,922
5.71%, 02/08/28, (1-day SOFR + 1.594%)(d)	1,230	1,245,233
5.88%, 07/08/31, (1-day SOFR + 5.438%)(d)	695	704,614
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(d)	2,035	2,123,737

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.510%)(d)	$1,925	$2,036,859
7.08%, 02/10/34, (1-day SOFR + 3.650%)(d)	2,555	2,683,892
7.15%, 07/13/27, (1-day SOFR + 2.520%)(d)	1,705	1,745,472
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(d)	1,090	1,032,991
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)(d)	1,400	1,406,195
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	1,416	1,415,994
5.25%, 04/26/29(a)(b)	1,385	1,410,534
5.70%, 03/14/28(a)(b)	1,155	1,189,982
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)(d)	1,530	1,468,455
2.55%, 05/05/27	1,237	1,190,601
3.95%, 03/14/28	1,108	1,093,611
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(d)	585	578,622
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(d)	1,350	1,265,808
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(d)	1,906	1,899,704
4.90%, 09/06/30, (1-day SOFR + 1.486%)(d)	735	736,760
5.63%, 01/29/32, (1-day SOFR + 1.840%)(d)	1,350	1,386,210
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	1,970	2,060,700
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(d)	1,644	1,704,336
8.25%, 03/01/38	1,525	1,780,934
Fifth Third Bank NA
2.25%, 02/01/27	1,037	1,000,321
4.97%, 01/28/28, (1-day SOFR + 0.810%)(d)	1,400	1,405,581
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.410%)(d)	760	756,914
6.25%, 03/12/40, (5-year CMT + 1.970%)(a)(d)	450	434,034
First Horizon Bank, 5.75%, 05/01/30	645	649,197
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	555	574,686
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(d)	280	277,001
Goldman Sachs Capital I, 6.35%, 02/15/34	1,420	1,461,285
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(d)	4,220	4,052,029
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	6,833	6,581,401
1.99%, 01/27/32, (1-day SOFR + 1.090%)(d)	4,006	3,409,512
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)(d)	6,656	5,727,630
2.60%, 02/07/30	3,503	3,200,270
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	5,943	5,211,638
2.64%, 02/24/28, (1-day SOFR + 1.114%)(d)	4,727	4,566,532
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	4,857	4,216,677
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	2,154	1,497,747
3.10%, 02/24/33, (1-day SOFR + 1.410%)(d)	6,010	5,307,929
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	3,651	2,655,196
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,981	2,203,627
3.50%, 11/16/26	3,909	3,851,662
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	5,285	5,190,487
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(d)	4,093	4,018,192
3.80%, 03/15/30(a)	4,310	4,158,115
Security	Par (000)	Value
Banks (continued)
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(d)	$4,346	$4,251,186
3.85%, 01/26/27	4,455	4,415,828
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	3,949	3,362,958
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(d)	5,291	5,236,458
4.39%, 06/15/27, (1-day SOFR + 1.510%)(d)	1,175	1,171,665
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	2,385	2,094,295
4.48%, 08/23/28, (1-day SOFR + 1.725%)(d)	3,920	3,907,008
4.69%, 10/23/30, (1-day SOFR + 1.135%)(d)	3,055	3,044,052
4.75%, 10/21/45	2,702	2,340,485
4.80%, 07/08/44	2,944	2,573,870
4.94%, 04/23/28, (1-day SOFR + 1.319%)(d)	2,710	2,723,802
5.02%, 10/23/35, (1-day SOFR + 1.420%)(d)	4,210	4,074,279
5.05%, 07/23/30, (1-day SOFR + 1.210%)(d)	3,800	3,832,462
5.15%, 05/22/45	3,505	3,087,588
5.21%, 01/28/31, (1-day SOFR + 1.078%)(d)	3,390	3,437,546
5.22%, 04/23/31, (1-day SOFR + 1.580%)(d)	5,395	5,473,632
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	5,450	5,403,811
5.54%, 01/28/36, (1-day SOFR + 1.380%)(d)	4,790	4,823,968
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	4,735	4,533,716
5.73%, 04/25/30, (1-day SOFR +1.265%)(d)	4,108	4,245,693
5.73%, 01/28/56, (1-day SOFR + 1.696%)(d)	4,535	4,407,556
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	3,830	3,941,577
5.95%, 01/15/27	1,460	1,497,884
6.13%, 02/15/33	2,405	2,594,320
6.25%, 02/01/41	3,727	3,887,233
6.45%, 05/01/36	1,263	1,329,940
6.48%, 10/24/29, (1-day SOFR + 1.770%)(d)	4,625	4,879,226
6.56%, 10/24/34, (1-day SOFR + 1.950%)(d)	1,890	2,058,131
6.75%, 10/01/37	8,325	8,954,394
HBOS PLC, 6.00%, 11/01/33(a)(b)	666	666,379
HSBC Bank USA NA, 7.00%, 01/15/39	1,030	1,157,884
HSBC Bank USA NA/New York
5.63%, 08/15/35	720	719,745
5.88%, 11/01/34	525	544,965
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(d)	3,135	2,947,132
2.21%, 08/17/29, (1-day SOFR + 1.285%)(d)	3,430	3,161,196
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)(d)	1,494	1,439,115
2.36%, 08/18/31, (1-day SOFR + 1.947%)(d)	3,060	2,682,102
2.80%, 05/24/32, (1-day SOFR + 1.187%)(d)	4,972	4,350,244
2.85%, 06/04/31, (1-day SOFR + 2.387%)(d)	2,802	2,526,158
2.87%, 11/22/32, (1-day SOFR + 1.410%)(d)	3,780	3,291,818
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(d)	4,677	4,509,917
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(d)	3,993	3,945,943
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(d)	4,711	4,679,276
4.76%, 06/09/28, (1-day SOFR + 2.110%)(d)	3,440	3,436,854
4.76%, 03/29/33, (1-day SOFR + 2.530%)(d)	3,075	2,950,471
4.90%, 03/03/29, (1-day SOFR + 1.030%)(d)	2,720	2,726,184
4.95%, 03/31/30(a)	3,957	3,990,728
5.13%, 11/19/28, (1-day SOFR + 1.040%)(d)	2,290	2,306,878
5.13%, 03/03/31, (1-day SOFR + 1.290%)(d)	2,780	2,787,066
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	3,510	3,546,204

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)(d)	$3,000	$3,013,532
5.25%, 03/14/44(a)	2,115	1,961,908
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	3,550	3,585,263
5.40%, 08/11/33, (1-day SOFR + 2.870%)(d)	3,690	3,722,367
5.45%, 03/03/36, (1-day SOFR + 1.560%)(d)	3,710	3,651,931
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	2,560	2,617,969
5.60%, 05/17/28, (1-day SOFR + 1.060%)(d)	2,790	2,831,448
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(d)	2,295	2,341,475
5.73%, 05/17/32, (1-day SOFR + 1.520%)(d)	3,280	3,364,168
5.79%, 05/13/36, (1-day SOFR + 1.880%)(d)	2,800	2,819,542
5.87%, 11/18/35, (1-day SOFR + 1.900%)(d)	2,830	2,804,396
5.89%, 08/14/27, (1-day SOFR + 1.570%)(d)	3,485	3,528,239
6.10%, 01/14/42(a)	1,540	1,602,666
6.16%, 03/09/29, (1-day SOFR + 1.970%)(d)	3,510	3,628,964
6.25%, 03/09/34, (1-day SOFR + 2.390%)(d)	3,620	3,806,036
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	4,135	4,339,389
6.50%, 05/02/36	3,055	3,235,581
6.50%, 09/15/37	3,948	4,127,162
6.55%, 06/20/34, (1-day SOFR + 2.980%)(d)	3,015	3,154,150
6.80%, 06/01/38	1,429	1,531,108
7.39%, 11/03/28, (1-day SOFR + 3.350%)(d)	3,665	3,875,810
7.40%, 11/13/34, (1-day SOFR + 3.020%)(d)	3,140	3,458,737
7.63%, 05/17/32(a)	545	610,682
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)(d)	2,920	3,336,462
HSBC USA Inc.
4.65%, 06/03/28	1,000	1,002,811
5.29%, 03/04/27	1,435	1,456,002
7.20%, 07/15/97	240	277,224
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(d)	945	783,374
2.55%, 02/04/30	1,235	1,116,191
4.44%, 08/04/28, (1-day SOFR + 1.970%)(d)	1,217	1,215,127
5.02%, 05/17/33, (1-day SOFR + 2.050%)(d)	698	678,679
5.27%, 01/15/31, (1-day SOFR + 1.276%)(d)	1,990	2,011,552
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(d)	1,900	1,911,564
6.14%, 11/18/39, (5-year CMT + 1.700%)(d)	755	752,942
6.21%, 08/21/29, (1-day SOFR + 2.020%)(d)	1,575	1,641,734
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(d)	1,375	1,371,479
4.87%, 04/12/28, (1-day SOFR + 0.720%)(d)	1,310	1,313,097
5.65%, 01/10/30(a)	1,260	1,298,059
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)(b)	600	585,648
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,591,886
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(d)	1,472	1,302,097
3.95%, 03/29/27(a)	2,669	2,642,867
4.02%, 03/28/28, (1-day SOFR + 1.830%)(d)	1,780	1,759,724
4.05%, 04/09/29	1,419	1,390,191
4.25%, 03/28/33, (1-day SOFR + 2.070%)(d)	1,695	1,607,809
4.55%, 10/02/28	1,942	1,939,483
4.86%, 03/25/29, (1-day SOFR + 1.010%)(d)	1,365	1,370,399
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)(d)	1,195	1,201,745
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(d)	2,105	2,145,626
Security	Par (000)	Value
Banks (continued)
5.53%, 03/25/36, (1-day SOFR + 1.610%)(d)	$1,555	$1,551,226
5.55%, 03/19/35, (1-day SOFR + 1.770%)(d)	2,245	2,259,328
6.08%, 09/11/27, (1-day SOFR + 1.560%)(d)	1,430	1,455,612
6.11%, 09/11/34, (1-day SOFR + 2.090%)(d)	2,395	2,516,838
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	125	116,031
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	717	704,533
3.88%, 01/12/28(a)(b)	575	560,419
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(d)	745	671,224
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	1,455	1,146,662
6.63%, 06/20/33(b)	2,005	2,135,246
7.20%, 11/28/33(b)	2,305	2,545,122
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	2,330	2,542,626
7.80%, 11/28/53(b)	2,350	2,666,565
8.25%, 11/21/33, (1-year CMT + 4.400%)(b)(d)	1,835	2,090,509
Series NR, 4.00%, 09/23/29(b)	155	149,327
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)(d)	4,299	4,128,448
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(d)	2,401	2,050,623
1.95%, 02/04/32, (1-day SOFR + 1.065%)(d)	4,793	4,103,451
2.07%, 06/01/29, (1-day SOFR + 1.015%)(d)	3,525	3,278,497
2.18%, 06/01/28, (1-day SOFR + 1.890%)(d)	2,515	2,399,865
2.52%, 04/22/31, (1-day SOFR + 2.040%)(d)	4,405	3,975,242
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	2,940	2,006,712
2.55%, 11/08/32, (1-day SOFR + 1.180%)(d)	4,763	4,127,495
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(d)	5,738	5,064,603
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(d)	6,028	5,556,601
2.95%, 10/01/26	4,107	4,033,374
2.95%, 02/24/28, (1-day SOFR + 1.170%)(d)	2,810	2,735,458
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(d)	4,773	4,345,859
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	5,662	5,008,400
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	2,522	1,884,361
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	3,810	2,480,770
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	3,223	2,373,904
3.20%, 06/15/26	2,548	2,518,084
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	5,571	3,782,625
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(d)	3,489	3,394,707
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(d)	3,778	3,708,859
3.63%, 12/01/27	1,936	1,901,462
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(d)	4,106	3,963,764
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(d)	4,266	4,209,246
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	3,875	3,337,354
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	5,108	3,916,020

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	$5,488	$4,261,261
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(d)	3,489	3,435,821
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	2,423	1,905,239
4.13%, 12/15/26	3,010	2,996,364
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(d)	3,764	3,724,303
4.25%, 10/01/27	2,482	2,482,011
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	3,127	2,560,210
4.32%, 04/26/28, (1-day SOFR + 1.560%)(d)	4,610	4,589,652
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(d)	3,876	3,849,990
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(d)	4,479	4,425,858
4.51%, 10/22/28, (1-day SOFR + 0.860%)(d)	3,100	3,093,633
4.57%, 06/14/30, (1-day SOFR + 1.750%)(d)	3,595	3,580,364
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	4,035	3,933,224
4.60%, 10/22/30, (1-day SOFR + 1.040%)(d)	4,075	4,050,871
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	5,326	5,352,948
4.85%, 02/01/44	1,815	1,646,418
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	7,188	7,123,546
4.92%, 01/24/29, (1-day SOFR + 0.800%)(d)	3,545	3,575,976
4.95%, 10/22/35, (1-day SOFR + 1.340%)(d)	4,595	4,458,805
4.95%, 06/01/45(a)	2,769	2,502,191
4.98%, 07/22/28, (1-day SOFR + 0.930%)(d)	2,980	3,003,442
5.00%, 07/22/30, (1-day SOFR +1.125%)(d)	4,660	4,703,509
5.01%, 01/23/30, (1-day SOFR + 1.310%)(d)	3,840	3,885,533
5.04%, 01/23/28, (1-day SOFR + 1.190%)(d)	3,375	3,399,080
5.10%, 04/22/31, (1-day SOFR + 1.435%)(d)	3,255	3,302,224
5.14%, 01/24/31, (1-day SOFR + 1.010%)(d)	2,040	2,071,662
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	4,095	4,087,172
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	3,790	3,866,838
5.34%, 01/23/35, (1-day SOFR + 1.620%)(d)	4,180	4,205,832
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	7,260	7,342,949
5.40%, 01/06/42	2,280	2,241,376
5.50%, 01/24/36, (1-day SOFR + 1.315%)(d)	4,495	4,548,318
5.50%, 10/15/40	2,365	2,353,610
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	4,005	3,922,432
5.57%, 04/22/28, (1-day SOFR + 0.930%)(d)	3,615	3,681,078
5.57%, 04/22/36, (1-day SOFR + 1.680%)(d)	4,515	4,593,648
5.58%, 04/22/30, (1-day SOFR +1.160%)(d)	4,045	4,175,470
5.60%, 07/15/41	2,931	2,939,016
5.63%, 08/16/43(a)	1,831	1,803,314
5.72%, 09/14/33, (1-day SOFR + 2.580%)(d)	5,360	5,511,625
5.77%, 04/22/35, (1-day SOFR + 1.490%)(d)	4,685	4,845,185
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,525	3,598,187
6.09%, 10/23/29, (1-day SOFR + 1.570%)(d)	3,330	3,477,472
6.25%, 10/23/34, (1-day SOFR + 1.810%)(d)	4,180	4,469,802
6.40%, 05/15/38	4,087	4,448,104
7.63%, 10/15/26	1,107	1,153,980
8.00%, 04/29/27	2,249	2,394,540
8.75%, 09/01/30	962	1,130,008
JPMorgan Chase Bank NA, 5.11%, 12/08/26	4,125	4,171,382
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)(d)	1,385	1,389,760
5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(d)	1,695	1,741,173
Security	Par (000)	Value
Banks (continued)
6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(d)	$1,655	$1,748,013
KEB Hana Bank
1.25%, 12/16/26(b)	285	271,415
3.25%, 03/30/27(b)	525	513,980
3.50%, (5-year CMT + 2.409%)(b)(d)(e)	395	382,204
5.38%, 04/23/27(b)	170	172,831
5.38%, 04/23/29(b)	335	344,823
5.75%, 10/24/28(b)	385	400,258
KeyBank NA, 5.00%, 01/26/33	1,430	1,382,537
KeyBank NA/Cleveland OH
3.90%, 04/13/29	955	909,960
4.90%, 08/08/32	1,280	1,207,270
5.85%, 11/15/27	1,519	1,558,163
6.95%, 02/01/28(a)	620	650,808
KeyCorp
2.25%, 04/06/27(a)	1,138	1,089,246
2.55%, 10/01/29	1,190	1,084,726
4.10%, 04/30/28(a)	1,762	1,737,257
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(d)	1,265	1,207,704
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(d)	215	214,542
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(d)	1,595	1,673,792
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	1,228	1,199,462
Kookmin Bank
2.38%, 02/15/27(b)	100	96,668
2.50%, 11/04/30(a)(b)	505	445,063
4.63%, 04/21/28(b)	319	320,473
5.25%, 05/08/29(b)	350	359,097
5.38%, 05/08/27(b)	380	386,529
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	2,441	1,703,339
3.57%, 11/07/28(d)	2,705	2,632,551
3.75%, 01/11/27	1,955	1,931,080
3.75%, 03/18/28, (1-year CMT + 1.800%)(d)	1,467	1,443,248
4.34%, 01/09/48(a)	2,194	1,683,169
4.38%, 03/22/28	2,756	2,738,811
4.55%, 08/16/28	1,900	1,891,406
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(d)	1,935	1,898,425
5.09%, 11/26/28, (1-year CMT + 0.850%)(d)	2,345	2,366,108
5.30%, 12/01/45(a)	855	769,662
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)(d)	2,325	2,351,454
5.59%, 11/26/35, (1-year CMT + 1.200%)(d)	1,505	1,504,407
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(d)	2,595	2,622,511
5.72%, 06/05/30, (1-year CMT + 1.070%)(d)	1,985	2,047,765
5.87%, 03/06/29, (1-year CMT + 1.700%)(d)	1,725	1,775,559
5.99%, 08/07/27, (1-year CMT + 1.480%)(d)	2,175	2,205,347
7.95%, 11/15/33, (1-year CMT + 3.750%)(d)	1,695	1,926,677
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(d)	738	735,504
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)(d)	440	440,868
5.05%, 01/27/34, (1-day SOFR + 1.850%)(d)	1,500	1,453,453
5.39%, 01/16/36, (1-day SOFR + 1.610%)(d)	1,015	988,387

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)(d)	$1,560	$1,624,474
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(d)	1,010	1,090,081
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(b)(d)	1,895	1,666,694
3.62%, 06/03/30(b)	1,725	1,601,751
5.21%, 06/15/26(a)(b)	945	952,761
5.27%, 07/02/27(b)	1,030	1,048,399
5.39%, 12/07/26(b)	1,210	1,227,512
6.80%, 01/18/33(a)(b)	1,590	1,692,400
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(b)(d)	1,375	1,321,103
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(d)	1,035	983,226
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(d)	1,740	1,516,708
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)(d)	1,984	1,704,076
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.634%)(a)(b)(d)	1,196	1,166,914
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(d)	980	966,727
4.44%, 06/21/33, (1-day SOFR + 2.405%)(b)(d)	1,125	1,061,476
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.989%)(a)(b)(d)	760	756,701
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.012%)(b)(d)	1,228	1,234,658
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(d)	1,015	1,019,234
5.89%, 06/15/34, (1-day SOFR + 2.380%)(b)(d)	2,030	2,089,783
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(d)	1,620	1,706,134
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	976	946,780
4.70%, 01/27/28	1,955	1,963,007
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	2,855	2,757,123
1.64%, 10/13/27, (1-year CMT + 0.670%)(d)	2,025	1,944,735
2.05%, 07/17/30	2,195	1,926,069
2.31%, 07/20/32, (1-year CMT + 0.950%)(d)	2,600	2,235,538
2.34%, 01/19/28, (1-year CMT + 0.830%)(d)	2,335	2,251,269
2.49%, 10/13/32, (1-year CMT + 0.970%)(d)	1,191	1,027,498
2.56%, 02/25/30	2,099	1,907,816
2.76%, 09/13/26	1,470	1,438,299
2.85%, 01/19/33, (1-year CMT + 1.100%)(d)	1,734	1,514,027
3.20%, 07/18/29	2,901	2,744,784
3.29%, 07/25/27	641	627,127
3.68%, 02/22/27(a)	1,524	1,504,648
3.74%, 03/07/29	2,531	2,466,587
3.75%, 07/18/39	2,563	2,158,716
3.96%, 03/02/28	1,808	1,788,352
4.05%, 09/11/28(a)	1,352	1,338,773
4.08%, 04/19/28, (1-year CMT + 1.300%)(d)	1,505	1,489,674
4.15%, 03/07/39(a)	873	780,720
4.29%, 07/26/38(a)	751	680,070
4.32%, 04/19/33, (1-year CMT + 1.550%)(d)	1,060	1,008,983
Security	Par (000)	Value
Banks (continued)
5.02%, 07/20/28, (1-year CMT + 1.950%)(d)	$2,195	$2,213,724
5.13%, 07/20/33, (1-year CMT + 2.125%)(d)	2,240	2,236,840
5.16%, 04/24/31, (1-year CMT + 1.170%)(d)	1,850	1,875,545
5.20%, 01/16/31, (1-year CMT + 0.780%)(d)	1,680	1,706,684
5.24%, 04/19/29, (1-year CMT + 1.700%)(d)	1,145	1,165,475
5.26%, 04/17/30, (1-year CMT + 0.820%)(d)	1,275	1,298,657
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(d)	1,685	1,714,228
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,855	1,878,229
5.42%, 02/22/29, (1-year CMT + 1.380%)(d)	1,525	1,556,163
5.43%, 04/17/35, (1-year CMT + 1.000%)(d)	2,770	2,783,825
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(d)	2,095	2,128,337
5.47%, 09/13/33, (1-year CMT + 2.125%)(d)	1,011	1,029,486
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(d)	995	1,021,952
5.57%, 01/16/36, (1-year CMT + 0.950%)(d)	1,785	1,812,035
5.62%, 04/24/36, (1-year CMT + 1.270%)(d)	2,125	2,158,397
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(d)	2,268	2,192,634
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(d)	1,715	1,482,289
2.17%, 05/22/32, (1-year CMT + 0.870%)(d)	1,133	968,564
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(d)	2,252	1,980,296
2.26%, 07/09/32, (1-year CMT + 0.900%)(d)	751	642,579
2.56%, 09/13/31	1,785	1,533,460
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(d)	1,105	994,715
2.84%, 09/13/26	1,214	1,189,483
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(d)	845	783,474
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(d)	1,184	1,110,734
3.17%, 09/11/27	1,575	1,532,165
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	1,565	1,480,039
3.66%, 02/28/27	766	754,987
4.02%, 03/05/28(a)	1,695	1,679,017
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(d)	1,540	1,518,825
5.10%, 05/13/31, (1-year CMT + 0.820%)(d)	930	939,792
5.38%, 05/26/30, (1-year CMT + 1.120%)(d)	820	836,944
5.38%, 07/10/30, (1-year CMT + 1.080%)(d)	970	989,850
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)(d)	1,470	1,496,436
5.42%, 05/13/36, (1-year CMT + 0.980%)(d)	665	664,809
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(d)	1,315	1,332,176
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)(d)	1,320	1,337,843
5.67%, 05/27/29, (1-year CMT + 1.500%)(d)	1,385	1,427,803
5.67%, 09/13/33, (1-year CMT + 2.400%)(d)	1,347	1,379,354
5.74%, 05/27/31, (1-year CMT + 1.650%)(d)	1,450	1,504,360
5.75%, 05/27/34, (1-year CMT + 1.800%)(d)	1,425	1,463,214
5.75%, 07/06/34, (1-year CMT + 1.900%)(d)	1,655	1,701,824
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,005	2,070,373
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(d)	4,300	4,148,912
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	4,649	3,915,265

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.93%, 04/28/32, (1-day SOFR + 1.020%)(d)	$4,299	$3,628,363
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	5,524	4,704,327
2.48%, 01/21/28, (1-day SOFR + 1.000%)(d)	3,545	3,422,397
2.48%, 09/16/36, (1-day SOFR + 1.360%)(d)	4,870	4,069,798
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	7,470	6,431,980
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	5,306	4,840,396
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	3,123	1,878,158
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	3,965	3,484,094
3.13%, 07/27/26(a)	4,224	4,159,491
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	3,384	2,488,105
3.59%, 07/22/28(d)	4,602	4,499,417
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	4,575	4,337,870
3.63%, 01/20/27	4,756	4,697,009
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	4,562	4,464,129
3.95%, 04/23/27	3,055	3,027,010
3.97%, 07/22/38(d)	3,276	2,799,802
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)(d)	3,733	3,704,925
4.30%, 01/27/45	3,718	3,085,904
4.35%, 09/08/26	3,493	3,478,799
4.38%, 01/22/47	3,262	2,692,476
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(d)	4,670	4,631,228
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,942	1,760,521
4.65%, 10/18/30, (1-day SOFR + 1.100%)(d)	4,485	4,455,089
4.89%, 07/20/33, (1-day SOFR + 2.076%)(d)	3,490	3,437,794
4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)(d)	2,080	2,099,477
5.04%, 07/19/30, (1-day SOFR + 1.215%)(d)	3,355	3,388,319
5.12%, 02/01/29, (1-day SOFR + 1.730%)(d)	4,055	4,103,884
5.16%, 04/20/29, (1-day SOFR + 1.590%)(d)	4,070	4,126,799
5.17%, 01/16/30, (1-day SOFR + 1.450%)(d)	3,462	3,515,195
5.19%, 04/17/31, (1-day SOFR + 1.510%)(d)	5,530	5,610,758
5.23%, 01/15/31, (1-day SOFR + 1.108%)(d)	3,765	3,820,622
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	5,110	5,106,303
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(d)	2,855	2,801,318
5.32%, 07/19/35, (1-day SOFR + 1.555%)(d)	5,215	5,181,001
5.42%, 07/21/34, (1-day SOFR + 1.880%)(d)	3,565	3,597,140
5.45%, 07/20/29, (1-day SOFR + 1.630%)(d)	3,180	3,252,667
5.47%, 01/18/35, (1-day SOFR + 1.730%)(d)	3,785	3,807,642
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	4,560	4,344,817
5.59%, 01/18/36, (1-day SOFR + 1.418%)(d)	4,540	4,584,091
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	3,160	3,054,909
5.65%, 04/13/28, (1-day SOFR +1.010%)(d)	2,490	2,535,988
5.66%, 04/18/30, (1-day SOFR + 1.260%)(d)	3,845	3,969,195
5.66%, 04/17/36, (1-day SOFR + 1.757%)(d)	3,750	3,811,250
5.83%, 04/19/35, (1-day SOFR + 1.580%)(d)	4,725	4,871,858
5.94%, 02/07/39, (5-year CMT + 1.800%)(d)	2,295	2,316,339
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	3,110	3,137,494
6.25%, 08/09/26(a)	1,255	1,281,034
6.30%, 10/18/28, (1-day SOFR + 2.240%)(d)	3,495	3,624,880
6.34%, 10/18/33, (1-day SOFR + 2.560%)(d)	4,315	4,614,508
6.38%, 07/24/42	3,413	3,651,436
6.41%, 11/01/29, (1-day SOFR + 1.830%)(d)	2,920	3,078,084
6.63%, 11/01/34, (1-day SOFR + 2.050%)(d)	3,445	3,738,393
7.25%, 04/01/32(a)	1,848	2,106,495
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(d)	$3,340	$3,337,753
4.95%, 01/14/28, (1-day SOFR + 1.080%)(d)	2,560	2,575,381
4.97%, 07/14/28, (1-day SOFR + 0.930%)(d)	2,620	2,642,247
5.02%, 01/12/29, (1-day SOFR + 0.906%)(d)	3,265	3,297,802
5.50%, 05/26/28, (1-day SOFR + 0.865%)(d)	2,802	2,852,302
5.88%, 10/30/26	2,970	3,028,892
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	320	278,682
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	1,810	1,745,404
2.33%, 08/21/30(b)	2,920	2,558,484
2.65%, 01/14/41(a)(b)	1,740	1,154,158
2.99%, 05/21/31(b)	1,672	1,482,054
3.35%, 01/12/37, (5-year CMT + 1.7000%)(a)(b)(d)	1,917	1,668,298
3.50%, 01/10/27(a)(b)	1,055	1,042,829
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(d)	2,576	2,452,784
4.95%, 01/10/34(a)(b)	1,000	1,003,914
5.18%, 06/11/34(a)(b)	1,265	1,291,554
5.90%, 01/14/36, (1-year CMT + 1.300%)(b)(d)	2,355	2,381,586
6.43%, 01/12/33(a)(b)	2,020	2,134,048
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,708	1,675,832
3.91%, 06/09/27	1,440	1,431,669
4.50%, 10/26/27	1,330	1,337,454
4.79%, 01/10/29(a)	1,125	1,143,561
4.90%, 06/13/28(a)	1,485	1,513,807
4.90%, 01/14/30(a)	1,135	1,159,953
4.94%, 01/12/28(a)	1,735	1,767,804
5.09%, 06/11/27	1,215	1,233,936
National Bank of Canada
4.50%, 10/10/29	1,050	1,039,730
4.95%, 02/01/28, (1-day SOFR + 0.795%)(d)	1,040	1,044,483
5.60%, 07/02/27, (1-day SOFR + 1.036%)(d)	1,230	1,241,405
5.60%, 12/18/28	1,850	1,911,146
National Securities Clearing Corp.
4.35%, 05/20/27(b)	365	365,928
4.70%, 05/20/30(b)	570	574,075
4.90%, 06/26/29(b)	815	829,441
5.00%, 05/30/28(b)	1,065	1,084,062
5.10%, 11/21/27(a)(b)	1,380	1,407,889
5.15%, 06/26/26(a)(b)	640	645,643
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(d)	2,230	2,160,716
3.03%, 11/28/35, (5-year CMT + 2.350%)(d)	1,445	1,280,848
3.07%, 05/22/28, (1-year CMT + 2.550%)(d)	1,827	1,771,875
4.45%, 05/08/30(d)	1,920	1,888,027
4.89%, 05/18/29(d)	2,613	2,621,632
4.96%, 08/15/30, (1-year CMT + 1.220%)(d)	1,865	1,868,576
5.08%, 01/27/30(d)	2,996	3,013,563
5.12%, 05/23/31, (1-year CMT + 1.050%)(d)	1,600	1,606,218
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)(d)	1,210	1,229,979
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(d)	1,105	1,120,356
5.78%, 03/01/35, (1-year CMT + 1.500%)(d)	2,335	2,380,078
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(d)	1,890	1,948,509

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(d)	$1,585	$1,651,479
6.48%, 06/01/34, (5-year CMT + 2.200%)(d)	1,690	1,754,654
NatWest Markets PLC
1.60%, 09/29/26(b)	1,485	1,428,602
4.79%, 03/21/28(b)	665	668,136
5.02%, 03/21/30(b)	2,045	2,057,507
5.41%, 05/17/29(b)	1,280	1,312,596
5.42%, 05/17/27(a)(b)	1,380	1,404,931
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(d)	535	512,527
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(d)	125	127,821
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	240	231,850
NongHyup Bank
1.25%, 07/28/26(b)	75	72,172
4.25%, 07/06/27(b)	150	149,273
4.75%, 07/22/29(b)	100	100,618
4.88%, 07/03/28(b)	200	201,943
Nordea Bank Abp
1.50%, 09/30/26(b)	2,110	2,027,240
4.38%, 09/10/29(a)(b)	905	900,282
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(d)	787	776,042
5.00%, 03/19/27(a)(b)	695	702,450
5.38%, 09/22/27(a)(b)	1,695	1,726,519
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	1,470	1,403,952
2.08%, 09/22/31(a)(b)	1,950	1,639,857
4.87%, 09/14/27(a)(b)	1,165	1,165,693
5.07%, 09/14/32(a)(b)	462	450,542
5.09%, 10/16/29(a)(b)	670	672,146
5.43%, 03/09/28(a)(b)	1,456	1,476,616
Northern Trust Corp.
1.95%, 05/01/30	1,871	1,659,068
3.15%, 05/03/29	669	641,622
3.38%, 05/08/32(d)	1,158	1,119,064
3.65%, 08/03/28	919	902,881
4.00%, 05/10/27(a)	1,454	1,449,387
6.13%, 11/02/32	1,475	1,569,917
PNC Bank NA
2.70%, 10/22/29	1,240	1,141,029
3.10%, 10/25/27	1,526	1,483,084
3.25%, 01/22/28	1,170	1,138,007
4.05%, 07/26/28(a)	2,165	2,133,512
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	1,042	1,002,832
2.31%, 04/23/32, (1-day SOFR + 0.979%)(d)	1,920	1,658,359
2.55%, 01/22/30	3,119	2,849,416
2.60%, 07/23/26(a)	1,453	1,425,444
3.15%, 05/19/27(a)	1,194	1,167,705
3.45%, 04/23/29	2,495	2,406,547
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	1,229	1,167,855
4.81%, 10/21/32, (1-day SOFR + 1.259%)(d)	2,470	2,439,193
4.90%, 05/13/31, (1-day SOFR + 1.333%)(d)	1,650	1,651,649
5.07%, 01/24/34, (1-day SOFR + 1.933%)(d)	2,305	2,277,540
5.10%, 07/23/27, (1-day SOFR + 0.796%)(d)	1,435	1,443,440
Security	Par (000)	Value
Banks (continued)
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(d)	$1,655	$1,681,678
5.30%, 01/21/28, (1-day SOFR + 1.342%)(d)	1,505	1,522,312
5.35%, 12/02/28, (1-day SOFR + 1.620%)(d)	1,730	1,761,388
5.40%, 07/23/35, (1-day SOFR + 1.599%)(d)	2,275	2,270,577
5.49%, 05/14/30, (1-day SOFR + 1.198%)(d)	2,860	2,941,026
5.58%, 06/12/29, (1-day SOFR + 1.841%)(d)	3,171	3,262,808
5.58%, 01/29/36, (1-day SOFR + 1.394%)(d)	2,691	2,708,908
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	2,365	2,412,608
5.94%, 08/18/34, (1-day SOFR + 1.946%)(d)	1,150	1,191,399
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	2,430	2,542,697
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(d)	1,710	1,758,130
6.88%, 10/20/34, (1-day SOFR + 2.284%)(d)	3,340	3,662,034
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,250	1,270,403
Regions Financial Corp.
1.80%, 08/12/28	983	898,678
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(d)	1,420	1,394,649
5.72%, 06/06/30, (1-day SOFR +1.490%)(d)	1,520	1,554,516
7.38%, 12/10/37	544	598,365
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	142,412
Royal Bank of Canada
1.15%, 07/14/26	1,477	1,426,658
1.40%, 11/02/26	1,240	1,191,874
2.05%, 01/21/27	785	757,697
2.30%, 11/03/31	3,015	2,609,556
3.63%, 05/04/27	1,931	1,905,143
3.88%, 05/04/32	1,488	1,403,812
4.24%, 08/03/27	2,742	2,735,539
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(d)	1,145	1,145,400
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(d)	1,285	1,283,984
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(d)	3,010	2,997,229
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(d)	1,695	1,700,761
4.88%, 01/19/27(a)	1,965	1,981,142
4.90%, 01/12/28(a)	1,229	1,246,440
4.95%, 02/01/29	1,650	1,679,563
4.97%, 01/24/29, (1-day SOFR + 0.830%)(d)	2,440	2,464,285
4.97%, 08/02/30, (1-day SOFR + 1.000%)(d)	2,390	2,408,186
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(d)	1,800	1,811,729
5.00%, 02/01/33(a)	2,560	2,567,778
5.00%, 05/02/33	1,390	1,393,436
5.07%, 07/23/27, (1-day SOFR + 0.790%)(d)	1,825	1,837,062
5.15%, 02/04/31, (1-day SOFR + 1.030%)(d)	2,755	2,794,229
5.15%, 02/01/34	2,105	2,124,966
5.20%, 07/20/26	1,465	1,478,433
5.20%, 08/01/28	1,480	1,514,928
6.00%, 11/01/27	2,130	2,207,323
6.35%, 11/24/84, (5-year CMT + 2.257%)(d)	1,290	1,212,174
7.50%, 05/02/84, (5-year CMT + 2.887%)(d)	1,315	1,367,063
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(d)	1,445	1,388,477
3.24%, 10/05/26	1,170	1,146,796
4.40%, 07/13/27	1,647	1,632,626

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.35%, 09/06/30, (1-day SOFR + 1.940%)(d)	$1,965	$1,975,534
5.47%, 03/20/29, (1-day SOFR + 1.610%)(d)	1,030	1,038,296
5.74%, 03/20/31, (1-day SOFR + 1.878%)(d)	1,375	1,389,273
6.12%, 05/31/27, (1-day SOFR + 1.232%)(d)	525	529,685
6.17%, 01/09/30, (1-day SOFR + 2.500%)(d)	1,250	1,289,625
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(d)	1,265	1,294,988
6.50%, 03/09/29, (1-day SOFR + 2.356%)(d)	1,600	1,657,364
6.57%, 06/12/29, (1-day SOFR + 2.700%)(d)	1,139	1,181,976
7.66%, 11/09/31, (1-day SOFR + 3.280%)(d)	1,135	1,249,521
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(d)	1,180	1,140,015
2.47%, 01/11/28, (1-day SOFR + 1.220%)(d)	1,385	1,331,300
2.90%, 03/15/32, (1-day SOFR + 1.475%)(d)	1,705	1,500,479
3.82%, 11/03/28(d)	1,600	1,556,263
5.63%, 09/15/45(a)(b)	890	774,842
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(d)	1,965	2,009,687
6.53%, 01/10/29, (1-day SOFR + 2.600%)(d)	1,994	2,070,313
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	355	340,196
3.75%, 09/20/27(a)(b)	810	790,234
4.00%, 04/23/29(b)	907	874,524
4.38%, 04/13/32(a)(b)	840	789,385
4.50%, 04/12/28(b)	400	400,082
4.63%, 05/13/30(b)	5	5,048
5.75%, 04/15/34(b)	385	387,521
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	430	434,369
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	1,045	1,003,749
5.13%, 03/05/27(b)	915	926,754
5.38%, 03/05/29(a)(b)	1,110	1,137,890
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(b)(d)	1,749	1,694,134
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(d)	1,885	1,819,403
2.89%, 06/09/32, (1-year CMT + 1.300%)(b)(d)	1,835	1,592,259
3.00%, 01/22/30(a)(b)	1,453	1,334,432
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(d)	1,475	1,288,493
3.63%, 03/01/41(a)(b)	1,440	996,377
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(d)	876	787,506
4.00%, 01/12/27(a)(b)	1,155	1,139,983
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	1,155	831,114
4.25%, 08/19/26(b)	1,442	1,428,308
4.68%, 06/15/27(a)(b)	680	681,374
4.75%, 09/14/28(a)(b)	776	776,645
5.25%, 02/19/27(b)	425	427,495
5.25%, 05/22/29, (1-day SOFR + 1.420%)(b)(d)	1,600	1,607,232
5.50%, 04/13/29, (1-year CMT + 1.200%)(b)(d)	250	253,023
5.51%, 05/22/31, (1-day SOFR + 1.650%)(b)(d)	1,600	1,611,797
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(d)	1,365	1,375,216
Security	Par (000)	Value
Banks (continued)
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(d)	$1,680	$1,708,446
5.63%, 11/24/45(a)(b)	735	641,205
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(d)	1,825	1,852,698
6.10%, 04/13/33, (1-year CMT + 1.600%)(b)(d)	1,475	1,517,267
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(d)	1,782	1,809,593
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(d)	1,975	2,043,594
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(d)	2,285	2,407,160
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	1,705	1,689,288
7.37%, 01/10/53(a)(b)	1,440	1,473,877
Standard Chartered Bank, 8.00%, 05/30/31(b)	875	979,954
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)(d)	2,110	2,037,613
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(d)	1,605	1,385,702
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(d)	2,091	1,859,652
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(d)	1,515	1,334,019
4.30%, 02/19/27(a)(b)	1,635	1,617,933
4.31%, 05/21/30(b)(d)	1,330	1,297,788
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(d)	2,695	2,638,561
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(b)(d)	1,075	1,061,737
5.01%, 10/15/30, (1-year CMT + 1.150%)(b)(d)	2,290	2,288,124
5.24%, 05/13/31, (1-year CMT + 1.350%)(a)(b)(d)	605	606,724
5.30%, 01/09/43(a)(b)	1,833	1,628,395
5.55%, 01/21/29, (1-year CMT + 1.050%)(b)(d)	990	1,006,060
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(d)	1,545	1,568,242
5.70%, 03/26/44(a)(b)	2,386	2,254,024
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(d)	2,455	2,500,912
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(d)	2,065	2,135,359
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)(d)	1,500	1,521,352
6.23%, 01/21/36, (1-year CMT + 1.430%)(a)(b)(d)	1,840	1,907,498
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(d)	2,400	2,481,555
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(d)	1,505	1,572,098
6.75%, 02/08/28, (1-year CMT + 1.850%)(b)(d)	175	180,088
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(d)	1,480	1,579,349
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(d)	1,770	1,889,292

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co.
4.59%, 11/25/26	$750	$753,335
4.78%, 11/23/29	825	834,954
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(d)	928	893,302
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)(d)	1,220	1,176,291
2.20%, 03/03/31	1,777	1,547,052
2.40%, 01/24/30(a)	2,032	1,868,659
2.62%, 02/07/33, (1-day SOFR + 1.002%)(d)	463	402,609
3.03%, 11/01/34, (1-day SOFR + 1.490%)(d)	1,115	1,016,382
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)(d)	1,225	1,148,554
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)(d)	786	778,094
4.16%, 08/04/33, (1-day SOFR + 1.726%)(d)	1,265	1,197,272
4.33%, 10/22/27	1,815	1,819,084
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)(d)	885	860,154
4.53%, 02/20/29, (1-day SOFR + 1.018%)(d)	2,035	2,041,112
4.54%, 02/28/28(a)	1,135	1,143,834
4.54%, 04/24/28, (1-day SOFR + 0.950%)(d)	580	581,295
4.68%, 10/22/32, (1-day SOFR + 1.050%)(d)	1,745	1,728,559
4.73%, 02/28/30(a)	1,225	1,232,459
4.82%, 01/26/34, (1-day SOFR + 1.567%)(d)	1,260	1,236,191
4.83%, 04/24/30	1,100	1,109,439
4.99%, 03/18/27(a)	1,430	1,447,090
5.15%, 02/28/36, (1-day SOFR + 1.217%)(d)	905	900,006
5.16%, 05/18/34, (1-day SOFR + 1.890%)(d)	1,425	1,435,626
5.27%, 08/03/26	1,660	1,676,372
5.68%, 11/21/29, (1-day SOFR + 1.484%)(d)	1,290	1,341,412
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)(d)	770	795,193
6.12%, 11/21/34, (1-day SOFR + 1.958%)(d)	885	925,076
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	2,860	2,748,247
1.71%, 01/12/31	830	703,281
1.90%, 09/17/28	3,305	3,041,474
2.13%, 07/08/30	2,275	2,006,564
2.14%, 09/23/30(a)	1,104	961,423
2.17%, 01/14/27(a)	995	959,985
2.22%, 09/17/31(a)	1,663	1,425,697
2.30%, 01/12/41(a)	1,070	704,482
2.47%, 01/14/29	1,092	1,016,457
2.63%, 07/14/26	3,046	2,984,628
2.72%, 09/27/29	875	814,109
2.75%, 01/15/30	1,865	1,713,994
2.93%, 09/17/41(a)	730	517,910
3.01%, 10/19/26(a)	1,682	1,649,489
3.04%, 07/16/29	3,970	3,731,880
3.05%, 01/14/42	480	348,362
3.35%, 10/18/27(a)	1,130	1,102,104
3.36%, 07/12/27	2,038	1,995,722
3.45%, 01/11/27(a)	1,794	1,767,208
3.54%, 01/17/28	1,481	1,448,581
3.94%, 07/19/28	1,009	994,327
4.31%, 10/16/28	854	850,623
5.24%, 04/15/30(a)	1,335	1,363,116
5.32%, 07/09/29(a)	1,310	1,342,666
5.42%, 07/09/31	1,805	1,854,734
5.45%, 01/15/32	1,315	1,348,826
Security	Par (000)	Value
Banks (continued)
5.52%, 01/13/28(a)	$2,970	$3,048,727
5.56%, 07/09/34	2,400	2,443,438
5.63%, 01/15/35	2,135	2,183,877
5.71%, 01/13/30	2,260	2,353,375
5.72%, 09/14/28	1,665	1,723,497
5.77%, 01/13/33(a)	2,545	2,646,926
5.78%, 07/13/33	975	1,010,241
5.80%, 07/13/28	1,460	1,513,926
5.81%, 09/14/33(a)	1,335	1,399,468
5.84%, 07/09/44	1,440	1,435,257
5.85%, 07/13/30	1,000	1,048,559
5.88%, 07/13/26	785	796,648
6.18%, 07/13/43(a)	1,550	1,623,325
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	1,073	1,030,970
2.80%, 03/10/27(a)(b)	1,055	1,025,126
4.45%, 09/10/27(b)	1,660	1,659,651
4.50%, 03/13/28(b)	1,360	1,360,239
4.50%, 09/10/29(a)(b)	1,445	1,437,928
4.70%, 03/13/30(b)	875	877,454
4.85%, 09/10/34(a)(b)	660	642,790
4.95%, 09/15/27(b)	570	575,406
5.05%, 03/13/35(a)(b)	1,020	1,000,893
5.20%, 03/07/27(b)	990	1,002,204
5.20%, 03/07/29(b)	835	850,817
5.35%, 03/07/34(a)(b)	750	757,108
5.50%, 03/09/28(a)(b)	1,110	1,138,763
5.55%, 09/14/28(a)(b)	775	798,451
5.65%, 09/14/26(a)(b)	610	618,606
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(d)	2,050	1,983,650
3.95%, 06/10/27(a)(b)	1,105	1,097,007
4.38%, 05/23/28(b)	890	892,407
5.13%, 05/28/27(a)(b)	1,129	1,147,064
5.25%, 06/15/26(b)	415	418,916
5.50%, 06/15/28(b)	1,265	1,300,227
Swedbank AB
1.54%, 11/16/26(a)(b)	1,540	1,478,961
5.00%, 11/20/29(a)(b)	835	849,769
5.08%, 05/21/30(b)	805	811,760
5.34%, 09/20/27(a)(b)	1,735	1,762,910
5.41%, 03/14/29(b)	1,030	1,051,340
5.47%, 06/15/26(a)(b)	1,150	1,162,751
6.14%, 09/12/26(b)	825	841,608
Synchrony Bank, 5.63%, 08/23/27	894	906,072
Synovus Bank, 5.63%, 02/15/28	675	677,650
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)(d)	335	339,187
Toronto-Dominion Bank (The)
1.20%, 06/03/26	1,975	1,911,747
1.25%, 09/10/26	2,140	2,054,187
1.95%, 01/12/27(a)	1,210	1,163,078
2.00%, 09/10/31(a)	1,360	1,169,534
2.45%, 01/12/32	1,135	978,785
2.80%, 03/10/27	1,715	1,667,671
3.20%, 03/10/32	2,386	2,137,064
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(d)	2,177	2,137,561
4.11%, 06/08/27	2,518	2,498,845
4.46%, 06/08/32(a)	3,195	3,095,671

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.57%, 12/17/26	$2,155	$2,157,685
4.57%, 06/02/28	1,075	1,075,705
4.69%, 09/15/27	3,365	3,379,924
4.78%, 12/17/29	1,690	1,696,548
4.81%, 06/03/30	1,075	1,076,001
4.86%, 01/31/28	2,145	2,165,814
4.98%, 04/05/27	1,235	1,245,332
4.99%, 04/05/29	1,265	1,283,418
5.15%, 09/10/34, (5-year CMT + 1.500%)(d)	1,515	1,501,428
5.16%, 01/10/28	2,230	2,269,308
5.26%, 12/11/26	1,075	1,087,058
5.30%, 01/30/32	1,155	1,171,262
5.52%, 07/17/28	1,970	2,029,491
5.53%, 07/17/26	2,680	2,709,627
7.25%, 07/31/84, (5-year CMT + 2.977%)(a)(d)	1,080	1,103,351
8.13%, 10/31/82, (5-year CMT + 4.075%)(d)	1,893	1,982,598
Truist Bank
2.25%, 03/11/30	2,403	2,124,390
3.80%, 10/30/26	1,200	1,184,592
Truist Financial Corp.
1.13%, 08/03/27	1,450	1,355,329
1.89%, 06/07/29, (1-day SOFR + 0.862%)(d)	1,921	1,775,637
1.95%, 06/05/30(a)	1,445	1,263,014
3.88%, 03/19/29(a)	1,151	1,115,962
4.12%, 06/06/28, (1-day SOFR + 1.368%)(d)	1,220	1,210,560
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)(d)	2,725	2,739,880
4.92%, 07/28/33, (1-day SOFR + 2.240%)(d)	1,625	1,561,654
5.07%, 05/20/31, (1-day SOFR + 1.309%)(d)	1,855	1,863,259
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	2,395	2,348,039
5.15%, 08/05/32, (1-day SOFR + 1.571%)(d)	1,525	1,533,418
5.44%, 01/24/30, (1-day SOFR + 1.620%)(d)	2,200	2,249,455
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(d)	3,180	3,231,248
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	2,625	2,689,258
6.05%, 06/08/27, (1-day SOFR + 2.050%)(d)	1,785	1,808,045
6.12%, 10/28/33, (1-day SOFR + 2.300%)(d)	1,465	1,531,541
7.16%, 10/30/29, (1-day SOFR + 2.446%)(d)	2,775	2,987,397
U.S. Bancorp
1.38%, 07/22/30	2,284	1,946,087
2.22%, 01/27/28, (1-day SOFR + 0.730%)(d)	2,115	2,036,366
2.49%, 11/03/36, (5-year CMT + 0.950%)(d)	2,235	1,860,507
2.68%, 01/27/33, (1-day SOFR + 1.020%)(d)	1,407	1,213,309
3.00%, 07/30/29	1,727	1,618,958
3.90%, 04/26/28(a)	1,858	1,841,133
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	2,829	2,826,536
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	2,755	2,759,780
4.84%, 02/01/34, (1-day SOFR + 1.600%)(d)	3,000	2,909,576
4.97%, 07/22/33, (1-day SOFR + 2.110%)(d)	1,995	1,940,649
5.05%, 02/12/31, (1-day SOFR + 1.061%)(d)	1,960	1,973,804
5.10%, 07/23/30, (1-day SOFR + 1.250%)(d)	2,020	2,044,988
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	2,395	2,449,554
5.42%, 02/12/36, (1-day SOFR + 1.411%)(d)	1,875	1,870,561
5.68%, 01/23/35, (1-day SOFR + 1.860%)(d)	3,080	3,137,691
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	2,620	2,704,614
5.84%, 06/12/34, (1-day SOFR + 2.260%)(d)	2,555	2,638,193
5.85%, 10/21/33, (1-day SOFR + 2.090%)(d)	2,330	2,415,122
6.79%, 10/26/27, (1-day SOFR + 1.880%)(d)	1,170	1,204,696
Series V, 2.38%, 07/22/26	1,979	1,939,147
Series X, 3.15%, 04/27/27	1,988	1,947,414
Security	Par (000)	Value
Banks (continued)
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(d)	$1,220	$1,218,560
UBS AG/London
1.25%, 06/01/26	1,375	1,332,239
4.50%, 06/26/48	1,860	1,556,098
5.65%, 09/11/28	2,220	2,302,991
UBS AG/Stamford CT
1.25%, 08/07/26	2,340	2,253,987
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(d)	685	688,397
5.00%, 07/09/27	2,255	2,279,937
7.50%, 02/15/28	3,550	3,815,347
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(d)	2,980	2,867,057
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(d)	2,992	2,557,865
2.75%, 02/11/33, (1-year CMT + 1.100%)(b)(d)	2,310	1,982,388
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(d)	5,653	5,060,528
3.13%, 08/13/30(b)(d)	2,615	2,443,543
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	2,495	1,767,866
3.87%, 01/12/29(a)(b)(d)	3,212	3,144,046
4.19%, 04/01/31, (1-day SOFR + 3.730%)(b)(d)	4,731	4,584,793
4.25%, 03/23/28(b)	5,715	5,650,630
4.28%, 01/09/28(b)	3,912	3,870,950
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(d)	2,780	2,777,902
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(d)	1,945	1,947,239
4.88%, 05/15/45	3,988	3,484,362
4.99%, 08/05/33, (1-year CMT + 2.400%)(b)(d)	2,610	2,566,904
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,940	1,824,452
5.43%, 02/08/30, (1-year CMT + 1.520%)(b)(d)	2,775	2,830,459
5.58%, 05/09/36, (1-day SOFR + 1.760%)(b)(d)	1,435	1,435,980
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(d)	2,775	2,858,004
5.70%, 02/08/35, (1-year CMT + 1.770%)(b)(d)	3,375	3,443,447
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(d)	3,280	3,401,235
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(d)	2,245	2,348,944
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(d)	3,000	3,172,319
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)(d)	1,870	1,914,036
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(d)	2,805	2,903,887
6.54%, 08/12/33, (1-day SOFR + 3.920%)(b)(d)	4,405	4,728,967
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(d)	3,015	3,682,490

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)(d)	$1,405	$1,364,369
3.13%, 06/03/32, (1-year CMT + 1.550%)(b)(d)	1,942	1,735,647
4.63%, 04/12/27(b)	1,000	994,826
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(d)	1,815	1,775,275
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(b)(d)	1,670	1,674,182
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(d)	1,545	1,617,916
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(d)	705	678,401
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(d)	1,792	1,752,240
4.40%, 04/02/28(b)	10	10,056
Wachovia Corp.
5.50%, 08/01/35(a)	1,650	1,643,988
7.50%, 04/15/35(a)	806	915,637
7.57%, 08/01/26(c)	820	845,545
Webster Financial Corp., 4.10%, 03/25/29	463	449,031
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(d)	4,755	4,550,988
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	4,661	4,210,877
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(d)	5,560	5,130,938
3.00%, 10/23/26	5,212	5,106,663
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	5,379	3,941,727
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	3,705	3,651,745
3.35%, 03/02/33, (1-day SOFR + 1.500%)(d)	6,551	5,875,747
3.53%, 03/24/28, (1-day SOFR + 1.510%)(d)	6,550	6,424,218
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(d)	4,435	4,345,402
3.90%, 05/01/45	3,290	2,527,835
4.10%, 06/03/26	3,316	3,299,183
4.15%, 01/24/29	4,727	4,667,887
4.30%, 07/22/27	4,178	4,158,757
4.40%, 06/14/46	3,231	2,558,032
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	4,310	4,238,017
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	5,144	4,236,162
4.65%, 11/04/44	2,948	2,451,509
4.75%, 12/07/46	3,229	2,671,569
4.81%, 07/25/28, (1-day SOFR + 1.980%)(d)	4,565	4,577,538
4.90%, 07/25/33, (1-day SOFR + 2.100%)(d)	6,556	6,443,478
4.90%, 11/17/45	3,040	2,594,266
4.97%, 04/23/29, (1-day SOFR + 1.370%)(d)	4,910	4,946,543
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	8,444	7,409,076
5.15%, 04/23/31, (1-day SOFR + 1.500%)(d)	4,405	4,457,733
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	4,445	4,517,654
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	4,050	3,971,850
5.24%, 01/24/31, (1-day SOFR + 1.110%)(d)	3,065	3,110,642
5.38%, 02/07/35(a)	980	1,002,900
5.38%, 11/02/43	2,844	2,621,666
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	5,580	5,603,852
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	4,835	4,862,435
Security	Par (000)	Value
Banks (continued)
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	$6,515	$6,598,382
5.57%, 07/25/29, (1-day SOFR + 1.740%)(d)	6,665	6,837,546
5.61%, 04/23/36, (1-day SOFR + 1.740%)(d)	3,900	3,945,558
5.61%, 01/15/44	3,846	3,617,390
5.71%, 04/22/28, (1-day SOFR +1.070%)(d)	4,895	4,985,443
5.95%, 12/01/86	846	840,121
6.30%, 10/23/29, (1-day SOFR + 1.790%)(d)	4,175	4,381,204
6.49%, 10/23/34, (1-day SOFR + 2.060%)(d)	5,007	5,370,213
Series B, 7.95%, 11/15/29	490	545,370
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(d)	3,585	3,598,249
Wells Fargo Bank NA
5.25%, 12/11/26	3,095	3,134,497
5.45%, 08/07/26	3,245	3,280,931
5.85%, 02/01/37	1,795	1,821,412
5.95%, 08/26/36	1,065	1,089,193
6.60%, 01/15/38	2,195	2,378,252
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(d)	200	184,648
Westpac Banking Corp.
1.15%, 06/03/26	1,737	1,683,052
1.95%, 11/20/28	3,097	2,868,714
2.15%, 06/03/31	1,233	1,082,911
2.65%, 01/16/30(a)	1,115	1,034,729
2.67%, 11/15/35, (5-year CMT + 1.750%)(d)	2,409	2,100,120
2.70%, 08/19/26	1,411	1,385,638
2.96%, 11/16/40	1,581	1,142,300
3.02%, 11/18/36, (5-year CMT + 1.530%)(d)	1,902	1,642,984
3.13%, 11/18/41	1,520	1,069,740
3.35%, 03/08/27	1,499	1,476,460
3.40%, 01/25/28(a)	1,464	1,436,257
4.04%, 08/26/27	990	987,791
4.11%, 07/24/34, (5-year CMT + 2.000%)(d)	1,882	1,802,058
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(d)	2,213	2,190,233
4.42%, 07/24/39	1,428	1,264,983
4.60%, 10/20/26	1,035	1,040,224
5.05%, 04/16/29	1,100	1,128,348
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(d)	1,544	1,540,961
5.46%, 11/18/27	1,750	1,799,831
5.54%, 11/17/28	1,795	1,871,616
5.62%, 11/20/35, (1-year CMT + 1.200%)(d)	2,235	2,218,693
6.82%, 11/17/33	1,060	1,153,669
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	1,595	1,609,951
4.94%, 02/27/30(b)	1,085	1,095,532
5.13%, 02/26/27(b)	845	853,851
5.20%, 02/28/29(b)	1,175	1,198,444
Wintrust Financial Corp., 4.85%, 06/06/29(a)	542	518,674
Woori Bank
2.00%, 01/20/27(b)	205	197,297
4.75%, 01/24/27(b)	395	396,750
4.75%, 01/24/29(b)	290	291,639
4.88%, 01/26/28(b)	495	499,376
5.13%, 08/06/28(a)(b)	855	858,718
6.38%, , (5-year CMT +2.277%)(b)(d)(e)	250	253,353
Zions Bancorp NA
3.25%, 10/29/29	750	677,325
6.82%, 11/19/35, (1-day SOFR + 2.830%)(d)	205	206,658
		2,976,929,374

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$8,239	$7,919,396
4.90%, 02/01/46(a)	14,100	12,711,466
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,055	933,081
4.70%, 02/01/36(a)	1,110	1,066,941
4.90%, 02/01/46	2,283	2,057,854
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	3,252	3,114,852
3.75%, 07/15/42(a)	500	393,978
4.35%, 06/01/40(a)	645	569,213
4.38%, 04/15/38(a)	1,000	908,394
4.44%, 10/06/48	2,728	2,271,189
4.50%, 06/01/50(a)	1,305	1,124,910
4.60%, 04/15/48(a)	860	745,812
4.60%, 06/01/60	20	16,071
4.75%, 01/23/29	3,200	3,244,970
4.75%, 04/15/58(a)	1,050	888,020
4.90%, 01/23/31	1,279	1,304,056
4.95%, 01/15/42	2,301	2,134,254
5.00%, 06/15/34(a)	1,615	1,625,545
5.45%, 01/23/39	3,104	3,112,201
5.55%, 01/23/49	6,420	6,300,243
5.80%, 01/23/59	3,122	3,118,670
5.88%, 06/15/35(a)	550	583,302
6.63%, 08/15/33(a)	497	549,535
8.00%, 11/15/39	751	934,998
8.20%, 01/15/39	2,074	2,607,389
Bacardi Ltd.
2.75%, 07/15/26(b)	450	439,871
4.70%, 05/15/28(b)	1,330	1,326,986
5.15%, 05/15/38(b)	955	855,059
5.30%, 05/15/48(a)(b)	1,120	948,766
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,180	1,187,332
5.40%, 06/15/33(a)(b)	897	874,148
5.90%, 06/15/43(b)	305	282,559
Bacardi-Martini BV
5.55%, 02/01/30(b)	555	565,281
6.00%, 02/01/35(a)(b)	650	650,977
Becle SAB de CV, 2.50%, 10/14/31(b)	990	814,452
Brown-Forman Corp.
3.75%, 01/15/43	585	455,153
4.00%, 04/15/38(a)	705	607,031
4.50%, 07/15/45	1,109	940,177
4.75%, 04/15/33(a)	1,005	994,796
Cia Cervecerias Unidas SA, 3.35%, 01/19/32	260	228,116
Coca-Cola Co. (The)
1.00%, 03/15/28	2,095	1,934,794
1.38%, 03/15/31	1,996	1,697,663
1.45%, 06/01/27	2,303	2,192,280
1.50%, 03/05/28	1,215	1,135,750
1.65%, 06/01/30	2,870	2,527,172
2.00%, 03/05/31(a)	1,214	1,071,948
2.13%, 09/06/29(a)	1,674	1,544,757
2.25%, 01/05/32	2,595	2,275,779
2.50%, 06/01/40	1,716	1,216,253
2.50%, 03/15/51(a)	2,065	1,200,686
2.60%, 06/01/50(a)	2,586	1,554,659
Security	Par (000)	Value
Beverages (continued)
2.75%, 06/01/60(a)	$1,412	$814,271
2.88%, 05/05/41	1,247	909,942
2.90%, 05/25/27(a)	717	701,964
3.00%, 03/05/51(a)	2,735	1,776,409
3.38%, 03/25/27(a)	1,612	1,594,042
3.45%, 03/25/30	2,043	1,975,726
4.20%, 03/25/50	930	754,238
4.65%, 08/14/34(a)	1,355	1,345,069
5.00%, 05/13/34	1,320	1,340,513
5.20%, 01/14/55	2,330	2,180,701
5.30%, 05/13/54	1,740	1,663,504
5.40%, 05/13/64	2,730	2,584,826
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	1,345	1,375,756
5.45%, 06/01/34	760	774,337
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	872	831,062
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,090	879,410
2.75%, 01/22/30(a)	1,770	1,633,040
5.10%, 05/06/35	350	342,734
5.25%, 11/26/43	535	499,751
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	260	249,952
Constellation Brands Inc.
2.25%, 08/01/31	1,647	1,411,670
2.88%, 05/01/30	1,058	968,946
3.15%, 08/01/29	1,443	1,358,195
3.50%, 05/09/27	883	864,680
3.60%, 02/15/28	1,390	1,359,110
3.70%, 12/06/26	1,000	988,267
3.75%, 05/01/50	925	656,290
4.10%, 02/15/48(a)	961	727,188
4.35%, 05/09/27	840	837,479
4.50%, 05/09/47	877	709,924
4.65%, 11/15/28(a)	940	940,668
4.75%, 05/09/32(a)	980	961,116
4.80%, 01/15/29(a)	1,175	1,181,634
4.80%, 05/01/30	400	399,627
4.90%, 05/01/33(a)	1,145	1,120,823
5.25%, 11/15/48	662	591,960
Diageo Capital PLC
2.00%, 04/29/30	1,435	1,277,819
2.13%, 04/29/32	1,255	1,054,105
2.38%, 10/24/29	1,753	1,613,516
3.88%, 05/18/28	885	875,773
3.88%, 04/29/43	655	513,448
5.30%, 10/24/27	1,455	1,485,739
5.38%, 10/05/26	1,210	1,223,546
5.50%, 01/24/33	1,215	1,251,690
5.63%, 10/05/33	1,065	1,106,859
5.88%, 09/30/36	788	832,824
Diageo Investment Corp.
4.25%, 05/11/42	798	661,154
5.13%, 08/15/30	1,930	1,969,213
5.63%, 04/15/35	1,250	1,283,065
7.45%, 04/15/35	735	856,229
Embotelladora Andina SA, 3.95%, 01/21/50(b)	125	92,812
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	435	309,159
4.38%, 05/10/43	150	126,623

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Heineken NV
3.50%, 01/29/28(b)	$2,482	$2,425,506
4.00%, 10/01/42(b)	781	632,722
4.35%, 03/29/47(a)(b)	890	723,962
JDE Peet's NV
1.38%, 01/15/27(a)(b)	1,193	1,126,448
2.25%, 09/24/31(b)	921	770,471
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	919	802,371
2.55%, 09/15/26	767	748,249
3.20%, 05/01/30	1,416	1,320,622
3.35%, 03/15/51	774	505,437
3.43%, 06/15/27	1,042	1,021,619
3.80%, 05/01/50	1,370	979,817
3.95%, 04/15/29	1,675	1,636,691
4.05%, 04/15/32	1,195	1,135,931
4.35%, 05/15/28	525	523,168
4.42%, 12/15/46	668	531,568
4.50%, 11/15/45	821	671,813
4.50%, 04/15/52(a)	1,827	1,464,540
4.60%, 05/25/28	1,935	1,942,617
4.60%, 05/15/30	570	567,365
5.05%, 03/15/29	1,045	1,060,918
5.09%, 05/25/48	605	527,486
5.10%, 03/15/27	575	580,451
5.15%, 05/15/35	630	617,226
5.30%, 03/15/34(a)	980	989,198
Series 10, 5.20%, 03/15/31	890	907,342
Molson Coors Beverage Co.
3.00%, 07/15/26	2,839	2,791,359
4.20%, 07/15/46	2,815	2,201,811
5.00%, 05/01/42	1,782	1,591,890
PepsiCo Inc.
1.40%, 02/25/31(a)	1,242	1,053,097
1.63%, 05/01/30	1,824	1,601,378
1.95%, 10/21/31	1,920	1,646,197
2.38%, 10/06/26	1,481	1,446,671
2.63%, 03/19/27	860	837,475
2.63%, 07/29/29	1,464	1,373,298
2.63%, 10/21/41	1,125	774,896
2.75%, 03/19/30	2,534	2,359,518
2.75%, 10/21/51(a)	1,657	1,007,883
2.88%, 10/15/49	1,650	1,055,220
3.00%, 10/15/27	2,502	2,437,156
3.38%, 07/29/49	816	573,153
3.45%, 10/06/46	1,342	977,125
3.50%, 03/19/40(a)	680	550,532
3.60%, 02/18/28	1,310	1,294,276
3.60%, 08/13/42	460	358,890
3.63%, 03/19/50	1,427	1,046,669
3.88%, 03/19/60	775	566,005
3.90%, 07/18/32	2,148	2,047,828
4.00%, 03/05/42	730	600,120
4.00%, 05/02/47	790	630,096
4.20%, 07/18/52	982	781,942
4.25%, 10/22/44(a)	175	148,825
4.40%, 02/07/27	625	627,355
4.45%, 02/07/28	1,170	1,180,744
4.45%, 05/15/28	998	1,008,981
4.45%, 02/15/33	1,285	1,276,667
4.45%, 04/14/46	1,595	1,371,171
Security	Par (000)	Value
Beverages (continued)
4.50%, 07/17/29	$1,120	$1,131,176
4.60%, 02/07/30	1,100	1,111,534
4.60%, 07/17/45(a)	482	424,828
4.65%, 02/15/53	820	703,507
4.80%, 07/17/34(a)	1,010	1,002,310
4.88%, 11/01/40	360	340,541
5.00%, 02/07/35	1,800	1,796,851
5.13%, 11/10/26	860	871,042
5.25%, 07/17/54(a)	945	894,191
5.50%, 01/15/40(a)	1,170	1,192,206
7.00%, 03/01/29	1,217	1,331,791
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	915	923,583
4.65%, 02/16/27	855	861,716
4.70%, 02/16/34	590	580,120
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	1,595	1,458,725
1.63%, 04/01/31(b)	1,634	1,348,714
2.75%, 10/01/50(a)(b)	845	483,153
Pernod Ricard SA
3.25%, 06/08/26(a)(b)	1,070	1,054,564
5.50%, 01/15/42(b)	1,640	1,521,630
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,060	1,078,307
		227,139,438
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	2,041	1,873,012
2.00%, 01/15/32(a)	1,550	1,302,463
2.20%, 02/21/27	2,408	2,319,897
2.30%, 02/25/31	2,099	1,841,963
2.45%, 02/21/30(a)	2,233	2,026,133
2.60%, 08/19/26	1,763	1,726,619
2.77%, 09/01/53	1,481	849,750
2.80%, 08/15/41	1,115	785,435
3.00%, 02/22/29	1,420	1,346,933
3.00%, 01/15/52	1,220	761,778
3.15%, 02/21/40	2,380	1,799,245
3.20%, 11/02/27	1,725	1,677,802
3.35%, 02/22/32	1,530	1,398,471
3.38%, 02/21/50(a)	2,754	1,885,093
4.05%, 08/18/29	1,855	1,818,153
4.20%, 03/01/33	1,235	1,168,383
4.20%, 02/22/52	1,483	1,130,262
4.40%, 05/01/45	3,507	2,908,583
4.40%, 02/22/62	2,060	1,557,215
4.56%, 06/15/48	2,105	1,741,265
4.66%, 06/15/51	5,419	4,494,963
4.88%, 03/01/53(a)	1,490	1,267,797
4.95%, 10/01/41	981	883,971
5.15%, 03/02/28	6,025	6,135,161
5.15%, 11/15/41	1,205	1,108,412
5.25%, 03/02/30	4,080	4,183,045
5.25%, 03/02/33	6,545	6,605,069
5.60%, 03/02/43	4,050	3,930,373
5.65%, 06/15/42	780	758,216
5.65%, 03/02/53	6,475	6,163,701
5.75%, 03/15/40	605	604,572
5.75%, 03/02/63	4,099	3,875,217
6.38%, 06/01/37	864	931,055
6.40%, 02/01/39	645	684,611
6.90%, 06/01/38(a)	415	463,321

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Baxalta Inc., 5.25%, 06/23/45	$781	$710,484
Biogen Inc.
2.25%, 05/01/30	2,616	2,320,397
3.15%, 05/01/50	2,301	1,401,372
3.25%, 02/15/51(a)	1,151	710,492
5.05%, 01/15/31	295	296,482
5.20%, 09/15/45	1,739	1,526,005
5.75%, 05/15/35	160	161,077
6.45%, 05/15/55	395	395,132
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	688	670,528
3.70%, 03/15/32(a)	1,305	1,186,565
CSL Finance PLC
3.85%, 04/27/27(a)(b)	912	900,655
4.05%, 04/27/29(b)	1,225	1,205,826
4.25%, 04/27/32(a)(b)	1,555	1,495,473
4.63%, 04/27/42(a)(b)	665	577,138
4.75%, 04/27/52(a)(b)	1,780	1,483,763
4.95%, 04/27/62(b)	800	663,658
5.11%, 04/03/34(a)(b)	735	734,415
5.42%, 04/03/54(b)	995	911,622
Gilead Sciences Inc.
1.20%, 10/01/27	1,377	1,288,385
1.65%, 10/01/30	1,818	1,569,738
2.60%, 10/01/40	1,706	1,193,828
2.80%, 10/01/50	2,387	1,451,155
2.95%, 03/01/27(a)	1,990	1,951,783
4.00%, 09/01/36(a)	1,286	1,154,664
4.15%, 03/01/47	2,671	2,135,918
4.50%, 02/01/45	2,743	2,340,092
4.60%, 09/01/35	1,539	1,472,327
4.75%, 03/01/46	3,948	3,456,231
4.80%, 11/15/29	1,210	1,226,833
4.80%, 04/01/44	2,594	2,308,178
5.10%, 06/15/35	1,550	1,541,046
5.25%, 10/15/33	1,595	1,624,104
5.50%, 11/15/54	1,430	1,367,109
5.55%, 10/15/53(a)	1,531	1,468,047
5.60%, 11/15/64	1,150	1,093,441
5.65%, 12/01/41	1,658	1,647,923
Illumina Inc.
2.55%, 03/23/31	1,119	963,057
4.65%, 09/09/26	475	474,418
5.75%, 12/13/27	1,210	1,233,349
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	2,289	1,960,915
2.80%, 09/15/50	1,497	858,742
Royalty Pharma PLC
1.75%, 09/02/27(a)	1,784	1,678,803
2.15%, 09/02/31(a)	984	831,694
2.20%, 09/02/30	1,638	1,428,209
3.30%, 09/02/40	1,557	1,132,028
3.35%, 09/02/51	1,075	667,195
3.55%, 09/02/50(a)	1,596	1,036,871
5.15%, 09/02/29	1,100	1,112,345
5.40%, 09/02/34(a)	845	841,487
5.90%, 09/02/54	800	751,591
		136,620,529
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	604	585,186
Security	Par (000)	Value
Building Materials (continued)
2.70%, 02/15/31(a)	$1,290	$1,159,597
2.72%, 02/15/30	3,339	3,074,656
3.38%, 04/05/40	2,393	1,854,567
3.58%, 04/05/50	2,074	1,485,268
5.90%, 03/15/34	1,240	1,302,816
6.20%, 03/15/54(a)	960	1,014,550
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	1,200	1,097,322
5.20%, 09/17/30(b)	300	296,660
5.45%, 11/19/29(b)	65	64,984
CRH America Finance Inc.
3.40%, 05/09/27(b)	1,063	1,040,372
3.95%, 04/04/28(a)(b)	1,342	1,319,511
4.40%, 05/09/47(b)	290	234,738
4.50%, 04/04/48(b)	935	767,550
5.40%, 05/21/34	905	913,358
5.50%, 01/09/35	2,000	2,015,372
5.88%, 01/09/55(a)	820	805,119
CRH America Inc., 5.13%, 05/18/45(a)(b)	805	726,306
CRH SMW Finance DAC
5.13%, 01/09/30	1,740	1,767,679
5.20%, 05/21/29	1,155	1,176,771
Eagle Materials Inc., 2.50%, 07/01/31	1,025	892,062
Fortune Brands Innovations Inc.
3.25%, 09/15/29(a)	1,326	1,246,081
4.00%, 03/25/32	905	834,473
4.50%, 03/25/52(a)	765	587,185
5.88%, 06/01/33(a)	927	952,710
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	410	357,754
Holcim Finance U.S. LLC
3.50%, 09/22/26(b)	775	763,501
4.60%, 04/07/27(b)	345	345,345
4.70%, 04/07/28(b)	710	713,632
4.75%, 09/22/46(b)	645	529,759
4.95%, 04/07/30(b)	525	528,370
5.40%, 04/07/35(b)	445	443,404
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(a)(b)	435	429,736
6.88%, 09/29/39(a)(b)	390	414,918
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	315	308,439
Johnson Controls International PLC
4.50%, 02/15/47	868	710,302
4.63%, 07/02/44	709	592,479
4.95%, 07/02/64(c)	496	402,731
6.00%, 01/15/36(a)	654	685,409
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	971	841,595
2.00%, 09/16/31	1,040	881,702
4.90%, 12/01/32(a)	1,175	1,162,313
5.50%, 04/19/29	2,015	2,078,187
Lafarge SA, 7.13%, 07/15/36	673	734,566
Lennox International Inc.
1.70%, 08/01/27	725	680,039
5.50%, 09/15/28	1,025	1,052,791
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,696	1,475,998
3.20%, 07/15/51	1,640	1,044,040
3.45%, 06/01/27	489	477,978
3.50%, 12/15/27	816	796,056

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
4.25%, 12/15/47	$830	$655,959
5.15%, 12/01/34(a)	785	779,055
5.50%, 12/01/54(a)	1,150	1,073,420
Series CB, 2.50%, 03/15/30(a)	1,030	936,534
Masco Corp.
1.50%, 02/15/28	1,199	1,103,382
2.00%, 10/01/30(a)	571	491,720
2.00%, 02/15/31	1,075	908,395
3.13%, 02/15/51(a)	512	310,218
3.50%, 11/15/27	517	502,953
4.50%, 05/15/47(a)	849	672,940
Mohawk Industries Inc.
3.63%, 05/15/30(a)	200	188,368
5.85%, 09/18/28	680	702,367
Owens Corning
3.40%, 08/15/26	620	610,751
3.50%, 02/15/30	245	231,611
3.88%, 06/01/30(a)	805	768,199
3.95%, 08/15/29	1,128	1,092,251
4.30%, 07/15/47(a)	896	704,929
4.40%, 01/30/48	801	638,058
5.50%, 06/15/27(a)	630	639,085
5.70%, 06/15/34(a)	955	974,828
5.95%, 06/15/54(a)	980	965,520
7.00%, 12/01/36	589	650,035
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	150	149,078
Trane Technologies Financing Ltd.
3.80%, 03/21/29(a)	1,354	1,330,330
4.50%, 03/21/49	629	515,210
4.65%, 11/01/44(a)	466	399,168
5.10%, 06/13/34	865	864,041
5.25%, 03/03/33(a)	920	939,516
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	879	862,944
4.30%, 02/21/48	370	294,831
5.75%, 06/15/43	779	771,177
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	509,260
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	360,294
Vulcan Materials Co.
3.50%, 06/01/30	1,460	1,385,973
3.90%, 04/01/27(a)	788	780,748
4.50%, 06/15/47	1,071	882,174
4.70%, 03/01/48	997	840,884
4.95%, 12/01/29(a)	1,110	1,124,080
5.35%, 12/01/34	1,090	1,097,910
5.70%, 12/01/54(a)	1,280	1,230,449
		75,604,582
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	1,253	1,152,235
2.50%, 09/27/26(b)	1,610	1,572,528
3.50%, 09/27/46(a)(b)	1,202	876,734
Air Products and Chemicals Inc.
1.85%, 05/15/27	1,333	1,275,161
2.05%, 05/15/30	1,806	1,608,784
2.70%, 05/15/40(a)	1,301	927,594
2.80%, 05/15/50	1,464	904,119
4.60%, 02/08/29	1,470	1,485,455
4.75%, 02/08/31(a)	1,320	1,331,468
Security	Par (000)	Value
Chemicals (continued)
4.80%, 03/03/33(a)	$1,150	$1,146,344
4.85%, 02/08/34(a)	1,750	1,731,738
Albemarle Corp.
4.65%, 06/01/27	1,175	1,161,332
5.05%, 06/01/32(a)	985	914,001
5.45%, 12/01/44(a)	515	418,114
5.65%, 06/01/52(a)	720	578,386
Alpek SAB de CV
3.25%, 02/25/31(b)	907	776,641
4.25%, 09/18/29(b)	205	191,993
Bayport Polymers LLC
4.74%, 04/14/27(b)	175	174,574
5.14%, 04/14/32(a)(b)	600	571,707
Cabot Corp.
3.40%, 09/15/26	578	567,476
4.00%, 07/01/29(a)	976	943,497
5.00%, 06/30/32	740	726,430
CF Industries Inc.
4.50%, 12/01/26(b)	1,153	1,149,231
4.95%, 06/01/43	1,150	984,966
5.15%, 03/15/34	1,195	1,159,666
5.38%, 03/15/44(a)	1,165	1,049,148
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	1,099	1,081,592
3.70%, 06/01/28(a)(b)	1,425	1,392,833
4.75%, 05/15/30(a)(b)	605	608,500
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	1,578	1,365,849
3.60%, 11/15/50	1,825	1,192,374
4.25%, 10/01/34	762	683,738
4.38%, 11/15/42	1,924	1,512,761
4.63%, 10/01/44	1,190	944,544
4.80%, 11/30/28	1,454	1,464,342
4.80%, 05/15/49	1,180	932,876
5.15%, 02/15/34(a)	975	954,239
5.25%, 11/15/41	1,153	1,024,165
5.35%, 03/15/35	775	751,535
5.55%, 11/30/48	1,196	1,065,528
5.60%, 02/15/54(a)	1,045	921,961
5.95%, 03/15/55(a)	1,220	1,131,724
6.30%, 03/15/33(a)	865	915,329
6.90%, 05/15/53(a)	1,405	1,465,369
7.38%, 11/01/29	1,334	1,466,547
9.40%, 05/15/39	823	1,041,576
DuPont de Nemours Inc.
4.73%, 11/15/28	3,651	3,697,469
5.32%, 11/15/38(a)	1,551	1,579,577
5.42%, 11/15/48	3,311	3,268,104
Eastman Chemical Co.
4.50%, 12/01/28	1,080	1,074,719
4.65%, 10/15/44	1,325	1,089,697
4.80%, 09/01/42	859	729,778
5.00%, 08/01/29	1,375	1,381,180
5.63%, 02/20/34	1,215	1,213,876
5.75%, 03/08/33(a)	785	804,303
Ecolab Inc.
1.30%, 01/30/31	1,180	991,510
1.65%, 02/01/27	830	795,756
2.13%, 02/01/32	1,045	890,026
2.13%, 08/15/50	812	427,762

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.70%, 11/01/26	$1,091	$1,066,940
2.70%, 12/15/51	1,330	793,975
2.75%, 08/18/55	888	513,954
3.25%, 12/01/27	899	878,833
3.95%, 12/01/47	715	555,638
4.30%, 06/15/28	145	145,430
4.80%, 03/24/30	1,241	1,260,457
5.25%, 01/15/28(a)	964	989,056
5.50%, 12/08/41(a)	610	608,137
EIDP Inc.
2.30%, 07/15/30	983	885,556
4.80%, 05/15/33	630	618,221
5.13%, 05/15/32	775	782,202
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(b)	1,737	1,718,402
FMC Corp.
3.20%, 10/01/26	915	894,229
3.45%, 10/01/29	1,116	1,027,757
4.50%, 10/01/49	705	503,766
5.15%, 05/18/26	835	839,654
5.65%, 05/18/33(a)	860	827,845
6.38%, 05/18/53(a)	791	726,483
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	637	549,042
4.30%, 03/18/51(b)	499	345,252
4.40%, 03/30/32(b)	260	235,271
Huntsman International LLC
2.95%, 06/15/31	860	709,636
4.50%, 05/01/29(a)	1,525	1,426,885
5.70%, 10/15/34(a)	715	651,828
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	1,011	943,446
2.30%, 11/01/30(b)	1,402	1,221,876
3.27%, 11/15/40(b)	571	405,333
3.47%, 12/01/50(b)	1,157	743,167
4.38%, 06/01/47	725	543,285
4.45%, 09/26/28	855	847,359
5.00%, 09/26/48(a)	1,101	903,387
Kraton Corp., 5.00%, 07/15/27(b)	570	575,234
LG Chem Ltd.
1.38%, 07/07/26(b)	1,375	1,323,730
2.38%, 07/07/31(a)(b)	790	671,571
3.63%, 04/15/29(b)	220	208,922
Linde Inc./CT
1.10%, 08/10/30(a)	1,378	1,173,714
2.00%, 08/10/50	473	239,725
3.55%, 11/07/42	1,010	778,266
Lubrizol Corp. (The), 6.50%, 10/01/34	580	646,033
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	805	847,123
LYB International Finance BV
4.88%, 03/15/44(a)	1,602	1,325,999
5.25%, 07/15/43	1,158	1,004,255
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	979,327
LYB International Finance III LLC
2.25%, 10/01/30	1,100	961,048
3.38%, 10/01/40	1,462	1,047,218
3.63%, 04/01/51(a)	1,547	1,000,619
3.80%, 10/01/60(a)	844	524,473
4.20%, 10/15/49	1,613	1,152,870
4.20%, 05/01/50	1,616	1,153,713
Security	Par (000)	Value
Chemicals (continued)
5.50%, 03/01/34(a)	$1,140	$1,112,064
5.63%, 05/15/33(a)	975	979,714
6.15%, 05/15/35	305	309,737
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,655	1,250,571
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(b)	585	591,204
5.50%, 02/13/35(b)	410	414,137
MEGlobal BV, 2.63%, 04/28/28(b)	385	360,891
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	760	783,771
Mosaic Co. (The)
4.05%, 11/15/27	409	403,566
4.88%, 11/15/41	415	359,194
5.38%, 11/15/28	575	584,918
5.45%, 11/15/33	427	427,658
5.63%, 11/15/43	870	818,366
NewMarket Corp., 2.70%, 03/18/31	865	760,072
Nutrien Ltd.
2.95%, 05/13/30	570	523,261
3.95%, 05/13/50	755	545,793
4.00%, 12/15/26(a)	811	803,721
4.13%, 03/15/35(a)	834	742,376
4.20%, 04/01/29(a)	1,370	1,348,203
4.50%, 03/12/27	575	574,422
4.90%, 03/27/28(a)	1,100	1,111,548
4.90%, 06/01/43	757	660,764
5.00%, 04/01/49	1,155	1,003,516
5.20%, 06/21/27	725	733,695
5.25%, 03/12/32	930	934,689
5.25%, 01/15/45	1,118	1,003,083
5.40%, 06/21/34(a)	850	846,707
5.63%, 12/01/40	751	726,575
5.80%, 03/27/53(a)	1,170	1,123,172
5.88%, 12/01/36	732	744,506
6.13%, 01/15/41	640	644,158
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	1,185	1,162,340
2.88%, 05/11/31(a)(b)	825	676,439
4.00%, 10/04/27(b)	565	554,166
5.50%, 01/15/48(b)	812	615,828
5.88%, 09/17/44(b)	1,125	918,136
6.75%, 09/19/42(b)	390	355,343
PPG Industries Inc.
2.55%, 06/15/30	705	636,172
2.80%, 08/15/29	642	598,308
3.75%, 03/15/28	1,308	1,283,162
5.50%, 11/15/40	130	126,938
RPM International Inc.
2.95%, 01/15/32(a)	632	549,725
3.75%, 03/15/27	835	821,783
4.25%, 01/15/48(a)	465	378,906
4.55%, 03/01/29	1,220	1,210,536
5.25%, 06/01/45	507	458,053
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,450	1,438,520
Sherwin-Williams Co. (The)
2.20%, 03/15/32	865	733,430
2.30%, 05/15/30(a)	941	840,121
2.90%, 03/15/52	800	473,482
2.95%, 08/15/29	1,428	1,335,327
3.30%, 05/15/50	790	516,416
3.45%, 06/01/27(a)	2,770	2,718,655

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.80%, 08/15/49	$1,030	$739,259
4.00%, 12/15/42	475	370,738
4.50%, 06/01/47	2,171	1,777,538
4.55%, 03/01/28(a)	635	638,045
4.55%, 08/01/45	672	553,168
4.80%, 09/01/31	640	639,718
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	1,125	702,881
4.25%, 05/07/29(a)(b)	675	655,473
4.25%, 01/22/50(b)	770	570,640
5.50%, 09/10/34(b)	840	800,940
6.50%, 11/07/33(a)(b)	1,015	1,043,118
Syensqo Finance America LLC
5.65%, 06/04/29(a)(b)	560	572,870
5.85%, 06/04/34(b)	620	630,005
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	100,319
Westlake Corp.
2.88%, 08/15/41	730	479,939
3.13%, 08/15/51(a)	1,030	609,561
3.38%, 06/15/30(a)	785	732,973
3.38%, 08/15/61	580	328,523
3.60%, 08/15/26	1,310	1,291,468
4.38%, 11/15/47	904	680,619
5.00%, 08/15/46(a)	1,240	1,040,081
Yara International ASA
3.15%, 06/04/30(a)(b)	1,375	1,250,947
3.80%, 06/06/26(b)	1,005	993,463
4.75%, 06/01/28(b)	1,821	1,815,222
7.38%, 11/14/32(a)(b)	915	1,000,262
		167,662,211
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd/Fund, 4.95%, 07/15/39(b)	130	111,450
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	126,216
3.83%, 02/02/32(b)	20	17,010
4.00%, 07/30/27(b)	150	143,757
4.20%, 08/04/27(b)	1,146	1,101,810
4.38%, 07/03/29(a)(b)	860	799,909
5.00%, 08/02/41(a)(b)	305	239,060
American University (The), Series 2019, 3.67%, 04/01/49	810	595,596
Ashtead Capital Inc.
1.50%, 08/12/26(b)	1,035	995,262
2.45%, 08/12/31(b)	1,488	1,260,874
4.00%, 05/01/28(b)	1,117	1,092,913
4.25%, 11/01/29(b)	960	932,602
4.38%, 08/15/27(b)	1,320	1,311,152
5.50%, 08/11/32(b)	725	721,619
5.55%, 05/30/33(b)	1,125	1,114,132
5.80%, 04/15/34(b)	1,380	1,384,724
5.95%, 10/15/33(b)	1,290	1,301,832
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	1,944	1,668,724
1.70%, 05/15/28	1,870	1,749,363
4.45%, 09/09/34	1,245	1,200,907
4.75%, 05/08/32	1,125	1,128,526
Block Financial LLC
2.50%, 07/15/28	1,075	1,000,225
Security	Par (000)	Value
Commercial Services (continued)
3.88%, 08/15/30	$1,156	$1,087,786
Brown University, Series A, 2.92%, 09/01/50(a)	395	250,473
California Endowment (The), Series 2021, 2.50%, 04/01/51	662	377,784
California Institute of Technology
3.65%, 09/01/2119	628	383,590
4.32%, 08/01/45	530	438,844
4.70%, 11/01/2111	427	338,027
Case Western Reserve University, 5.41%, 06/01/2122	105	93,644
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,752,366
4.00%, 05/01/32	1,195	1,141,475
4.20%, 05/01/28	575	574,054
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,720	1,724,905
4.88%, 04/21/33(a)(b)	1,485	1,458,202
Claremont Mckenna College, 3.78%, 01/01/2122	240	147,724
Cornell University, 4.84%, 06/15/34	125	123,558
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	916,758
4.85%, 09/26/28(b)	2,500	2,496,225
5.50%, 05/08/35(b)	10	9,969
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)(b)	1,060	854,985
5.63%, 09/25/48(b)	2,223	2,028,488
6.85%, 07/02/37(a)(b)	3,235	3,484,406
Duke University
3.20%, 10/01/38	285	227,149
3.30%, 10/01/46	525	368,376
Series 2020, 2.68%, 10/01/44	720	504,053
Series 2020, 2.76%, 10/01/50	208	126,778
Series 2020, 2.83%, 10/01/55	823	494,162
Element Fleet Management Corp.
5.04%, 03/25/30(b)	1,345	1,338,784
5.64%, 03/13/27(b)	855	867,367
6.27%, 06/26/26(b)	840	852,349
6.32%, 12/04/28(a)(b)	1,340	1,405,823
Emory University
Series 2020, 2.14%, 09/01/30	225	198,694
Series 2020, 2.97%, 09/01/50	730	458,507
Equifax Inc.
2.35%, 09/15/31	1,670	1,432,916
3.10%, 05/15/30(a)	1,305	1,204,235
3.25%, 06/01/26	615	605,494
4.80%, 09/15/29	735	733,552
5.10%, 12/15/27	1,565	1,580,306
5.10%, 06/01/28	1,420	1,437,029
7.00%, 07/01/37	663	729,769
ERAC USA Finance LLC
3.30%, 12/01/26(b)	1,168	1,148,038
4.20%, 11/01/46(a)(b)	1,006	798,389
4.50%, 02/15/45(b)	764	641,827
4.60%, 05/01/28(b)	1,730	1,740,226
4.90%, 05/01/33(b)	1,275	1,258,348
5.00%, 02/15/29(a)(b)	905	921,014
5.20%, 10/30/34(a)(b)	1,130	1,134,435
5.40%, 05/01/53(a)(b)	1,765	1,656,409
5.63%, 03/15/42(b)	915	890,187
6.70%, 06/01/34(a)(b)	1,198	1,321,296

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
7.00%, 10/15/37(b)	$1,681	$1,896,974
Experian Finance PLC
2.75%, 03/08/30(b)	1,220	1,123,173
4.25%, 02/01/29(a)(b)	1,166	1,152,891
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	727	554,869
Series 2020, 2.42%, 06/01/50(a)	695	394,541
Series 2020, 2.82%, 06/01/70	439	236,600
George Washington University (The)
4.87%, 09/15/45	625	553,810
Series 2014, 4.30%, 09/15/44	460	380,766
Series 2016, 3.55%, 09/15/46(a)	523	375,986
Series 2018, 4.13%, 09/15/48	1,089	850,230
Georgetown University (The)
5.12%, 04/01/53(a)	20	18,010
Series 20A, 2.94%, 04/01/50	445	275,440
Series A, 5.22%, 10/01/2118(a)	425	362,107
Series B, 4.32%, 04/01/49	776	622,806
Global Payments Inc.
2.15%, 01/15/27	1,156	1,110,142
2.90%, 05/15/30	1,453	1,316,597
2.90%, 11/15/31	1,686	1,464,787
3.20%, 08/15/29	2,334	2,183,251
4.15%, 08/15/49	1,248	893,435
4.45%, 06/01/28	800	792,824
4.95%, 08/15/27	1,205	1,210,407
5.30%, 08/15/29	850	857,376
5.40%, 08/15/32(a)	1,120	1,123,727
5.95%, 08/15/52(a)	1,358	1,261,895
GXO Logistics Inc.
1.65%, 07/15/26	925	890,558
2.65%, 07/15/31(a)	730	618,686
6.25%, 05/06/29(a)	910	931,686
6.50%, 05/06/34	685	700,372
Howard University, 5.21%, 10/01/52(a)	200	170,079
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	830	802,881
Johns Hopkins University
4.71%, 07/01/32(a)	445	440,979
Series 2013, 4.08%, 07/01/53	540	419,489
Series A, 2.81%, 01/01/60(a)	379	213,020
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	20	19,800
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	455	430,299
2.41%, 06/01/50	745	424,544
3.46%, 05/01/47	400	292,823
3.65%, 05/01/48	815	605,731
Massachusetts Institute of Technology
3.07%, 04/01/52	530	342,630
3.89%, 07/01/2116	710	478,362
3.96%, 07/01/38(a)	505	452,974
4.68%, 07/01/2114	446	358,696
5.60%, 07/01/2111	915	887,469
5.62%, 06/01/55	585	583,502
Series F, 2.99%, 07/01/50	931	602,521
Series G, 2.29%, 07/01/51(a)	785	429,431
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	415	304,327
Moody's Corp.
2.00%, 08/19/31(a)	760	649,605
2.55%, 08/18/60	640	314,095
2.75%, 08/19/41(a)	930	635,020
Security	Par (000)	Value
Commercial Services (continued)
3.10%, 11/29/61(a)	$895	$533,659
3.25%, 01/15/28	1,315	1,282,428
3.25%, 05/20/50	411	266,975
3.75%, 02/25/52(a)	805	583,971
4.25%, 02/01/29	668	663,519
4.25%, 08/08/32(a)	720	697,254
4.88%, 12/17/48	885	771,706
5.00%, 08/05/34(a)	675	670,996
5.25%, 07/15/44	939	870,822
Northeastern University, Series 2020, 2.89%, 10/01/50	55	34,940
Northwestern University
3.69%, 12/01/38	565	489,030
3.87%, 12/01/48(a)	535	408,316
4.64%, 12/01/44	610	566,596
4.94%, 12/01/35	75	74,272
Series 2017, 3.66%, 12/01/57	385	267,615
Series 2020, 2.64%, 12/01/50	660	392,111
PayPal Holdings Inc.
2.30%, 06/01/30	1,933	1,739,992
2.65%, 10/01/26	1,984	1,941,595
2.85%, 10/01/29	2,683	2,508,976
3.25%, 06/01/50(a)	1,891	1,236,192
3.90%, 06/01/27	975	968,869
4.40%, 06/01/32	1,505	1,465,813
4.45%, 03/06/28	566	568,507
5.05%, 06/01/52(a)	1,450	1,290,124
5.10%, 04/01/35	1,040	1,025,267
5.15%, 06/01/34	1,415	1,412,627
5.25%, 06/01/62(a)	755	667,163
5.50%, 06/01/54	675	635,687
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	917	830,550
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	95	90,997
President and Fellows of Harvard College
2.52%, 10/15/50(a)	750	436,428
3.15%, 07/15/46	946	655,965
3.30%, 07/15/56	380	249,675
3.62%, 10/01/37	663	568,493
3.75%, 11/15/52	760	559,782
4.61%, 02/15/35(a)	15	14,635
4.88%, 10/15/40	427	403,850
4.89%, 03/15/30	5	5,091
6.50%, 01/15/39(b)	626	699,023
Quanta Services Inc.
2.35%, 01/15/32	1,006	847,418
2.90%, 10/01/30	1,288	1,169,721
3.05%, 10/01/41	1,055	727,920
4.75%, 08/09/27(a)	875	878,590
5.25%, 08/09/34(a)	1,330	1,317,887
RELX Capital Inc.
3.00%, 05/22/30	1,406	1,311,691
4.00%, 03/18/29	1,390	1,371,490
4.75%, 03/27/30	550	554,496
4.75%, 05/20/32	685	680,316
5.25%, 03/27/35	195	195,836
Rentokil Terminix Funding LLC
5.00%, 04/28/30(b)	800	797,362
5.63%, 04/28/35(b)	800	800,149

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	$1,396	$799,453
Rollins Inc., 5.25%, 02/24/35(b)	765	759,058
S&P Global Inc.
1.25%, 08/15/30(a)	1,273	1,085,771
2.30%, 08/15/60(a)	1,071	530,792
2.45%, 03/01/27	1,715	1,663,540
2.50%, 12/01/29(a)	802	740,210
2.70%, 03/01/29	1,927	1,816,134
2.90%, 03/01/32	2,275	2,039,802
2.95%, 01/22/27(a)	995	975,008
3.25%, 12/01/49	914	632,030
3.70%, 03/01/52	1,615	1,192,052
3.90%, 03/01/62	745	540,666
4.25%, 05/01/29(a)	1,564	1,554,502
4.50%, 05/15/48	295	243,694
4.75%, 08/01/28	1,154	1,165,528
5.25%, 09/15/33	1,120	1,149,383
6.55%, 11/15/37(a)	490	537,575
Thomas Jefferson University, 3.85%, 11/01/57	111	73,961
TR Finance LLC
5.50%, 08/15/35	990	980,303
5.65%, 11/23/43	619	577,801
5.85%, 04/15/40	935	942,456
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,329	1,162,641
3.38%, 03/22/27(a)(b)	626	613,949
Triton Container International Ltd., 3.15%, 06/15/31(b)	965	823,416
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	945	799,162
Trustees of Boston College
3.13%, 07/01/52(a)	466	298,608
3.99%, 07/01/47	290	227,891
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	705	503,832
Trustees of Princeton University (The)
4.20%, 03/01/52	150	121,211
5.70%, 03/01/39	1,004	1,057,927
Series 2020, 2.52%, 07/01/50(a)	400	241,198
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	427	266,371
4.67%, 09/01/2112	270	216,607
Series 2020, 2.40%, 10/01/50	445	249,360
Trustees of Tufts College
3.10%, 08/15/51(a)	710	448,210
Series 2012, 5.02%, 04/15/2112(a)	220	180,791
UL Solutions Inc., 6.50%, 10/20/28(b)	475	496,355
United Rentals North America Inc., 6.00%, 12/15/29(b)	1,155	1,174,640
University of Chicago (The)
4.00%, 10/01/53	495	379,381
Series 20B, 2.76%, 04/01/45	729	541,282
Series C, 2.55%, 04/01/50(a)	470	295,786
University of Miami, 4.06%, 04/01/52(a)	540	411,781
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	728	544,528
Series 2017, 3.39%, 02/15/48	633	452,009
Security	Par (000)	Value
Commercial Services (continued)
University of Southern California
2.81%, 10/01/50	$565	$347,074
3.03%, 10/01/39	1,341	1,062,880
4.98%, 10/01/53(a)	300	267,979
5.25%, 10/01/2111(a)	305	274,376
Series 2017, 3.84%, 10/01/47	675	518,046
Series 21A, 2.95%, 10/01/51(a)	625	391,330
Series A, 3.23%, 10/01/2120(a)	225	123,845
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	270	273,338
Verisk Analytics Inc.
3.63%, 05/15/50(a)	944	657,903
4.13%, 03/15/29(a)	1,369	1,348,428
5.25%, 06/05/34	660	662,583
5.25%, 03/15/35	1,360	1,347,142
5.50%, 06/15/45	564	528,582
5.75%, 04/01/33	949	987,246
Washington University (The)
3.52%, 04/15/54(a)	560	390,867
4.35%, 04/15/2122	355	264,148
Wesleyan University, 4.78%, 07/01/2116	370	281,420
William Marsh Rice University
3.57%, 05/15/45	315	242,810
3.77%, 05/15/55	490	356,005
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	117,014
Yale University
Series 2020, 1.48%, 04/15/30	810	713,061
Series 2020, 2.40%, 04/15/50(a)	742	422,148
Series 2025, 4.70%, 04/15/32	215	215,534
		182,160,012
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	1,715	1,702,580
4.05%, 10/04/29	2,365	2,334,988
4.25%, 10/04/31	2,225	2,184,721
4.50%, 10/04/34	2,335	2,243,391
Amdocs Ltd., 2.54%, 06/15/30	1,330	1,186,480
Apple Inc.
1.20%, 02/08/28	3,860	3,583,043
1.25%, 08/20/30	1,892	1,627,481
1.40%, 08/05/28	3,545	3,264,708
1.65%, 05/11/30	3,490	3,083,982
1.65%, 02/08/31	4,490	3,884,724
1.70%, 08/05/31	1,805	1,550,138
2.05%, 09/11/26	2,799	2,726,646
2.20%, 09/11/29	3,196	2,949,455
2.38%, 02/08/41	2,268	1,553,312
2.40%, 08/20/50	1,966	1,135,322
2.45%, 08/04/26	3,245	3,183,422
2.55%, 08/20/60	2,496	1,407,486
2.65%, 05/11/50	4,068	2,484,496
2.65%, 02/08/51	4,659	2,826,593
2.70%, 08/05/51(a)	2,805	1,704,279
2.80%, 02/08/61	2,664	1,542,775
2.85%, 08/05/61	2,215	1,296,311
2.90%, 09/12/27(a)	3,261	3,181,519
2.95%, 09/11/49	2,242	1,466,452
3.00%, 06/20/27	2,735	2,681,221
3.00%, 11/13/27	2,490	2,434,147
3.20%, 05/11/27(a)	3,319	3,263,843

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.25%, 08/08/29	$2,025	$1,956,312
3.35%, 02/09/27	3,220	3,182,636
3.35%, 08/08/32	2,980	2,781,204
3.45%, 02/09/45	2,943	2,243,680
3.75%, 09/12/47	1,545	1,193,570
3.75%, 11/13/47	1,853	1,427,782
3.85%, 05/04/43	4,519	3,700,424
3.85%, 08/04/46	3,008	2,384,421
3.95%, 08/08/52(a)	2,525	1,967,717
4.00%, 05/10/28	2,140	2,142,563
4.00%, 05/12/28	1,630	1,628,673
4.10%, 08/08/62	2,080	1,605,054
4.15%, 05/10/30(a)	925	928,620
4.20%, 05/12/30(a)	1,500	1,495,752
4.25%, 02/09/47	1,494	1,259,732
4.30%, 05/10/33	1,595	1,584,582
4.38%, 05/13/45	3,036	2,635,570
4.45%, 05/06/44(a)	1,339	1,199,179
4.50%, 05/12/32	1,500	1,491,830
4.50%, 02/23/36(a)	2,045	2,010,916
4.65%, 02/23/46	6,034	5,417,034
4.75%, 05/12/35	1,500	1,488,039
4.85%, 05/10/53(a)	1,990	1,845,798
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	1,180	1,130,026
4.00%, 07/01/29(a)(b)	920	874,320
5.95%, 08/04/33(a)	1,067	1,074,857
5.95%, 04/15/35(a)	855	846,045
CGI Inc.
1.45%, 09/14/26	1,025	984,522
2.30%, 09/14/31(a)	865	741,105
4.95%, 03/14/30(b)	615	614,948
Dell Inc.
5.40%, 09/10/40(a)	592	546,196
6.50%, 04/15/38	634	653,177
7.10%, 04/15/28(a)	860	913,626
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	1,591	1,153,270
3.45%, 12/15/51(a)	876	579,681
4.35%, 02/01/30	1,475	1,449,401
4.75%, 04/01/28	730	733,352
4.85%, 02/01/35	1,175	1,116,158
4.90%, 10/01/26	2,666	2,673,214
5.00%, 04/01/30	1,115	1,120,743
5.25%, 02/01/28	1,830	1,866,593
5.30%, 10/01/29	2,333	2,380,482
5.30%, 04/01/32	1,540	1,546,917
5.40%, 04/15/34(a)	1,405	1,406,657
5.50%, 04/01/35	1,260	1,243,600
5.75%, 02/01/33(a)	1,620	1,676,612
6.02%, 06/15/26	1,916	1,933,744
6.10%, 07/15/27(a)	816	838,941
6.20%, 07/15/30	1,342	1,421,428
8.10%, 07/15/36(a)	1,583	1,871,431
8.35%, 07/15/46(a)	1,279	1,583,156
DXC Technology Co.
1.80%, 09/15/26	1,130	1,087,081
2.38%, 09/15/28(a)	1,395	1,278,082
Fortinet Inc., 2.20%, 03/15/31	1,132	985,300
Gartner Inc.
3.63%, 06/15/29(b)	955	905,480
Security	Par (000)	Value
Computers (continued)
3.75%, 10/01/30(a)(b)	$965	$901,332
4.50%, 07/01/28(b)	1,000	988,136
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	740	762,811
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	2,155	2,152,198
4.45%, 09/25/26	1,835	1,832,318
4.55%, 10/15/29	2,705	2,682,247
4.85%, 10/15/31	2,505	2,485,448
5.00%, 10/15/34	2,955	2,877,265
5.25%, 07/01/28(a)	1,390	1,416,312
5.60%, 10/15/54	2,115	1,973,927
6.20%, 10/15/35(a)	1,220	1,268,048
6.35%, 10/15/45(a)	2,314	2,314,472
HP Inc.
1.45%, 06/17/26	806	779,423
2.65%, 06/17/31	1,740	1,506,176
3.00%, 06/17/27	1,732	1,674,990
3.40%, 06/17/30	743	687,393
4.00%, 04/15/29	2,040	1,976,571
4.20%, 04/15/32	1,250	1,168,710
4.75%, 01/15/28	1,650	1,655,681
5.40%, 04/25/30	585	592,328
5.50%, 01/15/33(a)	1,860	1,853,052
6.00%, 09/15/41(a)	1,940	1,899,508
6.10%, 04/25/35	450	455,256
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	785	787,465
4.60%, 02/05/29	1,150	1,153,768
4.75%, 02/05/31	970	973,081
4.90%, 02/05/34	1,530	1,498,772
5.25%, 02/05/44	1,400	1,314,596
5.30%, 02/05/54	2,055	1,871,113
International Business Machines Corp.
1.70%, 05/15/27	2,152	2,047,361
1.95%, 05/15/30	2,295	2,023,880
2.20%, 02/09/27	1,078	1,039,805
2.72%, 02/09/32(a)	570	500,666
2.85%, 05/15/40	1,159	832,892
2.95%, 05/15/50	1,192	735,456
3.30%, 01/27/27	374	367,680
3.43%, 02/09/52	985	654,808
3.50%, 05/15/29	4,236	4,085,456
4.00%, 06/20/42(a)	1,783	1,447,167
4.15%, 07/27/27	1,545	1,537,643
4.15%, 05/15/39	3,259	2,806,850
4.25%, 05/15/49	4,548	3,583,999
4.40%, 07/27/32(a)	1,130	1,095,768
4.50%, 02/06/28(a)	1,600	1,610,678
4.65%, 02/10/28(a)	1,350	1,359,790
4.70%, 02/19/46	1,100	944,146
4.75%, 02/06/33(a)	1,120	1,108,347
4.80%, 02/10/30	1,310	1,321,744
4.90%, 07/27/52	1,200	1,036,815
5.00%, 02/10/32(a)	1,560	1,571,576
5.10%, 02/06/53(a)	1,020	907,637
5.20%, 02/10/35(a)	1,390	1,383,013
5.60%, 11/30/39(a)	1,265	1,268,953
5.70%, 02/10/55	1,420	1,365,504
5.88%, 11/29/32(a)	928	987,237
6.22%, 08/01/27	1,197	1,244,697

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.50%, 01/15/28	$933	$981,611
7.13%, 12/01/96	350	412,438
Kyndryl Holdings Inc.
2.05%, 10/15/26	1,015	978,862
2.70%, 10/15/28	1,017	953,839
3.15%, 10/15/31(a)	1,425	1,263,568
4.10%, 10/15/41	992	763,863
6.35%, 02/20/34(a)	825	865,708
Leidos Inc.
2.30%, 02/15/31	1,207	1,042,589
4.38%, 05/15/30	865	842,116
5.40%, 03/15/32	795	800,762
5.50%, 03/15/35	695	692,796
5.75%, 03/15/33	615	631,911
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	865	802,843
5.83%, 01/27/28(b)	485	497,501
6.54%, 07/27/32(b)	605	644,917
NetApp Inc.
2.38%, 06/22/27(a)	1,360	1,301,087
2.70%, 06/22/30	1,390	1,252,404
5.50%, 03/17/32	1,100	1,114,554
5.70%, 03/17/35	905	909,553
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	1,098	981,820
Western Digital Corp.
2.85%, 02/01/29	405	370,128
3.10%, 02/01/32	365	315,094
Wipro IT Services LLC, 1.50%, 06/23/26(b)	1,130	1,092,092
		251,168,769
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,270	1,246,288
3.25%, 08/15/32	712	653,139
3.70%, 08/01/47	1,102	839,739
4.00%, 08/15/45(a)	1,116	912,001
4.20%, 05/01/30	650	647,104
4.60%, 03/01/28	621	630,648
4.60%, 03/01/33	721	719,238
Conopco Inc.
Series E, 7.25%, 12/15/26	590	615,663
Series F, 6.63%, 04/15/28	275	291,226
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	390	374,960
6.63%, 07/15/30(a)(b)	745	760,379
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	1,235	1,060,101
2.38%, 12/01/29(a)	1,332	1,217,842
2.60%, 04/15/30	1,600	1,460,363
3.13%, 12/01/49	1,059	648,836
3.15%, 03/15/27	870	851,666
3.70%, 08/15/42(a)	467	344,154
4.15%, 03/15/47	837	631,089
4.38%, 05/15/28	1,050	1,050,965
4.38%, 06/15/45	684	539,359
4.65%, 05/15/33(a)	1,035	998,083
5.00%, 02/14/34(a)	930	921,333
5.15%, 05/15/53(a)	939	840,304
6.00%, 05/15/37(a)	616	648,542
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,205	3,151,457
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.38%, 03/24/29	$1,113	$1,068,579
3.63%, 03/24/32	3,065	2,839,895
4.00%, 03/24/52(a)	1,835	1,384,382
Kenvue Inc.
4.85%, 05/22/32	775	778,487
4.90%, 03/22/33(a)	1,915	1,921,137
5.00%, 03/22/30(a)	2,030	2,078,433
5.05%, 03/22/28(a)	1,845	1,891,595
5.05%, 03/22/53(a)	2,269	2,071,599
5.10%, 03/22/43	1,245	1,176,491
5.20%, 03/22/63	1,179	1,068,447
L'Oreal SA, 5.00%, 05/20/35(b)	1,205	1,213,272
Procter & Gamble Co. (The)
1.20%, 10/29/30	1,932	1,650,635
1.90%, 02/01/27	1,040	1,005,099
1.95%, 04/23/31	1,520	1,335,101
2.30%, 02/01/32(a)	1,400	1,241,843
2.45%, 11/03/26	1,201	1,175,356
2.80%, 03/25/27	894	874,337
2.85%, 08/11/27	1,412	1,376,277
3.00%, 03/25/30	2,460	2,334,128
3.50%, 10/25/47	815	615,091
3.55%, 03/25/40(a)	868	724,960
3.60%, 03/25/50	815	612,131
3.95%, 01/26/28(a)	1,025	1,027,628
4.05%, 05/01/30	1,120	1,111,131
4.05%, 01/26/33(a)	1,175	1,146,360
4.15%, 10/24/29	1,245	1,248,077
4.35%, 01/29/29	1,350	1,364,033
4.55%, 01/29/34	1,190	1,178,256
4.55%, 10/24/34	700	691,131
4.60%, 05/01/35(a)	1,075	1,064,960
5.50%, 02/01/34	462	488,340
5.55%, 03/05/37(a)	1,092	1,162,336
5.80%, 08/15/34	585	626,891
Unilever Capital Corp.
1.38%, 09/14/30(a)	1,220	1,050,280
1.75%, 08/12/31	1,550	1,329,412
2.00%, 07/28/26(a)	1,180	1,151,223
2.13%, 09/06/29	1,625	1,487,467
2.90%, 05/05/27	2,095	2,049,391
3.50%, 03/22/28	1,995	1,961,524
4.25%, 08/12/27	2,005	2,011,536
4.63%, 08/12/34	1,230	1,207,915
4.88%, 09/08/28	1,620	1,657,004
5.00%, 12/08/33(a)	1,254	1,273,657
5.90%, 11/15/32(a)	1,629	1,760,365
Series 30Y, 2.63%, 08/12/51	1,145	681,626
		81,222,297
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,078	1,000,908
4.25%, 04/20/27(b)	590	584,410
4.50%, 10/24/28(b)	1,685	1,675,995
4.65%, 04/20/32(b)	1,165	1,118,087
LKQ Corp.
5.75%, 06/15/28	870	892,674
6.25%, 06/15/33	825	860,244
Marubeni Corp., 5.38%, 04/01/35(b)	435	433,248
Mitsubishi Corp.
1.13%, 07/15/26(b)	840	809,030

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
5.00%, 07/05/28(b)	$900	$912,961
5.00%, 07/02/29(a)(b)	715	726,904
5.13%, 07/17/34(a)(b)	735	739,658
WW Grainger Inc.
3.75%, 05/15/46	690	523,848
4.20%, 05/15/47	646	515,137
4.45%, 09/15/34	730	703,169
4.60%, 06/15/45(a)	1,398	1,210,157
		12,706,430
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	5,200	5,039,811
3.00%, 10/29/28	5,960	5,626,038
3.30%, 01/30/32	6,265	5,563,057
3.40%, 10/29/33	2,485	2,139,731
3.65%, 07/21/27	1,512	1,478,598
3.85%, 10/29/41(a)	2,185	1,700,761
3.88%, 01/23/28(a)	978	955,878
4.63%, 10/15/27	768	765,994
4.63%, 09/10/29	1,965	1,949,837
4.88%, 04/01/28	1,040	1,045,297
4.95%, 09/10/34	1,650	1,583,540
5.10%, 01/19/29	1,140	1,150,802
5.30%, 01/19/34	1,220	1,205,174
5.38%, 12/15/31	1,175	1,184,422
5.75%, 06/06/28(a)	1,795	1,844,537
6.10%, 01/15/27	1,245	1,269,471
6.15%, 09/30/30	1,490	1,573,381
6.45%, 04/15/27	1,725	1,775,132
6.50%, 01/31/56, (5-year CMT + 2.441%)(a)(d)	500	492,840
6.95%, 03/10/55, (5-year CMT + 2.720%)(d)	915	938,521
Affiliated Managers Group Inc.
3.30%, 06/15/30	822	766,103
5.50%, 08/20/34	460	452,018
Air Lease Corp.
1.88%, 08/15/26	1,620	1,566,190
2.10%, 09/01/28	792	733,659
2.20%, 01/15/27	1,047	1,008,650
2.88%, 01/15/32(a)	1,265	1,108,374
3.00%, 02/01/30(a)	865	801,736
3.13%, 12/01/30	1,234	1,127,908
3.25%, 10/01/29(a)	725	684,250
3.63%, 04/01/27(a)	1,158	1,135,314
3.63%, 12/01/27	860	843,152
3.75%, 06/01/26	243	240,988
4.63%, 10/01/28	705	705,353
5.10%, 03/01/29(a)	715	726,692
5.20%, 07/15/31	825	834,674
5.30%, 06/25/26	500	503,340
5.30%, 02/01/28	965	983,210
5.85%, 12/15/27(a)	1,105	1,137,354
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	1,050	1,068,397
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	1,052	993,947
4.25%, 06/15/26	1,105	1,096,558
5.95%, 02/15/29(b)	1,165	1,195,188
6.50%, 07/18/28(b)	1,015	1,051,788
Security	Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd./Aircastle Ireland DAC
5.25%, 03/15/30(b)	$860	$856,084
5.75%, 10/01/31(a)(b)	745	756,511
Ally Financial Inc.
2.20%, 11/02/28	1,380	1,259,510
4.75%, 06/09/27(a)	1,525	1,526,780
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(d)	675	673,712
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)(d)	210	212,057
6.18%, 07/26/35, (1-day SOFR + 2.290%)(d)	930	924,987
6.85%, 01/03/30, (1-day SOFR + 2.282%)(d)	1,235	1,289,363
6.99%, 06/13/29, (1-day SOFR + 3.260%)(d)	1,219	1,273,587
7.10%, 11/15/27	1,314	1,378,051
8.00%, 11/01/31	2,787	3,118,515
8.00%, 11/01/31(a)	868	968,055
American Express Co.
1.65%, 11/04/26	1,790	1,722,774
2.55%, 03/04/27(a)	3,178	3,082,484
3.30%, 05/03/27	2,704	2,655,172
4.05%, 05/03/29(a)	1,665	1,654,194
4.05%, 12/03/42(a)	1,520	1,263,196
4.42%, 08/03/33, (1-day SOFR + 1.760%)(d)	2,050	1,977,720
4.73%, 04/25/29, (1-day SOFR + 1.260%)(d)	2,520	2,534,054
4.99%, 05/26/33, (1-day SOFR + 2.255%)(d)	1,296	1,281,756
5.02%, 04/25/31, (1-day SOFR + 1.440%)(d)	2,655	2,685,124
5.04%, 07/26/28, (1-day SOFR + 0.930%)(d)	1,630	1,649,187
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	2,015	2,007,460
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(d)	2,160	2,192,783
5.10%, 02/16/28, (1-day SOFR + 1.000%)(d)	2,310	2,331,107
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(d)	2,175	2,225,521
5.28%, 07/26/35, (1-day SOFR + 1.420%)(d)	2,415	2,405,815
5.39%, 07/28/27, (1-day SOFR + 0.970%)(d)	1,525	1,538,600
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(d)	2,205	2,219,551
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(d)	2,175	2,247,396
5.63%, 07/28/34, (1-day SOFR + 1.930%)(d)	530	537,103
5.67%, 04/25/36, (1-day SOFR + 1.790%)(d)	2,280	2,328,042
5.85%, 11/05/27(a)	2,260	2,338,672
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	880	909,814
6.49%, 10/30/31, (1-day SOFR + 1.940%)(d)	1,445	1,562,405
American Express Credit Corp., 3.30%, 05/03/27	700	687,657
Ameriprise Financial Inc.
2.88%, 09/15/26	861	845,397
4.50%, 05/13/32(a)	775	759,517
5.15%, 05/15/33(a)	1,035	1,043,963
5.20%, 04/15/35	1,010	1,001,101
5.70%, 12/15/28	1,385	1,443,363
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,035	964,756
Apollo Global Management Inc.
5.80%, 05/21/54	1,285	1,230,251
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(d)	400	384,267
6.38%, 11/15/33(a)	675	724,411
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	1,225	1,130,475

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(b)(d)	$895	$874,804
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	755	508,712
Ares Management Corp.
5.60%, 10/11/54	1,200	1,096,469
6.38%, 11/10/28	650	684,991
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	190	191,141
6.25%, 01/15/30(b)	190	190,817
Aviation Capital Group LLC
1.95%, 09/20/26(b)	1,207	1,160,949
3.50%, 11/01/27(b)	1,085	1,050,043
4.75%, 04/14/27(b)	215	214,160
5.13%, 04/10/30(b)	665	660,974
5.38%, 07/15/29(b)	830	838,816
6.25%, 04/15/28(a)(b)	935	966,357
6.38%, 07/15/30(b)	574	602,490
6.75%, 10/25/28(a)(b)	1,345	1,420,795
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	3,013	2,839,978
2.75%, 02/21/28(b)	1,770	1,663,484
3.25%, 02/15/27(b)	1,010	978,849
4.38%, 05/01/26(b)	980	973,397
4.95%, 01/15/28(b)	810	807,679
5.15%, 01/15/30(b)	795	792,164
5.38%, 05/30/30(b)	1,325	1,329,410
5.75%, 03/01/29(b)	1,663	1,693,209
5.75%, 11/15/29(b)	1,470	1,495,153
6.38%, 05/04/28(b)	1,630	1,687,355
BGC Group Inc.
6.15%, 04/02/30(b)	1,070	1,071,386
6.60%, 06/10/29(a)	695	713,607
8.00%, 05/25/28	655	695,017
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	708	595,860
1.63%, 08/05/28(b)	1,328	1,213,555
2.00%, 01/30/32(a)(b)	1,408	1,162,583
2.50%, 01/10/30(a)(b)	973	886,322
2.55%, 03/30/32(b)	655	557,626
2.80%, 09/30/50(a)(b)	672	390,316
2.85%, 08/05/51(a)(b)	945	549,300
3.15%, 10/02/27(b)	962	932,295
3.20%, 01/30/52(b)	1,510	953,298
3.50%, 09/10/49(b)	845	569,199
4.00%, 10/02/47(b)	434	325,445
4.45%, 07/15/45(a)(b)	485	392,634
5.00%, 06/15/44(a)(b)	841	737,966
5.90%, 11/03/27(a)(b)	1,175	1,208,899
6.20%, 04/22/33(b)	2,165	2,283,242
6.25%, 08/15/42(a)(b)	481	484,419
Blue Owl Finance LLC
3.13%, 06/10/31	1,173	1,023,871
4.13%, 10/07/51(a)	640	423,685
4.38%, 02/15/32	800	733,343
6.25%, 04/18/34	1,335	1,353,351
BOC Aviation Ltd.
2.63%, 09/17/30(b)	1,210	1,100,958
3.00%, 09/11/29(a)(b)	1,561	1,467,503
3.50%, 09/18/27(a)(b)	1,215	1,188,721
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	738,806
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 05/03/33(a)(b)	$1,105	$1,098,802
5.25%, 01/14/30(a)(b)	620	638,853
5.75%, 11/09/28(a)(b)	1,695	1,759,298
Brookfield Asset Management Ltd., 5.80%, 04/24/35	1,165	1,179,938
Brookfield Capital Finance LLC, 6.09%, 06/14/33	679	707,629
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	1,665	1,394,496
Brookfield Finance Inc.
2.72%, 04/15/31(a)	905	804,273
3.50%, 03/30/51	1,100	722,688
3.63%, 02/15/52	775	516,909
3.90%, 01/25/28	1,894	1,858,749
4.25%, 06/02/26	952	948,260
4.35%, 04/15/30	1,384	1,350,953
4.70%, 09/20/47	1,418	1,172,235
4.85%, 03/29/29	1,531	1,533,351
5.68%, 01/15/35	680	685,815
5.97%, 03/04/54(a)	1,595	1,541,720
6.35%, 01/05/34	1,040	1,101,205
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	1,084	709,509
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	100	103,969
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	655	647,160
7.20%, 12/12/28(a)(b)	1,165	1,225,484
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(d)	1,886	1,813,958
2.36%, 07/29/32, (1-day SOFR + 1.337%)(d)	1,354	1,121,027
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(d)	1,025	877,070
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	2,165	2,043,584
3.65%, 05/11/27	1,697	1,669,626
3.75%, 07/28/26	1,975	1,952,517
3.75%, 03/09/27	2,021	1,995,428
3.80%, 01/31/28	2,129	2,087,175
4.10%, 02/09/27	1,458	1,446,505
4.93%, 05/10/28, (1-day SOFR + 2.057%)(d)	2,590	2,598,076
5.25%, 07/26/30, (1-day SOFR + 2.600%)(d)	1,125	1,135,201
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(d)	2,023	2,001,357
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	1,275	1,298,207
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)(d)	1,580	1,608,071
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(d)	1,485	1,524,557
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	1,885	1,909,627
5.88%, 07/26/35, (1-day SOFR +1.990%)(d)	1,720	1,742,162
6.05%, 02/01/35, (1-day SOFR + 2.260%)(d)	1,510	1,549,613
6.18%, 01/30/36, (1-day SOFR + 2.036%)(d)	2,505	2,486,345
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	2,625	2,733,907
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)(d)	3,000	3,135,485
6.70%, 11/29/32	1,140	1,226,651
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	1,000	1,031,640
7.62%, 10/30/31, (1-day SOFR + 3.070%)(d)	2,720	3,033,459
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(d)	1,725	1,974,134

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30	$763	$651,720
3.00%, 03/16/32	1,060	940,340
3.65%, 01/12/27	1,165	1,149,801
Charles Schwab Corp. (The)
1.65%, 03/11/31	1,324	1,120,078
1.95%, 12/01/31	1,377	1,156,170
2.00%, 03/20/28(a)	1,935	1,823,019
2.30%, 05/13/31(a)	1,405	1,232,574
2.45%, 03/03/27(a)	2,294	2,222,163
2.75%, 10/01/29(a)	772	719,280
2.90%, 03/03/32(a)	1,405	1,240,988
3.20%, 03/02/27	925	907,653
3.20%, 01/25/28	1,320	1,285,586
3.25%, 05/22/29(a)	920	882,794
3.30%, 04/01/27	1,169	1,148,692
4.00%, 02/01/29(a)	1,019	1,010,509
4.63%, 03/22/30(a)	970	980,652
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	1,842	1,907,049
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	1,435	1,494,523
5.88%, 08/24/26	1,546	1,570,780
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(d)	1,990	2,113,471
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	1,854	1,960,213
CI Financial Corp.
3.20%, 12/17/30	1,610	1,404,514
4.10%, 06/15/51(a)	385	263,520
7.50%, 05/30/29(b)	485	508,606
Citadel Finance LLC, 5.90%, 02/10/30(b)	3,110	3,095,176
Citadel LP
4.88%, 01/15/27(a)(b)	808	802,727
6.00%, 01/23/30(b)	225	230,328
6.38%, 01/23/32(b)	950	980,679
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	20	20,395
CME Group Inc.
2.65%, 03/15/32	1,445	1,278,598
3.75%, 06/15/28(a)	1,047	1,035,446
4.15%, 06/15/48(a)	1,171	960,114
4.40%, 03/15/30	1,455	1,452,247
5.30%, 09/15/43	1,231	1,206,756
Credit Suisse USA LLC, 7.13%, 07/15/32	1,423	1,591,933
Eaton Vance Corp., 3.50%, 04/06/27	641	631,127
Enact Holdings Inc., 6.25%, 05/28/29	855	877,851
FMR LLC
4.95%, 02/01/33(b)	705	695,126
5.15%, 02/01/43(b)	397	368,716
6.45%, 11/15/39(a)(b)	770	840,287
6.50%, 12/14/40(b)	530	578,078
7.57%, 06/15/29(b)	1,255	1,389,998
Franklin Resources Inc.
1.60%, 10/30/30	1,607	1,369,715
2.95%, 08/12/51	670	400,515
Invesco Finance PLC, 5.38%, 11/30/43(a)	615	566,944
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	560	540,324
Jefferies Financial Group Inc.
2.63%, 10/15/31	1,527	1,302,646
2.75%, 10/15/32	775	642,965
4.15%, 01/23/30	1,616	1,558,879
4.85%, 01/15/27	1,268	1,273,978
Security	Par (000)	Value
Diversified Financial Services (continued)
5.88%, 07/21/28	$1,630	$1,673,333
6.20%, 04/14/34(a)	2,130	2,174,945
6.25%, 01/15/36	745	759,383
6.45%, 06/08/27(a)	632	651,421
6.50%, 01/20/43(a)	619	623,545
6.63%, 10/23/43(a)	430	432,904
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	968	892,476
Lazard Group LLC
3.63%, 03/01/27(a)	646	632,063
4.38%, 03/11/29	1,002	981,181
4.50%, 09/19/28	856	847,308
6.00%, 03/15/31(a)	510	527,807
Legg Mason Inc., 5.63%, 01/15/44	876	843,160
LPL Holdings Inc.
4.00%, 03/15/29(b)	1,685	1,620,808
4.38%, 05/15/31(a)(b)	655	622,775
4.63%, 11/15/27(b)	850	843,267
4.90%, 04/03/28	225	225,306
5.15%, 06/15/30	855	857,077
5.20%, 03/15/30(a)	1,600	1,607,120
5.65%, 03/15/35	960	946,745
5.70%, 05/20/27(a)	930	945,437
5.75%, 06/15/35	275	273,072
6.00%, 05/20/34(a)	1,520	1,543,769
6.75%, 11/17/28(a)	715	759,347
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	900	906,590
5.30%, 03/28/34(b)	995	1,004,447
LSEGA Financing PLC
2.00%, 04/06/28(b)	2,138	1,996,438
2.50%, 04/06/31(b)	1,248	1,098,063
3.20%, 04/06/41(b)	1,391	1,037,835
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	705	694,424
5.20%, 03/27/28(b)	515	516,510
6.40%, 03/26/29(a)(b)	695	718,604
6.50%, 03/26/31(b)	620	644,377
8.13%, 03/30/29(a)(b)	230	240,689
Marex Group PLC, 6.40%, 11/04/29	985	1,003,778
Mastercard Inc.
1.90%, 03/15/31(a)	2,120	1,852,343
2.00%, 11/18/31	1,315	1,132,123
2.95%, 11/21/26	1,130	1,110,893
2.95%, 06/01/29	2,120	2,021,681
2.95%, 03/15/51	1,136	722,489
3.30%, 03/26/27	1,553	1,533,171
3.35%, 03/26/30	2,420	2,314,103
3.50%, 02/26/28	1,081	1,064,635
3.65%, 06/01/49	1,852	1,376,930
3.80%, 11/21/46	1,010	782,370
3.85%, 03/26/50	2,224	1,706,804
3.95%, 02/26/48	805	634,926
4.10%, 01/15/28(a)	1,265	1,265,768
4.35%, 01/15/32	1,200	1,181,301
4.55%, 03/15/28(a)	720	728,995
4.55%, 01/15/35	1,000	969,968
4.85%, 03/09/33(a)	1,185	1,192,087
4.88%, 03/09/28	1,105	1,127,119
4.88%, 05/09/34	1,570	1,566,652
4.95%, 03/15/32(a)	750	764,467

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(b)	$150	$143,288
5.08%, 09/15/27(b)	1,095	1,099,308
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	240	241,663
5.66%, 02/28/33(a)(b)	775	785,183
5.81%, 09/12/28(b)	635	655,048
Nasdaq Inc.
1.65%, 01/15/31(a)	1,276	1,086,747
2.50%, 12/21/40	1,474	992,169
3.25%, 04/28/50(a)	960	625,682
3.85%, 06/30/26	893	888,023
3.95%, 03/07/52	899	647,547
5.35%, 06/28/28	1,690	1,734,438
5.55%, 02/15/34	1,677	1,721,368
5.95%, 08/15/53(a)	1,260	1,250,360
6.10%, 06/28/63	680	673,052
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	628	624,596
4.88%, 04/15/45(a)(b)	440	368,974
Nomura Holdings Inc.
1.65%, 07/14/26	1,920	1,855,408
2.17%, 07/14/28	1,604	1,486,607
2.33%, 01/22/27	1,920	1,845,867
2.61%, 07/14/31	1,535	1,335,532
2.68%, 07/16/30(a)	1,549	1,388,643
2.71%, 01/22/29	790	733,136
3.00%, 01/22/32(a)	1,190	1,037,315
3.10%, 01/16/30	2,300	2,125,509
5.39%, 07/06/27	870	880,038
5.59%, 07/02/27	1,245	1,265,241
5.61%, 07/06/29	840	861,051
5.78%, 07/03/34(a)	1,490	1,519,048
5.84%, 01/18/28	1,055	1,083,129
6.07%, 07/12/28	1,300	1,350,148
6.09%, 07/12/33(a)	930	973,165
6.18%, 01/18/33	790	829,193
Nuveen LLC
4.00%, 11/01/28(b)	1,575	1,552,825
5.55%, 01/15/30(a)(b)	950	980,934
5.85%, 04/15/34(b)	1,030	1,051,295
ORIX Corp.
2.25%, 03/09/31	885	768,352
3.70%, 07/18/27	600	589,398
4.00%, 04/13/32(a)	710	662,133
4.65%, 09/10/29(a)	710	707,962
5.00%, 09/13/27	530	535,691
5.20%, 09/13/32(a)	720	726,578
5.40%, 02/25/35	700	696,254
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	1,086	1,031,207
6.15%, 12/06/28(a)(b)	990	1,024,713
Radian Group Inc.
4.88%, 03/15/27	915	913,022
6.20%, 05/15/29	950	977,989
Raymond James Financial Inc.
3.75%, 04/01/51	1,245	885,807
4.65%, 04/01/30	892	897,816
4.95%, 07/15/46	1,329	1,166,154
Security	Par (000)	Value
Diversified Financial Services (continued)
REC Ltd.
4.75%, 09/27/29(b)	$285	$281,087
5.63%, 04/11/28(a)(b)	530	537,921
Stifel Financial Corp., 4.00%, 05/15/30(a)	795	753,038
Synchrony Financial
2.88%, 10/28/31(a)	1,480	1,254,591
3.70%, 08/04/26	624	614,791
3.95%, 12/01/27	1,656	1,610,419
5.15%, 03/19/29	1,463	1,451,052
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)(d)	315	313,500
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(d)	1,215	1,231,206
TPG Operating Group II LP, 5.88%, 03/05/34(a)	975	985,434
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	647	582,701
4.38%, 06/01/28(b)	250	250,083
5.25%, 06/01/27(a)(b)	550	559,920
Visa Inc.
0.75%, 08/15/27	879	820,522
1.10%, 02/15/31(a)	1,679	1,419,774
1.90%, 04/15/27(a)	2,263	2,174,689
2.00%, 08/15/50	2,942	1,569,112
2.05%, 04/15/30	2,683	2,420,000
2.70%, 04/15/40	1,598	1,186,624
2.75%, 09/15/27	1,780	1,730,032
3.65%, 09/15/47(a)	1,657	1,262,359
4.15%, 12/14/35	2,299	2,163,883
4.30%, 12/14/45	4,592	3,918,431
Voya Financial Inc.
3.65%, 06/15/26	960	951,162
4.70%, 01/23/48(a)(d)	579	547,992
4.80%, 06/15/46(a)	628	527,795
5.00%, 09/20/34	655	624,125
5.70%, 07/15/43(a)	581	548,138
Western Union Co. (The)
2.75%, 03/15/31(a)	751	652,033
6.20%, 11/17/36(a)	873	880,860
6.20%, 06/21/40(a)	595	581,541
		441,282,539
Electric — 8.7%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,061,314
3.40%, 04/29/51(a)(b)	1,870	1,236,300
4.00%, 10/03/49(a)(b)	1,335	997,997
4.38%, 06/22/26(b)	640	637,450
4.38%, 01/24/29(b)	65	64,516
4.38%, 10/09/31(b)	280	273,090
4.70%, 04/24/33(a)(b)	1,840	1,794,467
4.75%, 03/09/37(b)	1,660	1,564,661
4.88%, 04/23/30(b)	902	911,945
6.50%, 10/27/36(a)(b)	1,304	1,431,140
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	94	93,748
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	253,395
3.95%, 02/12/30(b)	572	503,828
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	538,431
4.25%, 05/21/36(b)	382	322,245

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
AEP Texas Inc.
3.45%, 05/15/51	$737	$480,395
3.80%, 10/01/47	492	348,163
3.95%, 06/01/28	764	748,467
4.70%, 05/15/32	840	813,873
5.25%, 05/15/52	980	852,951
5.40%, 06/01/33	785	782,715
5.45%, 05/15/29	960	982,941
5.70%, 05/15/34	615	617,264
Series E, 6.65%, 02/15/33	524	556,092
Series G, 4.15%, 05/01/49(a)	475	348,498
Series H, 3.45%, 01/15/50(a)	753	496,622
Series I, 2.10%, 07/01/30	1,107	968,973
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	752	736,125
3.15%, 09/15/49	365	235,027
3.75%, 12/01/47	764	562,761
3.80%, 06/15/49	575	411,688
4.00%, 12/01/46	540	417,121
4.25%, 09/15/48	545	427,540
4.50%, 06/15/52	1,035	840,844
5.15%, 04/01/34	680	674,650
5.38%, 06/15/35	80	80,373
5.40%, 03/15/53(a)	1,065	994,628
Series M, 3.65%, 04/01/50	815	580,978
Series N, 2.75%, 08/15/51(a)	707	416,178
AES Andes SA
6.25%, 03/14/32(b)	10	10,045
6.30%, 03/15/29(b)	185	188,778
AES Corp. (The)
2.45%, 01/15/31(a)	1,645	1,406,620
3.95%, 07/15/30(a)(b)	1,144	1,067,641
5.45%, 06/01/28(a)	1,810	1,833,661
5.80%, 03/15/32	710	703,774
Alabama Power Co.
3.00%, 03/15/52(a)	1,060	661,865
3.05%, 03/15/32(a)	1,175	1,055,414
3.13%, 07/15/51	985	629,318
3.45%, 10/01/49	804	553,990
3.75%, 09/01/27(a)	1,060	1,049,613
3.75%, 03/01/45	1,206	918,722
3.85%, 12/01/42	530	413,107
3.94%, 09/01/32(a)	1,037	976,236
4.10%, 01/15/42(a)	380	303,294
4.15%, 08/15/44	681	549,227
4.30%, 01/02/46	685	557,820
5.10%, 04/02/35(a)	790	784,355
5.50%, 03/15/41(a)	240	233,593
5.70%, 02/15/33(a)	299	309,148
5.85%, 11/15/33	520	546,826
6.00%, 03/01/39	796	840,775
6.13%, 05/15/38	395	418,983
Series 11-C, 5.20%, 06/01/41(a)	346	319,533
Series 20-A, 1.45%, 09/15/30	910	780,603
Series A, 4.30%, 07/15/48(a)	841	677,509
Series B, 3.70%, 12/01/47(a)	941	692,077
Alexander Funding Trust II, 7.47%, 07/31/28(b)	900	954,188
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	1,225	888,391
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	180	180,855
Security	Par (000)	Value
Electric (continued)
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	$789	$706,791
4.25%, 06/15/28(b)	700	687,777
5.40%, 06/06/27(b)	1,075	1,086,210
5.95%, 03/30/29(a)(b)	580	600,655
Ameren Corp.
1.75%, 03/15/28	1,050	973,838
1.95%, 03/15/27	885	847,789
3.50%, 01/15/31	1,209	1,126,953
5.00%, 01/15/29	1,235	1,248,993
5.38%, 03/15/35	780	771,901
5.70%, 12/01/26	980	995,483
Ameren Illinois Co.
1.55%, 11/15/30	895	767,202
2.90%, 06/15/51	620	377,597
3.25%, 03/15/50	515	337,172
3.70%, 12/01/47	847	621,041
3.80%, 05/15/28	735	726,754
3.85%, 09/01/32	800	745,367
4.15%, 03/15/46(a)	785	630,548
4.30%, 07/01/44(a)	288	232,509
4.50%, 03/15/49	699	575,719
4.80%, 12/15/43	485	422,154
4.95%, 06/01/33(a)	1,260	1,256,427
5.55%, 07/01/54	860	818,112
5.63%, 03/01/55(a)	540	519,827
5.90%, 12/01/52	580	582,565
American Electric Power Co. Inc.
2.30%, 03/01/30	730	653,144
3.20%, 11/13/27	918	891,726
3.25%, 03/01/50	658	415,700
3.88%, 02/15/62, (5-year CMT + 2.675%)(d)	645	615,760
5.20%, 01/15/29	1,685	1,717,250
5.63%, 03/01/33	1,339	1,370,799
5.75%, 11/01/27	891	916,936
5.95%, 11/01/32(a)	700	730,341
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(d)	255	260,747
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)(d)	145	149,134
Series J, 4.30%, 12/01/28	1,032	1,022,372
American Transmission Systems Inc.
2.65%, 01/15/32(a)(b)	867	751,688
5.00%, 09/01/44(b)	623	552,533
Appalachian Power Co.
4.40%, 05/15/44(a)	472	374,397
4.45%, 06/01/45(a)	498	392,786
4.50%, 08/01/32(a)	770	738,080
5.65%, 04/01/34	635	641,070
7.00%, 04/01/38	783	855,681
Series AA, 2.70%, 04/01/31	895	791,163
Series L, 5.80%, 10/01/35(a)	325	327,721
Series P, 6.70%, 08/15/37	420	448,956
Series X, 3.30%, 06/01/27	875	855,088
Series Y, 4.50%, 03/01/49	637	494,806
Series Z, 3.70%, 05/01/50	765	516,794
Arizona Public Service Co.
2.20%, 12/15/31	822	692,579
2.55%, 09/15/26	565	549,889
2.60%, 08/15/29(a)	900	829,680
2.65%, 09/15/50	895	509,002

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 09/15/27(a)	$590	$568,349
3.35%, 05/15/50	740	486,390
3.50%, 12/01/49	740	492,752
3.75%, 05/15/46	700	508,157
4.20%, 08/15/48(a)	710	536,398
4.25%, 03/01/49	736	555,286
4.35%, 11/15/45	795	631,296
4.50%, 04/01/42(a)	745	618,441
4.70%, 01/15/44	140	114,725
5.05%, 09/01/41	570	513,642
5.50%, 09/01/35	475	464,668
5.55%, 08/01/33	870	877,541
5.70%, 08/15/34	945	957,687
6.35%, 12/15/32	900	952,977
Atlantic City Electric Co.
2.30%, 03/15/31	600	526,318
4.00%, 10/15/28	652	645,991
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	103	107,451
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	400	393,924
Avangrid Inc., 3.80%, 06/01/29	1,639	1,581,284
Avista Corp.
4.00%, 04/01/52	675	480,788
4.35%, 06/01/48	995	782,743
Baltimore Gas & Electric Co.
2.25%, 06/15/31	855	749,843
2.40%, 08/15/26(a)	672	656,139
2.90%, 06/15/50	540	329,892
3.20%, 09/15/49	654	426,225
3.50%, 08/15/46	891	634,201
3.75%, 08/15/47	484	355,136
4.25%, 09/15/48	580	458,437
4.55%, 06/01/52	780	633,947
5.30%, 06/01/34	825	832,545
5.40%, 06/01/53	1,245	1,149,557
5.45%, 06/01/35	1,550	1,560,388
5.65%, 06/01/54(a)	525	505,565
6.35%, 10/01/36	482	517,285
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	460	377,819
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	805	676,429
2.85%, 05/15/51	2,160	1,272,434
3.25%, 04/15/28	874	851,058
3.70%, 07/15/30	1,636	1,574,182
3.80%, 07/15/48	1,238	904,746
4.25%, 10/15/50	1,263	971,748
4.45%, 01/15/49	1,582	1,268,946
4.50%, 02/01/45	1,149	963,566
4.60%, 05/01/53	1,565	1,266,130
5.15%, 11/15/43	1,063	977,286
5.95%, 05/15/37	939	980,365
6.13%, 04/01/36	2,631	2,764,627
8.48%, 09/15/28(a)	500	564,443
Black Hills Corp.
2.50%, 06/15/30	965	858,902
3.05%, 10/15/29	942	875,040
3.15%, 01/15/27	792	772,702
3.88%, 10/15/49(a)	915	644,382
4.20%, 09/15/46	400	310,565
4.35%, 05/01/33	604	561,162
Security	Par (000)	Value
Electric (continued)
5.95%, 03/15/28	$725	$750,533
6.00%, 01/15/35	900	917,884
6.15%, 05/15/34	755	776,952
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.453%)(d)	95	93,873
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	240	241,184
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	264	236,164
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	708	535,936
3.60%, 03/01/52(a)	615	431,108
3.95%, 03/01/48	719	543,631
4.50%, 04/01/44	1,037	881,275
4.80%, 03/15/30(a)	790	797,706
4.95%, 04/01/33	695	688,653
5.05%, 03/01/35	840	826,648
5.15%, 03/01/34(a)	620	615,948
5.20%, 10/01/28	1,295	1,326,120
5.30%, 04/01/53	715	656,298
Series AA, 3.00%, 02/01/27	500	488,554
Series AC, 4.25%, 02/01/49	1,191	937,633
Series AD, 2.90%, 07/01/50(a)	646	399,462
Series AE, 2.35%, 04/01/31	740	651,033
Series AF, 3.35%, 04/01/51	915	619,041
Series AG, 3.00%, 03/01/32	490	434,470
Series ai., 4.45%, 10/01/32	720	696,951
Series AJ, 4.85%, 10/01/52	635	549,284
Series K2, 6.95%, 03/15/33	675	748,662
Series Z, 2.40%, 09/01/26	556	541,693
CenterPoint Energy Inc.
1.45%, 06/01/26	852	825,831
2.65%, 06/01/31	725	635,045
2.95%, 03/01/30	787	727,021
5.40%, 06/01/29	1,025	1,053,661
6.70%, 05/15/55, (5-year CMT + 2.586%)(d)	940	938,172
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(d)	240	246,389
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(d)	190	193,265
CEZ A/S, 5.63%, 04/03/42(b)	70	61,539
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	197,001
Cleco Corporate Holdings LLC
3.38%, 09/15/29	444	410,043
4.97%, 05/01/46	542	448,860
Cleco Power LLC
6.00%, 12/01/40	385	390,366
6.50%, 12/01/35	382	411,327
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(a)(b)	665	640,777
4.55%, 11/15/30(a)(b)	655	641,064
5.95%, 12/15/36	457	468,701
CMS Energy Corp.
2.95%, 02/15/27	527	512,154
3.45%, 08/15/27	925	904,583
3.75%, 12/01/50, (5-year CMT + 2.900%)(d)	601	526,247
4.70%, 03/31/43	467	391,233
4.75%, 06/01/50, (5-year CMT + 4.116%)(d)	844	798,298
4.88%, 03/01/44	518	449,486

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.50%, 06/01/55, (5-year CMT + 1.961%)(d)	$255	$251,646
Colbun SA
3.15%, 03/06/30(a)(b)	610	557,447
3.15%, 01/19/32(b)	390	341,978
3.95%, 10/11/27(b)	622	611,470
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	452	456,023
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,685	1,453,881
3.88%, 07/26/33(b)	1,611	1,337,836
4.68%, 02/09/51(b)	1,062	716,318
4.69%, 05/15/29(b)	1,607	1,554,920
4.75%, 02/23/27(b)	660	657,486
5.70%, 01/24/30(b)	305	299,967
5.75%, 02/14/42(a)(b)	1,152	980,689
6.13%, 06/16/45(b)	20	17,032
6.26%, 02/15/52(a)(b)	1,155	980,833
6.45%, 01/24/35(b)	1,435	1,380,660
Commonwealth Edison Co.
2.20%, 03/01/30	772	696,305
2.55%, 06/15/26	706	692,843
3.00%, 03/01/50	851	532,634
3.15%, 03/15/32	395	353,620
3.65%, 06/15/46	999	731,568
3.70%, 08/15/28	1,009	992,725
3.70%, 03/01/45	647	486,221
3.80%, 10/01/42(a)	464	360,224
4.00%, 03/01/48	1,220	930,557
4.00%, 03/01/49	700	527,474
4.35%, 11/15/45	690	567,849
4.60%, 08/15/43	432	369,271
4.70%, 01/15/44	570	497,219
4.90%, 02/01/33	315	313,629
5.30%, 06/01/34	395	398,952
5.30%, 02/01/53	985	900,850
5.65%, 06/01/54	520	500,922
5.95%, 06/01/55	940	941,390
6.45%, 01/15/38(a)	734	794,176
Series 122, 2.95%, 08/15/27	885	858,700
Series 123, 3.75%, 08/15/47	981	719,970
Series 127, 3.20%, 11/15/49	566	368,679
Series 130, 3.13%, 03/15/51	1,015	645,899
Series 131, 2.75%, 09/01/51	760	443,568
Series 133, 3.85%, 03/15/52	725	523,647
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,250	956,046
4.30%, 04/15/44	735	605,034
4.65%, 01/01/29	655	660,016
4.90%, 07/01/33	570	562,324
4.95%, 01/15/30(a)	915	928,538
4.95%, 08/15/34	640	628,715
5.25%, 01/15/53(a)	735	673,487
Series A, 2.05%, 07/01/31	406	349,964
Series A, 3.20%, 03/15/27	817	802,763
Series A, 4.15%, 06/01/45	695	556,723
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	1,402	1,241,056
3.20%, 12/01/51	1,135	728,007
3.60%, 06/15/61(a)	980	643,607
3.70%, 11/15/59	1,280	853,561
3.80%, 05/15/28(a)	780	767,944
Security	Par (000)	Value
Electric (continued)
3.85%, 06/15/46	$1,014	$759,922
3.95%, 03/01/43	1,030	810,492
4.45%, 03/15/44	1,434	1,206,986
4.50%, 12/01/45	1,125	937,231
4.50%, 05/15/58	1,109	861,855
4.63%, 12/01/54	950	773,341
5.13%, 03/15/35(a)	50	49,720
5.20%, 03/01/33	810	819,169
5.38%, 05/15/34	755	767,950
5.50%, 03/15/34	935	960,293
5.50%, 03/15/55	900	846,343
5.70%, 06/15/40	535	535,440
5.70%, 05/15/54	1,655	1,604,222
5.90%, 11/15/53	1,450	1,441,006
6.15%, 11/15/52	715	732,148
Series 05-A, 5.30%, 03/01/35(a)	529	532,901
Series 06-A, 5.85%, 03/15/36(a)	655	678,636
Series 06-B, 6.20%, 06/15/36	700	740,747
Series 06-E, 5.70%, 12/01/36	395	402,275
Series 07-A, 6.30%, 08/15/37	783	835,180
Series 08-B, 6.75%, 04/01/38	974	1,083,994
Series 09-C, 5.50%, 12/01/39	738	731,152
Series 12-A, 4.20%, 03/15/42	699	572,744
Series 2017, 3.88%, 06/15/47	909	680,309
Series 20A, 3.35%, 04/01/30	1,231	1,172,897
Series 20B, 3.95%, 04/01/50	1,535	1,159,471
Series A, 4.13%, 05/15/49	1,015	779,484
Series B, 2.90%, 12/01/26	625	609,634
Series B, 3.13%, 11/15/27	772	750,861
Series C, 3.00%, 12/01/60	815	461,694
Series C, 4.00%, 11/15/57	450	316,325
Series C, 4.30%, 12/01/56	716	545,289
Series D, 4.00%, 12/01/28(a)	885	876,065
Series E, 4.65%, 12/01/48	958	798,132
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,250	1,182,506
5.20%, 04/11/38(b)	630	590,550
Constellation Energy Generation LLC
5.60%, 03/01/28(a)	1,335	1,376,370
5.60%, 06/15/42(a)	1,275	1,222,577
5.75%, 10/01/41	761	740,057
5.75%, 03/15/54	1,370	1,304,791
5.80%, 03/01/33	940	978,049
6.13%, 01/15/34(a)	980	1,034,763
6.25%, 10/01/39	1,430	1,486,018
6.50%, 10/01/53	1,315	1,376,577
Consumers Energy Co.
2.50%, 05/01/60(a)	595	316,458
3.10%, 08/15/50	1,200	785,732
3.25%, 08/15/46	755	542,327
3.50%, 08/01/51	980	701,021
3.60%, 08/15/32	565	516,852
3.75%, 02/15/50	528	388,455
3.80%, 11/15/28	516	506,844
3.95%, 05/15/43	625	499,751
3.95%, 07/15/47	650	502,036
4.05%, 05/15/48(a)	1,065	834,129
4.10%, 11/15/45	225	175,244
4.20%, 09/01/52(a)	795	632,568
4.35%, 04/15/49	881	726,826
4.35%, 08/31/64	440	331,833

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 01/15/31	$790	$784,613
4.60%, 05/30/29	765	769,920
4.63%, 05/15/33	1,205	1,173,043
4.65%, 03/01/28(a)	855	863,149
4.70%, 01/15/30	1,205	1,214,678
4.90%, 02/15/29(a)	945	959,633
5.05%, 05/15/35	390	387,677
Dayton Power & Light Co. (The), 3.95%, 06/15/49	685	491,453
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	345	270,678
4.15%, 05/15/45	531	426,500
Dominion Energy Inc.
4.25%, 06/01/28	878	872,593
4.35%, 08/15/32	765	722,632
4.60%, 05/15/28	790	791,987
4.70%, 12/01/44	735	613,143
4.85%, 08/15/52	1,335	1,096,262
5.00%, 06/15/30	1,250	1,261,997
5.38%, 11/15/32	1,045	1,056,441
5.45%, 03/15/35	1,280	1,266,939
6.63%, 05/15/55, (5-year CMT + 2.207%)(d)	2,050	2,052,397
7.00%, 06/15/38	736	815,516
Series A, 4.60%, 03/15/49	569	450,892
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(d)	80	82,874
Series B, 3.30%, 04/15/41	705	504,902
Series B, 3.60%, 03/15/27	605	595,876
Series B, 5.95%, 06/15/35	685	707,040
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(d)	125	131,353
Series C, 2.25%, 08/15/31	1,585	1,357,974
Series C, 3.38%, 04/01/30	2,126	1,995,050
Series C, 4.05%, 09/15/42	684	526,657
Series C, 4.90%, 08/01/41	866	756,204
Series D, 2.85%, 08/15/26	654	640,375
Series E, 6.30%, 03/15/33	540	569,985
Series F, 5.25%, 08/01/33	784	775,349
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	667	575,307
5.10%, 06/01/65(a)	785	672,765
5.30%, 05/15/33	540	545,750
5.45%, 02/01/41	545	524,294
6.05%, 01/15/38	831	865,575
6.25%, 10/15/53	1,120	1,174,093
6.63%, 02/01/32	497	542,913
Series 2025, 5.30%, 01/15/35	735	737,345
Series A, 2.30%, 12/01/31	715	617,574
DTE Electric Co.
2.25%, 03/01/30(a)	599	541,434
2.95%, 03/01/50	915	580,590
3.70%, 03/15/45	828	626,984
3.70%, 06/01/46	694	514,972
3.75%, 08/15/47	737	548,898
3.95%, 06/15/42(a)	424	333,551
3.95%, 03/01/49(a)	1,214	929,874
4.25%, 05/14/27	55	54,697
4.30%, 07/01/44	555	457,370
4.85%, 12/01/26	905	914,420
5.20%, 04/01/33(a)	895	907,464
5.20%, 03/01/34	795	797,310
Security	Par (000)	Value
Electric (continued)
5.25%, 05/15/35	$750	$749,859
5.40%, 04/01/53(a)	925	874,996
5.70%, 10/01/37	256	259,733
5.85%, 05/15/55	250	249,313
Series A, 1.90%, 04/01/28(a)	1,165	1,093,070
Series A, 3.00%, 03/01/32	790	707,870
Series A, 4.00%, 04/01/43(a)	823	658,278
Series A, 4.05%, 05/15/48	810	636,262
Series A, 6.63%, 06/01/36	160	174,745
Series B, 3.25%, 04/01/51	722	481,931
Series B, 3.65%, 03/01/52	627	448,954
Series C, 2.63%, 03/01/31	843	757,681
DTE Energy Co.
2.85%, 10/01/26	1,000	977,881
2.95%, 03/01/30	619	570,101
4.88%, 06/01/28	1,270	1,281,416
4.95%, 07/01/27	1,205	1,214,715
5.10%, 03/01/29	2,035	2,063,131
5.20%, 04/01/30	2,345	2,385,203
5.85%, 06/01/34	1,355	1,396,569
Series C, 3.40%, 06/15/29	978	929,867
Duke Energy Carolinas LLC
2.45%, 08/15/29(a)	791	732,378
2.45%, 02/01/30	908	830,042
2.55%, 04/15/31(a)	567	504,795
2.85%, 03/15/32	715	631,837
2.95%, 12/01/26	1,206	1,183,528
3.20%, 08/15/49	1,259	824,126
3.45%, 04/15/51	810	548,265
3.55%, 03/15/52	1,012	702,322
3.70%, 12/01/47	902	655,133
3.75%, 06/01/45	759	573,818
3.88%, 03/15/46	858	650,765
3.95%, 11/15/28(a)	1,107	1,094,971
3.95%, 03/15/48	1,019	769,481
4.00%, 09/30/42	902	723,237
4.25%, 12/15/41	1,045	869,413
4.85%, 03/15/30	620	629,820
4.85%, 01/15/34(a)	785	769,932
4.95%, 01/15/33(a)	1,735	1,736,095
5.25%, 03/15/35	805	808,833
5.30%, 02/15/40	1,312	1,285,641
5.35%, 01/15/53	1,505	1,390,954
5.40%, 01/15/54	1,441	1,342,640
6.00%, 01/15/38	787	817,369
6.05%, 04/15/38	1,057	1,104,140
6.10%, 06/01/37	816	852,267
6.45%, 10/15/32	720	778,895
Series A, 6.00%, 12/01/28(a)	912	954,922
Duke Energy Corp.
2.45%, 06/01/30	1,248	1,121,160
2.55%, 06/15/31	1,414	1,240,765
2.65%, 09/01/26	1,747	1,709,246
3.15%, 08/15/27	1,242	1,210,188
3.25%, 01/15/82, (5-year CMT + 2.321%)(d)	459	437,007
3.30%, 06/15/41	1,149	836,543
3.40%, 06/15/29	1,065	1,017,451
3.50%, 06/15/51	1,133	745,737
3.75%, 09/01/46	2,280	1,639,400
3.95%, 08/15/47	811	589,970
4.20%, 06/15/49	865	652,798

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/28	$1,710	$1,705,668
4.50%, 08/15/32(a)	1,775	1,706,507
4.80%, 12/15/45	942	790,445
4.85%, 01/05/27	660	664,422
4.85%, 01/05/29	840	848,740
5.00%, 12/08/27	1,035	1,047,390
5.00%, 08/15/52	1,865	1,574,912
5.45%, 06/15/34(a)	1,270	1,281,648
5.75%, 09/15/33(a)	1,070	1,110,226
5.80%, 06/15/54	1,075	1,017,454
6.10%, 09/15/53(a)	1,120	1,110,042
6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	870	878,863
Duke Energy Florida LLC
1.75%, 06/15/30	905	789,881
2.40%, 12/15/31	1,097	954,089
2.50%, 12/01/29	1,196	1,102,194
3.00%, 12/15/51	825	506,863
3.20%, 01/15/27	1,197	1,175,857
3.40%, 10/01/46	919	640,056
3.80%, 07/15/28	1,018	1,001,976
3.85%, 11/15/42	682	529,188
4.20%, 07/15/48	697	543,852
5.65%, 04/01/40	515	518,351
5.88%, 11/15/33	1,015	1,065,361
5.95%, 11/15/52	739	736,843
6.20%, 11/15/53	960	989,744
6.35%, 09/15/37(a)	724	779,964
6.40%, 06/15/38	1,493	1,608,487
Duke Energy Indiana LLC
2.75%, 04/01/50	885	524,457
3.75%, 05/15/46	769	566,884
5.25%, 03/01/34(a)	450	451,339
5.40%, 04/01/53	815	751,978
5.90%, 05/15/55	470	465,189
6.12%, 10/15/35	544	572,112
6.35%, 08/15/38	782	836,734
6.45%, 04/01/39	594	639,909
Series UUU, 4.20%, 03/15/42	290	234,657
Series WWW, 4.90%, 07/15/43	525	465,348
Series YYY, 3.25%, 10/01/49(a)	752	491,885
Duke Energy Ohio Inc.
2.13%, 06/01/30	689	614,813
3.65%, 02/01/29	599	585,016
3.70%, 06/15/46	590	427,897
4.30%, 02/01/49(a)	1,234	959,696
5.25%, 04/01/33	620	627,602
5.55%, 03/15/54	655	613,760
5.65%, 04/01/53	595	565,167
Duke Energy Progress LLC
2.00%, 08/15/31(a)	1,270	1,086,481
2.50%, 08/15/50	1,027	578,227
2.90%, 08/15/51	727	438,445
3.40%, 04/01/32	810	740,738
3.45%, 03/15/29	1,209	1,169,606
3.60%, 09/15/47	776	552,964
3.70%, 09/01/28	866	850,811
3.70%, 10/15/46	691	506,597
4.00%, 04/01/52	650	483,049
4.10%, 05/15/42	764	620,126
4.10%, 03/15/43	809	652,568
4.15%, 12/01/44	802	637,708
Security	Par (000)	Value
Electric (continued)
4.20%, 08/15/45	$1,089	$879,854
4.35%, 03/06/27(a)	210	210,678
4.38%, 03/30/44	708	584,344
5.05%, 03/15/35	854	842,745
5.10%, 03/15/34	785	781,677
5.25%, 03/15/33	870	884,026
5.35%, 03/15/53	790	726,672
5.55%, 03/15/55(a)	880	838,357
6.30%, 04/01/38	610	649,248
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	642	560,879
2.78%, 01/07/32(a)(b)	710	605,453
3.62%, 08/01/27(b)	649	627,144
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,525	1,650,284
Edison International
4.13%, 03/15/28	1,030	990,603
5.25%, 11/15/28(a)	1,025	1,009,796
5.25%, 03/15/32	275	260,268
5.45%, 06/15/29(a)	965	952,618
5.75%, 06/15/27(a)	1,141	1,146,208
6.25%, 03/15/30(a)	810	820,416
6.95%, 11/15/29	915	949,312
EDP Finance BV, 1.71%, 01/24/28(b)	1,737	1,608,755
El Paso Electric Co.
5.00%, 12/01/44(a)	494	419,832
6.00%, 05/15/35	719	731,720
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,435,826
4.75%, 10/13/35(a)(b)	457	429,041
4.88%, 09/21/38(a)(b)	720	646,372
4.88%, 01/22/44(b)	1,826	1,554,061
4.95%, 10/13/45(a)(b)	1,474	1,258,270
5.00%, 09/21/48(a)(b)	2,019	1,714,760
5.25%, 10/13/55(a)(b)	260	213,396
5.60%, 01/27/40(a)(b)	983	946,521
5.65%, 04/22/29(a)(b)	1,200	1,239,099
5.70%, 05/23/28(b)	780	801,229
5.75%, 01/13/35(b)	900	909,083
5.95%, 04/22/34(a)(b)	1,200	1,232,125
6.00%, 04/22/64(b)	2,000	1,859,416
6.00%, 01/22/2114(a)(b)	752	711,686
6.25%, 05/23/33(a)(b)	1,145	1,206,032
6.38%, 01/13/55(b)	1,100	1,082,425
6.90%, 05/23/53(b)	1,580	1,655,256
6.95%, 01/26/39(b)	2,904	3,182,394
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	295	304,438
Emera U.S. Finance LP
2.64%, 06/15/31	740	637,182
3.55%, 06/15/26	1,340	1,322,195
4.75%, 06/15/46	2,316	1,869,032
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	280	261,118
Enel Americas SA, 4.00%, 10/25/26	944	937,625
Enel Chile SA, 4.88%, 06/12/28	1,676	1,669,254
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,655	1,104,601
Enel Finance International NV
1.63%, 07/12/26(b)	1,880	1,817,259
2.13%, 07/12/28(b)	2,110	1,956,890
2.50%, 07/12/31(a)(b)	1,611	1,394,715

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 04/06/28(b)	$1,830	$1,774,991
3.63%, 05/25/27(a)(b)	1,565	1,537,883
4.63%, 06/15/27(a)(b)	1,515	1,515,791
4.75%, 05/25/47(b)	2,555	2,097,811
4.88%, 06/14/29(a)(b)	1,290	1,300,643
5.00%, 06/15/32(b)	1,745	1,724,813
5.13%, 06/26/29(b)	1,890	1,913,432
5.50%, 06/26/34(b)	1,510	1,511,994
5.50%, 06/15/52(a)(b)	1,783	1,611,500
6.00%, 10/07/39(b)	2,272	2,289,036
6.80%, 09/15/37(b)	1,640	1,771,721
7.50%, 10/14/32(b)	1,265	1,423,513
7.75%, 10/14/52(b)	1,495	1,753,943
Engie Energia Chile SA
3.40%, 01/28/30(b)	410	373,696
6.38%, 04/17/34(b)	335	340,737
Engie SA
5.25%, 04/10/29(b)	1,025	1,042,140
5.63%, 04/10/34(a)(b)	1,050	1,060,056
5.88%, 04/10/54(b)	260	247,221
Entergy Arkansas LLC
2.65%, 06/15/51	1,165	661,327
3.35%, 06/15/52	742	481,222
4.00%, 06/01/28	610	604,881
4.20%, 04/01/49	890	687,298
4.95%, 12/15/44(a)	401	346,277
5.15%, 01/15/33	710	715,052
5.30%, 09/15/33	540	546,655
5.45%, 06/01/34	1,180	1,195,571
5.75%, 06/01/54	595	573,823
Entergy Corp.
1.90%, 06/15/28(a)	1,060	983,527
2.40%, 06/15/31	1,014	883,398
2.80%, 06/15/30	991	901,138
2.95%, 09/01/26	1,261	1,236,545
3.75%, 06/15/50	1,133	784,699
7.13%, 12/01/54, (5-year CMT + 2.670%)(d)	215	219,812
Entergy Louisiana LLC
1.60%, 12/15/30(a)	541	460,939
2.35%, 06/15/32	714	605,571
2.40%, 10/01/26(a)	714	696,301
2.90%, 03/15/51	1,088	656,000
3.05%, 06/01/31	463	422,778
3.10%, 06/15/41	605	430,450
3.12%, 09/01/27	1,186	1,152,516
3.25%, 04/01/28	784	762,393
4.00%, 03/15/33	1,399	1,298,667
4.20%, 09/01/48	1,356	1,052,433
4.20%, 04/01/50	865	665,733
4.75%, 09/15/52	850	712,498
4.95%, 01/15/45(a)	854	737,914
5.15%, 09/15/34	1,060	1,048,696
5.35%, 03/15/34	865	867,830
5.70%, 03/15/54	985	939,748
5.80%, 03/15/55	1,170	1,133,891
Entergy Mississippi LLC
2.85%, 06/01/28(a)	690	661,135
3.50%, 06/01/51	525	350,944
3.85%, 06/01/49	782	565,218
5.00%, 09/01/33	560	552,736
5.80%, 04/15/55	545	526,960
Security	Par (000)	Value
Electric (continued)
5.85%, 06/01/54	$580	$565,349
Entergy Texas Inc.
1.75%, 03/15/31	1,023	871,006
3.55%, 09/30/49	672	459,369
4.00%, 03/30/29	675	665,845
4.50%, 03/30/39	576	513,226
5.00%, 09/15/52	440	375,896
5.15%, 06/01/45	298	261,383
5.25%, 04/15/35	700	698,374
5.55%, 09/15/54	590	546,255
5.80%, 09/01/53	485	467,693
Evergy Inc.
2.90%, 09/15/29	784	730,326
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)(d)	240	237,558
Evergy Kansas Central Inc.
2.55%, 07/01/26	350	343,481
3.10%, 04/01/27	630	616,539
3.25%, 09/01/49	860	556,257
3.45%, 04/15/50	710	478,015
4.10%, 04/01/43	892	711,902
4.13%, 03/01/42	955	777,019
4.25%, 12/01/45	551	440,736
4.63%, 09/01/43	376	312,580
4.70%, 03/13/28(a)	125	125,747
5.25%, 03/15/35	490	487,356
5.70%, 03/15/53	630	600,908
5.90%, 11/15/33	485	506,706
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	105	82,822
Evergy Metro Inc.
4.20%, 06/15/47	525	413,803
4.20%, 03/15/48(a)	557	433,351
4.95%, 04/15/33	545	535,493
5.30%, 10/01/41(a)	664	626,373
5.40%, 04/01/34	515	517,423
Series 2019, 4.13%, 04/01/49	572	435,579
Series 2020, 2.25%, 06/01/30	779	694,175
Series B, 6.05%, 11/15/35	439	458,702
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	342	305,012
5.15%, 12/15/27(a)(b)	770	780,188
5.65%, 06/01/34(b)	660	665,332
Eversource Energy
2.55%, 03/15/31(a)	300	263,275
2.90%, 03/01/27(a)	992	964,322
3.38%, 03/01/32(a)	1,145	1,025,293
3.45%, 01/15/50	880	594,051
4.60%, 07/01/27	990	991,036
5.00%, 01/01/27	580	582,869
5.13%, 05/15/33	920	903,517
5.45%, 03/01/28(a)	2,005	2,049,068
5.50%, 01/01/34	1,075	1,072,265
5.85%, 04/15/31	1,140	1,187,587
5.95%, 02/01/29	1,320	1,371,519
5.95%, 07/15/34	1,070	1,101,884
Series M, 3.30%, 01/15/28	900	871,291
Series O, 4.25%, 04/01/29	1,074	1,056,842
Series R, 1.65%, 08/15/30	777	665,784
Series U, 1.40%, 08/15/26	550	528,836

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Exelon Corp.
2.75%, 03/15/27	$1,040	$1,009,243
3.35%, 03/15/32(a)	1,053	956,059
4.05%, 04/15/30(a)	2,247	2,189,652
4.10%, 03/15/52	1,240	922,244
4.45%, 04/15/46	1,087	872,888
4.70%, 04/15/50	1,083	882,807
4.95%, 06/15/35(a)	617	589,473
5.10%, 06/15/45	1,577	1,390,589
5.13%, 03/15/31	970	982,723
5.15%, 03/15/28	1,637	1,665,141
5.15%, 03/15/29	785	799,671
5.30%, 03/15/33	1,190	1,203,474
5.45%, 03/15/34	1,890	1,911,233
5.60%, 03/15/53	1,605	1,491,328
5.63%, 06/15/35	785	792,018
5.88%, 03/15/55	730	704,980
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)(d)	530	529,374
7.60%, 04/01/32	500	565,065
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,550	1,507,347
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,406	2,374,205
FirstEnergy Corp.
2.65%, 03/01/30	430	390,428
Series B, 2.25%, 09/01/30(a)	495	433,745
Series B, 3.90%, 07/15/27	2,229	2,197,093
Series C, 3.40%, 03/01/50	1,130	737,397
Series C, 4.85%, 07/15/47	1,345	1,108,857
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	890	857,700
3.60%, 06/01/29(b)	364	348,256
4.30%, 01/15/29(b)	1,336	1,314,830
5.20%, 04/01/28(b)	540	548,838
6.15%, 10/01/38(a)	405	422,829
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,109	1,048,876
4.55%, 01/15/30	620	614,303
4.55%, 04/01/49(b)	985	826,772
5.00%, 01/15/35	650	633,784
5.45%, 07/15/44(b)	960	903,897
Florida Power & Light Co.
2.45%, 02/03/32	2,767	2,410,537
2.88%, 12/04/51(a)	1,929	1,182,045
3.15%, 10/01/49	1,243	813,804
3.70%, 12/01/47	1,084	801,439
3.80%, 12/15/42	672	535,803
3.95%, 03/01/48	1,525	1,179,623
3.99%, 03/01/49	1,045	801,475
4.05%, 06/01/42	1,010	833,736
4.05%, 10/01/44	855	688,465
4.13%, 02/01/42	1,150	957,656
4.13%, 06/01/48(a)	852	675,162
4.40%, 05/15/28	1,260	1,265,798
4.63%, 05/15/30	850	855,511
4.80%, 05/15/33(a)	1,450	1,434,449
4.95%, 06/01/35(a)	560	555,014
5.00%, 08/01/34	575	569,937
5.05%, 04/01/28	1,520	1,553,524
5.10%, 04/01/33	1,080	1,090,179
5.13%, 06/01/41(a)	595	562,663
Security	Par (000)	Value
Electric (continued)
5.15%, 06/15/29	$1,235	$1,273,196
5.25%, 02/01/41	680	657,199
5.30%, 06/15/34	2,400	2,438,102
5.30%, 04/01/53	1,180	1,097,653
5.60%, 06/15/54	1,475	1,431,552
5.63%, 04/01/34	477	496,587
5.65%, 02/01/37	605	624,667
5.69%, 03/01/40(a)	770	784,322
5.70%, 03/15/55	1,425	1,402,505
5.80%, 03/15/65	1,200	1,179,874
5.95%, 10/01/33	405	427,226
5.95%, 02/01/38	965	1,017,586
5.96%, 04/01/39	745	781,385
Series A, 3.30%, 05/30/27	975	956,315
Fortis Inc./Canada, 3.06%, 10/04/26	1,700	1,665,642
Georgia Power Co.
3.25%, 03/30/27	710	697,885
4.30%, 03/15/42	1,653	1,386,297
4.30%, 03/15/43	697	577,466
4.55%, 03/15/30(a)	920	921,674
4.65%, 05/16/28	1,225	1,236,308
4.70%, 05/15/32	1,290	1,275,457
4.85%, 03/15/31(a)	850	860,722
4.95%, 05/17/33	1,608	1,595,640
5.00%, 02/23/27(a)	395	400,186
5.13%, 05/15/52(a)	1,266	1,148,916
5.20%, 03/15/35	1,135	1,129,515
5.25%, 03/15/34	1,435	1,442,697
5.40%, 06/01/40	244	243,992
Series 10-C, 4.75%, 09/01/40	1,004	914,502
Series A, 3.25%, 03/15/51	1,005	664,251
Series B, 2.65%, 09/15/29	1,243	1,156,726
Series B, 3.70%, 01/30/50	802	577,918
Great River Energy, 6.25%, 07/01/38(b)	384	396,205
Iberdrola International BV, 6.75%, 07/15/36	830	923,599
Idaho Power Co.
3.65%, 03/01/45(a)	175	126,971
5.20%, 08/15/34(a)	645	645,426
5.50%, 03/15/53	790	728,322
5.70%, 03/15/55	905	858,783
5.80%, 04/01/54	420	405,997
Series K, 4.20%, 03/01/48	800	626,419
Indiana Michigan Power Co.
3.25%, 05/01/51	705	448,604
3.85%, 05/15/28	430	422,226
4.25%, 08/15/48	775	604,160
5.63%, 04/01/53	780	741,420
6.05%, 03/15/37	675	712,055
Series K, 4.55%, 03/15/46	635	524,449
Series L, 3.75%, 07/01/47	492	358,482
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)(b)	695	538,128
4.70%, 09/01/45(b)	390	324,030
5.65%, 12/01/32(b)	635	644,984
5.70%, 04/01/54(a)(b)	1,100	1,047,110
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	190	182,154
4.75%, 01/15/51(b)	1,150	796,236
4.88%, 01/14/48(a)(b)	647	465,840
Interchile SA, 4.50%, 06/30/56(a)(b)	1,595	1,247,824

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	$234	$206,334
International Transmission Co., 4.63%, 08/15/43	210	174,775
Interstate Power & Light Co.
2.30%, 06/01/30(a)	799	715,285
3.10%, 11/30/51	425	261,628
3.50%, 09/30/49	1,045	716,674
3.60%, 04/01/29(a)	889	856,683
3.70%, 09/15/46	1,265	912,010
4.10%, 09/26/28(a)	995	981,155
4.70%, 10/15/43	372	308,613
4.95%, 09/30/34	465	449,196
5.45%, 09/30/54	200	185,212
5.60%, 06/29/35	925	930,448
5.70%, 10/15/33	555	567,002
6.25%, 07/15/39(a)	476	495,566
IPALCO Enterprises Inc.
4.25%, 05/01/30	1,105	1,048,075
5.75%, 04/01/34	845	833,817
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,423,754
7.75%, 12/15/27(b)	165	174,700
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,182	1,086,292
3.25%, 06/30/26	940	924,646
3.35%, 11/15/27	1,002	974,166
4.95%, 09/22/27(b)	1,480	1,489,449
5.30%, 07/01/43	950	851,844
5.40%, 06/01/33(b)	835	829,638
5.65%, 05/09/34(b)	600	603,909
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	585	506,076
5.10%, 01/15/35	1,140	1,115,626
6.15%, 06/01/37(a)	423	442,232
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	413	386,574
Kallpa Generacion SA
4.13%, 08/16/27(b)	710	700,690
5.88%, 01/30/32(b)	165	166,402
Kentucky Power Co., 7.00%, 11/15/33(b)	785	833,180
Kentucky Utilities Co.
3.30%, 06/01/50	800	526,734
4.38%, 10/01/45	797	646,589
5.13%, 11/01/40	1,200	1,120,173
5.45%, 04/15/33	560	571,770
Series 1, 4.65%, 11/15/43(a)	334	281,854
Liberty Utilities Co.
5.58%, 01/31/29(a)(b)	425	434,429
5.87%, 01/31/34(b)	620	623,274
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	1,368	1,185,380
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	531	527,517
Louisville Gas & Electric Co.
4.25%, 04/01/49	662	512,403
4.38%, 10/01/45	538	435,979
4.65%, 11/15/43(a)	440	367,723
5.13%, 11/15/40(a)	550	520,997
5.45%, 04/15/33	530	541,344
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	169,524
Security	Par (000)	Value
Electric (continued)
Massachusetts Electric Co.
1.73%, 11/24/30(b)	$949	$800,100
4.00%, 08/15/46(b)	620	476,332
5.87%, 02/26/54(a)(b)	735	709,107
5.90%, 11/15/39(b)	1,175	1,177,704
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	242	236,420
MidAmerican Energy Co.
2.70%, 08/01/52(a)	840	499,707
3.10%, 05/01/27	748	733,726
3.15%, 04/15/50(a)	1,105	724,735
3.65%, 04/15/29	1,880	1,833,337
3.65%, 08/01/48	1,137	826,607
3.95%, 08/01/47	1,000	762,894
4.25%, 05/01/46	601	484,448
4.25%, 07/15/49	1,307	1,032,080
4.40%, 10/15/44	743	617,269
4.80%, 09/15/43	603	536,527
5.30%, 02/01/55	800	733,521
5.35%, 01/15/34	690	706,469
5.75%, 11/01/35	490	509,050
5.80%, 10/15/36	560	585,437
5.85%, 09/15/54(a)	1,490	1,484,578
6.75%, 12/30/31	495	552,086
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	533	526,015
Minejesa Capital BV
4.63%, 08/10/30(b)	891	867,161
5.63%, 08/10/37(b)	795	738,961
Mississippi Power Co.
3.95%, 03/30/28	709	701,739
Series 12-A, 4.25%, 03/15/42	748	617,745
Series B, 3.10%, 07/30/51(a)	501	318,339
Monongahela Power Co.
3.55%, 05/15/27(a)(b)	880	862,395
5.40%, 12/15/43(b)	1,085	1,035,822
5.85%, 02/15/34(b)	990	1,013,436
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	1,502	1,418,259
3.92%, 08/01/28(b)	720	702,657
4.17%, 12/10/42(a)(b)	435	341,484
5.35%, 05/01/34(b)	1,315	1,307,485
5.64%, 03/15/40(a)(b)	351	344,755
National Grid PLC
5.42%, 01/11/34(a)	1,275	1,284,928
5.60%, 06/12/28	930	956,827
5.81%, 06/12/33	1,135	1,171,745
National Grid USA
5.80%, 04/01/35(a)	440	440,809
8.00%, 11/15/30	230	261,613
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	1,090	1,051,961
1.35%, 03/15/31	744	615,374
1.65%, 06/15/31	693	582,173
2.40%, 03/15/30	965	876,102
2.75%, 04/15/32(a)	690	602,771
3.05%, 04/25/27(a)	850	830,803
3.40%, 02/07/28(a)	871	850,241
3.70%, 03/15/29(a)	737	716,232
3.90%, 11/01/28(a)	599	587,383

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.02%, 11/01/32	$636	$596,641
4.12%, 09/16/27	1,105	1,101,506
4.15%, 12/15/32(a)	667	630,460
4.30%, 03/15/49(a)	903	733,979
4.40%, 11/01/48	635	517,080
4.75%, 02/07/28	410	414,118
4.80%, 02/05/27	650	655,073
4.80%, 03/15/28	1,120	1,133,606
4.85%, 02/07/29	1,040	1,050,993
4.95%, 02/07/30	470	476,014
5.00%, 02/07/31	640	649,524
5.00%, 08/15/34	840	827,597
5.05%, 09/15/28	730	743,665
5.10%, 05/06/27(a)	700	709,030
5.15%, 06/15/29(a)	860	878,402
5.60%, 11/13/26	710	720,887
5.80%, 01/15/33	1,085	1,133,472
7.13%, 09/15/53, (5-year CMT + 3.533%)(d)	260	268,712
Series C, 8.00%, 03/01/32	605	703,306
Nevada Power Co.
5.38%, 09/15/40(a)	407	398,994
5.45%, 05/15/41(a)	265	250,679
5.90%, 05/01/53	595	578,336
6.00%, 03/15/54	810	801,048
6.25%, 05/15/55, (5-year CMT + 1.936%)(d)	5	4,919
Series CC, 3.70%, 05/01/29	944	918,973
Series DD, 2.40%, 05/01/30	991	894,659
Series EE, 3.13%, 08/01/50(a)	440	272,995
Series N, 6.65%, 04/01/36	445	483,246
Series R, 6.75%, 07/01/37	475	518,041
New England Power Co.
2.81%, 10/06/50(b)	760	443,578
3.80%, 12/05/47(b)	935	692,694
5.94%, 11/25/52(b)	445	441,928
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	1,070	901,935
3.25%, 12/01/26(b)	417	409,340
3.30%, 09/15/49(a)(b)	601	382,547
5.30%, 08/15/34(b)	660	659,656
5.65%, 08/15/28(b)	515	528,895
5.85%, 08/15/33(b)	680	702,752
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,565	1,501,199
1.90%, 06/15/28	2,292	2,123,197
2.25%, 06/01/30	3,182	2,829,775
2.44%, 01/15/32	1,504	1,284,363
2.75%, 11/01/29	1,480	1,369,578
3.00%, 01/15/52(a)	795	480,189
3.50%, 04/01/29	795	765,507
3.55%, 05/01/27	2,285	2,244,043
3.80%, 03/15/82, (5-year CMT + 2.547%)(d)	957	907,571
4.63%, 07/15/27	1,835	1,840,437
4.80%, 12/01/77(a)(d)	536	505,238
4.85%, 02/04/28	1,040	1,051,007
4.90%, 02/28/28	2,050	2,070,746
4.90%, 03/15/29	1,790	1,807,911
5.00%, 02/28/30(a)	985	1,002,667
5.00%, 07/15/32	1,510	1,506,824
5.05%, 03/15/30(a)	1,630	1,651,775
5.05%, 02/28/33	1,660	1,650,815
5.25%, 03/15/34(a)	1,640	1,629,840
Security	Par (000)	Value
Electric (continued)
5.25%, 02/28/53(a)	$1,512	$1,351,699
5.30%, 03/15/32(a)	1,110	1,128,738
5.45%, 03/15/35	1,565	1,564,035
5.55%, 03/15/54(a)	1,250	1,156,758
5.65%, 05/01/79(d)	766	745,963
5.90%, 03/15/55	1,280	1,237,817
6.38%, 08/15/55, (5-year CMT + 2.053%)(d)	2,005	2,007,492
6.50%, 08/15/55, (5-year CMT + 1.979%)(d)	1,710	1,722,180
6.70%, 09/01/54, (5-year CMT + 2.364%)(d)	360	364,947
6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	1,205	1,232,061
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,625	1,595,986
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,096	953,365
2.76%, 01/10/32(b)	680	583,215
3.03%, 06/27/50(b)	560	335,774
4.12%, 11/28/42(a)(b)	485	385,159
4.28%, 12/15/28(b)	738	726,083
4.28%, 10/01/34(b)	616	565,065
5.29%, 01/17/34(b)	1,010	992,308
5.66%, 01/17/54(a)(b)	1,115	1,038,418
5.78%, 09/16/52(b)	1,055	1,002,378
Northern States Power Co.
5.05%, 05/15/35	1,080	1,077,140
5.65%, 05/15/55	430	416,922
Northern States Power Co./MN
2.25%, 04/01/31(a)	575	511,384
2.60%, 06/01/51	1,026	598,528
2.90%, 03/01/50(a)	1,166	730,174
3.20%, 04/01/52	812	531,734
3.40%, 08/15/42	641	478,657
3.60%, 05/15/46	569	416,501
3.60%, 09/15/47	951	691,865
4.00%, 08/15/45(a)	516	405,813
4.13%, 05/15/44	437	351,496
4.50%, 06/01/52	905	744,136
4.85%, 08/15/40	371	338,759
5.10%, 05/15/53	895	804,874
5.25%, 07/15/35(a)	280	280,907
5.35%, 11/01/39	500	495,612
5.40%, 03/15/54	1,030	968,243
6.20%, 07/01/37(a)	549	590,813
6.25%, 06/01/36	525	567,644
Northern States Power Co./WI, 5.65%, 06/15/54	465	453,010
NorthWestern Corp.
4.18%, 11/15/44	685	535,945
5.07%, 03/21/30(a)(b)	65	65,684
NRG Energy Inc.
2.45%, 12/02/27(b)	1,683	1,583,315
4.45%, 06/15/29(a)(b)	848	825,278
7.00%, 03/15/33(b)	1,205	1,299,701
NSTAR Electric Co.
1.95%, 08/15/31(a)	387	329,097
2.70%, 06/01/26(a)	300	294,208
3.10%, 06/01/51(a)	715	458,176
3.20%, 05/15/27	1,044	1,022,435
3.25%, 05/15/29	855	815,514
3.95%, 04/01/30	785	762,044
4.40%, 03/01/44(a)	480	396,721
4.55%, 06/01/52(a)	694	563,234
4.85%, 03/01/30	780	784,548

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 09/15/52	$590	$514,236
5.20%, 03/01/35	760	752,265
5.40%, 06/01/34	870	877,137
5.50%, 03/15/40	515	509,588
OGE Energy Corp., 5.45%, 05/15/29	760	782,633
Oglethorpe Power Corp.
3.75%, 08/01/50	750	512,009
4.20%, 12/01/42(a)	590	455,944
4.25%, 04/01/46(a)	388	292,832
4.50%, 04/01/47	1,055	837,875
4.55%, 06/01/44(a)	180	144,373
5.05%, 10/01/48(a)	749	645,910
5.25%, 09/01/50	540	465,088
5.38%, 11/01/40	1,195	1,133,497
5.80%, 06/01/54(a)	670	632,280
5.90%, 02/01/55(a)	485	467,302
5.95%, 11/01/39	671	673,638
6.19%, 01/01/31(a)(b)	386	405,449
6.20%, 12/01/53	650	642,578
Ohio Edison Co.
4.95%, 12/15/29(b)	410	413,280
5.50%, 01/15/33(b)	50	50,385
6.88%, 07/15/36	525	583,475
8.25%, 10/15/38(a)	370	455,892
Ohio Power Co.
4.00%, 06/01/49	800	582,733
4.15%, 04/01/48	605	455,486
5.00%, 06/01/33	615	601,999
5.65%, 06/01/34	605	610,506
Series D, 6.60%, 03/01/33	450	484,983
Series F, 5.85%, 10/01/35(a)	395	402,923
Series G, 6.60%, 02/15/33(a)	430	465,945
Series P, 2.60%, 04/01/30	500	455,426
Series Q, 1.63%, 01/15/31(a)	622	520,934
Series R, 2.90%, 10/01/51	945	555,487
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	646	606,378
3.30%, 03/15/30(a)	549	516,628
3.80%, 08/15/28	646	635,104
3.85%, 08/15/47(a)	615	454,325
3.90%, 05/01/43(a)	275	210,618
4.00%, 12/15/44	565	437,418
4.15%, 04/01/47(a)	885	682,050
4.55%, 03/15/44	335	277,398
5.25%, 05/15/41(a)	195	178,412
5.40%, 01/15/33	755	769,976
5.60%, 04/01/53(a)	1,205	1,144,810
5.80%, 04/01/55(a)	910	885,422
5.85%, 06/01/40(a)	250	251,649
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	1,025	584,182
2.75%, 05/15/30	1,490	1,367,577
3.10%, 09/15/49	1,079	687,037
3.70%, 11/15/28(a)	805	787,764
3.70%, 05/15/50	682	482,086
3.75%, 04/01/45	890	667,916
3.80%, 09/30/47	550	404,099
3.80%, 06/01/49	870	631,607
4.10%, 11/15/48	843	644,714
4.15%, 06/01/32	675	640,356
4.30%, 05/15/28	205	205,089
Security	Par (000)	Value
Electric (continued)
4.50%, 03/20/27(b)	$725	$726,377
4.55%, 09/15/32(a)	945	921,256
4.55%, 12/01/41	695	596,324
4.60%, 06/01/52	735	597,935
4.65%, 11/01/29	905	909,201
4.95%, 09/15/52	1,370	1,182,769
5.25%, 09/30/40	715	684,086
5.30%, 06/01/42	690	645,647
5.35%, 04/01/35(b)	945	946,640
5.35%, 10/01/52(a)	517	471,774
5.55%, 06/15/54	1,175	1,107,911
5.65%, 11/15/33	860	891,541
5.80%, 04/01/55(b)	1,345	1,305,975
7.00%, 05/01/32	625	694,070
7.25%, 01/15/33	755	853,807
7.50%, 09/01/38	505	597,459
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,370	1,292,686
2.50%, 02/01/31	3,112	2,675,412
3.00%, 06/15/28	1,255	1,183,335
3.25%, 06/01/31	1,575	1,397,009
3.30%, 03/15/27	785	764,710
3.30%, 12/01/27	2,080	1,999,731
3.30%, 08/01/40	1,666	1,187,290
3.50%, 08/01/50	2,977	1,884,978
3.75%, 07/01/28	1,703	1,638,724
3.75%, 08/15/42	799	563,318
3.95%, 12/01/47(a)	1,371	948,166
4.00%, 12/01/46	1,023	715,286
4.20%, 03/01/29(a)	750	728,815
4.20%, 06/01/41	770	583,459
4.25%, 03/15/46(a)	1,030	750,190
4.30%, 03/15/45	1,004	747,534
4.40%, 03/01/32	660	613,156
4.45%, 04/15/42	746	580,445
4.50%, 07/01/40	3,143	2,574,868
4.50%, 12/15/41(a)	503	388,614
4.55%, 07/01/30	4,702	4,553,134
4.60%, 06/15/43	675	529,504
4.65%, 08/01/28	920	909,330
4.75%, 02/15/44(a)	1,792	1,428,850
4.95%, 07/01/50	4,861	3,856,687
5.25%, 03/01/52	950	773,446
5.45%, 06/15/27	1,010	1,020,014
5.55%, 05/15/29	1,980	2,005,560
5.70%, 03/01/35	1,405	1,381,432
5.80%, 05/15/34(a)	1,510	1,492,379
5.90%, 06/15/32	971	977,032
5.90%, 10/01/54	660	591,102
6.10%, 01/15/29	1,210	1,250,099
6.15%, 01/15/33	1,450	1,474,513
6.15%, 03/01/55	855	791,954
6.40%, 06/15/33	1,520	1,563,944
6.70%, 04/01/53	930	921,013
6.75%, 01/15/53	2,060	2,051,321
6.95%, 03/15/34	1,505	1,598,898
PacifiCorp
2.70%, 09/15/30	747	670,939
2.90%, 06/15/52	1,970	1,128,982
3.30%, 03/15/51	992	626,276
3.50%, 06/15/29	890	851,779

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 02/01/42	$505	$394,149
4.13%, 01/15/49	997	735,218
4.15%, 02/15/50	897	661,969
5.10%, 02/15/29	870	882,504
5.25%, 06/15/35(a)	495	486,550
5.30%, 02/15/31(a)	1,060	1,077,433
5.35%, 12/01/53	1,885	1,654,299
5.45%, 02/15/34(a)	1,840	1,836,956
5.50%, 05/15/54(a)	1,655	1,489,233
5.75%, 04/01/37	1,042	1,039,523
5.80%, 01/15/55	2,340	2,187,792
6.00%, 01/15/39	951	958,223
6.10%, 08/01/36(a)	569	584,415
6.25%, 10/15/37	881	910,669
6.35%, 07/15/38	504	523,772
7.38%, 09/15/55, (5-year CMT + 3.319%)(d)	310	315,403
7.70%, 11/15/31	372	425,251
Palomino Funding Trust I, 7.23%, 05/17/28(b)	1,020	1,072,991
PECO Energy Co.
2.80%, 06/15/50(a)	568	344,078
2.85%, 09/15/51	605	367,572
3.00%, 09/15/49	644	410,137
3.05%, 03/15/51	570	356,289
3.70%, 09/15/47	595	434,638
3.90%, 03/01/48	1,015	767,845
4.15%, 10/01/44	480	387,979
4.38%, 08/15/52	630	507,031
4.60%, 05/15/52	545	451,487
4.80%, 10/15/43(a)	465	407,436
4.90%, 06/15/33	645	645,020
5.25%, 09/15/54	980	902,173
5.95%, 10/01/36	285	298,781
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	401	403,824
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	982	894,900
3.38%, 02/05/30(b)	380	354,529
3.88%, 07/17/29(a)(b)	990	949,565
4.00%, 06/30/50(b)	1,595	1,091,828
4.13%, 05/15/27(a)(b)	2,992	2,952,981
4.38%, 02/05/50(b)	810	596,480
4.88%, 07/17/49(b)	1,353	1,071,697
5.25%, 10/24/42(a)(b)	1,623	1,407,273
5.25%, 05/15/47(b)	740	627,200
5.38%, 01/25/29(a)(b)	925	937,135
5.45%, 05/21/28(b)	1,645	1,667,861
6.15%, 05/21/48(a)(b)	1,605	1,528,427
6.25%, 01/25/49(b)	859	828,458
Pinnacle West Capital Corp.
4.90%, 05/15/28	785	791,016
5.15%, 05/15/30	320	323,655
Potomac Electric Power Co.
4.15%, 03/15/43	1,033	834,672
5.20%, 03/15/34(a)	720	719,166
5.50%, 03/15/54	425	402,040
6.50%, 11/15/37	753	827,585
7.90%, 12/15/38(a)	335	409,939
PPL Capital Funding Inc.
4.13%, 04/15/30	584	569,093
5.25%, 09/01/34	700	692,981
Security	Par (000)	Value
Electric (continued)
PPL Electric Utilities Corp.
3.00%, 10/01/49	$624	$399,511
3.95%, 06/01/47	757	580,221
4.13%, 06/15/44(a)	530	431,312
4.15%, 10/01/45(a)	621	504,418
4.15%, 06/15/48	634	501,419
4.75%, 07/15/43	310	275,172
4.85%, 02/15/34	820	808,792
5.00%, 05/15/33	1,015	1,015,191
5.20%, 07/15/41	210	196,699
5.25%, 05/15/53	1,445	1,343,680
6.25%, 05/15/39(a)	435	470,331
Progress Energy Inc.
6.00%, 12/01/39	959	980,678
7.00%, 10/30/31	660	731,855
7.75%, 03/01/31	1,024	1,167,660
PSEG Power LLC, 5.20%, 05/15/30(b)	5	5,048
Public Service Co. of Colorado
1.88%, 06/15/31	835	706,988
3.55%, 06/15/46(a)	415	286,536
3.60%, 09/15/42	698	526,191
3.70%, 06/15/28	238	233,952
3.80%, 06/15/47	1,093	792,333
3.95%, 03/15/43	380	288,389
4.05%, 09/15/49	575	427,313
4.10%, 06/01/32(a)	530	500,684
4.10%, 06/15/48	805	611,667
4.30%, 03/15/44	596	480,601
4.50%, 06/01/52	695	550,514
4.75%, 08/15/41(a)	260	221,692
5.25%, 04/01/53	1,280	1,136,057
5.35%, 05/15/34	1,510	1,503,790
5.75%, 05/15/54	985	940,089
5.85%, 05/15/55	1,105	1,066,801
6.50%, 08/01/38	485	521,235
Series 17, 6.25%, 09/01/37	566	598,316
Series 34, 3.20%, 03/01/50	842	544,673
Series 35, 1.90%, 01/15/31	762	653,192
Series 36, 2.70%, 01/15/51	925	533,255
Public Service Co. of New Hampshire
3.60%, 07/01/49	640	450,443
5.15%, 01/15/53	525	469,259
5.35%, 10/01/33	1,070	1,088,127
Series V, 2.20%, 06/15/31(a)	553	480,800
Public Service Co. of Oklahoma
5.20%, 01/15/35	785	767,172
5.25%, 01/15/33	810	807,078
Series G, 6.63%, 11/15/37	405	430,685
Series J, 2.20%, 08/15/31	905	769,696
Series K, 3.15%, 08/15/51	535	328,381
Public Service Electric & Gas Co.
1.90%, 08/15/31(a)	880	752,081
2.05%, 08/01/50	776	398,470
2.25%, 09/15/26	690	672,848
2.45%, 01/15/30	805	736,124
2.70%, 05/01/50	685	411,951
3.00%, 05/15/27(a)	1,080	1,055,775
3.00%, 03/01/51	629	398,088
3.10%, 03/15/32	1,175	1,058,958
3.15%, 01/01/50	460	302,842
3.20%, 05/15/29(a)	485	464,992

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.20%, 08/01/49	$666	$444,175
3.60%, 12/01/47	694	502,046
3.65%, 09/01/28(a)	792	775,379
3.65%, 09/01/42	585	450,291
3.70%, 05/01/28(a)	221	217,791
3.80%, 01/01/43	540	423,090
3.80%, 03/01/46	975	739,158
3.85%, 05/01/49	624	469,660
3.95%, 05/01/42	685	549,812
4.05%, 05/01/48	720	558,758
4.15%, 11/01/45(a)	450	360,058
4.65%, 03/15/33	965	947,918
4.85%, 08/01/34	855	841,634
4.90%, 12/15/32	716	721,433
5.05%, 03/01/35	380	378,452
5.13%, 03/15/53(a)	535	487,725
5.20%, 08/01/33	330	333,973
5.20%, 03/01/34	790	798,757
5.30%, 08/01/54(a)	800	743,891
5.38%, 11/01/39	400	396,514
5.45%, 08/01/53	635	603,155
5.45%, 03/01/54(a)	770	731,946
5.50%, 03/01/40	580	578,659
5.70%, 12/01/36	200	205,005
5.80%, 05/01/37	425	442,963
Series D, 5.25%, 07/01/35(a)	40	38,954
Series I, 4.00%, 06/01/44(a)	450	349,997
Series K, 4.05%, 05/01/45(a)	460	358,420
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	985	945,238
Public Service Enterprise Group Inc.
1.60%, 08/15/30	1,012	864,303
2.45%, 11/15/31	1,360	1,175,082
4.90%, 03/15/30	585	588,986
5.20%, 04/01/29	690	704,785
5.40%, 03/15/35(a)	540	537,687
5.45%, 04/01/34(a)	885	892,769
5.85%, 11/15/27	1,120	1,154,452
5.88%, 10/15/28	1,025	1,066,118
6.13%, 10/15/33	680	712,825
Puget Energy Inc.
2.38%, 06/15/28(a)	1,140	1,069,449
4.10%, 06/15/30	975	928,470
4.22%, 03/15/32	800	737,162
5.73%, 03/15/35(b)	635	628,722
Puget Sound Energy Inc.
2.89%, 09/15/51	525	314,490
3.25%, 09/15/49	895	580,200
4.22%, 06/15/48	835	650,654
4.30%, 05/20/45	857	692,507
4.43%, 11/15/41	629	516,651
5.33%, 06/15/34	455	456,187
5.45%, 06/01/53	530	490,104
5.48%, 06/01/35	425	422,087
5.64%, 04/15/41	275	267,413
5.69%, 06/15/54	1,050	1,002,633
5.76%, 10/01/39	595	600,525
5.76%, 07/15/40(a)	635	623,073
5.80%, 03/15/40	510	512,402
6.27%, 03/15/37	465	493,427
6.72%, 06/15/36	235	255,502
Security	Par (000)	Value
Electric (continued)
7.02%, 12/01/27(a)	$380	$400,295
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	1,009	984,313
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	225	230,436
RWE Finance U.S. LLC
5.88%, 04/16/34(b)	1,305	1,325,163
6.25%, 04/16/54(a)(b)	1,420	1,372,214
San Diego Gas & Electric Co.
3.70%, 03/15/52	975	677,149
3.95%, 11/15/41	832	646,509
4.15%, 05/15/48	744	565,078
4.30%, 04/01/42	456	363,139
4.50%, 08/15/40	1,319	1,151,899
4.95%, 08/15/28	1,310	1,332,577
5.35%, 05/15/35(a)	425	420,884
5.35%, 05/15/40(a)	300	291,202
5.35%, 04/01/53	1,215	1,098,951
5.40%, 04/15/35	865	867,561
5.55%, 04/15/54	910	844,339
6.00%, 06/01/26(a)	392	397,242
6.00%, 06/01/39	425	438,221
Series FFF, 6.13%, 09/15/37(a)	450	464,971
Series RRR, 3.75%, 06/01/47	782	562,170
Series TTT, 4.10%, 06/15/49	675	502,129
Series UUU, 3.32%, 04/15/50	792	514,854
Series VVV, 1.70%, 10/01/30	1,183	1,015,906
Series WWW, 2.95%, 08/15/51	1,525	928,912
Series XXX, 3.00%, 03/15/32	860	756,826
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,155	1,071,232
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,816	1,759,384
Sempra
3.25%, 06/15/27	1,704	1,659,081
3.40%, 02/01/28	1,307	1,270,623
3.70%, 04/01/29(a)	1,178	1,137,848
3.80%, 02/01/38	1,608	1,300,819
4.00%, 02/01/48	1,400	1,009,752
4.13%, 04/01/52, (5-year CMT + 2.868%)(d)	1,760	1,661,419
5.40%, 08/01/26	625	630,067
5.50%, 08/01/33(a)	1,005	1,010,658
6.00%, 10/15/39	1,189	1,180,321
6.40%, 10/01/54, (5-year CMT + 2.632%)(d)	1,290	1,209,801
6.55%, 04/01/55, (5-year CMT + 2.138%)(a)(d)	980	916,957
6.63%, 04/01/55, (5-year CMT + 2.354%)(d)	590	555,172
6.88%, 10/01/54, (5-year CMT + 2.789%)(d)	490	477,731
Sierra Pacific Power Co.
5.90%, 03/15/54	625	606,918
Series P, 6.75%, 07/01/37	365	396,861
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	260	237,750
Solar Star Funding LLC, 5.38%, 06/30/35(b)	859	868,727
Southern California Edison Co.
2.25%, 06/01/30	1,083	943,345
2.75%, 02/01/32	802	675,986
2.85%, 08/01/29(a)	821	754,828
3.45%, 02/01/52	1,055	650,607
3.65%, 02/01/50	1,822	1,180,229
3.90%, 12/01/41	470	339,708
4.00%, 04/01/47(a)	2,953	2,072,189

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.05%, 03/15/42	$1,355	$1,001,415
4.40%, 09/06/26	225	224,067
4.50%, 09/01/40	882	716,315
4.65%, 10/01/43	1,276	1,012,144
4.88%, 02/01/27	875	876,681
4.90%, 06/01/26	680	680,160
5.15%, 06/01/29	910	915,839
5.20%, 06/01/34	1,140	1,091,778
5.25%, 03/15/30	1,345	1,351,975
5.30%, 03/01/28	1,210	1,222,850
5.45%, 06/01/31	1,320	1,329,429
5.45%, 03/01/35(a)	1,050	1,015,788
5.50%, 03/15/40	724	660,006
5.63%, 02/01/36(a)	488	474,957
5.65%, 10/01/28	705	719,020
5.70%, 03/01/53	760	663,720
5.75%, 04/15/54	685	601,735
5.85%, 11/01/27	1,175	1,201,803
5.88%, 12/01/53	1,030	920,983
5.90%, 03/01/55(a)	960	862,018
5.95%, 11/01/32	1,405	1,426,838
6.00%, 01/15/34	787	797,900
6.05%, 03/15/39(a)	775	766,815
6.20%, 09/15/55(a)	1,020	951,388
6.65%, 04/01/29	975	1,014,219
Series 04-G, 5.75%, 04/01/35	760	768,094
Series 05-B, 5.55%, 01/15/36(a)	305	295,591
Series 05-E, 5.35%, 07/15/35(a)	757	725,825
Series 06-E, 5.55%, 01/15/37	620	592,062
Series 08-A, 5.95%, 02/01/38	925	903,299
Series 13-A, 3.90%, 03/15/43	625	451,777
Series 20A, 2.95%, 02/01/51	1,415	799,502
Series A, 4.20%, 03/01/29	888	864,806
Series B, 3.65%, 03/01/28	685	663,899
Series B, 4.88%, 03/01/49	997	781,802
Series C, 3.60%, 02/01/45	569	381,142
Series C, 4.13%, 03/01/48	2,025	1,431,785
Series D, 4.70%, 06/01/27	1,180	1,177,270
Series E, 5.45%, 06/01/52	586	492,271
Series G, 2.50%, 06/01/31(a)	751	643,277
Series H, 3.65%, 06/01/51	825	527,007
Southern Co. (The)
3.25%, 07/01/26	2,297	2,269,534
4.25%, 07/01/36	784	706,208
4.40%, 07/01/46	3,195	2,579,992
4.85%, 06/15/28	1,545	1,564,406
4.85%, 03/15/35	1,120	1,077,861
5.11%, 08/01/27	1,095	1,108,614
5.20%, 06/15/33	1,450	1,448,114
5.50%, 03/15/29(a)	1,480	1,532,863
5.70%, 10/15/32	900	932,160
5.70%, 03/15/34(a)	1,865	1,919,647
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(d)	750	762,237
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(d)	1,440	1,407,309
Series 21-B, 1.75%, 03/15/28	617	573,988
Series A, 3.70%, 04/30/30	1,870	1,789,240
Southern Power Co.
5.15%, 09/15/41	878	801,931
5.25%, 07/15/43	481	437,759
Security	Par (000)	Value
Electric (continued)
Series F, 4.95%, 12/15/46	$658	$559,833
Southwestern Electric Power Co.
3.25%, 11/01/51	1,100	679,779
5.30%, 04/01/33	730	721,856
6.20%, 03/15/40	510	523,855
Series J, 3.90%, 04/01/45	644	472,341
Series K, 2.75%, 10/01/26(a)	731	712,800
Series L, 3.85%, 02/01/48(a)	719	507,218
Series M, 4.10%, 09/15/28(a)	1,143	1,123,869
Southwestern Public Service Co.
3.40%, 08/15/46	620	417,868
3.70%, 08/15/47	682	485,278
3.75%, 06/15/49	537	377,431
4.50%, 08/15/41	770	649,543
5.30%, 05/15/35	725	711,907
6.00%, 10/01/36(a)	406	414,649
6.00%, 06/01/54	889	871,075
Series 6, 4.40%, 11/15/48	558	435,863
Series 8, 3.15%, 05/01/50	935	589,069
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	1,016	982,632
4.63%, 11/21/29(b)	295	298,659
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	585	568,068
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	865	800,936
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	135,930
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	930	891,690
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	4,035	3,981,453
4.00%, 05/04/47(a)(b)	707	595,441
4.25%, 05/02/28(a)(b)	905	905,594
System Energy Resources Inc.
5.30%, 12/15/34	875	856,741
6.00%, 04/15/28	370	383,740
Tampa Electric Co.
2.40%, 03/15/31	871	769,572
3.45%, 03/15/51	699	465,218
3.63%, 06/15/50	660	457,882
4.10%, 06/15/42	435	354,384
4.20%, 05/15/45	510	396,221
4.30%, 06/15/48	327	256,382
4.35%, 05/15/44	437	357,239
4.45%, 06/15/49(a)	653	520,993
4.90%, 03/01/29(a)	910	924,834
5.00%, 07/15/52	431	372,660
5.15%, 03/01/35(a)	730	720,177
6.15%, 05/15/37	360	372,066
6.55%, 05/15/36	330	351,247
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	900	889,462
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	623	577,554
Toledo Edison Co. (The), 6.15%, 05/15/37	447	476,075
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(a)(b)	1,205	1,214,290
Transelec SA, 3.88%, 01/12/29(b)	100	95,892

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	$400	$314,653
6.00%, 06/15/40(a)(b)	912	906,519
Tucson Electric Power Co.
1.50%, 08/01/30	1,017	865,400
3.25%, 05/15/32	600	535,734
3.25%, 05/01/51	471	299,486
4.00%, 06/15/50	1,022	747,000
4.85%, 12/01/48	546	463,322
5.20%, 09/15/34	445	439,240
5.50%, 04/15/53	730	674,806
5.90%, 04/15/55(a)	600	585,709
Union Electric Co.
2.15%, 03/15/32(a)	940	796,607
2.63%, 03/15/51	945	543,535
2.95%, 06/15/27	876	853,500
2.95%, 03/15/30(a)	710	663,453
3.25%, 10/01/49	545	363,258
3.50%, 03/15/29	831	803,643
3.65%, 04/15/45	877	644,778
3.90%, 09/15/42	580	461,080
3.90%, 04/01/52	850	627,251
4.00%, 04/01/48	602	456,556
5.13%, 03/15/55(a)	590	526,002
5.20%, 04/01/34	840	839,684
5.25%, 04/15/35	810	811,884
5.25%, 01/15/54	645	582,254
5.30%, 08/01/37	435	432,275
5.45%, 03/15/53	785	734,670
8.45%, 03/15/39	500	625,874
Virginia Electric & Power Co.
2.30%, 11/15/31	825	712,631
2.40%, 03/30/32(a)	895	763,223
2.45%, 12/15/50	1,469	798,334
2.95%, 11/15/51	1,415	855,110
3.30%, 12/01/49	882	574,049
4.00%, 01/15/43	840	658,640
4.45%, 02/15/44	960	795,045
4.60%, 12/01/48	905	742,809
5.00%, 04/01/33	1,200	1,192,864
5.00%, 01/15/34	750	735,058
5.05%, 08/15/34	965	948,228
5.15%, 03/15/35	1,020	1,003,130
5.30%, 08/15/33	700	701,300
5.35%, 01/15/54	785	712,369
5.45%, 04/01/53	1,160	1,071,017
5.55%, 08/15/54	955	892,496
5.65%, 03/15/55(a)	950	904,461
5.70%, 08/15/53(a)	965	919,377
6.35%, 11/30/37	717	759,023
8.88%, 11/15/38	983	1,272,260
Series A, 2.88%, 07/15/29	1,010	950,645
Series A, 3.50%, 03/15/27	1,135	1,121,188
Series A, 3.80%, 04/01/28	1,253	1,236,887
Series A, 6.00%, 05/15/37	950	979,492
Series B, 2.95%, 11/15/26	667	652,434
Series B, 3.75%, 05/15/27	963	952,688
Series B, 3.80%, 09/15/47	1,187	863,945
Series B, 4.20%, 05/15/45	550	435,160
Series B, 6.00%, 01/15/36	729	757,327
Security	Par (000)	Value
Electric (continued)
Series C, 4.00%, 11/15/46	$748	$565,894
Series C, 4.63%, 05/15/52	1,010	821,312
Series D, 4.65%, 08/15/43	955	819,948
Vistra Operations Co. LLC
3.70%, 01/30/27(a)(b)	1,351	1,325,722
4.30%, 07/15/29(b)	1,344	1,309,747
5.05%, 12/30/26(b)	150	150,391
5.70%, 12/30/34(b)	1,150	1,145,615
6.00%, 04/15/34(b)	565	573,004
6.95%, 10/15/33(b)	1,705	1,837,692
WEC Energy Group Inc.
1.38%, 10/15/27	949	882,724
1.80%, 10/15/30	316	273,787
2.20%, 12/15/28(a)	715	660,088
4.75%, 01/15/28(a)	875	883,169
5.15%, 10/01/27	635	643,578
5.60%, 09/12/26	243	245,499
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	475	441,554
3.65%, 12/15/42(a)	335	251,204
4.25%, 06/01/44	455	361,996
4.30%, 12/15/45(a)	245	195,116
4.30%, 10/15/48(a)	630	502,545
4.60%, 10/01/34(a)	620	602,769
4.75%, 09/30/32	795	795,128
5.00%, 05/15/29	495	504,878
5.05%, 10/01/54(a)	620	542,683
5.63%, 05/15/33	362	380,374
5.70%, 12/01/36	520	539,971
Wisconsin Power and Light Co.
1.95%, 09/16/31	640	538,845
3.00%, 07/01/29	512	481,511
3.05%, 10/15/27	855	827,216
3.65%, 04/01/50	475	330,229
3.95%, 09/01/32	1,020	950,004
4.10%, 10/15/44(a)	275	210,457
4.95%, 04/01/33	785	777,128
5.38%, 03/30/34	570	570,948
6.38%, 08/15/37	485	515,843
7.60%, 10/01/38	395	461,550
Wisconsin Public Service Corp.
2.85%, 12/01/51	1,100	655,798
3.30%, 09/01/49	670	444,679
3.67%, 12/01/42	597	453,871
4.55%, 12/01/29	425	428,261
4.75%, 11/01/44	849	738,361
Xcel Energy Inc.
1.75%, 03/15/27	895	851,125
2.35%, 11/15/31	420	358,691
2.60%, 12/01/29	920	841,858
3.35%, 12/01/26	822	806,901
3.40%, 06/01/30	1,145	1,075,328
3.50%, 12/01/49	640	424,542
4.00%, 06/15/28(a)	914	900,123
4.60%, 06/01/32	1,025	983,668
4.75%, 03/21/28(a)	425	427,152
4.80%, 09/15/41(a)	513	435,526
5.45%, 08/15/33	1,345	1,348,448
5.50%, 03/15/34	1,410	1,406,268
5.60%, 04/15/35	740	739,922

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.50%, 07/01/36	$465	$487,149
		1,199,550,107
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	819	709,706
Emerson Electric Co.
0.88%, 10/15/26	1,261	1,203,475
1.80%, 10/15/27	949	899,050
1.95%, 10/15/30	1,140	1,004,455
2.00%, 12/21/28(a)	1,370	1,268,123
2.20%, 12/21/31	1,280	1,111,924
2.75%, 10/15/50	836	510,103
2.80%, 12/21/51	1,550	940,076
5.00%, 03/15/35(a)	620	623,090
5.25%, 11/15/39	535	532,656
6.00%, 08/15/32	465	496,945
6.13%, 04/15/39(a)	230	246,826
Molex Electronic Technologies LLC
4.75%, 04/30/28(b)	720	720,888
5.25%, 04/30/32(b)	600	599,649
		10,866,966
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,103	1,049,894
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	875	852,304
5.41%, 07/01/32(a)	674	683,681
5.60%, 05/29/34	605	609,708
Amphenol Corp.
2.20%, 09/15/31	1,160	1,005,242
2.80%, 02/15/30(a)	1,617	1,503,232
4.35%, 06/01/29	935	933,219
5.00%, 01/15/35	1,550	1,537,512
5.05%, 04/05/27	940	952,627
5.05%, 04/05/29(a)	1,005	1,027,399
5.25%, 04/05/34	835	844,869
5.38%, 11/15/54(a)	805	767,854
Arrow Electronics Inc.
2.95%, 02/15/32	976	836,507
3.88%, 01/12/28(a)	1,150	1,125,543
5.15%, 08/21/29(a)	1,025	1,035,640
5.88%, 04/10/34(a)	790	798,997
Avnet Inc.
3.00%, 05/15/31	650	574,040
5.50%, 06/01/32	535	526,500
6.25%, 03/15/28	940	970,731
Flex Ltd.
4.88%, 06/15/29	1,388	1,382,612
4.88%, 05/12/30(a)	1,324	1,314,463
5.25%, 01/15/32	750	746,019
6.00%, 01/15/28(a)	960	985,245
Fortive Corp.
3.15%, 06/15/26	1,527	1,503,475
4.30%, 06/15/46(a)	956	755,945
Honeywell International Inc.
1.10%, 03/01/27	1,580	1,494,442
1.75%, 09/01/31	2,315	1,947,594
1.95%, 06/01/30	1,600	1,416,402
2.50%, 11/01/26(a)	2,331	2,270,259
2.70%, 08/15/29	1,300	1,214,145
2.80%, 06/01/50	1,344	825,033
3.81%, 11/21/47	815	612,509
Security	Par (000)	Value
Electronics (continued)
4.25%, 01/15/29	$1,280	$1,274,422
4.50%, 01/15/34	1,040	1,000,347
4.65%, 07/30/27	1,835	1,844,747
4.70%, 02/01/30	1,650	1,663,972
4.75%, 02/01/32	895	891,735
4.88%, 09/01/29	995	1,013,457
4.95%, 02/15/28(a)	1,215	1,235,652
4.95%, 09/01/31(a)	890	905,132
5.00%, 02/15/33	1,865	1,868,747
5.00%, 03/01/35	2,100	2,083,321
5.25%, 03/01/54	2,485	2,297,943
5.35%, 03/01/64	1,005	918,356
5.38%, 03/01/41	632	614,313
5.70%, 03/15/36	840	867,258
5.70%, 03/15/37	760	782,035
Hubbell Inc.
2.30%, 03/15/31	502	437,755
3.15%, 08/15/27	765	742,180
3.50%, 02/15/28	773	753,006
Jabil Inc.
3.00%, 01/15/31	847	760,426
3.60%, 01/15/30(a)	982	923,670
3.95%, 01/12/28	1,070	1,052,285
4.25%, 05/15/27	1,225	1,214,287
5.45%, 02/01/29	865	878,557
Keysight Technologies Inc.
3.00%, 10/30/29(a)	1,295	1,204,724
4.60%, 04/06/27	1,252	1,254,106
4.95%, 10/15/34(a)	475	463,132
5.35%, 07/30/30	650	663,254
TD SYNNEX Corp.
1.75%, 08/09/26	1,155	1,111,498
2.38%, 08/09/28(a)	1,263	1,171,721
2.65%, 08/09/31	1,094	927,826
6.10%, 04/12/34	650	667,048
Trimble Inc.
4.90%, 06/15/28	1,291	1,302,672
6.10%, 03/15/33	745	777,706
Tyco Electronics Group SA
2.50%, 02/04/32	1,040	894,106
3.13%, 08/15/27	1,151	1,119,731
4.50%, 02/09/31	500	493,169
4.63%, 02/01/30	760	762,591
5.00%, 05/09/35	385	376,308
7.13%, 10/01/37	820	934,965
Vontier Corp.
2.40%, 04/01/28	871	816,528
2.95%, 04/01/31	1,282	1,129,037
		76,197,367
Energy - Alternate Sources — 0.0%
Continental Wind LLC, 6.00%, 02/28/33(b)	51	52,606
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	623	510,112
		562,718
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	740	539,016
5.13%, 08/11/61(a)(b)	2,557	1,729,171
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	325	247,946

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	$920	$963,517
Jacobs Engineering Group Inc.
5.90%, 03/01/33	860	882,379
6.35%, 08/18/28	1,300	1,358,079
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	384,065
MasTec Inc.
4.50%, 08/15/28(b)	1,125	1,104,495
5.90%, 06/15/29	775	795,216
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	879	832,853
4.25%, 10/31/26(b)	1,445	1,412,488
5.50%, 10/31/46(b)	1,352	1,086,173
5.50%, 07/31/47(b)	2,891	2,305,572
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)(b)	1,675	1,603,672
6.00%, 11/25/29(b)	155	157,395
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	250	245,727
3.75%, 05/05/32(b)	150	141,689
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	148,249
Vinci SA, 3.75%, 04/10/29(a)(b)	1,880	1,848,339
		17,786,041
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	335	342,930
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	615	541,903
Warnermedia Holdings Inc.
3.76%, 03/15/27	5,755	5,578,734
4.05%, 03/15/29(a)	2,390	2,225,575
4.28%, 03/15/32	7,215	6,122,427
5.05%, 03/15/42	6,218	4,472,779
5.14%, 03/15/52	10,875	7,049,807
5.39%, 03/15/62(a)	4,570	2,941,856
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	620	555,341
3.75%, 12/01/29(a)(b)	215	199,852
3.88%, 07/15/30(b)	870	804,372
		30,835,576
Environmental Control — 0.4%
GFL Environmental Inc., 3.50%, 09/01/28(b)	175	166,698
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	405	307,598
Republic Services Inc.
1.45%, 02/15/31	1,245	1,048,259
1.75%, 02/15/32	1,159	962,141
2.30%, 03/01/30	1,151	1,042,325
2.38%, 03/15/33(a)	1,100	923,741
2.90%, 07/01/26	724	713,518
3.05%, 03/01/50(a)	868	568,107
3.38%, 11/15/27	1,073	1,050,684
3.95%, 05/15/28	1,643	1,627,953
4.75%, 07/15/30	840	848,383
4.88%, 04/01/29	1,360	1,382,063
5.00%, 11/15/29	775	791,020
5.00%, 12/15/33(a)	940	943,982
5.00%, 04/01/34(a)	1,045	1,046,080
5.15%, 03/15/35(a)	840	843,831
Security	Par (000)	Value
Environmental Control (continued)
5.20%, 11/15/34	$770	$775,922
5.70%, 05/15/41	485	489,412
6.20%, 03/01/40	812	862,850
Veralto Corp.
5.35%, 09/18/28	1,325	1,360,053
5.45%, 09/18/33	880	893,319
5.50%, 09/18/26	1,125	1,137,448
Waste Connections Inc.
2.20%, 01/15/32	850	723,940
2.60%, 02/01/30	1,067	981,012
2.95%, 01/15/52	1,285	794,318
3.05%, 04/01/50	730	469,123
3.20%, 06/01/32	769	691,851
3.50%, 05/01/29	993	961,990
4.20%, 01/15/33	1,067	1,018,356
4.25%, 12/01/28(a)	1,006	1,004,313
5.00%, 03/01/34	1,080	1,076,731
5.25%, 09/01/35	645	650,428
Waste Management Inc.
1.15%, 03/15/28	910	837,893
1.50%, 03/15/31(a)	1,457	1,231,277
2.00%, 06/01/29(a)	805	737,444
2.50%, 11/15/50	775	445,125
2.95%, 06/01/41	880	631,622
3.15%, 11/15/27	1,468	1,428,576
3.88%, 01/15/29(b)	530	518,839
3.90%, 03/01/35	788	710,340
4.10%, 03/01/45	580	471,034
4.15%, 04/15/32	1,395	1,344,549
4.15%, 07/15/49	1,076	847,265
4.50%, 03/15/28	1,465	1,474,449
4.63%, 02/15/30	1,420	1,430,117
4.63%, 02/15/33(a)	860	850,292
4.65%, 03/15/30(a)	2,220	2,232,728
4.80%, 03/15/32(a)	1,030	1,031,418
4.88%, 02/15/29(a)	2,275	2,316,356
4.88%, 02/15/34(a)	1,610	1,605,672
4.95%, 07/03/27	840	851,940
4.95%, 07/03/31	1,430	1,452,345
4.95%, 03/15/35	2,330	2,299,382
5.35%, 10/15/54(a)	1,765	1,669,271
7.00%, 07/15/28	810	871,003
		55,446,386
Food — 2.1%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	1,265	1,371,843
Alfa SAB de CV, 6.88%, 03/25/44(b)	640	667,314
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	1,182	833,692
5.38%, 01/09/36(b)	1,550	1,494,133
6.05%, 01/15/29(b)	1,195	1,239,957
6.40%, 01/15/34(b)	920	963,015
Cencosud SA
4.38%, 07/17/27(b)	1,145	1,128,096
5.95%, 05/28/31(b)	235	239,026
6.63%, 02/12/45(b)	380	383,508
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	975	880,189
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,215	1,076,650
Conagra Brands Inc.
1.38%, 11/01/27	1,720	1,592,256

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.85%, 11/01/28	$2,243	$2,252,643
5.30%, 10/01/26	875	881,533
5.30%, 11/01/38	1,639	1,535,899
5.40%, 11/01/48	1,700	1,496,236
7.00%, 10/01/28	1,200	1,279,141
7.13%, 10/01/26	385	395,745
8.25%, 09/15/30	677	778,443
Danone SA, 2.95%, 11/02/26(a)(b)	3,060	2,994,832
Flowers Foods Inc.
2.40%, 03/15/31	1,028	885,615
3.50%, 10/01/26	590	579,369
5.75%, 03/15/35(a)	855	862,083
6.20%, 03/15/55(a)	495	481,698
General Mills Inc.
2.25%, 10/14/31	800	686,095
2.88%, 04/15/30(a)	1,403	1,291,331
3.00%, 02/01/51(a)	1,165	721,886
3.20%, 02/10/27	1,180	1,157,798
4.15%, 02/15/43	490	392,457
4.20%, 04/17/28	2,355	2,343,821
4.55%, 04/17/38	811	727,429
4.70%, 01/30/27	630	632,516
4.70%, 04/17/48	820	687,165
4.88%, 01/30/30	1,695	1,709,792
4.95%, 03/29/33(a)	1,725	1,705,258
5.25%, 01/30/35	1,425	1,414,214
5.40%, 06/15/40	845	813,542
5.50%, 10/17/28	645	665,682
Gruma SAB de CV
5.39%, 12/09/34(b)	170	167,688
5.76%, 12/09/54(b)	290	267,892
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,095	787,733
4.70%, 11/10/47(a)(b)	868	706,209
4.88%, 06/27/44(b)	575	485,205
Hershey Co. (The)
1.70%, 06/01/30(a)	990	870,722
2.30%, 08/15/26	826	807,686
2.45%, 11/15/29(a)	570	526,371
2.65%, 06/01/50(a)	622	369,384
3.13%, 11/15/49(a)	729	482,611
3.38%, 08/15/46(a)	765	547,852
4.25%, 05/04/28	855	859,076
4.50%, 05/04/33	570	556,943
4.55%, 02/24/28	1,095	1,106,346
4.75%, 02/24/30	995	1,007,527
4.95%, 02/24/32(a)	1,205	1,220,645
5.10%, 02/24/35	815	814,672
Hormel Foods Corp.
1.70%, 06/03/28	1,540	1,429,327
1.80%, 06/11/30	2,091	1,843,682
3.05%, 06/03/51	1,270	808,195
4.80%, 03/30/27(a)	730	736,156
Ingredion Inc.
2.90%, 06/01/30	1,115	1,025,262
3.20%, 10/01/26	873	856,610
3.90%, 06/01/50	599	430,161
6.63%, 04/15/37	434	469,541
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	505	421,928
2.38%, 03/15/30(a)	1,059	953,780
Security	Par (000)	Value
Food (continued)
3.38%, 12/15/27	$1,082	$1,060,320
4.25%, 03/15/35	1,035	942,124
4.38%, 03/15/45	1,150	928,748
5.90%, 11/15/28(a)	1,200	1,257,725
6.20%, 11/15/33(a)	1,595	1,693,283
6.50%, 11/15/43	1,015	1,061,004
6.50%, 11/15/53(a)	1,650	1,733,995
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	1,565	1,508,902
3.00%, 02/02/29	940	884,203
3.00%, 05/15/32	1,567	1,346,962
3.63%, 01/15/32	1,085	975,389
3.75%, 12/01/31(a)	1,070	981,717
4.38%, 02/02/52	1,480	1,113,913
5.13%, 02/01/28	1,485	1,499,912
5.50%, 01/15/30(a)	650	657,842
5.75%, 04/01/33	2,208	2,236,571
6.50%, 12/01/52	2,520	2,553,826
6.75%, 03/15/34	2,285	2,454,990
7.25%, 11/15/53	1,615	1,780,827
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	1,390	1,381,799
Kellanova
2.10%, 06/01/30	972	864,263
3.40%, 11/15/27(a)	1,089	1,066,525
4.30%, 05/15/28	1,310	1,311,759
4.50%, 04/01/46	1,138	949,870
5.25%, 03/01/33	455	459,691
5.75%, 05/16/54	545	526,117
Series B, 7.45%, 04/01/31	1,080	1,222,475
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	670	667,109
Kraft Heinz Foods Co.
3.00%, 06/01/26	2,325	2,289,272
3.75%, 04/01/30	1,235	1,182,380
3.88%, 05/15/27	2,380	2,350,906
4.25%, 03/01/31(a)	710	690,393
4.38%, 06/01/46(a)	4,105	3,240,665
4.63%, 01/30/29(a)	910	912,643
4.63%, 10/01/39	580	506,868
4.88%, 10/01/49	2,375	1,986,287
5.00%, 07/15/35(a)	1,280	1,240,947
5.00%, 06/04/42	2,400	2,116,605
5.20%, 03/15/32	965	967,934
5.20%, 07/15/45	2,805	2,487,812
5.40%, 03/15/35(a)	750	741,276
5.50%, 06/01/50	1,165	1,060,622
6.50%, 02/09/40	1,115	1,168,295
6.75%, 03/15/32	525	571,735
6.88%, 01/26/39	1,200	1,295,492
7.13%, 08/01/39(a)(b)	1,395	1,537,936
Kroger Co. (The)
1.70%, 01/15/31	805	683,477
2.20%, 05/01/30(a)	1,870	1,668,786
2.65%, 10/15/26(a)	1,122	1,095,683
3.70%, 08/01/27(a)	1,317	1,298,828
3.88%, 10/15/46	1,045	770,152
3.95%, 01/15/50	1,217	895,252
4.45%, 02/01/47	1,630	1,313,156
4.50%, 01/15/29	1,364	1,369,719

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.65%, 01/15/48	$855	$702,492
5.00%, 09/15/34	3,395	3,306,633
5.00%, 04/15/42	577	515,278
5.15%, 08/01/43	651	588,284
5.40%, 07/15/40(a)	533	510,706
5.40%, 01/15/49	1,006	913,375
5.50%, 09/15/54	3,020	2,792,542
5.65%, 09/15/64	1,780	1,643,464
6.90%, 04/15/38	967	1,062,877
7.50%, 04/01/31	735	832,610
8.00%, 09/15/29	594	662,345
Series B, 7.70%, 06/01/29	550	603,977
Mars Inc.
0.88%, 07/16/26(b)	867	834,630
1.63%, 07/16/32(a)(b)	980	796,113
2.38%, 07/16/40(b)	1,496	1,023,680
2.45%, 07/16/50(a)(b)	660	364,047
3.20%, 04/01/30(b)	1,545	1,452,420
3.60%, 04/01/34(b)	1,071	956,148
3.88%, 04/01/39(b)	1,395	1,181,097
3.95%, 04/01/44(a)(b)	605	481,044
3.95%, 04/01/49(a)(b)	1,197	914,256
4.13%, 04/01/54(b)	738	560,444
4.20%, 04/01/59(b)	921	691,778
4.45%, 03/01/27(b)	1,825	1,826,768
4.55%, 04/20/28(b)	1,735	1,745,317
4.60%, 03/01/28(b)	5,360	5,384,948
4.65%, 04/20/31(a)(b)	930	933,184
4.75%, 04/20/33(b)	1,340	1,318,808
4.80%, 03/01/30(b)	6,105	6,142,676
5.00%, 03/01/32(b)	3,065	3,075,307
5.20%, 03/01/35(b)	7,655	7,626,286
5.65%, 05/01/45(b)	4,500	4,414,645
5.70%, 05/01/55(b)	7,415	7,193,291
5.80%, 05/01/65(b)	1,840	1,785,171
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	947	805,329
2.50%, 04/15/30(a)	1,042	940,908
3.40%, 08/15/27	1,581	1,544,959
4.20%, 08/15/47	660	513,616
4.70%, 10/15/34	910	864,087
4.95%, 04/15/33	740	730,673
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	580	555,372
Mondelez International Inc.
1.50%, 02/04/31	810	682,285
1.88%, 10/15/32(a)	912	749,023
2.63%, 03/17/27	1,110	1,077,248
2.63%, 09/04/50(a)	2,032	1,175,894
2.75%, 04/13/30(a)	1,557	1,430,468
3.00%, 03/17/32	740	658,844
4.13%, 05/07/28	355	353,670
4.25%, 05/06/28	375	374,666
4.50%, 05/06/30	420	416,151
4.75%, 02/20/29	885	895,781
4.75%, 08/28/34	750	728,183
5.13%, 05/06/35	600	590,723
6.50%, 11/01/31(a)	215	234,753
Nestle Capital Corp.
4.65%, 03/12/29(a)(b)	670	682,408
4.75%, 03/12/31(a)(b)	510	516,449
Security	Par (000)	Value
Food (continued)
4.88%, 03/12/34(b)	$945	$949,426
5.10%, 03/12/54(b)	595	550,070
Nestle Holdings Inc.
1.00%, 09/15/27(b)	1,830	1,708,807
1.15%, 01/14/27(a)(b)	788	751,661
1.25%, 09/15/30(a)(b)	1,585	1,363,494
1.50%, 09/14/28(b)	1,535	1,412,436
1.88%, 09/14/31(a)(b)	1,953	1,682,411
2.50%, 09/14/41(a)(b)	982	666,065
2.63%, 09/14/51(a)(b)	1,070	633,787
3.63%, 09/24/28(a)(b)	2,389	2,348,469
3.90%, 09/24/38(b)	1,944	1,710,623
4.00%, 09/24/48(a)(b)	3,104	2,476,873
4.13%, 10/01/27(b)	1,065	1,065,073
4.25%, 10/01/29(a)(b)	925	921,781
4.30%, 10/01/32(a)(b)	1,660	1,635,162
4.70%, 01/15/53(a)(b)	1,545	1,343,805
4.85%, 03/14/33(a)(b)	1,615	1,629,353
4.95%, 03/14/30(a)(b)	1,105	1,129,243
5.00%, 03/14/28(a)(b)	1,595	1,634,791
5.00%, 09/12/28(a)(b)	1,210	1,240,095
5.00%, 09/12/30(a)(b)	1,290	1,322,961
5.00%, 09/12/33(a)(b)	535	545,109
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	235	234,360
Smithfield Foods Inc.
2.63%, 09/13/31(b)	1,117	944,750
3.00%, 10/15/30(a)(b)	580	516,735
4.25%, 02/01/27(b)	992	978,926
5.20%, 04/01/29(b)	941	936,866
Sysco Corp.
2.40%, 02/15/30(a)	880	794,733
2.45%, 12/14/31	885	764,390
3.15%, 12/14/51	1,470	910,267
3.25%, 07/15/27	1,516	1,478,764
3.30%, 07/15/26	1,448	1,428,674
3.30%, 02/15/50	1,045	677,837
4.45%, 03/15/48	1,015	818,341
4.50%, 04/01/46	802	650,878
4.85%, 10/01/45	665	573,569
5.10%, 09/23/30	835	846,815
5.38%, 09/21/35	740	737,733
5.40%, 03/23/35(a)	895	895,180
5.75%, 01/17/29	835	867,645
5.95%, 04/01/30(a)	1,677	1,765,164
6.00%, 01/17/34	640	676,583
6.60%, 04/01/40	685	731,038
6.60%, 04/01/50	1,831	1,934,754
Tesco PLC, 6.15%, 11/15/37(b)	725	724,829
The Campbell's Co.
2.38%, 04/24/30	2,230	1,994,628
3.13%, 04/24/50(a)	788	495,404
4.15%, 03/15/28	1,810	1,796,132
4.75%, 03/23/35	875	824,918
4.80%, 03/15/48	1,305	1,112,984
5.20%, 03/19/27	840	849,592
5.20%, 03/21/29(a)	1,015	1,032,953
5.25%, 10/13/54	790	695,253
5.40%, 03/21/34	1,230	1,226,768
Tyson Foods Inc.
3.55%, 06/02/27	2,302	2,261,380

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.35%, 03/01/29(a)	$1,911	$1,890,069
4.55%, 06/02/47	1,391	1,127,886
4.88%, 08/15/34	911	869,654
5.10%, 09/28/48	2,320	2,028,926
5.15%, 08/15/44	844	753,914
5.40%, 03/15/29	1,095	1,123,894
5.70%, 03/15/34(a)	1,215	1,238,348
		284,657,248
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(b)	1,448	1,273,597
5.15%, 08/15/30(b)	465	468,744
5.80%, 08/15/35(b)	200	203,469
		1,945,810
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,060	1,030,892
4.20%, 01/29/30(b)	610	574,503
4.25%, 04/30/29(a)(b)	927	890,332
5.15%, 01/29/50(a)(b)	655	530,142
5.50%, 11/02/47	741	642,465
5.50%, 04/30/49(a)(b)	820	704,951
Georgia-Pacific LLC
2.10%, 04/30/27(b)	789	757,390
2.30%, 04/30/30(b)	1,049	943,765
4.40%, 06/30/28(b)	545	545,551
4.95%, 06/30/32(b)	575	576,663
7.25%, 06/01/28	1,068	1,150,007
7.75%, 11/15/29(a)	1,245	1,403,493
8.88%, 05/15/31	422	510,466
International Paper Co.
4.35%, 08/15/48(a)	1,105	857,036
4.40%, 08/15/47	1,282	1,000,236
4.80%, 06/15/44	1,200	1,013,264
5.00%, 09/15/35(a)	830	800,003
5.15%, 05/15/46(a)	800	700,040
6.00%, 11/15/41(a)	911	898,289
7.30%, 11/15/39	720	804,111
Inversiones CMPC SA
3.00%, 04/06/31(b)	1,007	869,298
3.85%, 01/13/30(b)	865	807,419
4.38%, 04/04/27(b)	360	357,359
6.13%, 06/23/33(b)	870	874,400
6.13%, 02/26/34(a)(b)	505	504,504
Suzano Austria GmbH
2.50%, 09/15/28	1,040	956,568
3.13%, 01/15/32(a)	1,540	1,316,666
3.75%, 01/15/31	1,920	1,740,837
5.00%, 01/15/30	1,509	1,466,973
5.75%, 07/14/26(b)	160	161,157
6.00%, 01/15/29	2,547	2,591,102
7.00%, 03/16/47(a)(b)	1,827	1,887,136
Suzano International Finance BV, 5.50%, 01/17/27(a)	1,892	1,904,593
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	135	142,770
		31,914,381
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27(b)	956	949,120
5.00%, 03/23/35(a)(b)	440	414,754
Security	Par (000)	Value
Gas (continued)
5.13%, 09/16/34(a)(b)	$875	$844,635
5.75%, 09/16/44(a)(b)	360	341,538
Atmos Energy Corp.
1.50%, 01/15/31	1,015	857,495
2.63%, 09/15/29(a)	805	747,984
2.85%, 02/15/52	940	563,127
3.00%, 06/15/27	940	917,487
3.38%, 09/15/49	1,032	701,385
4.13%, 10/15/44	1,259	1,020,422
4.13%, 03/15/49	898	695,832
4.15%, 01/15/43	860	705,265
4.30%, 10/01/48	947	761,310
5.00%, 12/15/54(a)	540	476,626
5.45%, 10/15/32	360	370,141
5.50%, 06/15/41	604	593,974
5.75%, 10/15/52	810	795,148
5.90%, 11/15/33	1,030	1,087,990
6.20%, 11/15/53	705	737,255
Boston Gas Co.
3.00%, 08/01/29(b)	727	672,822
3.15%, 08/01/27(a)(b)	689	668,433
3.76%, 03/16/32(b)	670	606,302
4.49%, 02/15/42(b)	780	639,026
5.84%, 01/10/35(b)	120	122,771
6.12%, 07/20/53(b)	655	637,616
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	1,345	1,296,700
4.27%, 03/15/48(b)	1,081	811,269
4.49%, 03/04/49(b)	677	516,998
4.50%, 03/10/46(a)(b)	480	380,484
4.63%, 08/05/27(b)	740	739,476
4.87%, 08/05/32(b)	540	516,973
6.39%, 09/15/33(b)	825	861,889
6.42%, 07/18/54(a)(b)	725	729,429
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	998	857,621
4.00%, 04/01/28	579	571,297
4.40%, 07/01/32	790	756,960
5.25%, 03/01/28	1,379	1,407,311
5.40%, 03/01/33	513	517,164
5.40%, 07/01/34	465	467,234
5.85%, 01/15/41	512	507,667
6.63%, 11/01/37	226	249,497
Centrica PLC, 5.38%, 10/16/43(a)(b)	740	651,438
East Ohio Gas Co. (The)
2.00%, 06/15/30(b)	1,297	1,137,271
3.00%, 06/15/50(b)	1,267	767,922
ENN Energy Holdings Ltd.
2.63%, 09/17/30(b)	380	343,343
4.63%, 05/17/27(b)	325	324,507
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	635	620,449
7.85%, 11/09/33(b)	455	500,377
KeySpan Gas East Corp.
2.74%, 08/15/26(b)	890	867,830
3.59%, 01/18/52(b)	640	408,432
5.82%, 04/01/41(a)(b)	810	764,364
5.99%, 03/06/33(b)	435	444,969
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	1,450	1,361,724
6.25%, 01/20/42(a)(b)	460	494,266

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	$150	$158,320
Nakilat Inc., 6.07%, 12/31/33(a)(b)	802	841,694
National Fuel Gas Co.
2.95%, 03/01/31	940	830,183
3.95%, 09/15/27(a)	820	804,450
4.75%, 09/01/28	765	760,611
5.50%, 10/01/26(a)	705	710,491
5.50%, 03/15/30	720	734,010
5.95%, 03/15/35	670	671,548
NiSource Inc.
1.70%, 02/15/31	1,117	944,200
2.95%, 09/01/29	1,128	1,056,087
3.49%, 05/15/27	1,486	1,456,244
3.60%, 05/01/30	1,573	1,496,818
3.95%, 03/30/48(a)	1,244	930,800
4.38%, 05/15/47	1,550	1,238,190
4.80%, 02/15/44	1,221	1,055,134
5.00%, 06/15/52	785	673,119
5.20%, 07/01/29	1,055	1,074,877
5.25%, 03/30/28(a)	1,625	1,656,295
5.25%, 02/15/43	781	714,055
5.35%, 04/01/34(a)	905	907,951
5.40%, 06/30/33	565	568,446
5.65%, 02/01/45	830	789,578
5.80%, 02/01/42(a)	460	442,162
5.85%, 04/01/55	905	874,203
5.95%, 06/15/41	734	725,591
6.38%, 03/31/55, (5-year CMT + 2.527%)(d)	215	212,794
6.95%, 11/30/54, (5-year CMT + 2.451%)(d)	280	286,505
ONE Gas Inc.
2.00%, 05/15/30	533	470,658
4.25%, 09/01/32	385	364,746
4.50%, 11/01/48	671	542,720
4.66%, 02/01/44	997	857,888
5.10%, 04/01/29	830	846,689
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	1,285	1,127,836
3.35%, 06/01/50(a)	712	458,860
3.50%, 06/01/29	839	804,344
3.64%, 11/01/46	490	343,393
4.10%, 09/18/34	390	348,882
4.65%, 08/01/43	644	545,107
5.05%, 05/15/52	615	524,395
5.10%, 02/15/35	500	493,663
5.40%, 06/15/33	490	493,283
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	415	385,961
Snam SpA
5.00%, 05/28/30(b)	1,000	999,513
5.75%, 05/28/35(b)	1,000	1,000,996
6.50%, 05/28/55(b)	600	602,693
Southern California Gas Co.
2.95%, 04/15/27(a)	1,355	1,320,230
3.75%, 09/15/42	559	421,096
4.45%, 03/15/44(a)	447	361,095
5.05%, 09/01/34	875	862,749
5.13%, 11/15/40(a)	505	473,579
5.20%, 06/01/33	1,035	1,032,235
5.45%, 06/15/35	1,275	1,276,383
5.60%, 04/01/54	790	740,065
Security	Par (000)	Value
Gas (continued)
5.75%, 06/01/53	$830	$789,627
6.00%, 06/15/55	1,700	1,681,689
6.35%, 11/15/52(a)	950	981,928
Series KK, 5.75%, 11/15/35(a)	250	254,500
Series TT, 2.60%, 06/15/26	832	815,834
Series UU, 4.13%, 06/01/48	622	471,378
Series VV, 4.30%, 01/15/49	830	645,052
Series WW, 3.95%, 02/15/50	604	440,411
Series XX, 2.55%, 02/01/30(a)	1,065	969,532
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	466	459,835
3.95%, 10/01/46	937	696,792
4.40%, 06/01/43	800	654,722
4.40%, 05/30/47	775	611,519
4.95%, 09/15/34	675	651,581
5.15%, 09/15/32	730	728,589
5.75%, 09/15/33	755	777,449
5.88%, 03/15/41	1,075	1,067,291
6.00%, 10/01/34(a)	245	251,897
Series 2020-A, 1.75%, 01/15/31	739	628,279
Series 21A, 3.15%, 09/30/51	830	511,847
Southwest Gas Corp.
2.20%, 06/15/30(a)	649	574,328
3.18%, 08/15/51(a)	545	334,993
3.70%, 04/01/28	358	349,473
3.80%, 09/29/46	740	527,966
4.05%, 03/15/32	930	865,999
4.15%, 06/01/49(a)	561	416,813
5.45%, 03/23/28	485	494,518
5.80%, 12/01/27(a)	385	394,157
Spire Inc., 4.70%, 08/15/44(a)	400	328,179
Spire Missouri Inc.
3.30%, 06/01/51	565	369,049
4.80%, 02/15/33	510	499,996
Series 2034, 5.15%, 08/15/34	365	364,524
Washington Gas Light Co.
3.65%, 09/15/49	730	509,212
Series K, 3.80%, 09/15/46(a)	731	539,728
		97,775,421
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	474	418,116
4.63%, 06/15/28	505	501,864
Regal Rexnord Corp.
6.05%, 04/15/28	1,995	2,048,220
6.30%, 02/15/30	1,875	1,944,003
6.40%, 04/15/33	1,880	1,945,397
Snap-on Inc.
3.10%, 05/01/50(a)	806	523,816
3.25%, 03/01/27	625	612,566
4.10%, 03/01/48	698	546,668
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	1,496	1,319,157
2.75%, 11/15/50(a)	1,400	771,329
3.00%, 05/15/32(a)	530	456,005
4.25%, 11/15/28	1,572	1,552,079
4.85%, 11/15/48	685	554,184
5.20%, 09/01/40	842	772,013
6.00%, 03/06/28(a)	890	922,446
		14,887,863

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	$1,037	$965,922
1.40%, 06/30/30(a)	1,306	1,139,639
3.75%, 11/30/26	2,420	2,409,277
4.75%, 11/30/36	2,638	2,581,288
4.75%, 04/15/43(a)	603	560,438
4.90%, 11/30/46	4,748	4,402,426
5.30%, 05/27/40	1,566	1,566,160
6.00%, 04/01/39(a)	731	791,707
6.15%, 11/30/37(a)	865	943,727
Agilent Technologies Inc.
2.10%, 06/04/30(a)	888	787,494
2.30%, 03/12/31	1,442	1,260,441
2.75%, 09/15/29	874	811,252
3.05%, 09/22/26	517	507,548
4.20%, 09/09/27	1,000	994,472
4.75%, 09/09/34(a)	880	849,112
Alcon Finance Corp.
2.60%, 05/27/30(a)(b)	1,465	1,320,647
2.75%, 09/23/26(b)	853	830,379
3.00%, 09/23/29(b)	1,673	1,554,642
3.80%, 09/23/49(b)	800	565,527
5.38%, 12/06/32(a)(b)	1,063	1,075,377
5.75%, 12/06/52(b)	1,080	1,038,554
Baxter International Inc.
1.73%, 04/01/31(a)	1,406	1,183,067
1.92%, 02/01/27	2,161	2,066,732
2.27%, 12/01/28	2,325	2,147,050
2.54%, 02/01/32(a)	1,915	1,642,200
2.60%, 08/15/26	819	800,066
3.13%, 12/01/51(a)	1,285	790,284
3.50%, 08/15/46	647	443,931
3.95%, 04/01/30(a)	966	934,306
4.50%, 06/15/43(a)	515	415,029
6.25%, 12/01/37(a)	266	275,520
Boston Scientific Corp.
2.65%, 06/01/30	2,262	2,075,146
4.00%, 03/01/28(a)	505	503,428
4.00%, 03/01/29(a)	510	503,449
4.55%, 03/01/39	790	729,067
4.70%, 03/01/49(a)	835	731,163
6.50%, 11/15/35(a)	505	558,212
7.38%, 01/15/40	475	560,848
Covidien International Finance SA, 6.55%, 10/15/37(a)	248	272,456
Danaher Corp.
2.60%, 10/01/50(a)	1,640	960,874
2.80%, 12/10/51	1,620	978,054
4.38%, 09/15/45	867	735,987
Dentsply Sirona Inc., 3.25%, 06/01/30	1,169	1,055,010
DH Europe Finance II SARL
2.60%, 11/15/29	1,460	1,352,467
3.25%, 11/15/39	1,229	960,952
3.40%, 11/15/49(a)	1,354	933,351
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,414	1,409,272
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,365	1,372,349
5.65%, 11/15/27	2,894	2,970,915
5.86%, 03/15/30(a)	1,765	1,847,729
5.91%, 11/22/32(a)	2,640	2,771,614
6.38%, 11/22/52	1,720	1,814,865
Security	Par (000)	Value
Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$786	$687,943
6.88%, 03/11/38	1,225	1,313,873
Medtronic Global Holdings SCA
4.25%, 03/30/28	1,475	1,477,006
4.50%, 03/30/33	1,410	1,377,830
Medtronic Inc.
4.00%, 04/01/43(a)	220	180,567
4.38%, 03/15/35	2,925	2,782,191
4.63%, 03/15/45(a)	2,954	2,588,887
Olympus Corp., 2.14%, 12/08/26(b)	870	837,553
Revvity Inc.
1.90%, 09/15/28	1,180	1,081,798
2.25%, 09/15/31	825	693,748
2.55%, 03/15/31	765	662,787
3.30%, 09/15/29	1,520	1,429,025
3.63%, 03/15/51	955	628,467
Smith & Nephew PLC
2.03%, 10/14/30	1,917	1,663,305
5.15%, 03/20/27(a)	585	590,347
5.40%, 03/20/34	660	657,588
Solventum Corp.
5.40%, 03/01/29	1,580	1,612,407
5.45%, 02/25/27(a)	1,150	1,164,160
5.45%, 03/13/31(a)	1,765	1,806,783
5.60%, 03/23/34	2,485	2,506,434
5.90%, 04/30/54(a)	2,300	2,207,214
6.00%, 05/15/64	840	801,442
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,572	1,394,326
3.75%, 03/15/51	1,224	849,686
Stryker Corp.
1.95%, 06/15/30	1,853	1,634,312
2.90%, 06/15/50(a)	820	522,154
3.65%, 03/07/28(a)	1,104	1,083,144
4.10%, 04/01/43	876	709,658
4.25%, 09/11/29	1,300	1,290,517
4.38%, 05/15/44	678	564,311
4.55%, 02/10/27	750	752,556
4.63%, 09/11/34(a)	1,065	1,030,316
4.63%, 03/15/46	1,598	1,372,633
4.70%, 02/10/28	1,145	1,155,475
4.85%, 12/08/28	1,065	1,080,143
4.85%, 02/10/30	1,105	1,116,312
5.20%, 02/10/35	1,005	1,006,197
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	1,197	1,101,516
2.00%, 10/15/31(a)	1,899	1,632,894
2.60%, 10/01/29(a)	1,433	1,332,452
2.80%, 10/15/41(a)	2,110	1,472,456
4.10%, 08/15/47	1,128	895,039
4.80%, 11/21/27(a)	1,285	1,304,192
4.95%, 08/10/26	620	623,964
4.95%, 11/21/32(a)	1,015	1,023,180
4.98%, 08/10/30	1,390	1,419,162
5.00%, 12/05/26	1,575	1,589,569
5.00%, 01/31/29(a)	2,250	2,301,075
5.09%, 08/10/33	1,320	1,331,895
5.20%, 01/31/34	760	769,435
5.30%, 02/01/44	644	608,309
5.40%, 08/10/43	1,140	1,104,715

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	$2,025	$1,767,178
3.55%, 03/20/30	605	569,361
4.25%, 08/15/35(a)	507	454,108
4.45%, 08/15/45	930	746,529
4.70%, 02/19/27	920	921,676
5.05%, 02/19/30	1,125	1,141,634
5.20%, 09/15/34	1,040	1,026,122
5.35%, 12/01/28	970	995,173
5.50%, 02/19/35(a)	650	656,097
5.75%, 11/30/39	592	584,091
		134,436,339
Health Care - Services — 3.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	245	147,258
Adventist Health System/West
2.95%, 03/01/29	757	699,433
3.63%, 03/01/49(a)	930	608,315
5.43%, 03/01/32	575	570,157
5.76%, 12/01/34	285	281,093
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	160,064
3.83%, 08/15/28	170	166,851
4.27%, 08/15/48	377	294,136
Series 2020, 2.21%, 06/15/30	65	57,933
Series 2020, 3.01%, 06/15/50	625	395,738
Aetna Inc.
3.88%, 08/15/47	420	295,765
4.50%, 05/15/42	932	752,774
4.75%, 03/15/44	665	542,901
6.63%, 06/15/36	1,250	1,316,552
6.75%, 12/15/37	915	969,199
AHS Hospital Corp.
5.02%, 07/01/45	720	656,936
Series 2021, 2.78%, 07/01/51(a)	890	530,651
Allina Health System
2.90%, 11/15/51(a)	255	151,179
4.81%, 11/15/45	580	495,100
Series 2019, 3.89%, 04/15/49	703	520,440
Ascension Health
3.95%, 11/15/46	1,260	986,085
4.85%, 11/15/53	722	628,733
Series B, 2.53%, 11/15/29	1,462	1,347,792
Series B, 3.11%, 11/15/39(a)	1,215	928,590
Banner Health
1.90%, 01/01/31(a)	625	539,810
2.34%, 01/01/30(a)	760	689,942
2.91%, 01/01/42(a)	505	345,842
2.91%, 01/01/51	635	396,887
Series 2020, 3.18%, 01/01/50(a)	624	400,469
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	605	505,505
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	56,360
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	331,620
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	715	528,729
Baylor Scott & White Holdings
3.97%, 11/15/46	525	409,549
4.19%, 11/15/45	1,082	876,288
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 1.78%, 11/15/30	$504	$432,030
Series 2021, 2.84%, 11/15/50	1,215	741,635
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	525	315,991
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	1,135	1,076,931
Series 2018, 4.30%, 07/01/28	405	402,096
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	620	400,339
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	535	460,233
Centene Corp.
2.45%, 07/15/28	3,185	2,933,357
2.50%, 03/01/31	3,420	2,903,846
2.63%, 08/01/31(a)	1,985	1,681,327
3.00%, 10/15/30	3,510	3,087,663
3.38%, 02/15/30	3,565	3,249,140
4.25%, 12/15/27	3,300	3,223,032
4.63%, 12/15/29	4,935	4,752,410
Children's Health System of Texas, 2.51%, 08/15/50	1,065	606,899
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	685	549,998
Series 2020, 2.59%, 02/01/50(a)	185	106,462
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	679	561,917
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	840	499,223
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	313,908
CHRISTUS Health, Series C, 4.34%, 07/01/28	965	954,349
Cigna Group (The)
2.38%, 03/15/31	2,255	1,971,728
2.40%, 03/15/30	2,450	2,209,137
3.05%, 10/15/27(a)	1,238	1,199,043
3.20%, 03/15/40	1,284	955,352
3.40%, 03/01/27(a)	2,060	2,023,750
3.40%, 03/15/50(a)	2,075	1,354,434
3.40%, 03/15/51	2,395	1,554,794
3.88%, 10/15/47(a)	1,569	1,138,595
4.38%, 10/15/28	6,140	6,105,742
4.80%, 08/15/38	3,708	3,390,950
4.80%, 07/15/46	2,029	1,722,213
4.90%, 12/15/48	4,618	3,913,398
5.00%, 05/15/29	1,715	1,740,969
5.13%, 05/15/31(a)	1,350	1,372,339
5.25%, 02/15/34	2,115	2,112,051
5.38%, 02/15/42(a)	670	621,286
5.40%, 03/15/33	1,215	1,234,733
5.60%, 02/15/54(a)	2,270	2,099,468
6.13%, 11/15/41	584	592,634
City of Hope
Series 2013, 5.62%, 11/15/43(a)	590	553,463
Series 2018, 4.38%, 08/15/48(a)	710	549,694
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	580	468,409
CommonSpirit Health
2.78%, 10/01/30(a)	53	47,812
3.35%, 10/01/29	788	744,206
3.82%, 10/01/49	492	350,617

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.91%, 10/01/50	$630	$447,130
4.19%, 10/01/49(a)	1,058	794,737
4.35%, 11/01/42(a)	650	531,245
5.32%, 12/01/34	1,000	981,296
5.55%, 12/01/54(a)	960	874,409
6.46%, 11/01/52	300	306,168
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	328,417
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	799	554,559
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,179	796,991
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	717	533,689
Dignity Health
4.50%, 11/01/42(a)	100	81,382
5.27%, 11/01/64	340	291,350
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	1,132	862,205
Elevance Health Inc.
2.25%, 05/15/30	1,841	1,639,943
2.55%, 03/15/31	1,316	1,164,780
2.88%, 09/15/29	1,612	1,502,599
3.13%, 05/15/50(a)	1,499	947,895
3.60%, 03/15/51	2,145	1,465,608
3.65%, 12/01/27	2,535	2,488,806
3.70%, 09/15/49	1,388	967,323
4.10%, 03/01/28	2,060	2,042,057
4.10%, 05/15/32	977	920,756
4.38%, 12/01/47	2,355	1,871,368
4.50%, 10/30/26	730	729,745
4.55%, 03/01/48	1,250	1,011,023
4.55%, 05/15/52	1,132	900,480
4.63%, 05/15/42	1,487	1,273,098
4.65%, 01/15/43	1,600	1,368,540
4.65%, 08/15/44	1,220	1,032,060
4.75%, 02/15/30	1,140	1,145,302
4.75%, 02/15/33	1,565	1,521,369
4.85%, 08/15/54	400	325,462
4.95%, 11/01/31	1,760	1,761,664
5.10%, 01/15/44	936	834,360
5.13%, 02/15/53	1,725	1,499,299
5.15%, 06/15/29	880	896,855
5.20%, 02/15/35	2,745	2,724,001
5.38%, 06/15/34	1,885	1,892,296
5.50%, 10/15/32	1,145	1,177,241
5.65%, 06/15/54	1,585	1,478,825
5.70%, 02/15/55	1,960	1,842,924
5.85%, 01/15/36	395	408,138
5.85%, 11/01/64	1,385	1,303,544
5.95%, 12/15/34	595	620,361
6.10%, 10/15/52	1,295	1,284,990
6.38%, 06/15/37	800	842,942
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	187	134,313
Fred Hutchinson Cancer Center, 4.97%, 01/01/52(a)	265	227,962
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,273,520
2.38%, 02/16/31(b)	1,096	931,366
3.00%, 12/01/31(a)(b)	755	649,453
Security	Par (000)	Value
Health Care - Services (continued)
3.75%, 06/15/29(b)	$859	$814,822
Hackensack Meridian Health Inc.
4.21%, 07/01/48	470	374,362
4.50%, 07/01/57	537	426,189
Series 2020, 2.68%, 09/01/41	950	642,880
Series 2020, 2.88%, 09/01/50	1,065	649,368
Hartford HealthCare Corp., 3.45%, 07/01/54	205	139,171
HCA Inc.
2.38%, 07/15/31	1,530	1,308,848
3.13%, 03/15/27	1,501	1,462,987
3.38%, 03/15/29	1,545	1,469,460
3.50%, 09/01/30(a)	4,240	3,954,820
3.50%, 07/15/51	2,485	1,592,501
3.63%, 03/15/32	3,114	2,825,381
4.13%, 06/15/29	3,161	3,077,861
4.38%, 03/15/42	870	701,363
4.50%, 02/15/27	1,781	1,775,555
4.63%, 03/15/52	3,245	2,537,688
5.00%, 03/01/28(a)	935	944,856
5.13%, 06/15/39	1,751	1,605,831
5.20%, 06/01/28	1,098	1,113,741
5.25%, 06/15/26	2,370	2,372,494
5.25%, 03/01/30	1,160	1,177,405
5.25%, 06/15/49	3,163	2,735,624
5.38%, 09/01/26	1,512	1,518,579
5.45%, 04/01/31	2,930	2,982,926
5.45%, 09/15/34	2,035	2,014,705
5.50%, 03/01/32	1,270	1,285,356
5.50%, 06/01/33(a)	1,835	1,851,386
5.50%, 06/15/47	2,436	2,204,527
5.60%, 04/01/34(a)	1,980	1,991,014
5.63%, 09/01/28	2,528	2,586,133
5.75%, 03/01/35(a)	2,335	2,353,416
5.88%, 02/01/29	1,800	1,857,873
5.90%, 06/01/53	1,510	1,413,313
5.95%, 09/15/54	1,600	1,509,037
6.00%, 04/01/54	2,230	2,115,929
6.10%, 04/01/64	1,107	1,045,711
6.20%, 03/01/55	1,965	1,918,622
7.50%, 11/06/33	470	529,686
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,414	1,251,324
3.20%, 06/01/50(a)(b)	806	507,472
5.20%, 06/15/29(b)	1,580	1,599,659
5.45%, 06/15/34(b)	1,050	1,052,585
5.88%, 06/15/54(b)	1,725	1,625,074
Highmark Inc., 2.55%, 05/10/31(b)	937	794,604
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	645	466,350
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	975	945,179
Humana Inc.
1.35%, 02/03/27(a)	655	623,574
2.15%, 02/03/32(a)	1,747	1,431,109
3.13%, 08/15/29	390	363,296
3.70%, 03/23/29	1,252	1,202,660
3.95%, 03/15/27	1,122	1,114,080
3.95%, 08/15/49	733	508,617
4.63%, 12/01/42	846	685,957
4.80%, 03/15/47	834	668,705

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.88%, 04/01/30	$1,070	$1,065,348
4.95%, 10/01/44	1,124	936,505
5.38%, 04/15/31	1,395	1,403,950
5.50%, 03/15/53(a)	1,035	898,346
5.55%, 05/01/35(a)	135	132,593
5.75%, 03/01/28	865	887,605
5.75%, 12/01/28(a)	510	526,521
5.75%, 04/15/54	1,205	1,082,472
5.88%, 03/01/33	960	975,427
5.95%, 03/15/34	990	1,005,373
6.00%, 05/01/55	50	46,351
8.15%, 06/15/38	390	457,242
ICON Investments Six DAC
5.81%, 05/08/27	790	802,996
5.85%, 05/08/29	1,002	1,026,817
6.00%, 05/08/34	785	785,810
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	881	675,616
Series 2021, 2.85%, 11/01/51	335	203,380
Inova Health System Foundation, 4.07%, 05/15/52	795	608,495
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	476,293
Iowa Health System, Series 2020, 3.67%, 02/15/50	530	375,894
IQVIA Inc.
5.70%, 05/15/28	1,215	1,233,875
6.25%, 02/01/29	945	979,101
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,310	998,910
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,250	1,219,273
4.15%, 05/01/47	2,242	1,786,559
4.88%, 04/01/42	952	862,443
Series 2019, 3.27%, 11/01/49	1,852	1,245,611
Series 2021, 2.81%, 06/01/41	1,080	749,144
Series 2021, 3.00%, 06/01/51	2,220	1,395,318
Laboratory Corp. of America Holdings
1.55%, 06/01/26	930	903,463
2.70%, 06/01/31	925	820,894
2.95%, 12/01/29	1,125	1,045,346
3.60%, 09/01/27	795	781,705
4.35%, 04/01/30	1,640	1,610,623
4.55%, 04/01/32(a)	875	854,290
4.70%, 02/01/45	1,612	1,361,391
4.80%, 10/01/34	1,100	1,056,184
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	15	11,080
Series 2020, 3.19%, 07/01/49	545	359,028
Series 2020, 3.34%, 07/01/60	920	579,125
Mayo Clinic
3.77%, 11/15/43(a)	385	302,920
Series 2013, 4.00%, 11/15/47	260	197,353
Series 2016, 4.13%, 11/15/52(a)	290	223,397
Series 2021, 3.20%, 11/15/61	748	456,702
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	663	532,290
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	300	204,236
Memorial Health Services, 3.45%, 11/01/49	910	622,553
Security	Par (000)	Value
Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	$388	$299,369
5.00%, 07/01/42	285	265,104
Series 2015, 4.20%, 07/01/55(a)	312	244,402
Series 2020, 2.96%, 01/01/50	200	126,842
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	1,204	712,560
Montefiore Obligated Group
4.29%, 09/01/50	329	216,411
Series 18-C, 5.25%, 11/01/48	486	387,565
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	345	248,545
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	505	354,649
Series 2019, 3.74%, 07/01/49	865	553,124
Series 2020, 3.39%, 07/01/50(a)	645	380,202
MultiCare Health System, 2.80%, 08/15/50	620	360,578
MyMichigan Health, Series 2020, 3.41%, 06/01/50	725	483,743
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	619	517,622
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	170	113,868
2.61%, 08/01/60(a)	238	127,751
3.56%, 08/01/36	110	93,666
4.02%, 08/01/45	610	480,964
4.06%, 08/01/56	149	111,324
4.76%, 08/01/2116(a)	255	199,577
Series 2019, 3.95%, 08/01/2119(a)	410	269,115
Northwell Healthcare Inc.
3.81%, 11/01/49	477	334,677
3.98%, 11/01/46	895	660,595
4.26%, 11/01/47	1,396	1,069,309
6.15%, 11/01/43	595	585,667
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	440	258,405
Novant Health Inc.
2.64%, 11/01/36	805	614,951
3.17%, 11/01/51(a)	1,239	790,838
3.32%, 11/01/61(a)	668	408,845
4.37%, 11/01/43	550	447,552
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(a)	730	427,036
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	515	502,447
OhioHealth Corp.
2.30%, 11/15/31	665	578,084
2.83%, 11/15/41(a)	765	530,273
Series 2020, 3.04%, 11/15/50	158	103,964
Orlando Health Obligated Group
3.33%, 10/01/50(a)	715	485,293
4.09%, 10/01/48	667	515,592
5.48%, 10/01/35(a)	460	466,432
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	670	539,068
Series 2020, 3.22%, 11/15/50	930	560,717
Piedmont Healthcare Inc.
2.04%, 01/01/32	545	449,079
2.86%, 01/01/52	760	447,374
Series 2042, 2.72%, 01/01/42	860	576,605

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Premier Health Partners, Series G, 2.91%, 11/15/26	$457	$441,483
Presbyterian Healthcare Services, 4.88%, 08/01/52	680	593,430
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	415	414,821
Series 19A, 2.53%, 10/01/29	1,305	1,194,199
Series 21A, 2.70%, 10/01/51	1,138	615,273
Series A, 3.93%, 10/01/48	957	696,164
Series H, 2.75%, 10/01/26(a)	441	430,288
Series I, 3.74%, 10/01/47	663	472,883
Queen's Health Systems (The), 4.81%, 07/01/52(a)	320	278,337
Quest Diagnostics Inc.
2.80%, 06/30/31	997	892,535
2.95%, 06/30/30(a)	1,288	1,187,506
3.45%, 06/01/26	890	880,862
4.20%, 06/30/29	945	933,603
4.60%, 12/15/27	950	955,345
4.63%, 12/15/29(a)	1,165	1,167,169
4.70%, 03/30/45(a)	636	539,170
5.00%, 12/15/34	1,090	1,069,881
6.40%, 11/30/33	835	901,444
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	165	104,800
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	3,340	3,086,088
2.08%, 12/13/31(a)(b)	3,202	2,743,255
2.31%, 03/10/27(b)	1,774	1,719,453
2.38%, 01/28/27(a)(b)	1,295	1,259,138
2.61%, 12/13/51(a)(b)	3,135	1,839,623
3.63%, 09/17/28(a)(b)	1,120	1,102,981
4.00%, 11/28/44(a)(b)	1,225	1,005,278
4.20%, 09/09/29(a)(b)	1,245	1,238,979
4.59%, 09/09/34(b)	1,705	1,657,485
4.79%, 03/08/29(b)	2,030	2,059,725
4.91%, 03/08/31(b)	1,530	1,556,217
4.99%, 03/08/34(a)(b)	1,695	1,698,484
5.22%, 03/08/54(a)(b)	2,365	2,223,785
5.27%, 11/13/26(b)	1,655	1,678,299
5.34%, 11/13/28(b)	2,390	2,470,449
5.49%, 11/13/30(a)(b)	1,985	2,077,814
5.59%, 11/13/33(a)(b)	2,670	2,791,882
7.00%, 03/01/39(a)(b)	1,575	1,845,081
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	575	557,350
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	917	543,397
Sentara Health, 2.93%, 11/01/51	410	251,199
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	140	82,776
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	758	667,776
SSM Health Care Corp.
4.89%, 06/01/28	750	757,000
Series A, 3.82%, 06/01/27(a)	883	869,966
Stanford Health Care
3.03%, 08/15/51(a)	625	388,340
Series 2018, 3.80%, 11/15/48	1,066	783,769
Series 2020, 3.31%, 08/15/30	390	368,197
Summa Health, 3.51%, 11/15/51(a)	325	229,037
Security	Par (000)	Value
Health Care - Services (continued)
Sutter Health
5.16%, 08/15/33	$25	$24,957
5.55%, 08/15/53(a)	10	9,578
Series 2018, 3.70%, 08/15/28	302	293,711
Series 2018, 4.09%, 08/15/48	420	325,266
Series 2025, 5.21%, 08/15/32	690	699,324
Series 2025, 5.54%, 08/15/35	2,100	2,129,870
Series 20A, 2.29%, 08/15/30	335	297,227
Series 20A, 3.16%, 08/15/40(a)	333	252,438
Series 20A, 3.36%, 08/15/50(a)	360	240,845
Texas Health Resources
2.33%, 11/15/50	755	408,404
4.33%, 11/15/55(a)	450	354,218
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	387,654
Trinity Health Corp.
4.13%, 12/01/45	810	646,838
Series 2019, 3.43%, 12/01/48(a)	575	416,088
Series 2021, 2.63%, 12/01/40(a)	770	534,046
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	320	285,142
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	1,110	1,093,489
2.00%, 05/15/30(a)	1,987	1,750,222
2.30%, 05/15/31	2,540	2,204,128
2.75%, 05/15/40	1,550	1,084,054
2.88%, 08/15/29	1,950	1,819,090
2.90%, 05/15/50	1,935	1,163,287
2.95%, 10/15/27	1,641	1,584,894
3.05%, 05/15/41	2,320	1,651,663
3.13%, 05/15/60(a)	1,555	897,596
3.25%, 05/15/51	3,200	2,043,791
3.38%, 04/15/27	1,005	985,168
3.45%, 01/15/27(a)	1,123	1,105,393
3.50%, 08/15/39	1,936	1,519,363
3.70%, 08/15/49	2,046	1,435,486
3.75%, 10/15/47	1,459	1,047,453
3.85%, 06/15/28(a)	1,850	1,819,438
3.88%, 12/15/28	1,526	1,491,714
3.88%, 08/15/59	1,897	1,281,284
3.95%, 10/15/42	868	684,491
4.00%, 05/15/29	1,847	1,804,392
4.20%, 05/15/32	2,420	2,299,834
4.20%, 01/15/47	1,190	919,798
4.25%, 01/15/29	2,385	2,356,897
4.25%, 03/15/43	1,103	895,817
4.25%, 04/15/47	1,153	901,996
4.25%, 06/15/48	2,172	1,680,462
4.38%, 03/15/42	711	593,226
4.45%, 12/15/48	1,748	1,393,479
4.50%, 04/15/33	2,165	2,064,632
4.60%, 04/15/27(a)	835	836,764
4.63%, 07/15/35(a)	1,655	1,564,200
4.63%, 11/15/41	1,056	914,636
4.70%, 04/15/29	745	746,403
4.75%, 07/15/26	850	851,904
4.75%, 07/15/45	3,020	2,576,784
4.75%, 05/15/52	3,259	2,677,333
4.80%, 01/15/30	2,100	2,109,834
4.90%, 04/15/31	1,630	1,633,426
4.95%, 01/15/32	2,460	2,445,692
4.95%, 05/15/62	1,530	1,257,896

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.00%, 04/15/34	$3,400	$3,321,806
5.05%, 04/15/53	3,185	2,737,510
5.15%, 07/15/34(a)	3,100	3,059,383
5.20%, 04/15/63	2,720	2,320,855
5.25%, 02/15/28(a)	2,195	2,236,586
5.30%, 02/15/30	1,922	1,968,117
5.35%, 02/15/33	3,015	3,042,440
5.38%, 04/15/54	2,670	2,403,226
5.50%, 07/15/44	2,335	2,195,532
5.50%, 04/15/64	1,620	1,455,099
5.63%, 07/15/54	4,330	4,046,991
5.70%, 10/15/40	535	524,395
5.75%, 07/15/64	2,795	2,608,671
5.80%, 03/15/36	1,254	1,282,212
5.88%, 02/15/53	3,075	2,968,316
5.95%, 02/15/41(a)	565	566,912
6.05%, 02/15/63	2,220	2,163,287
6.50%, 06/15/37	828	885,508
6.63%, 11/15/37	1,089	1,173,923
6.88%, 02/15/38(a)	1,468	1,625,952
Universal Health Services Inc.
1.65%, 09/01/26	1,161	1,116,239
2.65%, 10/15/30	1,400	1,229,061
2.65%, 01/15/32	977	812,068
4.63%, 10/15/29	890	872,199
5.05%, 10/15/34(a)	770	722,897
UPMC
5.04%, 05/15/33	250	246,139
5.38%, 05/15/43	505	464,369
WakeMed, Series A, 3.29%, 10/01/52(a)	160	104,306
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	201	123,602
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	717	598,498
Series 2021, 3.07%, 03/01/51	838	496,892
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	280	159,106
		443,084,550
Holding Companies - Diversified — 0.6%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	150	146,637
Antares Holdings LP
2.75%, 01/15/27(a)(b)	605	575,345
3.75%, 07/15/27(b)	575	550,268
3.95%, 07/15/26(b)	570	559,299
6.35%, 10/23/29(a)(b)	565	565,249
6.50%, 02/08/29(b)	125	125,550
7.95%, 08/11/28(b)	125	131,109
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	755	762,592
6.70%, 07/29/31	1,650	1,696,020
6.90%, 04/13/29	1,350	1,399,146
Ares Capital Corp.
2.15%, 07/15/26	1,680	1,628,343
2.88%, 06/15/27(a)	805	773,329
2.88%, 06/15/28	1,803	1,683,450
3.20%, 11/15/31	1,560	1,342,747
5.50%, 09/01/30	830	823,530
5.80%, 03/08/32	1,230	1,212,124
5.88%, 03/01/29	1,435	1,454,139
5.95%, 07/15/29	1,320	1,343,530
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.00%, 01/15/27	$840	$865,425
Ares Strategic Income Fund
5.60%, 02/15/30	1,045	1,026,906
5.70%, 03/15/28	1,440	1,442,385
6.20%, 03/21/32	1,095	1,085,274
6.35%, 08/15/29(a)	775	785,577
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	479	460,420
5.95%, 03/15/30	305	300,669
Barings BDC Inc.
3.30%, 11/23/26	515	499,475
7.00%, 02/15/29	200	205,274
Blackstone Private Credit Fund
2.63%, 12/15/26	1,570	1,512,610
3.25%, 03/15/27	1,551	1,499,598
4.00%, 01/15/29	972	923,343
4.95%, 09/26/27	350	346,292
5.25%, 04/01/30(a)	550	538,627
5.60%, 11/22/29(a)	700	696,123
5.95%, 07/16/29	900	908,292
6.00%, 01/29/32	1,550	1,548,443
6.00%, 11/22/34(a)	1,100	1,061,196
6.25%, 01/25/31	750	764,750
7.30%, 11/27/28	985	1,043,112
Blackstone Secured Lending Fund
2.13%, 02/15/27	1,028	977,182
2.75%, 09/16/26(a)	1,020	988,650
2.85%, 09/30/28	990	913,977
5.30%, 06/30/30(a)	850	835,058
5.35%, 04/13/28(a)	735	736,523
5.88%, 11/15/27	655	666,163
Blue Owl Capital Corp.
2.63%, 01/15/27	827	790,635
2.88%, 06/11/28	1,200	1,107,104
3.40%, 07/15/26(a)	1,498	1,465,352
5.95%, 03/15/29(a)	1,415	1,413,447
6.20%, 07/15/30(a)	460	462,491
Blue Owl Capital Corp. II, 8.45%, 11/15/26	155	160,845
Blue Owl Capital Corp. III, 3.13%, 04/13/27(a)	510	488,650
Blue Owl Credit Income Corp.
3.13%, 09/23/26	605	585,167
4.70%, 02/08/27(a)	685	677,393
5.80%, 03/15/30	1,430	1,416,405
6.60%, 09/15/29	1,275	1,302,715
6.65%, 03/15/31(a)	1,070	1,088,634
7.75%, 09/16/27	673	700,491
7.75%, 01/15/29	730	771,729
7.95%, 06/13/28	575	608,530
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	472	446,139
3.75%, 06/17/26(a)(b)	556	543,497
6.10%, 03/15/28(b)	1,225	1,214,693
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,215	1,222,353
Carlyle Secured Lending Inc., 6.75%, 02/18/30	385	388,563
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	195,346
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	1,643	1,592,986
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	665	652,539

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	$1,633	$1,513,227
3.38%, 09/06/49(b)	1,270	857,509
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	639	615,095
Franklin BSP Capital Corp., 7.20%, 06/15/29	340	342,444
FS KKR Capital Corp.
2.63%, 01/15/27	575	547,816
3.13%, 10/12/28	1,060	960,099
3.25%, 07/15/27	712	676,127
6.13%, 01/15/30	1,000	984,653
6.88%, 08/15/29	855	869,573
7.88%, 01/15/29(a)	245	256,856
Goldman Sachs BDC Inc., 6.38%, 03/11/27	285	290,692
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(a)(b)	275	276,027
6.25%, 05/06/30(a)(b)	280	282,417
Golub Capital BDC Inc.
2.05%, 02/15/27	625	590,147
2.50%, 08/24/26	736	712,236
6.00%, 07/15/29	1,055	1,067,303
7.05%, 12/05/28(a)	585	611,471
Golub Capital Private Credit Fund
5.80%, 09/12/29(b)	580	574,189
5.88%, 05/01/30(a)(b)	610	604,745
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	1,395	1,360,605
HPS Corporate Lending Fund
5.45%, 01/14/28(a)	20	19,996
5.95%, 04/14/32	55	54,209
6.25%, 09/30/29	30	30,478
6.75%, 01/30/29(a)	220	227,226
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	1,335	1,532,463
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	110	101,187
JAB Holdings BV
2.20%, 11/23/30(b)	482	408,364
3.75%, 05/28/51(b)	885	579,254
4.50%, 04/08/52(b)	690	512,055
Main Street Capital Corp.
3.00%, 07/14/26	870	845,064
6.50%, 06/04/27	465	474,039
6.95%, 03/01/29	495	510,379
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	515	509,946
6.00%, 05/19/30	400	401,715
6.15%, 05/17/29(a)	405	412,321
MSD Investment Corp., 6.25%, 05/31/30(a)(b)	290	284,465
New Mountain Finance Corp.
6.20%, 10/15/27(a)	455	457,127
6.88%, 02/01/29	200	201,872
North Haven Private Income Fund LLC, 5.75%, 02/01/30	80	79,062
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	110	111,983
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	590	558,981
6.34%, 02/27/30	395	389,856
7.10%, 02/15/29	400	408,226
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Strategic Credit Fund
6.50%, 07/23/29(a)	$455	$460,250
8.40%, 11/14/28	310	332,623
Sixth Street Lending Partners
5.75%, 01/15/30	870	865,756
6.13%, 07/15/30(a)(b)	1,275	1,288,623
6.50%, 03/11/29(a)	1,110	1,138,620
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	315	305,046
5.63%, 08/15/30	480	478,095
6.13%, 03/01/29(a)	500	508,315
6.95%, 08/14/28	478	499,148
		87,679,430
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	882	844,898
1.40%, 10/15/27(a)	1,107	1,030,996
4.85%, 10/15/30	105	104,851
5.00%, 10/15/34(a)	475	462,077
5.50%, 10/15/35	820	820,077
Lennar Corp.
4.75%, 11/29/27(a)	1,122	1,125,859
5.00%, 06/15/27	479	481,690
5.20%, 07/30/30	775	782,279
5.25%, 06/01/26	605	606,267
MDC Holdings Inc.
2.50%, 01/15/31	905	784,653
3.85%, 01/15/30	535	507,286
3.97%, 08/06/61(a)	352	253,374
6.00%, 01/15/43(a)	970	859,473
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	305	291,357
5.13%, 06/06/27(a)	220	222,024
5.65%, 03/15/35	480	468,695
NVR Inc., 3.00%, 05/15/30	1,293	1,192,667
PulteGroup Inc.
5.00%, 01/15/27	397	398,896
6.00%, 02/15/35(a)	424	434,132
6.38%, 05/15/33(a)	610	643,656
7.88%, 06/15/32	423	483,723
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	705	675,335
4.35%, 02/15/28	880	872,325
4.88%, 03/15/27	565	565,392
		14,911,982
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	845	814,045
3.50%, 11/15/51(a)	795	475,617
4.40%, 03/15/29(a)	1,013	971,455
LG Electronics Inc.
5.63%, 04/24/27(b)	485	491,901
5.63%, 04/24/29(b)	80	81,925
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	625	588,830
5.30%, 07/16/34(a)(b)	770	772,753
		4,196,526
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	755	631,001

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
2.65%, 04/30/30(a)	$912	$825,580
4.88%, 12/06/28	1,119	1,129,343
5.75%, 03/15/33	715	732,213
Church & Dwight Co. Inc.
2.30%, 12/15/31	470	403,304
3.15%, 08/01/27	1,042	1,016,141
3.95%, 08/01/47	680	518,983
5.00%, 06/15/52(a)	870	760,910
5.60%, 11/15/32	725	754,582
Clorox Co. (The)
1.80%, 05/15/30	1,080	942,791
3.10%, 10/01/27	903	877,567
3.90%, 05/15/28(a)	1,065	1,054,572
4.40%, 05/01/29(a)	860	859,892
4.60%, 05/01/32	950	937,683
Kimberly-Clark Corp.
1.05%, 09/15/27	1,248	1,164,945
2.00%, 11/02/31(a)	955	832,600
2.88%, 02/07/50(a)	819	519,242
3.10%, 03/26/30(a)	1,359	1,285,002
3.20%, 04/25/29	1,023	986,683
3.20%, 07/30/46	565	390,004
3.70%, 06/01/43(a)	465	362,906
3.90%, 05/04/47	819	624,446
3.95%, 11/01/28	1,199	1,191,262
4.50%, 02/16/33	530	522,911
5.30%, 03/01/41	580	561,531
6.63%, 08/01/37	1,186	1,348,119
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	760	673,052
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,952	3,846,688
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	635	495,353
4.35%, 09/30/44(a)(b)	550	426,129
4.75%, 10/15/46(b)	1,300	1,098,787
4.80%, 09/01/40(a)(b)	875	799,631
5.75%, 02/15/33(a)(b)	95	96,708
		28,670,561
Insurance — 4.8%
200 Park Funding Trust, 5.74%, 02/15/55(b)	1,660	1,600,803
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	140	138,929
ACE Capital Trust II, Series N, 9.70%, 04/01/30	230	274,045
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	850	858,205
Aegon Ltd., 5.50%, 04/11/48(a)(d)	957	951,371
Aflac Inc.
2.88%, 10/15/26	662	648,299
3.60%, 04/01/30(a)	1,723	1,661,471
4.00%, 10/15/46	645	493,582
4.75%, 01/15/49	867	728,481
6.45%, 08/15/40(a)	535	570,870
AIA Group Ltd.
3.20%, 09/16/40(b)	2,612	1,979,302
3.38%, 04/07/30(a)(b)	1,635	1,556,505
3.60%, 04/09/29(a)(b)	2,390	2,315,303
3.90%, 04/06/28(a)(b)	940	927,282
4.50%, 03/16/46(b)	1,090	939,378
4.88%, 03/11/44(b)	760	690,481
4.95%, 04/04/33(a)(b)	880	881,352
4.95%, 03/30/35(b)	815	793,335
Security	Par (000)	Value
Insurance (continued)
5.38%, 04/05/34(a)(b)	$1,460	$1,473,925
5.40%, 09/30/54(b)	775	709,677
5.63%, 10/25/27(b)	1,520	1,562,765
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,271	1,389,041
Alleghany Corp.
3.25%, 08/15/51	985	647,483
3.63%, 05/15/30	985	947,307
4.90%, 09/15/44	577	512,847
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(d)	1,660	1,624,602
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(d)	1,045	1,075,102
Allstate Corp. (The)
1.45%, 12/15/30(a)	1,266	1,068,505
3.28%, 12/15/26	887	871,742
3.85%, 08/10/49	792	583,856
4.20%, 12/15/46	1,157	918,801
4.50%, 06/15/43	799	673,999
5.05%, 06/24/29	655	669,008
5.25%, 03/30/33	900	911,311
5.35%, 06/01/33	935	953,380
5.55%, 05/09/35(a)	1,011	1,034,853
5.95%, 04/01/36	530	557,699
6.50%, 05/15/67(d)	735	736,319
American Financial Group Inc./OH
4.50%, 06/15/47	1,205	949,406
5.25%, 04/02/30(a)	567	581,465
American International Group Inc.
3.40%, 06/30/30	640	602,657
3.88%, 01/15/35	750	671,325
4.20%, 04/01/28(a)	835	828,750
4.38%, 06/30/50(a)	1,588	1,283,432
4.50%, 07/16/44	1,255	1,065,375
4.75%, 04/01/48	1,496	1,288,068
4.80%, 07/10/45	700	614,959
4.85%, 05/07/30	205	205,787
5.13%, 03/27/33	1,210	1,210,616
5.45%, 05/07/35(a)	220	221,208
6.25%, 05/01/36(a)	605	640,283
Series A-9, 5.75%, 04/01/48(d)	210	210,099
American National Global Funding
5.25%, 06/03/30(b)	625	623,982
5.55%, 01/28/30(b)	1,180	1,195,913
American National Group Inc.
5.00%, 06/15/27	977	976,445
5.75%, 10/01/29	200	203,404
6.14%, 06/13/32(a)(b)	750	754,558
Americo Life Inc., 3.45%, 04/15/31(a)(b)	758	666,812
AmFam Holdings Inc.
2.81%, 03/11/31(a)(b)	935	784,681
3.83%, 03/11/51(b)	861	530,170
Aon Corp.
2.80%, 05/15/30	1,703	1,559,971
3.75%, 05/02/29	1,178	1,144,385
4.50%, 12/15/28(a)	817	819,296
6.25%, 09/30/40	575	601,810
8.21%, 01/01/27	384	403,542
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	670	570,374

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.60%, 12/02/31	$760	$664,493
2.85%, 05/28/27	1,175	1,141,149
2.90%, 08/23/51	951	566,283
3.90%, 02/28/52	1,397	1,002,227
5.00%, 09/12/32(a)	840	843,678
5.35%, 02/28/33	1,100	1,118,684
Aon Global Ltd.
4.25%, 12/12/42	730	575,807
4.45%, 05/24/43(a)	296	240,832
4.60%, 06/14/44	925	776,909
4.75%, 05/15/45	945	808,039
Aon North America Inc.
5.13%, 03/01/27	1,105	1,116,593
5.15%, 03/01/29	1,520	1,550,265
5.30%, 03/01/31	1,070	1,096,439
5.45%, 03/01/34	2,725	2,755,225
5.75%, 03/01/54	2,920	2,787,942
Arch Capital Finance LLC
4.01%, 12/15/26	897	889,275
5.03%, 12/15/46	809	708,332
Arch Capital Group Ltd.
3.64%, 06/30/50	1,372	967,691
7.35%, 05/01/34	503	572,075
Arch Capital Group U.S. Inc., 5.14%, 11/01/43(a)	992	893,717
Arthur J Gallagher & Co.
2.40%, 11/09/31	823	712,799
3.05%, 03/09/52(a)	791	482,232
3.50%, 05/20/51	1,715	1,154,387
4.60%, 12/15/27	1,075	1,077,489
4.85%, 12/15/29	1,415	1,426,041
5.00%, 02/15/32	685	686,615
5.15%, 02/15/35	2,445	2,406,340
5.45%, 07/15/34	1,225	1,238,091
5.50%, 03/02/33(a)	740	753,958
5.55%, 02/15/55	2,620	2,428,939
5.75%, 03/02/53	814	778,987
5.75%, 07/15/54(a)	425	404,123
6.50%, 02/15/34	725	783,179
6.75%, 02/15/54	975	1,051,928
Ascot Group Ltd.
4.25%, 12/15/30(b)	281	252,326
6.35%, 06/15/35, (5-year CMT + 2.375%)(b)(d)	5	5,073
Assurant Inc.
2.65%, 01/15/32(a)	745	623,320
3.70%, 02/22/30	846	795,205
4.90%, 03/27/28	765	766,475
6.75%, 02/15/34	455	485,723
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(b)(d)	480	443,020
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,240	1,129,957
3.60%, 09/15/51	892	584,039
6.13%, 09/15/28	520	542,918
Athene Global Funding
1.61%, 06/29/26(a)(b)	1,020	987,847
1.73%, 10/02/26(a)(b)	1,090	1,047,745
1.99%, 08/19/28(b)	1,210	1,106,686
2.45%, 08/20/27(a)(b)	775	735,406
2.50%, 03/24/28(b)	1,122	1,054,380
Security	Par (000)	Value
Insurance (continued)
2.55%, 11/19/30(b)	$1,015	$890,182
2.65%, 10/04/31(b)	1,000	856,909
2.67%, 06/07/31(b)	941	808,994
2.72%, 01/07/29(b)	705	651,078
2.95%, 11/12/26(b)	460	448,445
4.72%, 10/08/29(a)(b)	590	582,251
4.83%, 05/09/28(b)	225	224,936
4.86%, 08/27/26(b)	600	601,388
4.95%, 01/07/27(a)(b)	600	601,551
5.32%, 11/13/31(b)	1,190	1,183,336
5.34%, 01/15/27(b)	795	802,154
5.35%, 07/09/27(b)	880	891,733
5.38%, 01/07/30(b)	505	511,568
5.52%, 03/25/27(b)	1,655	1,677,950
5.53%, 07/11/31(b)	1,025	1,038,007
5.58%, 01/09/29(b)	1,765	1,801,443
Athene Holding Ltd.
3.45%, 05/15/52	1,102	676,932
3.50%, 01/15/31	960	890,538
3.95%, 05/25/51(a)	720	489,256
4.13%, 01/12/28	1,560	1,533,744
5.88%, 01/15/34(a)	1,065	1,078,563
6.15%, 04/03/30	1,100	1,153,799
6.25%, 04/01/54	1,820	1,738,975
6.63%, 10/15/54, (5-year CMT + 2.607%)(d)	790	776,839
6.63%, 05/19/55	1,550	1,544,012
6.65%, 02/01/33(a)	600	636,349
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	405	356,492
AXA SA, 8.60%, 12/15/30	185	218,515
Axis Specialty Finance LLC
3.90%, 07/15/29	823	790,350
4.90%, 01/15/40, (5-year CMT + 3.186%)(d)	607	575,964
Axis Specialty Finance PLC
4.00%, 12/06/27	870	854,946
5.15%, 04/01/45(a)	540	475,018
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,865	1,787,340
Belrose Funding Trust II, 6.79%, 05/15/55(b)	1,500	1,503,484
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,902	1,651,300
1.85%, 03/12/30(a)	1,132	1,021,085
2.30%, 03/15/27	1,365	1,326,013
2.50%, 01/15/51	1,190	691,139
2.85%, 10/15/50(a)	2,690	1,692,209
2.88%, 03/15/32(a)	1,827	1,669,579
3.85%, 03/15/52	4,720	3,537,908
4.20%, 08/15/48	3,463	2,842,500
4.25%, 01/15/49	3,029	2,509,524
4.30%, 05/15/43	605	524,952
4.40%, 05/15/42	1,136	1,024,221
5.75%, 01/15/40	1,250	1,324,046
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	1,525	1,386,114
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	638	583,916
5.55%, 04/09/27(b)	380	384,871
5.65%, 06/10/29(b)	560	570,795
Brighthouse Financial Inc.
3.70%, 06/22/27	840	820,456
3.85%, 12/22/51	580	367,638
4.70%, 06/22/47(a)	989	746,776
5.63%, 05/15/30(a)	1,014	1,029,522

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31	$1,448	$1,255,282
4.20%, 03/17/32	830	775,872
4.50%, 03/15/29	915	907,542
4.95%, 03/17/52(a)	1,210	1,001,118
5.65%, 06/11/34	755	762,794
Chubb Corp. (The)
6.00%, 05/11/37	1,085	1,155,349
Series 1, 6.50%, 05/15/38	1,165	1,285,826
Chubb INA Holdings LLC
1.38%, 09/15/30	1,470	1,262,832
2.85%, 12/15/51	970	603,192
3.05%, 12/15/61	1,510	898,367
4.15%, 03/13/43	815	675,692
4.35%, 11/03/45	3,162	2,645,552
4.65%, 08/15/29(a)	1,445	1,459,193
5.00%, 03/15/34	2,375	2,377,109
6.70%, 05/15/36	475	528,754
Cincinnati Financial Corp.
6.13%, 11/01/34(a)	640	674,434
6.92%, 05/15/28(a)	755	806,848
CNA Financial Corp.
2.05%, 08/15/30(a)	1,045	906,815
3.45%, 08/15/27	993	968,614
3.90%, 05/01/29	1,379	1,339,914
5.13%, 02/15/34(a)	445	438,232
5.50%, 06/15/33	535	540,145
CNO Financial Group Inc.
5.25%, 05/30/29	1,074	1,071,944
6.45%, 06/15/34	895	921,581
CNO Global Funding
1.75%, 10/07/26(a)(b)	965	926,446
2.65%, 01/06/29(b)	1,345	1,246,994
4.88%, 12/10/27(b)	350	350,949
4.95%, 09/09/29(b)	975	974,064
5.88%, 06/04/27(b)	720	736,335
Constellation Insurance Inc., 6.80%, 01/24/30(b)	5	4,793
Corebridge Financial Inc.
3.65%, 04/05/27	1,965	1,933,959
3.85%, 04/05/29	1,885	1,829,048
3.90%, 04/05/32(a)	1,990	1,831,747
4.35%, 04/05/42	915	750,140
4.40%, 04/05/52	1,890	1,466,765
5.75%, 01/15/34	1,170	1,191,747
6.05%, 09/15/33	790	819,029
6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	805	783,328
6.88%, 12/15/52, (5-year CMT + 3.846%)(d)	1,070	1,086,208
Corebridge Global Funding
4.65%, 08/20/27(b)	1,330	1,333,156
4.90%, 01/07/28(a)(b)	185	187,189
4.90%, 12/03/29(a)(b)	930	936,112
5.20%, 01/12/29(b)	820	834,877
5.20%, 06/24/29(b)	985	1,000,643
5.35%, 06/24/26(a)(b)	475	479,067
5.75%, 07/02/26(b)	885	896,190
5.90%, 09/19/28(b)	545	566,388
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%(b)(d)(e)	905	891,338
6.20%, , (5-year CMT + 2.515%)(b)(d)(e)	3,215	3,191,124
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	20	19,803
Security	Par (000)	Value
Insurance (continued)
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	$435	$376,561
Empower Finance 2020 LP
1.36%, 09/17/27(b)	898	835,197
1.78%, 03/17/31(b)	1,002	860,340
3.08%, 09/17/51(b)	1,245	761,775
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(d)	425	413,309
Enstar Group Ltd.
3.10%, 09/01/31	1,050	917,681
4.95%, 06/01/29	1,060	1,053,313
7.50%, 04/01/45, (5-year CMT + 3.186%)(a)(b)(d)	430	435,375
Equitable Financial Life Global Funding
1.30%, 07/12/26(b)	803	775,484
1.40%, 08/27/27(b)	797	742,249
1.70%, 11/12/26(b)	798	766,692
1.75%, 11/15/30(a)(b)	807	688,257
1.80%, 03/08/28(b)	1,160	1,076,236
4.88%, 11/19/27(b)	1,120	1,127,231
5.00%, 03/27/30(a)(b)	305	306,865
5.45%, 03/03/28(b)	615	630,266
Equitable Holdings Inc.
4.35%, 04/20/28	2,556	2,538,714
4.57%, 02/15/29(b)	892	879,265
5.00%, 04/20/48(a)	1,982	1,699,870
5.59%, 01/11/33	765	780,103
6.70%, 03/28/55, (5-year CMT + 2.390%)(d)	370	374,214
7.00%, 04/01/28(a)	130	138,061
Essent Group Ltd., 6.25%, 07/01/29	615	633,960
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,545	925,637
3.50%, 10/15/50	1,830	1,204,378
4.87%, 06/01/44	720	620,712
F&G Annuities & Life Inc.
6.25%, 10/04/34(a)	845	817,134
6.50%, 06/04/29	940	960,819
7.40%, 01/13/28	780	811,745
F&G Global Funding
1.75%, 06/30/26(b)	1,360	1,316,820
2.00%, 09/20/28(a)(b)	965	880,822
2.30%, 04/11/27(a)(b)	765	731,432
5.88%, 06/10/27(b)	715	728,958
5.88%, 01/16/30(b)	585	594,634
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	872,383
4.63%, 04/29/30	1,121	1,104,611
4.85%, 04/17/28	1,209	1,215,177
5.63%, 08/16/32	1,255	1,275,032
6.00%, 12/07/33	970	997,251
6.10%, 03/15/55	680	645,433
6.35%, 03/22/54	1,325	1,296,739
6.50%, 05/20/55(b)	500	495,469
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	670,338
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(d)	475	445,590
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.454%)(b)(d)	760	675,460
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	576	460,517

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	$100	$100,185
Fidelity National Financial Inc.
2.45%, 03/15/31	1,192	1,020,596
3.20%, 09/17/51(a)	795	474,191
3.40%, 06/15/30	1,205	1,112,525
4.50%, 08/15/28	997	988,187
First American Financial Corp.
2.40%, 08/15/31	1,187	1,004,933
4.00%, 05/15/30	1,030	968,512
5.45%, 09/30/34	665	644,171
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,715	2,501,358
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,500	1,537,300
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,015	1,009,689
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	1,005	1,017,513
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	1,207	1,106,717
2.25%, 01/06/27(a)(b)	780	749,272
2.90%, 01/06/32(b)	1,105	950,643
4.40%, 09/23/27(a)(b)	825	817,650
5.20%, 12/09/31(b)	440	436,794
5.40%, 01/13/30(a)(b)	645	655,669
5.50%, 01/08/29(a)(b)	1,060	1,081,213
5.50%, 04/01/32(a)(b)	450	451,399
5.90%, 01/13/35(b)	770	769,715
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,340	1,166,293
4.40%, 10/15/29(a)(b)	1,033	992,447
6.75%, 03/15/54(a)(b)	1,265	1,253,145
7.95%, 06/15/33(b)	606	675,738
Globe Life Inc.
2.15%, 08/15/30	907	788,120
4.55%, 09/15/28	1,175	1,174,367
4.80%, 06/15/32(a)	545	530,486
5.85%, 09/15/34(a)	605	614,443
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(a)(b)	895	878,767
4.58%, 05/17/48(b)	963	793,588
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,315	1,020,709
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	725	672,138
1.40%, 07/06/27(a)(b)	575	540,567
1.63%, 09/16/28(b)	660	603,714
3.25%, 03/29/27(b)	720	705,979
4.18%, 09/26/29(a)(b)	865	856,524
4.80%, 04/28/30(b)	725	730,587
5.55%, 10/28/27(b)	1,070	1,096,372
5.74%, 10/02/28(b)	845	879,574
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	396	257,809
4.85%, 01/24/77(b)	951	768,136
4.88%, 06/19/64(a)(b)	565	472,626
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	893	779,879
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	1,174	1,094,008
Security	Par (000)	Value
Insurance (continued)
2.90%, 09/15/51	$990	$603,720
3.60%, 08/19/49(a)	1,415	1,009,268
4.30%, 04/15/43	623	514,036
4.40%, 03/15/48(a)	786	644,754
5.95%, 10/15/36	608	627,848
6.10%, 10/01/41	597	604,387
6.63%, 03/30/40	432	460,395
High Street Funding Trust III, 5.81%, 02/15/55(b)	50	47,490
Horace Mann Educators Corp., 7.25%, 09/15/28	265	282,958
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	840	839,713
Jackson Financial Inc.
3.13%, 11/23/31(a)	1,220	1,059,369
4.00%, 11/23/51	1,020	673,383
5.17%, 06/08/27	612	616,729
5.67%, 06/08/32	520	519,667
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	817	761,404
4.60%, 10/01/29(b)	255	252,247
4.90%, 01/13/27(b)	600	602,279
5.25%, 04/12/28(b)	765	776,430
5.35%, 01/13/30(b)	600	611,973
5.55%, 07/02/27(b)	70	71,169
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	687,603
Kemper Corp.
2.40%, 09/30/30	955	828,439
3.80%, 02/23/32	490	437,585
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(b)(d)	150	150,750
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)(b)	2,171	1,535,771
3.95%, 05/15/60(b)	1,139	733,963
4.57%, 02/01/29(a)(b)	1,961	1,943,745
4.85%, 08/01/44(a)(b)	760	643,490
5.50%, 06/15/52(a)(b)	1,540	1,375,804
6.50%, 03/15/35(a)(b)	482	493,679
6.50%, 05/01/42(a)(b)	410	398,181
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	85	92,018
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	625	626,265
5.30%, 01/13/30(a)(b)	275	281,034
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	1,043	918,829
3.05%, 01/15/30(a)	798	738,397
3.40%, 01/15/31	930	853,609
3.40%, 03/01/32	510	451,151
3.63%, 12/12/26(a)	750	738,878
3.80%, 03/01/28(a)	546	533,699
4.35%, 03/01/48	223	173,764
5.85%, 03/15/34	885	897,031
6.30%, 10/09/37(a)	609	626,668
7.00%, 06/15/40(a)	689	753,682
Loews Corp.
3.20%, 05/15/30	1,400	1,309,354
4.13%, 05/15/43	1,004	833,136
6.00%, 02/01/35	280	300,733
Manulife Financial Corp.
2.48%, 05/19/27	945	911,735

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.70%, 03/16/32	$1,215	$1,130,964
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(d)	1,370	1,349,979
5.38%, 03/04/46	1,255	1,203,104
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	855	570,780
Markel Group Inc.
3.35%, 09/17/29	936	891,945
3.45%, 05/07/52	1,130	739,318
3.50%, 11/01/27(a)	842	821,464
4.15%, 09/17/50	936	697,623
4.30%, 11/01/47	681	524,235
5.00%, 03/30/43(a)	595	521,024
5.00%, 04/05/46	526	451,609
5.00%, 05/20/49	990	838,971
6.00%, 05/16/54	615	598,802
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	1,300	1,152,421
2.38%, 12/15/31(a)	545	469,969
2.90%, 12/15/51	655	397,143
4.20%, 03/01/48	1,021	813,041
4.35%, 01/30/47	924	762,228
4.38%, 03/15/29	2,532	2,530,680
4.55%, 11/08/27	1,360	1,365,602
4.65%, 03/15/30	2,065	2,073,475
4.75%, 03/15/39	808	752,109
4.85%, 11/15/31	1,715	1,722,170
4.90%, 03/15/49	1,951	1,713,448
5.00%, 03/15/35	3,150	3,099,196
5.15%, 03/15/34(a)	730	734,652
5.35%, 11/15/44	760	725,058
5.40%, 09/15/33(a)	855	874,880
5.40%, 03/15/55	2,775	2,592,591
5.45%, 03/15/53	905	851,994
5.45%, 03/15/54	845	793,547
5.70%, 09/15/53(a)	1,450	1,418,159
5.75%, 11/01/32(a)	785	826,317
5.88%, 08/01/33(a)	570	600,152
6.25%, 11/01/52	755	790,990
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	985	575,680
3.38%, 04/15/50(b)	1,028	683,872
3.73%, 10/15/70(b)	1,045	668,497
4.50%, 04/15/65(b)	425	314,288
4.90%, 04/01/77(b)	603	485,103
5.08%, 02/15/69(b)(d)	1,345	1,171,028
5.38%, 12/01/41(a)(b)	637	575,206
5.67%, 12/01/52(b)	515	489,025
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	640	618,542
1.55%, 10/09/30(b)	1,573	1,338,487
2.15%, 03/09/31(a)(b)	948	824,911
2.35%, 01/14/27(a)(b)	625	605,456
4.30%, 10/22/27(b)	300	298,927
4.35%, 09/17/31(b)	885	862,479
4.45%, 03/27/28(a)(b)	600	601,120
4.55%, 05/07/30(b)	400	399,297
4.85%, 01/17/29(b)	1,260	1,273,434
4.95%, 01/10/30(b)	1,030	1,042,785
5.05%, 12/07/27(a)(b)	1,240	1,260,036
5.05%, 06/14/28(b)	1,490	1,514,984
Security	Par (000)	Value
Insurance (continued)
5.10%, 04/09/27(b)	$1,275	$1,292,034
5.15%, 05/30/29(b)	1,025	1,048,124
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)(d)	990	981,097
5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(d)	2,335	2,267,289
6.10%, 06/11/55, (5-year CMT + 2.911%)(b)(d)	3,245	3,186,946
Mercury General Corp., 4.40%, 03/15/27	783	771,665
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	937	899,048
4.00%, 10/01/27(b)	865	856,173
4.80%, 01/14/28(a)(b)	795	802,488
4.85%, 01/16/27(b)	700	704,595
5.25%, 04/12/29(a)(b)	870	889,448
5.40%, 06/20/26(b)	855	863,583
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	1,094	1,186,597
MetLife Inc.
4.05%, 03/01/45	1,702	1,361,643
4.13%, 08/13/42(a)	1,225	1,006,949
4.55%, 03/23/30(a)	1,635	1,645,746
4.60%, 05/13/46	1,170	1,017,218
4.72%, 12/15/44	965	837,695
4.88%, 11/13/43	1,634	1,471,750
5.00%, 07/15/52(a)	1,650	1,460,528
5.25%, 01/15/54(a)	1,625	1,491,103
5.30%, 12/15/34(a)	1,145	1,159,292
5.38%, 07/15/33(a)	1,485	1,528,801
5.70%, 06/15/35	1,676	1,748,419
5.88%, 02/06/41	1,321	1,345,975
6.38%, 06/15/34	1,383	1,509,416
6.40%, 12/15/66	1,934	1,959,656
6.50%, 12/15/32(a)	936	1,038,905
9.25%, 04/08/68(b)	555	650,633
10.75%, 08/01/69	1,331	1,741,968
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(d)	1,440	1,448,532
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,210	1,023,996
1.88%, 01/11/27(b)	1,082	1,039,215
2.40%, 01/11/32(a)(b)	1,105	941,844
2.95%, 04/09/30(b)	1,805	1,669,971
3.00%, 09/19/27(b)	1,414	1,369,077
3.05%, 06/17/29(a)(b)	812	768,252
3.30%, 03/21/29(b)	735	703,517
3.45%, 12/18/26(a)(b)	1,609	1,586,290
4.30%, 08/25/29(b)	980	968,918
4.40%, 06/30/27(a)(b)	965	967,110
4.85%, 01/08/29(b)	1,415	1,430,981
4.90%, 01/09/30(a)(b)	575	583,630
5.05%, 06/11/27(a)(b)	870	880,581
5.05%, 01/06/28(b)	810	822,898
5.05%, 01/08/34(b)	815	810,405
5.15%, 03/28/33(a)(b)	1,532	1,536,466
5.40%, 09/12/28(b)	850	876,515
MGIC Investment Corp., 5.25%, 08/15/28	370	367,432
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(d)(e)	510	499,244

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(d)	$1,395	$1,417,387
Munich Re America Corp., Series B, 7.45%, 12/15/26	165	172,897
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(b)	1,235	1,236,175
5.35%, 04/09/27(b)	955	966,416
5.45%, 12/12/28(b)	780	799,034
Mutual of Omaha Cos Global Funding
5.00%, 04/01/30(b)	750	758,122
5.80%, 07/27/26(a)(b)	765	774,266
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	243	238,110
6.80%, 06/15/36(a)(b)	175	187,777
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	180	146,386
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,605	1,169,848
5.30%, 11/18/44(a)(b)	605	544,186
6.75%, 05/15/87(a)	395	389,075
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,934	1,438,622
4.95%, 04/22/44(b)	692	576,833
7.88%, 04/01/33(b)	763	852,432
8.25%, 12/01/31(a)(b)	619	706,443
9.38%, 08/15/39(a)(b)	892	1,142,060
New York Life Global Funding
1.15%, 06/09/26(b)	1,195	1,156,463
1.20%, 08/07/30(b)	1,385	1,171,561
1.85%, 08/01/31(a)(b)	974	828,318
2.35%, 07/14/26(a)(b)	120	117,257
3.00%, 01/10/28(a)(b)	1,142	1,106,633
3.25%, 04/07/27(a)(b)	915	898,853
3.90%, 10/01/27(a)(b)	1,285	1,271,488
3.90%, 10/16/28(b)	80	78,478
4.40%, 12/13/27(b)	350	350,459
4.40%, 04/25/28(a)(b)	1,290	1,292,405
4.55%, 01/28/33(b)	1,790	1,732,140
4.60%, 12/05/29(a)(b)	585	587,848
4.60%, 06/03/30(b)	925	928,216
4.70%, 01/29/29(b)	1,255	1,264,628
4.85%, 01/09/28(a)(b)	1,530	1,547,468
4.90%, 04/02/27(b)	650	656,063
4.90%, 06/13/28(b)	1,474	1,496,571
5.00%, 06/06/29(b)	685	696,031
5.00%, 01/09/34(b)	1,180	1,173,438
5.35%, 01/23/35(b)	680	687,506
5.45%, 09/18/26(b)	1,070	1,084,527
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,966	1,411,826
4.45%, 05/15/69(b)	1,490	1,127,999
5.88%, 05/15/33(b)	1,648	1,710,046
6.75%, 11/15/39(b)	1,766	1,953,842
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)(d)	2,610	2,253,960
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(d)	1,135	968,319
Security	Par (000)	Value
Insurance (continued)
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(d)	$1,902	$1,745,448
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(d)	520	505,501
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(d)	1,640	1,626,839
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(d)	1,130	1,146,866
6.50%, 04/30/55, (5-year CMT + 3.189%)(b)(d)	2,335	2,369,756
NLG Global Funding, 5.40%, 01/23/30(b)	1,345	1,367,781
NMI Holdings Inc., 6.00%, 08/15/29	470	477,015
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	1,125	1,040,432
1.75%, 01/11/27(b)	1,112	1,066,647
3.30%, 04/04/29(b)	100	95,751
4.11%, 09/12/27(b)	840	835,068
4.35%, 09/15/27(a)(b)	635	635,568
4.49%, 03/21/28(a)(b)	900	903,220
4.60%, 06/03/30(b)	775	776,837
4.71%, 01/10/29(b)	1,100	1,105,801
4.90%, 06/12/28(b)	1,335	1,353,979
4.96%, 01/13/30(a)(b)	730	741,917
5.07%, 03/25/27(a)(b)	865	875,171
5.16%, 05/28/31(a)(b)	1,275	1,299,556
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	1,460	981,059
3.63%, 09/30/59(b)	1,919	1,269,816
3.85%, 09/30/47(b)	1,992	1,484,667
6.06%, 03/30/40(a)(b)	1,260	1,299,625
6.17%, 05/29/55(b)	1,605	1,650,858
Old Republic International Corp.
3.85%, 06/11/51	1,027	707,621
3.88%, 08/26/26	773	764,491
5.75%, 03/28/34	680	690,900
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	520	384,441
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	857	794,191
1.60%, 09/21/28(b)	587	534,388
2.45%, 01/11/32(a)(b)	1,000	845,875
4.50%, 08/28/29(a)(b)	1,040	1,035,989
4.85%, 02/10/30(b)	380	383,050
4.90%, 04/04/28(b)	750	758,202
4.90%, 01/11/29(a)(b)	845	854,298
5.50%, 08/28/26(b)	895	906,867
5.50%, 07/18/28(a)(b)	770	793,514
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,180	904,812
9.25%, 06/15/39(a)(b)	175	233,508
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	1,175	770,100
5.13%, 01/30/43(a)(b)	670	606,481
5.40%, 09/15/52(a)(b)	1,055	971,658
6.60%, 09/15/33(a)(b)	565	607,492
PartnerRe Finance B LLC
3.70%, 07/02/29	1,245	1,195,245
4.50%, 10/01/50, (5-year CMT + 3.815%)(d)	745	688,779
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(b)	125	125,790

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	$536	$337,255
Pine Street Trust II, 5.57%, 02/15/49(b)	830	743,963
Pine Street Trust III, 6.22%, 05/15/54(b)	945	911,199
Pricoa Global Funding I
1.20%, 09/01/26(a)(b)	1,182	1,134,115
4.40%, 08/27/27(b)	585	584,029
4.65%, 08/27/31(b)	895	886,857
4.70%, 05/28/30(b)	750	752,848
5.10%, 05/30/28(a)(b)	935	952,502
5.35%, 05/28/35(b)	870	872,751
5.55%, 08/28/26(a)(b)	385	390,076
Primerica Inc., 2.80%, 11/19/31	1,009	881,661
Principal Financial Group Inc.
2.13%, 06/15/30	833	734,111
3.10%, 11/15/26	650	636,303
3.70%, 05/15/29	1,203	1,164,005
4.11%, 02/15/28(a)(b)	555	544,601
4.30%, 11/15/46(a)	620	504,774
4.35%, 05/15/43	615	510,239
4.63%, 09/15/42	615	534,550
5.38%, 03/15/33	580	588,070
5.50%, 03/15/53	465	436,732
6.05%, 10/15/36	870	912,401
Principal Life Global Funding II
1.25%, 08/16/26(b)	768	738,782
1.50%, 11/17/26(a)(b)	709	680,162
1.50%, 08/27/30(a)(b)	992	842,624
1.63%, 11/19/30(a)(b)	375	319,325
2.50%, 09/16/29(a)(b)	692	637,457
4.60%, 08/19/27(b)	1,105	1,106,918
4.80%, 01/09/28(b)	560	564,415
4.95%, 11/27/29(a)(b)	645	650,404
5.00%, 01/16/27(b)	750	755,587
5.10%, 01/25/29(b)	1,360	1,380,979
5.50%, 06/28/28(b)	675	693,582
Progressive Corp. (The)
2.45%, 01/15/27	900	874,199
2.50%, 03/15/27	860	834,464
3.00%, 03/15/32	682	613,390
3.20%, 03/26/30(a)	930	881,895
3.70%, 01/26/45	512	388,042
3.70%, 03/15/52	740	533,412
3.95%, 03/26/50(a)	517	393,224
4.00%, 03/01/29	1,393	1,374,991
4.13%, 04/15/47	1,501	1,190,329
4.20%, 03/15/48	1,125	906,110
4.35%, 04/25/44	625	521,113
4.95%, 06/15/33	620	625,861
6.25%, 12/01/32	700	761,495
6.63%, 03/01/29	815	878,973
Protective Life Corp.
3.40%, 01/15/30(a)(b)	711	670,923
4.30%, 09/30/28(b)	662	655,659
5.35%, 08/10/52(b)	160	147,817
Protective Life Global Funding
1.30%, 09/20/26(b)	743	711,352
1.74%, 09/21/30(a)(b)	1,100	949,465
1.90%, 07/06/28(b)	780	721,488
4.34%, 09/13/27(a)(b)	450	447,557
4.71%, 07/06/27(a)(b)	545	547,260
Security	Par (000)	Value
Insurance (continued)
4.77%, 12/09/29(b)	$555	$557,309
4.80%, 06/05/30(b)	600	600,766
4.99%, 01/12/27(b)	705	709,890
5.22%, 06/12/29(b)	640	653,775
5.43%, 01/14/32(a)(b)	590	601,673
5.47%, 12/08/28(a)(b)	900	926,069
Prudential Financial Inc.
2.10%, 03/10/30(a)	965	871,010
3.00%, 03/10/40	860	633,308
3.70%, 10/01/50, (5-year CMT + 3.035%)(d)	1,060	959,817
3.70%, 03/13/51	2,263	1,614,256
3.88%, 03/27/28(a)	790	782,681
3.91%, 12/07/47	1,497	1,133,344
3.94%, 12/07/49	1,502	1,119,721
4.35%, 02/25/50	1,484	1,194,587
4.42%, 03/27/48	849	691,543
4.50%, 09/15/47(a)(d)	947	927,493
4.60%, 05/15/44(a)	1,115	953,934
5.13%, 03/01/52, (5-year CMT + 3.162%)(d)	1,390	1,335,502
5.20%, 03/14/35	1,540	1,532,007
5.70%, 12/14/36	1,188	1,220,970
5.70%, 09/15/48(a)(d)	1,497	1,497,870
5.75%, 07/15/33	881	924,677
6.00%, 09/01/52, (5-year CMT + 3.234%)(d)	1,775	1,771,952
6.50%, 03/15/54, (5-year CMT + 2.404%)(d)	1,230	1,248,741
6.63%, 12/01/37	530	581,122
6.63%, 06/21/40	530	582,603
6.75%, 03/01/53, (5-year CMT + 2.848%)(d)	595	620,308
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,659	1,557,866
3.63%, 03/24/32	680	623,864
Reinsurance Group of America Inc.
3.15%, 06/15/30	1,326	1,227,203
3.90%, 05/15/29	1,080	1,052,307
3.95%, 09/15/26	850	842,757
5.75%, 09/15/34	900	911,878
6.00%, 09/15/33(a)	730	755,747
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	634	607,417
2.75%, 01/21/27(a)(b)	462	443,687
5.28%, 11/07/29(b)	135	136,720
RenaissanceRe Finance Inc., 3.45%, 07/01/27(a)	859	842,804
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	860	825,903
5.75%, 06/05/33	1,065	1,081,027
5.80%, 04/01/35	700	705,263
RGA Global Funding
2.00%, 11/30/26(a)(b)	690	665,129
2.70%, 01/18/29(b)	875	814,206
5.05%, 12/06/31(b)	1,080	1,066,687
5.25%, 01/09/30(a)(b)	785	799,459
5.45%, 05/24/29(a)(b)	1,405	1,442,382
5.50%, 01/11/31(b)	1,170	1,195,386
6.00%, 11/21/28(b)	450	470,127
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	221,697
Sammons Financial Group Global Funding
5.05%, 01/10/28(a)(b)	160	161,889
5.10%, 12/10/29(b)	170	172,070
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	1,330	1,197,004

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.45%, 05/12/27(a)(b)	$880	$873,555
4.75%, 04/08/32(a)(b)	865	810,310
6.88%, 04/15/34(b)	1,050	1,097,140
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	1,105	987,852
5.13%, 11/13/26(b)	610	604,727
7.20%, 10/30/34(a)(b)	815	767,223
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	560	478,504
Selective Insurance Group Inc.
5.38%, 03/01/49	535	468,985
5.90%, 04/15/35	395	395,634
SiriusPoint Ltd., 7.00%, 04/05/29	230	239,406
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	438,583
Stewart Information Services Corp., 3.60%, 11/15/31	901	798,228
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(b)(d)	1,198	1,063,865
4.00%, 09/14/77(a)(b)(d)	1,520	1,478,448
5.88%, (5-year CMT + 2.841%)(b)(d)(e)	1,440	1,405,091
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)(d)	1,014	1,000,154
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(b)(d)	750	746,090
6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.125%)(b)(d)	1,225	1,198,880
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	460	386,261
Symetra Financial Corp., 5.87%, 04/03/32(b)	80	80,938
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,897	1,243,718
4.27%, 05/15/47(b)	3,131	2,473,114
4.90%, 09/15/44(a)(b)	2,394	2,103,529
6.85%, 12/16/39(b)	1,929	2,138,804
Transatlantic Holdings Inc., 8.00%, 11/30/39	590	714,412
Travelers Companies Inc. (The)
2.55%, 04/27/50(a)	685	400,368
3.05%, 06/08/51	1,205	770,667
3.75%, 05/15/46	867	657,243
4.00%, 05/30/47	1,166	910,512
4.05%, 03/07/48	713	558,151
4.10%, 03/04/49	942	739,917
4.30%, 08/25/45	718	593,902
4.60%, 08/01/43	930	803,448
5.35%, 11/01/40	1,264	1,238,431
5.45%, 05/25/53	955	913,533
6.25%, 06/15/37	1,115	1,210,418
6.75%, 06/20/36(a)	780	876,926
Travelers Property Casualty Corp., 6.38%, 03/15/33	859	946,684
Trinity Acquisition PLC, 6.13%, 08/15/43	357	350,407
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	455	426,587
Unum Group
4.00%, 06/15/29	371	360,290
4.05%, 08/15/41(b)	630	491,056
4.13%, 06/15/51	830	602,404
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/49(a)	$800	$616,313
5.75%, 08/15/42	806	765,330
6.00%, 06/15/54	375	360,481
W R Berkley Corp.
3.15%, 09/30/61	525	310,205
3.55%, 03/30/52	587	395,312
4.00%, 05/12/50(a)	640	476,066
4.75%, 08/01/44	830	707,348
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	690	707,601
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	605	399,625
5.15%, 01/15/49(b)	850	751,812
Western-Southern Global Funding, 4.90%, 05/01/30(b)	695	696,947
Willis North America Inc.
2.95%, 09/15/29	1,315	1,224,793
3.88%, 09/15/49(a)	911	651,912
4.50%, 09/15/28	1,132	1,128,359
4.65%, 06/15/27	825	828,239
5.05%, 09/15/48	725	621,455
5.35%, 05/15/33	650	654,569
5.90%, 03/05/54	1,295	1,248,925
WR Berkley Corp., 6.25%, 02/15/37	415	429,655
XL Group Ltd., 5.25%, 12/15/43	420	394,566
		654,796,834
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	1,985	1,746,745
2.70%, 02/09/41(a)	1,745	1,198,273
3.15%, 02/09/51	2,470	1,583,530
3.25%, 02/09/61	1,140	691,922
3.40%, 12/06/27(a)	4,032	3,933,902
4.00%, 12/06/37(a)	1,878	1,633,963
4.20%, 12/06/47(a)	2,800	2,230,973
4.40%, 12/06/57	1,335	1,054,171
4.50%, 11/28/34(a)	1,027	978,791
4.88%, 05/26/30(a)(b)	2,035	2,065,265
5.25%, 05/26/35(a)(b)	1,550	1,548,159
5.63%, 11/26/54(b)	1,030	993,971
Alphabet Inc.
0.80%, 08/15/27(a)	2,285	2,133,088
1.10%, 08/15/30	3,806	3,252,618
1.90%, 08/15/40(a)	1,755	1,149,511
2.00%, 08/15/26	3,071	2,994,040
2.05%, 08/15/50	3,750	2,039,298
2.25%, 08/15/60(a)	2,982	1,556,380
4.00%, 05/15/30	1,440	1,425,282
4.50%, 05/15/35	2,175	2,112,469
5.25%, 05/15/55	890	860,675
5.30%, 05/15/65	1,100	1,053,246
Amazon.com Inc.
1.20%, 06/03/27	1,995	1,885,562
1.50%, 06/03/30	3,244	2,846,970
1.65%, 05/12/28	3,485	3,257,793
2.10%, 05/12/31	4,550	4,008,697
2.50%, 06/03/50	3,859	2,269,035
2.70%, 06/03/60	3,096	1,736,104
2.88%, 05/12/41	3,222	2,362,571
3.10%, 05/12/51	4,755	3,149,387
3.15%, 08/22/27	5,346	5,237,571

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.25%, 05/12/61	$2,621	$1,669,098
3.30%, 04/13/27	3,057	3,015,513
3.45%, 04/13/29	2,040	1,995,597
3.60%, 04/13/32(a)	3,800	3,596,728
3.88%, 08/22/37(a)	4,315	3,844,727
3.95%, 04/13/52	3,814	2,948,624
4.05%, 08/22/47	5,368	4,369,277
4.10%, 04/13/62	1,755	1,343,093
4.25%, 08/22/57	3,278	2,620,232
4.55%, 12/01/27	3,355	3,391,179
4.65%, 12/01/29	2,250	2,291,984
4.70%, 12/01/32	3,180	3,209,764
4.80%, 12/05/34(a)	1,970	1,984,490
4.95%, 12/05/44	2,263	2,142,410
Baidu Inc.
1.63%, 02/23/27(a)	285	271,707
2.38%, 10/09/30	100	89,802
2.38%, 08/23/31	615	543,653
3.43%, 04/07/30(a)	440	418,812
3.63%, 07/06/27(a)	610	599,994
4.38%, 03/29/28	594	592,845
4.88%, 11/14/28(a)	455	460,580
Booking Holdings Inc.
3.55%, 03/15/28	1,146	1,121,873
3.60%, 06/01/26(a)	1,471	1,459,853
4.63%, 04/13/30	2,821	2,835,115
eBay Inc.
2.60%, 05/10/31	1,411	1,249,072
2.70%, 03/11/30	1,737	1,594,376
3.60%, 06/05/27(a)	1,442	1,420,479
3.65%, 05/10/51	1,540	1,067,799
4.00%, 07/15/42	1,296	1,020,365
5.95%, 11/22/27	660	683,051
6.30%, 11/22/32(a)	570	612,957
Expedia Group Inc.
2.95%, 03/15/31	1,244	1,117,331
3.25%, 02/15/30(a)	2,071	1,931,196
3.80%, 02/15/28(a)	1,902	1,862,772
4.63%, 08/01/27	1,329	1,329,850
5.40%, 02/15/35	1,505	1,484,776
JD.com Inc.
3.38%, 01/14/30	364	345,799
4.13%, 01/14/50	100	77,466
Meituan
3.05%, 10/28/30(a)(b)	1,225	1,123,905
4.50%, 04/02/28(b)	700	696,743
4.63%, 10/02/29(a)(b)	1,425	1,418,382
Meta Platforms Inc.
3.50%, 08/15/27	5,062	4,998,915
3.85%, 08/15/32(a)	4,529	4,291,071
4.30%, 08/15/29	1,705	1,711,668
4.45%, 08/15/52	4,440	3,671,867
4.55%, 08/15/31	2,060	2,066,630
4.60%, 05/15/28	2,600	2,641,940
4.65%, 08/15/62	2,587	2,133,572
4.75%, 08/15/34(a)	3,770	3,728,113
4.80%, 05/15/30	2,445	2,503,270
4.95%, 05/15/33	2,770	2,800,041
5.40%, 08/15/54	5,135	4,874,681
5.55%, 08/15/64	3,575	3,420,845
5.60%, 05/15/53(a)	4,050	3,961,377
Security	Par (000)	Value
Internet (continued)
5.75%, 05/15/63	$2,791	$2,757,533
Netflix Inc.
4.38%, 11/15/26	1,845	1,848,405
4.88%, 04/15/28	3,015	3,064,414
4.88%, 06/15/30(b)	1,824	1,850,940
4.90%, 08/15/34(a)	825	828,769
5.38%, 11/15/29(b)	1,655	1,715,015
5.40%, 08/15/54	1,215	1,169,256
5.88%, 11/15/28	3,662	3,842,471
6.38%, 05/15/29	1,375	1,472,085
Prosus NV
3.06%, 07/13/31(b)	1,927	1,670,045
3.26%, 01/19/27(b)	880	855,820
3.68%, 01/21/30(b)	2,091	1,934,766
3.83%, 02/08/51(b)	2,497	1,537,012
4.03%, 08/03/50(b)	1,830	1,176,794
4.19%, 01/19/32(b)	985	901,165
4.85%, 07/06/27(b)	335	333,478
4.99%, 01/19/52(a)(b)	1,690	1,247,410
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	3,236	2,941,365
2.88%, 04/22/31(b)	1,110	1,019,148
3.24%, 06/03/50(b)	2,865	1,914,085
3.29%, 06/03/60(a)(b)	805	506,972
3.60%, 01/19/28(b)	2,589	2,541,836
3.68%, 04/22/41(a)(b)	1,130	888,402
3.84%, 04/22/51(a)(b)	2,965	2,198,865
3.93%, 01/19/38(b)	1,074	943,065
3.94%, 04/22/61(a)(b)	1,705	1,229,614
3.98%, 04/11/29(b)	4,424	4,351,063
4.53%, 04/11/49(b)	560	471,186
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,075	942,441
Uber Technologies Inc.
4.30%, 01/15/30	1,900	1,872,990
4.50%, 08/15/29(b)	2,435	2,395,499
4.80%, 09/15/34	2,515	2,426,913
5.35%, 09/15/54(a)	1,835	1,666,528
6.25%, 01/15/28(b)	1,215	1,221,087
7.50%, 09/15/27(b)	250	252,413
VeriSign Inc.
2.70%, 06/15/31	1,495	1,313,797
4.75%, 07/15/27(a)	1,035	1,034,600
5.25%, 06/01/32	490	493,871
Weibo Corp., 3.38%, 07/08/30	1,330	1,230,713
		235,709,052
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,112	1,085,233
6.00%, 06/17/34(a)	800	825,484
6.35%, 06/17/54(a)	785	768,815
6.55%, 11/29/27	2,065	2,141,559
6.75%, 03/01/41(a)	1,081	1,110,605
6.80%, 11/29/32	1,490	1,612,351
7.00%, 10/15/39	1,139	1,235,309
Gerdau Trade Inc., 4.88%, 10/24/27(b)	270	269,780
GUSAP III LP
4.25%, 01/21/30(a)(b)	725	693,861
7.25%, 04/16/44(b)	185	201,814
Nucor Corp.
2.70%, 06/01/30	669	610,159

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
2.98%, 12/15/55	$712	$418,194
3.13%, 04/01/32(a)	975	873,618
3.85%, 04/01/52(a)	915	664,849
3.95%, 05/01/28(a)	1,165	1,156,007
4.30%, 05/23/27	955	955,329
4.40%, 05/01/48	670	543,664
4.65%, 06/01/30(a)	795	792,796
5.10%, 06/01/35	875	858,832
5.20%, 08/01/43	130	122,705
6.40%, 12/01/37	875	944,757
POSCO
4.50%, 08/04/27(b)	145	144,042
4.88%, 01/23/27(b)	595	595,530
5.75%, 01/17/28(a)(b)	695	710,830
5.88%, 01/17/33(b)	150	152,587
POSCO Holdings Inc.
5.13%, 05/07/30(b)	30	30,049
5.75%, 05/07/35(b)	15	15,026
Reliance Inc.
2.15%, 08/15/30	1,099	964,158
6.85%, 11/15/36	500	541,763
Steel Dynamics Inc.
1.65%, 10/15/27	337	314,748
3.25%, 01/15/31	950	872,349
3.25%, 10/15/50(a)	641	407,461
3.45%, 04/15/30(a)	1,040	977,422
5.00%, 12/15/26(a)	746	745,572
5.25%, 05/15/35	940	924,204
5.38%, 08/15/34(a)	1,110	1,109,169
5.75%, 05/15/55	485	455,927
Vale Overseas Ltd.
3.75%, 07/08/30(a)	1,860	1,739,783
6.13%, 06/12/33(a)	1,900	1,961,968
6.40%, 06/28/54(a)	2,470	2,361,273
6.88%, 11/21/36(a)	1,268	1,353,768
6.88%, 11/10/39(a)	1,053	1,121,754
Vale SA, 5.63%, 09/11/42	562	533,071
		35,918,175
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31(a)	1,035	854,357
4.40%, 09/15/32(a)	602	544,849
5.10%, 04/01/52	649	479,808
Brunswick Corp./DE, 5.85%, 03/18/29(a)	600	609,593
Carnival Corp.
4.00%, 08/01/28(b)	740	715,025
7.00%, 08/15/29(b)	390	409,301
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	715	687,258
5.95%, 06/11/29(a)(b)	1,095	1,100,626
6.50%, 03/10/28(a)(b)	1,355	1,384,367
Harley-Davidson Inc., 4.63%, 07/28/45(a)	593	467,199
Polaris Inc., 6.95%, 03/15/29	645	669,303
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	2,000	1,976,772
6.00%, 02/01/33(b)	3,000	3,010,768
		12,909,226
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29	888	829,986
Security	Par (000)	Value
Lodging (continued)
3.70%, 01/15/31	$1,117	$1,020,387
5.85%, 08/01/34	990	975,539
Hyatt Hotels Corp.
4.38%, 09/15/28	1,321	1,304,379
5.05%, 03/30/28	1,205	1,210,987
5.25%, 06/30/29	725	730,528
5.38%, 12/15/31	895	887,866
5.50%, 06/30/34	450	441,854
5.75%, 01/30/27(a)	695	706,613
5.75%, 04/23/30	865	881,543
5.75%, 03/30/32(a)	965	974,142
Las Vegas Sands Corp.
3.50%, 08/18/26	560	547,752
3.90%, 08/08/29	1,170	1,097,430
5.63%, 06/15/28	395	395,894
5.90%, 06/01/27(a)	995	1,007,055
6.00%, 08/15/29	1,005	1,020,756
6.00%, 06/14/30(a)	300	303,251
6.20%, 08/15/34	780	773,545
Marriott International Inc., 5.50%, 04/15/37	2,385	2,327,861
Marriott International Inc./MD
4.50%, 10/01/34(a)	730	671,297
4.80%, 03/15/30	595	596,115
4.88%, 05/15/29	820	826,266
4.90%, 04/15/29	1,222	1,232,890
5.00%, 10/15/27(a)	1,615	1,635,157
5.10%, 04/15/32(a)	825	821,445
5.30%, 05/15/34	1,575	1,562,792
5.35%, 03/15/35	1,595	1,573,420
5.45%, 09/15/26	525	530,437
5.55%, 10/15/28	1,045	1,078,008
Series AA, 4.65%, 12/01/28(a)	550	552,327
Series FF, 4.63%, 06/15/30(a)	1,697	1,683,593
Series GG, 3.50%, 10/15/32	1,720	1,536,025
Series HH, 2.85%, 04/15/31	1,707	1,527,756
Series II, 2.75%, 10/15/33(a)	525	436,404
Series R, 3.13%, 06/15/26	1,291	1,270,166
Series X, 4.00%, 04/15/28	1,162	1,145,067
Sands China Ltd.
2.30%, 03/08/27(a)	680	647,536
2.85%, 03/08/29(a)	1,032	935,888
3.25%, 08/08/31(a)	1,195	1,035,901
4.38%, 06/18/30(a)	1,335	1,255,367
5.40%, 08/08/28	3,225	3,213,559
		43,204,784
Machinery — 1.0%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	676	669,943
4.38%, 05/08/42(a)	770	658,679
AGCO Corp.
5.45%, 03/21/27	720	725,809
5.80%, 03/21/34(a)	1,090	1,093,077
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,657	1,545,049
1.15%, 09/14/26(a)	765	735,394
1.70%, 01/08/27	1,151	1,106,403
2.40%, 08/09/26(a)	700	684,671
3.60%, 08/12/27	1,294	1,276,993
4.38%, 08/16/29(a)	1,140	1,140,119
4.40%, 10/15/27(a)	1,530	1,535,089
4.40%, 03/03/28(a)	650	652,860

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.45%, 10/16/26	$795	$797,155
4.50%, 01/07/27(a)	350	351,512
4.50%, 01/08/27	480	481,837
4.60%, 11/15/27	1,000	1,008,256
4.70%, 11/15/29	1,500	1,520,045
4.80%, 01/08/30(a)	865	881,224
4.85%, 02/27/29(a)	1,000	1,017,587
5.00%, 05/14/27(a)	695	704,816
Caterpillar Inc.
1.90%, 03/12/31	867	755,309
2.60%, 09/19/29(a)	955	890,898
2.60%, 04/09/30(a)	1,582	1,462,756
3.25%, 09/19/49	1,549	1,061,513
3.25%, 04/09/50(a)	1,814	1,239,307
3.80%, 08/15/42	2,557	2,067,622
4.30%, 05/15/44	1,019	863,546
4.75%, 05/15/64(a)	720	607,904
5.20%, 05/15/35	1,515	1,520,435
5.20%, 05/27/41	1,381	1,347,658
5.30%, 09/15/35	680	694,616
5.50%, 05/15/55	230	224,381
6.05%, 08/15/36	750	808,779
CNH Industrial Capital LLC
1.45%, 07/15/26	665	640,608
4.50%, 10/08/27	755	753,895
4.55%, 04/10/28(a)	1,165	1,162,572
4.75%, 03/21/28	850	851,606
5.10%, 04/20/29	1,165	1,179,733
5.50%, 01/12/29(a)	905	928,343
CNH Industrial NV, 3.85%, 11/15/27	982	971,086
Deere & Co.
2.88%, 09/07/49	954	612,866
3.10%, 04/15/30(a)	1,401	1,318,683
3.75%, 04/15/50	1,519	1,151,610
3.90%, 06/09/42	1,460	1,216,163
5.38%, 10/16/29	1,038	1,084,367
5.45%, 01/16/35	1,920	1,967,096
5.70%, 01/19/55	985	991,612
7.13%, 03/03/31	497	563,396
8.10%, 05/15/30	430	497,198
Dover Corp.
2.95%, 11/04/29	858	797,893
5.38%, 10/15/35(a)	518	528,389
5.38%, 03/01/41	597	565,864
6.60%, 03/15/38	420	455,575
Eaton Capital ULC, 4.45%, 05/09/30	980	976,429
Flowserve Corp.
2.80%, 01/15/32	810	685,818
3.50%, 10/01/30	965	891,114
IDEX Corp.
2.63%, 06/15/31	885	776,479
3.00%, 05/01/30	1,010	929,984
4.95%, 09/01/29	575	579,048
Ingersoll Rand Inc.
5.18%, 06/15/29	1,000	1,019,573
5.20%, 06/15/27	1,150	1,164,318
5.31%, 06/15/31(a)	730	747,124
5.40%, 08/14/28(a)	1,080	1,108,981
5.45%, 06/15/34	1,125	1,136,024
5.70%, 08/14/33	1,420	1,461,424
5.70%, 06/15/54	980	943,370
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
1.05%, 06/17/26	$923	$892,328
1.30%, 10/13/26(a)	712	683,327
1.45%, 01/15/31(a)	965	822,732
1.50%, 03/06/28	872	810,989
1.70%, 01/11/27	867	832,806
1.75%, 03/09/27	863	826,019
2.00%, 06/17/31(a)	985	853,348
2.25%, 09/14/26	783	763,084
2.35%, 03/08/27(a)	785	760,723
2.45%, 01/09/30	1,001	921,080
2.65%, 06/10/26(a)	745	732,664
2.80%, 09/08/27	853	826,102
2.80%, 07/18/29(a)	1,087	1,024,486
3.05%, 01/06/28	775	753,262
3.35%, 04/18/29	1,055	1,020,250
3.45%, 03/07/29	1,078	1,045,009
3.90%, 06/07/32	1,015	965,178
4.15%, 09/15/27	1,395	1,392,229
4.20%, 07/15/27	1,315	1,315,942
4.35%, 09/15/32	915	894,682
4.40%, 09/08/31(a)	2,035	2,013,770
4.50%, 01/08/27	1,525	1,532,585
4.50%, 01/16/29(a)	1,694	1,705,532
4.65%, 01/07/28(a)	865	876,226
4.70%, 06/10/30	1,540	1,553,799
4.75%, 06/08/26(a)	945	949,114
4.75%, 01/20/28(a)	1,680	1,702,625
4.85%, 03/05/27	675	681,708
4.85%, 06/11/29(a)	1,330	1,355,362
4.85%, 10/11/29(a)	847	864,671
4.90%, 06/11/27	1,370	1,388,648
4.90%, 03/03/28(a)	1,170	1,192,471
4.90%, 03/07/31	2,285	2,318,915
4.95%, 07/14/28	1,860	1,898,949
5.10%, 04/11/34	1,640	1,649,104
5.15%, 09/08/26	450	454,933
5.15%, 09/08/33(a)	1,470	1,496,216
Series 1, 5.05%, 06/12/34	1,225	1,226,316
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	570	581,492
Nordson Corp.
4.50%, 12/15/29	815	805,226
5.60%, 09/15/28	640	655,957
5.80%, 09/15/33	445	462,750
nVent Finance SARL
2.75%, 11/15/31	561	478,993
4.55%, 04/15/28(a)	738	734,054
5.65%, 05/15/33	730	728,652
Oshkosh Corp.
3.10%, 03/01/30	700	644,667
4.60%, 05/15/28	755	752,062
Otis Worldwide Corp.
2.29%, 04/05/27	800	768,771
2.57%, 02/15/30	2,709	2,470,559
3.11%, 02/15/40	1,176	879,168
3.36%, 02/15/50	1,247	835,312
5.13%, 11/19/31	1,380	1,399,145
5.25%, 08/16/28	1,080	1,107,381
Rockwell Automation Inc.
1.75%, 08/15/31	1,350	1,145,525

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.80%, 08/15/61	$680	$380,967
3.50%, 03/01/29(a)	753	730,395
4.20%, 03/01/49	1,082	868,370
6.25%, 12/01/37(a)	312	341,546
6.70%, 01/15/28(a)	434	458,417
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	1,323	1,300,496
4.70%, 09/15/28	2,359	2,365,700
4.90%, 05/29/30	820	824,492
5.50%, 05/29/35	775	776,612
5.61%, 03/11/34	650	662,577
Xylem Inc./New York
1.95%, 01/30/28(a)	1,128	1,061,189
2.25%, 01/30/31(a)	1,078	943,757
3.25%, 11/01/26(a)	796	782,396
4.38%, 11/01/46(a)	680	547,187
		132,280,482
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	1,108	1,077,409
2.38%, 08/26/29(a)	1,866	1,717,426
2.88%, 10/15/27	1,668	1,608,865
3.05%, 04/15/30	1,168	1,089,434
3.13%, 09/19/46(a)	1,228	819,814
3.25%, 08/26/49	1,650	1,095,564
3.38%, 03/01/29(a)	1,297	1,246,902
3.63%, 09/14/28	1,199	1,171,489
3.63%, 10/15/47	693	499,108
3.70%, 04/15/50(a)	982	696,650
3.88%, 06/15/44(a)	355	278,709
4.00%, 09/14/48	1,745	1,346,938
4.80%, 03/15/30	635	639,635
5.15%, 03/15/35	860	850,671
5.70%, 03/15/37(a)	920	944,739
Carlisle Companies Inc.
2.20%, 03/01/32	865	721,818
2.75%, 03/01/30	1,545	1,418,135
3.75%, 12/01/27	1,230	1,205,168
Eaton Corp.
3.10%, 09/15/27	1,247	1,218,508
3.92%, 09/15/47	572	444,199
4.00%, 11/02/32(a)	930	883,932
4.15%, 03/15/33	1,840	1,761,236
4.15%, 11/02/42	1,978	1,653,823
4.35%, 05/18/28(a)	670	672,866
4.70%, 08/23/52(a)	1,035	895,350
Illinois Tool Works Inc.
2.65%, 11/15/26	1,706	1,671,515
3.90%, 09/01/42	1,695	1,370,089
4.88%, 09/15/41	1,130	1,040,613
Parker-Hannifin Corp.
3.25%, 03/01/27	1,078	1,059,942
3.25%, 06/14/29	1,746	1,670,892
4.00%, 06/14/49	1,247	955,298
4.10%, 03/01/47(a)	1,170	918,220
4.20%, 11/21/34	779	729,631
4.25%, 09/15/27	2,150	2,146,483
4.45%, 11/21/44	967	812,630
4.50%, 09/15/29	1,739	1,746,233
6.25%, 05/15/38	400	429,721
Security	Par (000)	Value
Manufacturing (continued)
Pentair Finance SARL
4.50%, 07/01/29	$870	$857,339
5.90%, 07/15/32	674	694,732
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	2,303	2,155,075
2.15%, 03/11/31(b)	2,696	2,374,582
2.35%, 10/15/26(a)(b)	2,575	2,512,982
2.88%, 03/11/41(a)(b)	2,335	1,685,000
3.30%, 09/15/46(a)(b)	1,596	1,136,662
3.40%, 03/16/27(a)(b)	1,825	1,801,606
4.20%, 03/16/47(b)	2,304	1,878,237
4.40%, 05/27/45(b)	2,827	2,403,911
6.13%, 08/17/26(b)	2,670	2,729,165
Siemens Funding BV
4.35%, 05/26/28(b)	1,260	1,262,696
4.60%, 05/28/30(b)	1,400	1,402,234
4.90%, 05/28/32(b)	1,400	1,404,914
5.20%, 05/28/35(b)	1,200	1,204,440
5.80%, 05/28/55(b)	445	450,643
5.90%, 05/28/65(b)	300	304,201
Teledyne Technologies Inc.
2.25%, 04/01/28(a)	1,085	1,023,671
2.75%, 04/01/31	1,804	1,605,151
Textron Inc.
2.45%, 03/15/31(a)	822	716,904
3.00%, 06/01/30	1,155	1,056,220
3.38%, 03/01/28	667	645,931
3.65%, 03/15/27	685	674,070
3.90%, 09/17/29	930	895,053
5.50%, 05/15/35(a)	910	905,817
6.10%, 11/15/33	725	757,813
		75,048,704
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	2,625	2,400,016
2.30%, 02/01/32(a)	1,625	1,339,498
2.80%, 04/01/31	2,260	1,984,397
3.50%, 06/01/41	2,265	1,591,830
3.50%, 03/01/42	2,184	1,510,450
3.70%, 04/01/51	3,134	2,017,402
3.75%, 02/15/28	2,122	2,071,069
3.85%, 04/01/61	2,942	1,813,237
3.90%, 06/01/52	3,705	2,445,548
3.95%, 06/30/62	2,255	1,398,849
4.20%, 03/15/28	2,183	2,155,489
4.40%, 04/01/33	1,615	1,489,687
4.40%, 12/01/61(a)	2,284	1,538,631
4.80%, 03/01/50	4,519	3,494,365
5.05%, 03/30/29	2,289	2,299,499
5.13%, 07/01/49	1,890	1,520,630
5.25%, 04/01/53(a)	2,215	1,825,850
5.38%, 04/01/38(a)	1,175	1,082,737
5.38%, 05/01/47	3,876	3,255,960
5.50%, 04/01/63	1,595	1,305,472
5.75%, 04/01/48	3,780	3,317,016
6.10%, 06/01/29	1,675	1,743,677
6.15%, 11/10/26	1,720	1,750,402
6.38%, 10/23/35	3,031	3,111,712
6.48%, 10/23/45	5,517	5,309,114

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.55%, 06/01/34	$2,360	$2,468,959
6.65%, 02/01/34	1,495	1,571,502
6.83%, 10/23/55(a)	820	816,320
Comcast Corp.
1.50%, 02/15/31	2,978	2,509,395
1.95%, 01/15/31	2,557	2,213,108
2.35%, 01/15/27	2,076	2,011,083
2.45%, 08/15/52(a)	2,293	1,218,854
2.65%, 02/01/30	2,684	2,473,499
2.65%, 08/15/62	1,893	963,717
2.80%, 01/15/51	2,618	1,533,148
2.89%, 11/01/51	7,570	4,492,086
2.94%, 11/01/56	9,292	5,313,159
2.99%, 11/01/63	6,006	3,306,585
3.15%, 02/15/28	3,313	3,213,571
3.20%, 07/15/36(a)	1,622	1,329,570
3.25%, 11/01/39	2,483	1,899,413
3.30%, 02/01/27	2,142	2,105,856
3.30%, 04/01/27	1,416	1,390,486
3.40%, 04/01/30	2,477	2,352,284
3.40%, 07/15/46	2,281	1,581,257
3.45%, 02/01/50	2,783	1,866,592
3.55%, 05/01/28	1,701	1,666,339
3.75%, 04/01/40	2,594	2,100,317
3.90%, 03/01/38	2,002	1,694,973
3.97%, 11/01/47	3,001	2,250,062
4.00%, 08/15/47	1,367	1,030,492
4.00%, 03/01/48	1,564	1,175,544
4.00%, 11/01/49	3,036	2,252,473
4.05%, 11/01/52	1,541	1,135,364
4.15%, 10/15/28	6,122	6,081,678
4.20%, 08/15/34(a)	1,651	1,534,673
4.25%, 10/15/30(a)	3,246	3,197,299
4.25%, 01/15/33	2,714	2,583,066
4.40%, 08/15/35	1,376	1,284,487
4.55%, 01/15/29	2,545	2,561,992
4.60%, 10/15/38	1,495	1,356,198
4.60%, 08/15/45	1,242	1,051,157
4.65%, 02/15/33(a)	1,720	1,686,463
4.65%, 07/15/42	1,000	867,288
4.70%, 10/15/48	2,937	2,465,465
4.75%, 03/01/44	661	570,631
4.80%, 05/15/33	1,685	1,655,882
4.95%, 05/15/32	1,000	1,005,561
4.95%, 10/15/58	1,575	1,316,254
5.10%, 06/01/29	1,390	1,425,913
5.30%, 06/01/34(a)	1,680	1,695,716
5.30%, 05/15/35	1,370	1,372,818
5.35%, 11/15/27	1,854	1,898,885
5.35%, 05/15/53(a)	2,655	2,403,748
5.50%, 11/15/32(a)	1,705	1,767,374
5.50%, 05/15/64(a)	2,020	1,836,569
5.65%, 06/15/35	1,387	1,429,460
5.65%, 06/01/54	1,825	1,734,562
6.05%, 05/15/55	2,250	2,245,452
6.40%, 03/01/40	465	498,054
6.45%, 03/15/37	1,177	1,267,657
6.50%, 11/15/35	964	1,055,021
6.55%, 07/01/39	565	613,819
6.95%, 08/15/37	700	784,694
7.05%, 03/15/33	1,029	1,159,000
Security	Par (000)	Value
Media (continued)
Cox Communications Inc.
1.80%, 10/01/30(b)	$1,015	$858,718
2.60%, 06/15/31(b)	1,050	906,813
2.95%, 10/01/50(a)(b)	1,065	588,359
3.35%, 09/15/26(b)	1,263	1,239,212
3.50%, 08/15/27(a)(b)	1,421	1,383,981
3.60%, 06/15/51(a)(b)	870	544,344
4.50%, 06/30/43(b)	810	625,643
4.60%, 08/15/47(a)(b)	850	638,135
4.70%, 12/15/42(b)	680	534,931
4.80%, 02/01/35(a)(b)	1,066	982,165
5.45%, 09/15/28(b)	1,228	1,257,136
5.45%, 09/01/34(b)	700	681,107
5.70%, 06/15/33(b)	1,843	1,835,884
5.80%, 12/15/53(b)	1,315	1,164,476
5.95%, 09/01/54(a)(b)	1,425	1,290,599
8.38%, 03/01/39(a)(b)	640	752,553
Discovery Communications LLC
3.63%, 05/15/30	1,818	1,607,757
3.95%, 03/20/28	2,920	2,788,270
4.00%, 09/15/55	595	323,585
4.13%, 05/15/29	1,496	1,392,962
4.65%, 05/15/50(a)	410	256,707
5.00%, 09/20/37	1,105	870,029
5.20%, 09/20/47	1,120	782,228
5.30%, 05/15/49	578	403,551
6.35%, 06/01/40	1,107	947,349
FactSet Research Systems Inc.
2.90%, 03/01/27	879	851,754
3.45%, 03/01/32	965	870,110
Fox Corp.
3.50%, 04/08/30	1,403	1,328,860
4.71%, 01/25/29(a)	3,726	3,734,860
5.48%, 01/25/39	1,948	1,864,959
5.58%, 01/25/49	2,167	1,988,272
6.50%, 10/13/33	2,190	2,345,232
Grupo Televisa SAB
5.00%, 05/13/45(a)	1,005	669,399
5.25%, 05/24/49	965	651,745
6.13%, 01/31/46	1,310	1,015,491
6.63%, 01/15/40(a)	952	841,541
8.50%, 03/11/32	582	620,639
NBCUniversal Media LLC
4.45%, 01/15/43	1,730	1,449,514
5.95%, 04/01/41	620	624,586
6.40%, 04/30/40(a)	805	858,906
News Corp.
3.88%, 05/15/29(b)	495	469,458
5.13%, 02/15/32(a)(b)	640	615,362
Paramount Global
2.90%, 01/15/27	437	424,025
3.38%, 02/15/28	613	589,477
3.70%, 06/01/28	749	724,045
4.20%, 06/01/29	557	538,336
4.20%, 05/19/32(a)	1,271	1,145,590
4.38%, 03/15/43	2,135	1,556,727
4.60%, 01/15/45	772	568,159
4.85%, 07/01/42	849	662,772
4.90%, 08/15/44(a)	710	530,121
4.95%, 01/15/31	1,527	1,478,435
4.95%, 05/19/50	1,313	989,468

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/44	$426	$327,456
5.50%, 05/15/33	523	498,937
5.85%, 09/01/43	1,600	1,370,767
5.90%, 10/15/40	478	425,899
6.88%, 04/30/36(a)	1,369	1,391,594
7.88%, 07/30/30	910	1,003,305
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	401	434,460
TCI Communications Inc., 7.13%, 02/15/28	1,264	1,347,144
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,513	1,737,714
Time Warner Cable LLC
4.50%, 09/15/42	1,883	1,449,085
5.50%, 09/01/41	1,876	1,653,364
5.88%, 11/15/40	2,482	2,321,147
6.55%, 05/01/37	2,594	2,611,246
6.75%, 06/15/39	2,277	2,304,319
7.30%, 07/01/38	2,340	2,493,640
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,467	1,427,670
2.95%, 06/15/27	1,757	1,718,554
3.00%, 07/30/46	875	576,463
3.70%, 12/01/42	860	670,419
4.13%, 06/01/44	1,705	1,390,708
4.38%, 08/16/41	559	482,117
Series B, 7.00%, 03/01/32(a)	988	1,120,367
Series E, 4.13%, 12/01/41	898	745,351
Videotron Ltd.
3.63%, 06/15/29(a)(b)	800	755,744
5.13%, 04/15/27(a)(b)	330	329,711
5.70%, 01/15/35(b)	765	754,475
Walt Disney Co. (The)
2.00%, 09/01/29	3,249	2,962,796
2.20%, 01/13/28(a)	1,609	1,536,961
2.65%, 01/13/31(a)	4,000	3,644,368
2.75%, 09/01/49	2,995	1,838,570
3.38%, 11/15/26	792	782,841
3.50%, 05/13/40	2,750	2,208,247
3.60%, 01/13/51	4,205	3,019,562
3.70%, 03/23/27(a)	988	983,862
3.80%, 03/22/30	2,345	2,292,702
3.80%, 05/13/60	2,369	1,683,311
4.63%, 03/23/40(a)	1,183	1,103,115
4.70%, 03/23/50(a)	2,590	2,251,235
4.75%, 09/15/44	908	801,473
4.75%, 11/15/46	852	743,161
4.95%, 10/15/45	658	592,284
5.40%, 10/01/43	979	957,937
6.15%, 03/01/37	450	482,656
6.15%, 02/15/41	1,242	1,307,492
6.20%, 12/15/34(a)	1,620	1,783,428
6.40%, 12/15/35	1,484	1,647,672
6.55%, 03/15/33	590	658,191
6.65%, 11/15/37	2,035	2,292,646
7.75%, 12/01/45	474	580,990
		288,276,874
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	455	361,597
4.20%, 06/15/35	535	505,143
4.38%, 06/15/45	801	667,665
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Timken Co. (The)
4.13%, 04/01/32	$565	$519,853
4.50%, 12/15/28	915	907,337
Valmont Industries Inc.
5.00%, 10/01/44	1,009	878,479
5.25%, 10/01/54(a)	575	503,958
		4,344,032
Mining — 1.3%
Anglo American Capital PLC
2.63%, 09/10/30(b)	1,900	1,687,452
2.88%, 03/17/31(b)	1,468	1,300,031
3.88%, 03/16/29(b)	1,020	984,067
3.95%, 09/10/50(b)	855	609,561
4.50%, 03/15/28(a)(b)	975	968,674
4.75%, 04/10/27(b)	1,105	1,104,928
4.75%, 03/16/52(a)(b)	1,190	954,891
5.50%, 05/02/33(b)	1,435	1,432,352
5.63%, 04/01/30(b)	1,355	1,384,152
5.75%, 04/05/34(a)(b)	1,565	1,578,447
6.00%, 04/05/54(a)(b)	800	761,377
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	905	855,770
3.75%, 10/01/30	1,052	971,788
Antofagasta PLC
2.38%, 10/14/30(b)	370	319,492
5.63%, 05/13/32(b)	550	554,697
6.25%, 05/02/34(b)	425	432,816
Barrick International Barbados Corp., 6.35%, 10/15/36(a)(b)	965	1,019,002
Barrick Mining Corp.
5.25%, 04/01/42(a)	485	452,382
6.45%, 10/15/35(a)	495	534,873
Barrick North America Finance LLC
5.70%, 05/30/41	1,296	1,265,401
5.75%, 05/01/43	1,318	1,292,798
7.50%, 09/15/38(a)	592	677,852
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,180	1,190,069
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,784	1,489,305
4.75%, 02/28/28	1,880	1,903,274
4.90%, 02/28/33	1,055	1,046,118
5.00%, 02/21/30	1,645	1,670,466
5.00%, 09/30/43	3,641	3,357,623
5.10%, 09/08/28	1,350	1,378,826
5.13%, 02/21/32	1,430	1,445,936
5.25%, 09/08/26(a)	1,447	1,462,842
5.25%, 09/08/30	1,356	1,393,839
5.25%, 09/08/33	2,365	2,384,770
5.30%, 02/21/35	1,825	1,826,619
5.50%, 09/08/53(a)	1,235	1,185,714
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	1,894	1,731,104
3.15%, 01/14/30(a)(b)	1,306	1,196,723
3.15%, 01/15/51(b)	852	500,388
3.63%, 08/01/27(b)	1,865	1,821,359
3.70%, 01/30/50(b)	4,293	2,820,499
3.75%, 01/15/31(b)	915	838,422
4.25%, 07/17/42(a)(b)	1,280	985,411
4.38%, 02/05/49(b)	2,015	1,482,577
4.50%, 08/01/47(b)	2,195	1,664,403

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.88%, 11/04/44(b)	$1,427	$1,161,096
5.13%, 02/02/33(b)	1,685	1,612,403
5.63%, 09/21/35(a)(b)	704	689,543
5.63%, 10/18/43(a)(b)	1,633	1,462,384
5.95%, 01/08/34(a)(b)	2,622	2,624,650
6.15%, 10/24/36(b)	295	295,257
6.30%, 09/08/53(b)	1,945	1,867,225
6.33%, 01/13/35(b)	750	764,475
6.44%, 01/26/36(b)	2,592	2,653,176
6.78%, 01/13/55(b)	1,135	1,118,619
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,410	1,399,252
5.32%, 04/14/32(b)	2,250	2,220,568
6.20%, 04/14/52(a)(b)	1,620	1,549,924
Freeport-McMoRan Inc.
4.13%, 03/01/28	970	953,958
4.25%, 03/01/30	830	803,577
4.38%, 08/01/28	735	727,753
4.63%, 08/01/30	1,296	1,272,396
5.00%, 09/01/27(a)	775	774,985
5.25%, 09/01/29(a)	950	958,953
5.40%, 11/14/34(a)	1,170	1,166,617
5.45%, 03/15/43	3,040	2,807,169
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	894	624,622
Glencore Canada Corp., 6.20%, 06/15/35(a)	410	422,241
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	676	622,242
6.00%, 11/15/41(a)(b)	1,035	1,012,148
6.90%, 11/15/37(a)(b)	784	847,707
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	1,775	1,574,314
2.63%, 09/23/31(b)	1,345	1,162,260
2.85%, 04/27/31(b)	1,135	1,005,994
3.38%, 09/23/51(a)(b)	795	508,054
3.88%, 10/27/27(a)(b)	1,080	1,058,880
3.88%, 04/27/51(a)(b)	732	515,180
4.00%, 03/27/27(b)	1,652	1,633,032
4.88%, 03/12/29(a)(b)	1,429	1,434,393
4.91%, 04/01/28(b)	985	989,687
5.19%, 04/01/30(a)(b)	1,285	1,299,615
5.34%, 04/04/27(b)	1,245	1,258,856
5.37%, 04/04/29(b)	1,270	1,293,362
5.40%, 05/08/28(b)	935	950,867
5.63%, 04/04/34(a)(b)	1,565	1,574,029
5.67%, 04/01/35(a)(b)	1,175	1,178,168
5.70%, 05/08/33(a)(b)	1,215	1,236,699
5.89%, 04/04/54(a)(b)	715	681,631
6.13%, 10/06/28(a)(b)	1,380	1,435,240
6.14%, 04/01/55(a)(b)	1,525	1,494,789
6.38%, 10/06/30(a)(b)	1,040	1,103,062
6.50%, 10/06/33(a)(b)	1,280	1,368,901
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	265	272,318
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	1,800	1,810,699
5.80%, 05/15/50(a)(b)	655	598,895
6.53%, 11/15/28(a)(b)	1,191	1,247,553
6.76%, 11/15/48(b)	705	717,309
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	860	829,733
Security	Par (000)	Value
Mining (continued)
4.75%, 08/06/50(a)(b)	$706	$523,433
5.65%, 09/12/49(a)(b)	735	624,106
Kinross Gold Corp.
4.50%, 07/15/27	1,140	1,137,758
6.25%, 07/15/33(a)	870	917,054
6.88%, 09/01/41(a)	480	504,624
Minera Mexico SA de CV
4.50%, 01/26/50(a)(b)	1,555	1,137,857
5.63%, 02/12/32(b)	385	380,784
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	874	856,129
4.70%, 05/12/31(b)	811	766,349
Newmont Corp.
2.25%, 10/01/30(a)	1,472	1,316,801
2.60%, 07/15/32(a)	1,380	1,204,586
2.80%, 10/01/29	1,436	1,348,965
4.88%, 03/15/42	1,380	1,250,025
5.45%, 06/09/44	684	650,468
5.88%, 04/01/35(a)	942	990,244
6.25%, 10/01/39(a)	1,350	1,440,860
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30(a)	1,041	984,324
4.20%, 05/13/50	675	526,551
5.35%, 03/15/34	1,355	1,368,335
5.75%, 11/15/41	875	868,234
Nexa Resources SA
6.60%, 04/08/37(b)	170	168,635
6.75%, 04/09/34(b)	300	307,836
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	950	975,376
Rio Tinto Alcan Inc.
5.75%, 06/01/35	617	648,146
6.13%, 12/15/33	1,414	1,512,774
7.25%, 03/15/31	851	958,608
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,075	1,217,298
5.20%, 11/02/40	1,861	1,787,516
7.13%, 07/15/28	1,615	1,743,065
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,346	1,107,999
4.38%, 03/12/27(a)	540	541,416
4.50%, 03/14/28(a)	1,360	1,365,506
4.75%, 03/22/42	1,243	1,103,225
4.88%, 03/14/30	2,680	2,709,193
5.00%, 03/14/32	900	903,579
5.00%, 03/09/33(a)	1,280	1,278,809
5.13%, 03/09/53	1,045	932,884
5.25%, 03/14/35(a)	2,920	2,911,260
5.75%, 03/14/55	2,725	2,649,322
5.88%, 03/14/65	1,155	1,124,555
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,190	1,095,846
Southern Copper Corp.
5.25%, 11/08/42	2,012	1,816,474
5.88%, 04/23/45	2,243	2,137,306
6.75%, 04/16/40	1,700	1,801,682
7.50%, 07/27/35	1,559	1,748,192
Vale Canada Ltd., 7.20%, 09/15/32(a)	175	186,708
Yamana Gold Inc.
2.63%, 08/15/31	1,005	876,821
4.63%, 12/15/27(a)	736	732,098
		173,705,166

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$1,565	$1,515,515
3.25%, 02/15/29	1,285	1,207,450
3.28%, 12/01/28	1,245	1,176,869
3.57%, 12/01/31	1,590	1,441,682
4.25%, 04/01/28	955	940,245
5.10%, 03/01/30	395	394,465
5.55%, 08/22/34	435	428,507
		7,104,733
Oil & Gas — 4.1%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	795	782,739
4.50%, 09/11/34(b)	2,320	2,227,293
5.13%, 09/11/54(a)(b)	2,195	1,958,843
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(b)	95	93,699
Aker BP ASA
3.10%, 07/15/31(b)	1,805	1,572,668
3.75%, 01/15/30(b)	1,679	1,574,681
4.00%, 01/15/31(b)	1,415	1,312,193
5.13%, 10/01/34(b)	1,090	1,022,309
5.60%, 06/13/28(a)(b)	980	994,611
5.80%, 10/01/54(b)	1,090	953,980
6.00%, 06/13/33(a)(b)	1,650	1,658,473
Antero Resources Corp.
5.38%, 03/01/30(b)	570	559,594
7.63%, 02/01/29(b)	160	163,776
APA Corp.
4.25%, 01/15/30(a)(b)	895	837,808
5.10%, 09/01/40(a)(b)	300	244,434
5.35%, 07/01/49(b)	635	486,867
6.00%, 01/15/37(b)	145	130,436
6.10%, 02/15/35(b)	655	617,345
6.75%, 02/15/55(b)	1,080	974,383
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,650	1,543,564
BP Capital Markets America Inc.
1.75%, 08/10/30	1,707	1,482,946
2.72%, 01/12/32(a)	3,105	2,728,739
2.77%, 11/10/50(a)	2,570	1,522,356
2.94%, 06/04/51	3,710	2,259,046
3.00%, 02/24/50	3,216	2,015,661
3.00%, 03/17/52(a)	2,228	1,361,008
3.02%, 01/16/27	1,405	1,376,903
3.06%, 06/17/41	2,288	1,645,057
3.38%, 02/08/61	3,188	1,986,145
3.54%, 04/06/27	842	831,128
3.59%, 04/14/27(a)	932	920,377
3.63%, 04/06/30(a)	1,912	1,835,518
3.94%, 09/21/28	1,851	1,823,107
4.23%, 11/06/28	3,130	3,113,474
4.70%, 04/10/29	1,910	1,929,290
4.81%, 02/13/33	3,507	3,442,178
4.87%, 11/25/29	2,030	2,057,234
4.89%, 09/11/33	2,380	2,339,722
4.97%, 10/17/29	1,325	1,351,374
4.99%, 04/10/34	1,530	1,509,563
5.02%, 11/17/27	1,880	1,909,389
5.23%, 11/17/34	3,060	3,046,836
BP Capital Markets PLC
3.28%, 09/19/27	2,233	2,182,265
3.72%, 11/28/28(a)	1,306	1,276,414
4.88%, (5-year CMT + 4.398%)(a)(d)(e)	2,490	2,389,769
Security	Par (000)	Value
Oil & Gas (continued)
6.13%, , (5-year CMT + 1.924%)(a)(d)(e)	$1,730	$1,693,284
6.45%, (5-year CMT + 2.153%)(a)(d)(e)	1,970	1,981,987
Burlington Resources LLC
5.95%, 10/15/36(a)	650	670,410
7.20%, 08/15/31(a)	812	914,290
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	929	841,969
3.85%, 06/01/27	2,293	2,260,303
4.95%, 06/01/47(a)	1,687	1,373,766
5.00%, 12/15/29(b)	505	503,005
5.40%, 12/15/34(b)	1,075	1,044,354
5.85%, 02/01/35	532	529,109
6.25%, 03/15/38	1,697	1,703,212
6.45%, 06/30/33	690	725,130
6.50%, 02/15/37	690	707,355
6.75%, 02/01/39	678	704,911
7.20%, 01/15/32	675	732,497
Cenovus Energy Inc.
2.65%, 01/15/32	1,098	930,994
3.75%, 02/15/52(a)	1,842	1,201,332
4.25%, 04/15/27	661	655,785
5.25%, 06/15/37	611	565,694
5.40%, 06/15/47(a)	1,068	919,017
6.75%, 11/15/39	852	897,410
Chevron Corp.
2.00%, 05/11/27(a)	1,761	1,694,550
2.24%, 05/11/30	2,433	2,196,868
2.98%, 05/11/40(a)	595	445,424
3.08%, 05/11/50	1,886	1,228,625
Chevron USA Inc.
1.02%, 08/12/27	1,433	1,340,936
2.34%, 08/12/50(a)	1,374	759,698
3.25%, 10/15/29	1,269	1,217,864
3.85%, 01/15/28	1,034	1,028,446
4.41%, 02/26/27	660	664,290
4.48%, 02/26/28	990	999,162
4.69%, 04/15/30	1,550	1,568,769
4.82%, 04/15/32(a)	1,120	1,129,947
4.98%, 04/15/35	1,375	1,371,460
5.25%, 11/15/43	655	622,824
6.00%, 03/01/41	230	238,829
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	341,435
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,048,220
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	991,115
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	685	647,963
3.30%, 09/30/49(a)	500	364,560
4.25%, 05/09/43	1,200	1,054,636
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	365,631
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	285,635
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	805	804,624
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	146,492
6.40%, 05/15/37	245	280,655
7.50%, 07/30/39(a)	195	248,937

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	$250	$265,398
Conoco Funding Co., 7.25%, 10/15/31(a)	295	333,010
ConocoPhillips Co.
3.76%, 03/15/42	1,354	1,052,396
3.80%, 03/15/52	1,867	1,306,811
4.03%, 03/15/62	2,605	1,807,532
4.30%, 11/15/44	1,277	1,028,939
4.70%, 01/15/30	2,320	2,330,605
4.85%, 01/15/32(a)	1,160	1,156,689
4.88%, 10/01/47	565	481,337
5.00%, 01/15/35	1,975	1,928,801
5.05%, 09/15/33(a)	1,380	1,380,170
5.30%, 05/15/53(a)	1,855	1,655,248
5.50%, 01/15/55(a)	2,165	1,996,098
5.55%, 03/15/54(a)	1,620	1,503,952
5.65%, 01/15/65	985	907,235
5.70%, 09/15/63	1,005	925,438
5.90%, 10/15/32	754	801,285
5.90%, 05/15/38	630	648,955
5.95%, 03/15/46	575	577,357
6.50%, 02/01/39	2,340	2,550,880
6.95%, 04/15/29(a)	1,013	1,098,119
Continental Resources Inc./OK
2.27%, 11/15/26(b)	1,383	1,327,001
2.88%, 04/01/32(b)	1,350	1,104,348
4.38%, 01/15/28	1,918	1,876,322
4.90%, 06/01/44	1,386	1,061,763
5.75%, 01/15/31(b)	2,550	2,538,620
Coterra Energy Inc.
3.90%, 05/15/27	1,500	1,477,370
4.38%, 03/15/29(a)	1,047	1,030,628
5.40%, 02/15/35	880	853,334
5.60%, 03/15/34(a)	800	793,286
5.90%, 02/15/55	1,310	1,180,899
Devon Energy Corp.
4.50%, 01/15/30	1,399	1,363,250
4.75%, 05/15/42	1,252	1,009,583
5.00%, 06/15/45	1,220	984,283
5.20%, 09/15/34(a)	1,975	1,870,116
5.25%, 10/15/27	1,178	1,178,491
5.60%, 07/15/41(a)	1,905	1,708,867
5.75%, 09/15/54(a)	1,885	1,638,597
5.88%, 06/15/28(a)	780	779,993
7.88%, 09/30/31	794	900,321
7.95%, 04/15/32	690	778,833
Diamondback Energy Inc.
3.13%, 03/24/31	1,356	1,223,824
3.25%, 12/01/26	1,177	1,154,036
3.50%, 12/01/29	1,827	1,727,667
4.25%, 03/15/52(a)	1,278	931,313
4.40%, 03/24/51	1,050	785,272
5.15%, 01/30/30	1,475	1,492,759
5.20%, 04/18/27	1,490	1,504,282
5.40%, 04/18/34	1,965	1,928,398
5.55%, 04/01/35	1,540	1,519,071
5.75%, 04/18/54	2,250	2,016,621
5.90%, 04/18/64	1,545	1,382,533
6.25%, 03/15/33	1,630	1,699,919
6.25%, 03/15/53	1,150	1,097,809
Security	Par (000)	Value
Oil & Gas (continued)
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	$275	$239,660
4.50%, 09/14/47(b)	1,031	756,617
5.25%, 11/06/29(b)	1,175	1,179,194
5.95%, 07/30/34(b)	455	456,143
6.15%, 05/10/33(b)	1,185	1,199,641
Eni SpA
4.25%, 05/09/29(a)(b)	1,955	1,920,043
5.50%, 05/15/34(b)	1,605	1,591,693
5.70%, 10/01/40(b)	945	894,921
5.75%, 05/19/35(b)	685	685,951
5.95%, 05/15/54(a)(b)	1,820	1,703,157
Series X-R, 4.75%, 09/12/28(b)	1,850	1,850,333
Eni USA Inc., 7.30%, 11/15/27	1,240	1,313,249
EOG Resources Inc.
3.90%, 04/01/35	951	856,588
4.38%, 04/15/30	1,463	1,448,006
4.95%, 04/15/50	1,610	1,389,122
5.10%, 01/15/36	330	326,240
5.65%, 12/01/54(a)	890	842,369
EQT Corp.
3.63%, 05/15/31(a)(b)	915	834,391
3.90%, 10/01/27(a)	1,650	1,622,670
4.50%, 01/15/29(a)(b)	1,105	1,079,795
4.75%, 01/15/31(a)(b)	1,530	1,480,111
5.00%, 01/15/29	853	853,482
5.70%, 04/01/28	926	945,576
5.75%, 02/01/34(a)	1,195	1,202,975
7.00%, 02/01/30	995	1,065,094
7.50%, 06/01/27(b)	180	183,351
7.50%, 06/01/30(a)(b)	965	1,047,535
Equinor ASA
2.38%, 05/22/30	1,057	956,350
3.00%, 04/06/27	962	944,988
3.13%, 04/06/30(a)	1,888	1,781,939
3.25%, 11/18/49	1,212	814,330
3.63%, 09/10/28(a)	1,250	1,227,975
3.63%, 04/06/40	774	622,077
3.70%, 04/06/50	1,957	1,425,973
3.95%, 05/15/43	1,242	1,000,597
4.25%, 06/02/28	500	500,892
4.25%, 11/23/41	724	620,209
4.80%, 11/08/43	898	805,074
5.10%, 08/17/40	1,008	958,127
5.13%, 06/03/35	1,025	1,027,671
6.50%, 12/01/28(b)	605	647,449
6.80%, 01/15/28(a)	375	399,639
7.15%, 01/15/29	175	190,354
7.25%, 09/23/27	734	781,710
Expand Energy Corp.
4.75%, 02/01/32	1,805	1,701,616
5.38%, 02/01/29	525	523,290
5.38%, 03/15/30	1,860	1,849,894
5.70%, 01/15/35	1,325	1,308,037
5.88%, 02/01/29(b)	430	431,385
6.75%, 04/15/29(b)	305	308,581
Exxon Mobil Corp.
2.28%, 08/16/26	1,607	1,571,623
2.44%, 08/16/29(a)	2,762	2,581,376
2.61%, 10/15/30	3,313	3,037,425
3.00%, 08/16/39	1,272	974,049

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.10%, 08/16/49	$2,624	$1,707,022
3.29%, 03/19/27	1,667	1,647,165
3.45%, 04/15/51(a)	4,371	3,014,099
3.48%, 03/19/30	3,115	3,007,817
3.57%, 03/06/45	1,785	1,335,505
4.11%, 03/01/46	3,832	3,066,542
4.23%, 03/19/40	3,081	2,699,269
4.33%, 03/19/50	3,721	3,009,141
GS Caltex Corp., 5.38%, 08/07/28(b)	55	55,829
Harbour Energy PLC, 6.33%, 04/01/35(b)	715	689,008
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	1,007	821,432
4.65%, 12/01/27(a)(b)	715	707,251
4.85%, 12/01/29(a)(b)	265	250,187
5.50%, 12/01/34(a)(b)	825	729,363
Hess Corp.
4.30%, 04/01/27	1,800	1,792,780
5.60%, 02/15/41	2,061	1,997,764
5.80%, 04/01/47(a)	897	864,630
6.00%, 01/15/40	1,254	1,288,756
7.13%, 03/15/33	874	974,071
7.30%, 08/15/31	1,102	1,232,480
7.88%, 10/01/29	876	980,072
HF Sinclair Corp.
4.50%, 10/01/30(a)	645	617,439
5.00%, 02/01/28(a)	660	656,803
5.75%, 01/15/31(a)	715	718,906
6.25%, 01/15/35(a)	1,185	1,163,657
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(b)	15	15,525
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)(b)	995	835,511
4.75%, 04/19/27(a)(b)	435	431,044
5.38%, 04/24/30(b)	1,780	1,758,923
5.75%, 04/19/47(b)	2,190	1,834,311
6.38%, 10/24/48(b)	2,491	2,213,468
Marathon Petroleum Corp.
3.80%, 04/01/28	1,329	1,301,779
4.50%, 04/01/48	994	736,297
4.75%, 09/15/44	1,492	1,202,961
5.00%, 09/15/54	553	432,282
5.13%, 12/15/26(a)	1,226	1,233,061
5.15%, 03/01/30	1,770	1,787,187
5.70%, 03/01/35	1,160	1,147,279
5.85%, 12/15/45(a)	516	470,150
6.50%, 03/01/41	2,105	2,138,088
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,396	1,490,002
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	987	544,100
3.50%, 08/15/29(a)	620	569,796
4.10%, 02/15/47(a)	479	314,664
4.20%, 03/15/48	575	382,547
4.40%, 04/15/46(a)	755	535,220
4.40%, 08/15/49	412	272,907
4.63%, 06/15/45	525	382,233
5.00%, 08/01/27	1,145	1,145,188
5.20%, 08/01/29(a)	1,855	1,842,674
5.38%, 01/01/32	1,415	1,365,889
5.55%, 10/01/34	1,350	1,276,039
6.05%, 10/01/54	1,900	1,651,488
6.13%, 01/01/31	1,495	1,522,016
Security	Par (000)	Value
Oil & Gas (continued)
6.20%, 03/15/40	$1,155	$1,076,451
6.38%, 09/01/28	565	582,685
6.45%, 09/15/36	2,605	2,559,964
6.60%, 03/15/46(a)	1,835	1,738,402
6.63%, 09/01/30	2,370	2,468,151
7.50%, 05/01/31	1,130	1,216,307
7.88%, 09/15/31	835	918,158
7.95%, 06/15/39(a)	510	552,070
8.50%, 07/15/27	890	940,496
8.88%, 07/15/30(a)	1,560	1,753,824
ORLEN SA, 6.00%, 01/30/35(a)(b)	1,555	1,572,758
Ovintiv Inc.
5.65%, 05/15/28	1,245	1,269,129
6.25%, 07/15/33(a)	990	991,333
6.50%, 08/15/34	955	957,063
6.50%, 02/01/38	662	645,007
6.63%, 08/15/37	811	793,605
7.10%, 07/15/53(a)	1,048	1,025,018
7.20%, 11/01/31	587	623,244
7.38%, 11/01/31	790	843,700
8.13%, 09/15/30(a)	548	611,273
Patterson-UTI Energy Inc.
3.95%, 02/01/28(a)	470	450,860
5.15%, 11/15/29(a)	655	634,155
7.15%, 10/01/33	750	749,100
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	60	60,137
Pertamina Persero PT
2.30%, 02/09/31(b)	1,570	1,351,674
3.10%, 01/21/30(a)(b)	760	699,757
3.10%, 08/27/30(b)	1,325	1,210,785
3.65%, 07/30/29(a)(b)	1,815	1,727,888
4.15%, 02/25/60(a)(b)	1,480	1,006,093
4.18%, 01/21/50(a)(b)	1,895	1,367,652
4.70%, 07/30/49(b)	1,317	1,042,668
5.63%, 05/20/43(b)	1,985	1,827,662
6.00%, 05/03/42(b)	1,900	1,828,288
6.45%, 05/30/44(b)	2,117	2,123,182
6.50%, 05/27/41(b)	435	439,917
6.50%, 11/07/48(b)	1,325	1,330,998
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	870	903,843
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	2,810	2,407,050
3.40%, 04/28/61(b)	2,465	1,548,130
3.50%, 04/21/30(a)(b)	4,463	4,233,266
4.50%, 03/18/45(a)(b)	2,695	2,264,802
4.55%, 04/21/50(b)	4,783	3,950,703
4.80%, 04/21/60(a)(b)	1,502	1,255,608
4.95%, 01/03/31(b)	640	647,114
5.34%, 04/03/35(b)	1,755	1,778,616
5.85%, 04/03/55(b)	2,095	2,075,245
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	920,332
Phillips 66
2.15%, 12/15/30	1,611	1,399,075
3.30%, 03/15/52(a)	1,715	1,067,707
3.90%, 03/15/28	1,513	1,490,076
4.65%, 11/15/34	1,356	1,272,157
4.88%, 11/15/44	2,656	2,229,316
5.88%, 05/01/42	2,420	2,355,377
Phillips 66 Co.
3.15%, 12/15/29	1,208	1,133,876

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.55%, 10/01/26	$944	$932,052
3.75%, 03/01/28	728	712,809
4.68%, 02/15/45	760	614,582
4.90%, 10/01/46	1,084	892,693
4.95%, 12/01/27	1,345	1,359,251
4.95%, 03/15/35(a)	1,000	953,128
5.25%, 06/15/31(a)	1,620	1,640,049
5.30%, 06/30/33(a)	1,475	1,468,385
5.50%, 03/15/55(a)	900	791,910
5.65%, 06/15/54(a)	790	712,239
Pioneer Natural Resources Co.
1.90%, 08/15/30	1,441	1,261,855
2.15%, 01/15/31(a)	1,053	921,976
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(b)	280	284,556
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	820	526,651
4.50%, 10/25/42(b)	80	66,426
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,595	1,528,386
2.99%, 01/15/30(a)(b)	395	366,308
3.90%, 12/06/59(a)(b)	975	675,805
6.35%, 06/12/42(b)	235	242,018
Qatar Energy
1.38%, 09/12/26(a)(b)	1,947	1,870,382
2.25%, 07/12/31(b)	3,776	3,287,076
3.13%, 07/12/41(a)(b)	5,625	4,075,313
3.30%, 07/12/51(a)(b)	6,187	4,054,650
QatarEnergy LNG S3
5.84%, 09/30/27(b)	676	686,520
6.33%, 09/30/27(b)	697	708,013
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	1,580	1,463,197
6.45%, 03/05/34(b)	1,038	1,027,836
6.70%, 02/25/37(b)	1,030	995,608
6.95%, 03/05/54(b)	1,485	1,363,154
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,520	2,204,996
3.63%, 01/12/52(a)(b)	2,680	1,797,439
3.67%, 11/30/27(b)	360	351,737
3.75%, 01/12/62(b)	1,090	709,161
4.88%, 02/10/45(b)	515	443,441
6.25%, 10/19/40(b)	55	58,012
SA Global Sukuk Ltd.
1.60%, 06/17/26(b)	535	518,522
2.69%, 06/17/31(b)	3,807	3,364,661
4.25%, 10/02/29(b)	1,150	1,127,000
4.75%, 10/02/34(b)	2,335	2,266,001
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,746	1,572,267
6.88%, 09/19/33(a)(b)	1,410	1,481,328
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	2,938	2,583,695
3.25%, 11/24/50(b)	3,384	2,094,222
3.50%, 04/16/29(a)(b)	3,061	2,932,147
3.50%, 11/24/70(b)	3,083	1,796,530
4.25%, 04/16/39(a)(b)	4,522	3,852,744
4.38%, 04/16/49(b)	4,726	3,639,020
5.25%, 07/17/34(b)	3,699	3,687,385
5.75%, 07/17/54(b)	3,164	2,869,432
5.88%, 07/17/64(b)	3,425	3,063,128
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance U.S. Inc.
2.38%, 11/07/29	$1,880	$1,733,915
2.75%, 04/06/30	2,271	2,111,196
3.25%, 04/06/50(a)	2,572	1,703,200
3.75%, 09/12/46	1,594	1,193,784
4.00%, 05/10/46	2,785	2,168,223
4.13%, 05/11/35	2,024	1,879,822
4.38%, 05/11/45	3,871	3,200,467
4.55%, 08/12/43	1,486	1,277,347
Shell International Finance BV
2.38%, 11/07/29(a)	360	334,626
2.50%, 09/12/26(a)	1,631	1,597,770
2.75%, 04/06/30	190	176,759
2.88%, 11/26/41	890	622,670
3.00%, 11/26/51	1,690	1,055,031
3.13%, 11/07/49	2,007	1,301,790
3.25%, 04/06/50(a)	130	85,548
3.63%, 08/21/42	981	749,369
3.88%, 11/13/28(a)	2,410	2,389,599
4.00%, 05/10/46(a)	625	492,783
4.13%, 05/11/35(a)	340	327,365
4.38%, 05/11/45(a)	880	728,983
4.55%, 08/12/43	125	106,686
5.50%, 03/25/40	1,800	1,790,938
6.38%, 12/15/38	4,273	4,636,976
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	255	221,797
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,902	1,820,049
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,685	1,445,787
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,303	1,275,789
4.25%, 05/03/46(b)	790	689,647
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,670	1,633,458
3.63%, 04/12/27(a)(b)	2,145	2,120,474
4.00%, 09/13/47(b)	735	614,019
4.25%, 04/12/47(a)(b)	310	269,393
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,424	1,289,389
2.70%, 05/13/30(a)(b)	2,175	2,029,290
2.95%, 08/08/29(a)(b)	1,059	1,007,920
2.95%, 11/12/29(a)(b)	904	857,796
3.10%, 01/08/51(b)	1,020	712,276
3.35%, 05/13/50(b)	1,349	993,440
3.44%, 11/12/49(a)(b)	555	415,382
3.68%, 08/08/49(a)(b)	1,202	942,997
4.25%, 09/12/28(a)(b)	870	870,964
4.60%, 09/12/48(a)(b)	1,013	923,182
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,345	903,043
4.00%, 11/15/47	1,270	907,301
5.95%, 12/01/34	784	793,812
6.50%, 06/15/38	285	296,666
6.80%, 05/15/38	904	947,170
6.85%, 06/01/39	1,286	1,372,414
7.00%, 11/15/28	315	335,251
7.15%, 02/01/32	860	929,966

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 06/15/26(a)	$595	$613,894
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	620	541,569
4.00%, 08/15/26(b)	795	780,257
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	755	648,405
3.50%, 10/17/49(b)	1,130	700,992
3.75%, 06/18/50(a)(b)	1,165	742,628
4.63%, 11/20/28(b)	595	578,547
4.88%, 01/23/43(b)	195	159,259
5.38%, 11/20/48(b)	840	709,803
TotalEnergies Capital International SA
2.83%, 01/10/30	2,191	2,058,587
2.99%, 06/29/41	1,493	1,068,843
3.13%, 05/29/50	3,875	2,484,302
3.39%, 06/29/60	1,056	667,525
3.46%, 02/19/29	2,129	2,069,031
3.46%, 07/12/49	1,850	1,265,399
TotalEnergies Capital SA
3.88%, 10/11/28	1,789	1,771,755
4.72%, 09/10/34(a)	1,425	1,391,920
5.15%, 04/05/34	1,825	1,838,212
5.28%, 09/10/54	1,460	1,326,058
5.43%, 09/10/64	1,920	1,741,699
5.49%, 04/05/54(a)	2,830	2,641,183
5.64%, 04/05/64	1,840	1,719,477
Valero Energy Corp.
2.15%, 09/15/27	1,277	1,208,892
2.80%, 12/01/31	960	837,465
3.40%, 09/15/26	510	502,960
3.65%, 12/01/51(a)	1,520	994,001
4.00%, 04/01/29	952	929,710
4.00%, 06/01/52(a)	1,148	791,440
4.35%, 06/01/28	1,343	1,336,140
4.90%, 03/15/45	633	541,400
5.15%, 02/15/30	870	879,846
6.63%, 06/15/37	2,196	2,305,198
7.50%, 04/15/32	1,180	1,329,506
Var Energi ASA
5.00%, 05/18/27(b)	155	155,264
5.88%, 05/22/30(b)	805	814,079
6.50%, 05/22/35(b)	825	832,838
7.50%, 01/15/28(b)	1,485	1,560,792
8.00%, 11/15/32(b)	1,480	1,636,965
Woodside Finance Ltd.
3.70%, 09/15/26(b)	725	715,060
3.70%, 03/15/28(b)	1,690	1,635,837
4.50%, 03/04/29(b)	1,871	1,833,575
4.90%, 05/19/28	5	5,000
5.10%, 09/12/34	1,700	1,597,481
5.40%, 05/19/30	30	30,088
5.70%, 09/12/54	1,340	1,167,635
6.00%, 05/19/35	1,500	1,489,709
XTO Energy Inc., 6.75%, 08/01/37	437	482,595
		569,398,205
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,905	1,792,432
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,087	1,047,965
3.14%, 11/07/29	925	870,768
Security	Par (000)	Value
Oil & Gas Services (continued)
3.34%, 12/15/27	$2,618	$2,560,829
4.08%, 12/15/47	2,268	1,704,102
4.49%, 05/01/30	1,182	1,169,758
Guara Norte SARL, 5.20%, 06/15/34(a)(b)	387	362,484
Halliburton Co.
2.92%, 03/01/30	1,973	1,810,945
4.50%, 11/15/41(a)	665	547,397
4.75%, 08/01/43	1,388	1,170,569
4.85%, 11/15/35	1,530	1,439,853
5.00%, 11/15/45(a)	2,973	2,549,704
6.70%, 09/15/38(a)	1,222	1,314,761
7.45%, 09/15/39	1,478	1,687,416
NOV Inc.
3.60%, 12/01/29(a)	1,123	1,067,682
3.95%, 12/01/42(a)	1,924	1,384,074
Schlumberger Holdings Corp.
2.65%, 06/26/30(a)(b)	1,097	996,185
3.90%, 05/17/28(a)(b)	2,447	2,407,207
4.30%, 05/01/29(a)(b)	1,294	1,282,917
4.50%, 05/15/28(a)(b)	635	636,479
4.85%, 05/15/33(a)(b)	515	497,468
5.00%, 05/29/27(b)	650	656,231
5.00%, 11/15/29(a)(b)	650	661,515
5.00%, 06/01/34(a)(b)	705	683,587
Schlumberger Investment SA, 2.65%, 06/26/30(a)	887	805,484
		31,107,812
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
4.50%, 05/15/28	1,055	1,047,861
5.63%, 05/26/33(a)	725	740,478
Amcor Flexibles North America Inc.
2.63%, 06/19/30	1,098	984,469
2.69%, 05/25/31(a)	1,333	1,176,207
3.10%, 09/15/26(a)	580	566,922
4.80%, 03/17/28(a)(b)	1,450	1,453,730
5.10%, 03/17/30(b)	475	478,104
5.50%, 03/17/35(b)	865	856,050
Amcor Group Finance PLC, 5.45%, 05/23/29	1,105	1,127,261
AptarGroup Inc., 3.60%, 03/15/32	360	329,091
Berry Global Inc.
1.65%, 01/15/27	780	743,102
4.88%, 07/15/26(b)	859	856,342
5.50%, 04/15/28(a)	950	967,841
5.65%, 01/15/34(a)	840	846,144
5.80%, 06/15/31	945	980,943
CCL Industries Inc.
3.05%, 06/01/30(a)(b)	1,310	1,194,301
3.25%, 10/01/26(a)(b)	715	701,071
Packaging Corp. of America
3.00%, 12/15/29(a)	1,130	1,054,895
3.05%, 10/01/51(a)	1,315	798,446
3.40%, 12/15/27	1,156	1,126,424
4.05%, 12/15/49(a)	669	492,376
5.70%, 12/01/33	800	819,460
Sealed Air Corp., 1.57%, 10/15/26(b)	1,088	1,036,384
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	950	960,458
5.44%, 04/03/34	1,620	1,622,009
5.78%, 04/03/54(a)	1,550	1,474,096

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	$560	$557,596
Sonoco Products Co.
2.25%, 02/01/27(a)	620	596,332
2.85%, 02/01/32(a)	775	672,559
3.13%, 05/01/30	1,290	1,184,828
4.45%, 09/01/26	220	218,893
4.60%, 09/01/29	755	745,640
5.00%, 09/01/34(a)	1,265	1,202,139
5.75%, 11/01/40(a)	415	402,863
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	500	523,411
WestRock MWV LLC
7.95%, 02/15/31(a)	545	621,289
8.20%, 01/15/30	1,505	1,711,764
WRKCo Inc.
3.00%, 06/15/33(a)	972	833,871
3.38%, 09/15/27	924	898,377
3.90%, 06/01/28	1,045	1,023,466
4.00%, 03/15/28	1,058	1,039,216
4.20%, 06/01/32	696	656,975
4.90%, 03/15/29	1,259	1,266,115
		38,589,799
Pharmaceuticals — 4.2%
AbbVie Inc.
2.95%, 11/21/26	5,810	5,695,659
3.20%, 11/21/29	8,553	8,112,844
4.05%, 11/21/39	5,898	5,035,992
4.25%, 11/14/28(a)	2,757	2,756,673
4.25%, 11/21/49	8,734	6,997,421
4.30%, 05/14/36	1,843	1,705,339
4.40%, 11/06/42	4,079	3,502,113
4.45%, 05/14/46	3,296	2,763,017
4.50%, 05/14/35	4,020	3,822,594
4.55%, 03/15/35	2,758	2,633,098
4.63%, 10/01/42	590	519,489
4.65%, 03/15/28	1,790	1,808,086
4.70%, 05/14/45	4,322	3,794,489
4.75%, 03/15/45	1,238	1,088,454
4.80%, 03/15/27	3,685	3,719,881
4.80%, 03/15/29	4,195	4,255,675
4.85%, 06/15/44	1,557	1,397,847
4.88%, 03/15/30	2,095	2,128,821
4.88%, 11/14/48	2,590	2,290,856
4.95%, 03/15/31(a)	3,185	3,236,686
5.05%, 03/15/34	4,340	4,352,604
5.20%, 03/15/35	1,525	1,531,769
5.35%, 03/15/44	1,185	1,133,856
5.40%, 03/15/54	4,795	4,538,534
5.50%, 03/15/64	2,370	2,247,987
5.60%, 03/15/55(a)	1,395	1,360,182
Astrazeneca Finance LLC
1.75%, 05/28/28	2,358	2,199,336
2.25%, 05/28/31	1,270	1,120,500
4.80%, 02/26/27	1,870	1,889,767
4.85%, 02/26/29	2,005	2,038,743
4.88%, 03/03/28	1,825	1,858,274
4.88%, 03/03/33	780	783,501
4.90%, 03/03/30(a)	1,420	1,447,625
4.90%, 02/26/31	1,695	1,726,646
5.00%, 02/26/34	2,335	2,350,482
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/30	$2,107	$1,807,215
2.13%, 08/06/50(a)	935	499,833
3.00%, 05/28/51(a)	1,215	785,784
3.13%, 06/12/27	1,310	1,285,086
4.00%, 01/17/29	1,617	1,603,178
4.00%, 09/18/42	1,690	1,405,038
4.38%, 11/16/45	1,639	1,393,346
4.38%, 08/17/48	1,366	1,145,125
6.45%, 09/15/37	3,515	3,880,704
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	1,199	1,249,892
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)(b)	688	475,935
4.20%, 07/15/34(a)(b)	759	674,103
4.38%, 12/15/28(b)	4,977	4,881,976
4.40%, 07/15/44(a)(b)	1,247	934,286
4.63%, 06/25/38(a)(b)	1,557	1,335,405
4.65%, 11/15/43(b)	350	268,111
4.70%, 07/15/64(a)(b)	1,145	821,687
4.88%, 06/25/48(a)(b)	2,955	2,321,900
5.50%, 07/30/35(a)(b)	500	487,998
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	1,585	1,608,114
6.25%, 01/21/29(a)(b)	1,525	1,585,548
6.38%, 11/21/30(b)	2,025	2,131,355
6.50%, 11/21/33(b)	2,375	2,472,874
6.88%, 11/21/53(a)(b)	1,165	1,178,659
Becton Dickinson & Co.
1.96%, 02/11/31	1,617	1,386,787
2.82%, 05/20/30	1,381	1,261,614
3.70%, 06/06/27	3,278	3,228,889
3.79%, 05/20/50	1,070	767,858
4.30%, 08/22/32	955	909,600
4.67%, 06/06/47	2,359	1,964,806
4.69%, 02/13/28	1,435	1,441,245
4.69%, 12/15/44	1,861	1,573,118
4.87%, 02/08/29	975	981,071
5.08%, 06/07/29	1,290	1,308,670
5.11%, 02/08/34(a)	745	734,068
Bristol-Myers Squibb Co.
1.13%, 11/13/27	1,663	1,547,858
1.45%, 11/13/30	2,256	1,929,319
2.35%, 11/13/40	1,213	809,768
2.55%, 11/13/50(a)	2,366	1,335,956
2.95%, 03/15/32	2,595	2,319,980
3.20%, 06/15/26	2,576	2,546,142
3.25%, 02/27/27(a)	670	660,037
3.25%, 08/01/42	815	595,693
3.40%, 07/26/29	3,956	3,809,104
3.45%, 11/15/27(a)	1,025	1,009,321
3.55%, 03/15/42	1,900	1,465,295
3.70%, 03/15/52	3,072	2,172,810
3.90%, 02/20/28	2,188	2,172,132
3.90%, 03/15/62	1,869	1,299,699
4.13%, 06/15/39	2,960	2,568,095
4.25%, 10/26/49	5,947	4,684,768
4.35%, 11/15/47	1,944	1,581,304
4.50%, 03/01/44	390	332,755
4.55%, 02/20/48	1,872	1,568,374
4.63%, 05/15/44	1,230	1,063,310
4.90%, 02/22/27	1,395	1,411,095

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 02/22/29	$2,560	$2,607,854
5.00%, 08/15/45	1,215	1,098,493
5.10%, 02/22/31	2,490	2,549,144
5.20%, 02/22/34	3,625	3,652,734
5.50%, 02/22/44	860	835,001
5.55%, 02/22/54	4,250	4,035,890
5.65%, 02/22/64	2,525	2,387,434
5.75%, 02/01/31(a)	1,595	1,687,551
5.88%, 11/15/36(a)	497	522,055
5.90%, 11/15/33(a)	1,530	1,622,386
6.25%, 11/15/53	2,120	2,208,386
6.40%, 11/15/63	1,925	2,027,179
6.80%, 11/15/26	840	868,872
Cardinal Health Inc.
3.41%, 06/15/27	1,931	1,893,003
4.37%, 06/15/47	1,042	824,812
4.50%, 11/15/44	662	538,547
4.60%, 03/15/43	660	545,438
4.70%, 11/15/26	640	641,194
4.90%, 09/15/45	829	708,391
5.00%, 11/15/29	1,705	1,724,315
5.13%, 02/15/29	1,320	1,344,815
5.35%, 11/15/34	1,115	1,112,668
5.45%, 02/15/34(a)	680	686,621
5.75%, 11/15/54(a)	1,075	1,024,143
Cencora Inc.
2.70%, 03/15/31	1,590	1,418,541
2.80%, 05/15/30	935	858,998
3.45%, 12/15/27	1,673	1,633,118
4.25%, 03/01/45	880	700,682
4.30%, 12/15/47	897	705,982
4.63%, 12/15/27	660	663,615
4.85%, 12/15/29	895	901,887
5.13%, 02/15/34	530	527,278
5.15%, 02/15/35	555	550,261
CVS Health Corp.
1.30%, 08/21/27	3,644	3,388,216
1.75%, 08/21/30	2,330	1,981,550
1.88%, 02/28/31(a)	2,140	1,797,977
2.13%, 09/15/31	1,460	1,222,373
2.70%, 08/21/40(a)	380	253,445
2.88%, 06/01/26	2,369	2,326,473
3.00%, 08/15/26	1,179	1,156,297
3.25%, 08/15/29	2,797	2,627,620
3.63%, 04/01/27	1,076	1,057,367
3.75%, 04/01/30	2,279	2,156,611
4.13%, 04/01/40	976	789,062
4.25%, 04/01/50(a)	940	687,539
4.30%, 03/25/28	7,631	7,546,379
4.78%, 03/25/38	7,721	6,861,872
4.88%, 07/20/35(a)	1,183	1,104,884
5.00%, 01/30/29	1,865	1,877,595
5.05%, 03/25/48	12,564	10,475,269
5.13%, 02/21/30(a)	2,305	2,318,136
5.13%, 07/20/45	5,588	4,792,633
5.25%, 01/30/31	1,770	1,784,790
5.25%, 02/21/33	2,520	2,483,030
5.30%, 06/01/33	1,730	1,707,743
5.30%, 12/05/43	700	613,239
5.40%, 06/01/29	1,610	1,641,740
5.55%, 06/01/31	2,340	2,391,587
Security	Par (000)	Value
Pharmaceuticals (continued)
5.63%, 02/21/53	$2,035	$1,808,399
5.70%, 06/01/34	2,132	2,144,186
5.88%, 06/01/53(a)	1,980	1,820,924
6.00%, 06/01/44	1,340	1,282,246
6.00%, 06/01/63	1,385	1,270,514
6.05%, 06/01/54(a)	1,630	1,537,226
6.13%, 09/15/39	758	757,457
6.25%, 06/01/27(a)	680	701,522
Eli Lilly & Co.
2.25%, 05/15/50	2,003	1,108,498
2.50%, 09/15/60(a)	1,357	725,620
3.10%, 05/15/27	831	815,516
3.38%, 03/15/29	1,418	1,378,579
3.70%, 03/01/45	645	503,431
3.95%, 05/15/47	471	373,933
3.95%, 03/15/49	1,610	1,252,871
4.15%, 08/14/27	1,345	1,347,754
4.15%, 03/15/59	935	722,803
4.20%, 08/14/29	1,545	1,542,557
4.50%, 02/09/27	1,590	1,598,907
4.50%, 02/09/29	1,680	1,692,990
4.55%, 02/12/28	1,490	1,506,448
4.60%, 08/14/34	1,875	1,827,864
4.70%, 02/27/33	1,350	1,345,129
4.70%, 02/09/34	2,265	2,229,243
4.75%, 02/12/30	1,295	1,316,034
4.88%, 02/27/53	2,062	1,830,271
4.90%, 02/12/32	1,140	1,157,675
4.95%, 02/27/63	1,530	1,347,102
5.00%, 02/09/54	2,400	2,177,851
5.05%, 08/14/54	1,925	1,757,513
5.10%, 02/12/35	1,900	1,911,715
5.10%, 02/09/64	2,505	2,256,473
5.20%, 08/14/64	1,135	1,045,012
5.50%, 03/15/27(a)	465	475,495
5.50%, 02/12/55	2,015	1,971,076
5.55%, 03/15/37(a)	690	721,180
5.60%, 02/12/65	1,160	1,135,178
5.95%, 11/15/37	435	454,733
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	2,759	2,736,599
4.20%, 03/18/43	920	770,387
4.50%, 04/15/30	1,090	1,089,334
4.88%, 04/15/35	960	941,846
5.38%, 04/15/34	860	882,045
6.38%, 05/15/38	4,438	4,835,595
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	1,664	1,603,741
4.32%, 03/12/27	760	761,884
Johnson & Johnson
0.95%, 09/01/27	2,481	2,319,666
1.30%, 09/01/30	2,841	2,445,999
2.10%, 09/01/40	1,635	1,100,519
2.25%, 09/01/50	1,445	824,389
2.45%, 09/01/60	1,988	1,063,191
2.90%, 01/15/28(a)	2,245	2,185,168
2.95%, 03/03/27(a)	1,568	1,540,256
3.40%, 01/15/38	1,766	1,489,973
3.50%, 01/15/48	1,214	910,492
3.55%, 03/01/36	1,551	1,375,719
3.63%, 03/03/37	2,492	2,186,100

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46	$2,896	$2,289,724
3.75%, 03/03/47	1,568	1,234,418
4.38%, 12/05/33(a)	1,302	1,284,470
4.50%, 03/01/27	1,100	1,109,109
4.50%, 09/01/40(a)	980	914,612
4.50%, 12/05/43	825	748,414
4.55%, 03/01/28	915	927,908
4.70%, 03/01/30	2,255	2,293,506
4.80%, 06/01/29	1,840	1,883,412
4.85%, 03/01/32	1,675	1,703,697
4.85%, 05/15/41(a)	449	428,898
4.90%, 06/01/31	2,040	2,093,485
4.95%, 05/15/33(a)	741	758,449
4.95%, 06/01/34(a)	1,265	1,292,536
5.00%, 03/01/35	1,750	1,765,580
5.25%, 06/01/54(a)	1,460	1,414,268
5.85%, 07/15/38	1,086	1,167,011
5.95%, 08/15/37	1,522	1,655,963
6.95%, 09/01/29(a)	1,135	1,260,060
McKesson Corp.
1.30%, 08/15/26	875	844,500
3.95%, 02/16/28(a)	842	833,025
4.25%, 09/15/29(a)	1,030	1,021,917
4.65%, 05/30/30	1,070	1,071,504
4.88%, 03/15/44	692	603,673
4.90%, 07/15/28	1,085	1,102,382
4.95%, 05/30/32	1,025	1,027,916
5.10%, 07/15/33	765	774,334
5.25%, 05/30/35	1,025	1,027,391
Mead Johnson Nutrition Co.
4.60%, 06/01/44	730	619,629
5.90%, 11/01/39(a)	435	448,776
Merck & Co. Inc.
1.45%, 06/24/30	1,095	947,357
1.70%, 06/10/27	2,649	2,527,522
1.90%, 12/10/28	1,977	1,828,625
2.15%, 12/10/31(a)	3,200	2,762,491
2.35%, 06/24/40	1,553	1,060,432
2.45%, 06/24/50(a)	1,946	1,106,734
2.75%, 12/10/51	3,098	1,856,549
2.90%, 12/10/61(a)	2,325	1,313,601
3.40%, 03/07/29	2,893	2,802,173
3.60%, 09/15/42	817	631,233
3.70%, 02/10/45	3,006	2,316,921
3.90%, 03/07/39	1,646	1,413,290
4.00%, 03/07/49	2,197	1,707,153
4.05%, 05/17/28	770	769,827
4.15%, 05/18/43	1,959	1,633,039
4.30%, 05/17/30(a)	1,870	1,861,102
4.50%, 05/17/33(a)	2,085	2,048,737
4.90%, 05/17/44	1,470	1,342,480
5.00%, 05/17/53(a)	2,410	2,157,029
5.15%, 05/17/63	1,500	1,349,349
6.50%, 12/01/33	1,070	1,194,421
6.55%, 09/15/37	520	580,065
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	698	736,451
5.85%, 06/30/39	550	569,739
5.95%, 12/01/28(a)	1,520	1,603,532
6.40%, 03/01/28	1,225	1,292,362
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan Inc.
4.55%, 04/15/28	$1,209	$1,182,744
5.20%, 04/15/48	1,133	854,832
5.40%, 11/29/43	746	593,524
Novartis Capital Corp.
2.00%, 02/14/27(a)	1,956	1,891,754
2.20%, 08/14/30	2,609	2,348,829
2.75%, 08/14/50(a)	2,216	1,374,243
3.10%, 05/17/27(a)	1,455	1,429,423
3.70%, 09/21/42	983	784,860
3.80%, 09/18/29(a)	1,585	1,558,510
4.00%, 09/18/31	1,810	1,761,837
4.00%, 11/20/45	1,623	1,317,076
4.20%, 09/18/34	1,130	1,069,978
4.40%, 05/06/44	3,037	2,644,887
4.70%, 09/18/54(a)	955	831,159
Pfizer Inc.
1.70%, 05/28/30(a)	1,815	1,590,494
1.75%, 08/18/31(a)	1,578	1,347,634
2.55%, 05/28/40	1,496	1,044,174
2.63%, 04/01/30	2,388	2,200,273
2.70%, 05/28/50(a)	1,849	1,112,403
2.75%, 06/03/26	1,862	1,833,254
3.00%, 12/15/26(a)	2,722	2,679,424
3.45%, 03/15/29	2,753	2,676,951
3.60%, 09/15/28(a)	1,618	1,592,230
3.90%, 03/15/39	1,488	1,263,214
4.00%, 12/15/36(a)	1,624	1,467,196
4.00%, 03/15/49	2,114	1,627,051
4.10%, 09/15/38(a)	1,183	1,038,050
4.13%, 12/15/46	2,249	1,795,218
4.20%, 09/15/48	1,516	1,217,281
4.30%, 06/15/43	1,196	1,007,242
4.40%, 05/15/44(a)	1,513	1,290,056
5.60%, 09/15/40	1,002	1,004,224
7.20%, 03/15/39	3,645	4,250,052
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	6,065	6,096,220
4.65%, 05/19/30	4,760	4,790,564
4.75%, 05/19/33	7,380	7,256,826
5.11%, 05/19/43	4,675	4,358,039
5.30%, 05/19/53(a)	9,190	8,423,270
5.34%, 05/19/63	6,295	5,660,734
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	295	287,049
Sanofi SA, 3.63%, 06/19/28	1,881	1,852,256
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	813	800,771
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	3,840	3,402,116
3.03%, 07/09/40	2,610	1,903,237
3.18%, 07/09/50(a)	3,410	2,161,335
3.38%, 07/09/60(a)	1,436	882,734
5.00%, 11/26/28	2,828	2,866,749
5.30%, 07/05/34	1,380	1,379,657
5.65%, 07/05/44(a)	1,040	1,005,544
5.65%, 07/05/54(a)	790	746,257
5.80%, 07/05/64	985	926,158
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,426	2,394,297
5.25%, 06/15/46(a)	1,336	1,033,224

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris Inc.
2.30%, 06/22/27	$1,173	$1,112,032
2.70%, 06/22/30	1,798	1,572,681
3.85%, 06/22/40	2,316	1,646,322
4.00%, 06/22/50	2,893	1,851,158
Wyeth LLC
5.95%, 04/01/37	3,136	3,285,733
6.00%, 02/15/36	815	863,166
6.50%, 02/01/34	1,153	1,267,464
Zoetis Inc.
2.00%, 05/15/30	1,404	1,246,440
3.00%, 09/12/27	1,469	1,428,261
3.00%, 05/15/50	931	587,253
3.90%, 08/20/28	1,224	1,209,772
3.95%, 09/12/47	632	487,709
4.45%, 08/20/48	594	486,528
4.70%, 02/01/43	1,841	1,640,228
5.60%, 11/16/32	1,050	1,095,016
		583,283,734
Pipelines — 3.6%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	754,642
4.60%, 11/02/47(b)	3,315	2,930,758
Boardwalk Pipelines LP
3.40%, 02/15/31	945	863,432
3.60%, 09/01/32	785	696,679
4.45%, 07/15/27	1,208	1,204,724
4.80%, 05/03/29(a)	1,080	1,084,500
5.63%, 08/01/34	940	932,367
5.95%, 06/01/26	1,021	1,029,398
Cameron LNG LLC
2.90%, 07/15/31(b)	1,455	1,299,004
3.30%, 01/15/35(b)	1,290	1,081,937
3.40%, 01/15/38(b)	710	594,842
3.70%, 01/15/39(b)	1,510	1,254,952
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	980	782,340
3.70%, 11/15/29	1,881	1,802,125
5.13%, 06/30/27	2,099	2,114,871
Cheniere Energy Inc.
4.63%, 10/15/28	1,240	1,227,358
5.65%, 04/15/34	2,315	2,310,190
Cheniere Energy Partners LP
3.25%, 01/31/32	1,868	1,639,008
4.00%, 03/01/31	2,360	2,211,306
4.50%, 10/01/29	2,610	2,555,232
5.75%, 08/15/34	1,955	1,961,972
5.95%, 06/30/33	2,026	2,072,994
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	1,212	1,112,268
Colonial Pipeline Co.
4.20%, 04/15/43(b)	315	238,854
4.25%, 04/15/48(a)(b)	1,125	823,259
6.38%, 08/01/37(b)	130	131,682
7.63%, 04/15/32(b)	655	734,583
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	611	605,463
Columbia Pipeline Group Inc., 5.80%, 06/01/45	835	793,864
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(a)(b)	955	936,528
5.68%, 01/15/34(a)(b)	830	820,753
6.04%, 08/15/28(b)	1,380	1,422,226
Security	Par (000)	Value
Pipelines (continued)
6.06%, 08/15/26(b)	$710	$717,450
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	370	362,413
5.70%, 10/01/54(b)	855	764,981
5.93%, 08/15/30(b)	1,380	1,433,813
5.96%, 02/15/55(a)(b)	170	158,195
6.04%, 11/15/33(a)(b)	2,355	2,424,018
6.50%, 08/15/43(b)	965	969,532
6.54%, 11/15/53(a)(b)	1,925	1,934,622
6.71%, 08/15/63(b)	730	740,962
DCP Midstream Operating LP
3.25%, 02/15/32	875	757,206
5.13%, 05/15/29	1,285	1,296,371
5.60%, 04/01/44	810	713,141
5.63%, 07/15/27	1,125	1,145,600
6.45%, 11/03/36(b)	535	540,678
6.75%, 09/15/37(b)	765	785,536
8.13%, 08/16/30(a)	415	478,092
DT Midstream Inc.
4.13%, 06/15/29(b)	50	47,624
4.30%, 04/15/32(b)	1,010	928,865
5.80%, 12/15/34(b)	230	228,130
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,385	1,276,725
5.80%, 01/15/35	1,170	1,193,503
6.20%, 01/15/55	295	294,814
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	1,119	1,045,533
3.90%, 11/15/49	501	353,895
4.60%, 12/15/44(a)	789	650,945
4.80%, 11/01/43	642	550,559
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	739	649,479
4.39%, 11/30/46(b)	1,485	1,139,485
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	425	375,010
8.38%, 06/15/32(a)	650	747,105
Enbridge Energy Partners LP
5.50%, 09/15/40	1,504	1,410,392
7.38%, 10/15/45	1,102	1,224,135
Series B, 7.50%, 04/15/38(a)	640	719,062
Enbridge Inc.
1.60%, 10/04/26	662	636,464
2.50%, 08/01/33	1,485	1,209,034
3.13%, 11/15/29(a)	1,745	1,628,975
3.40%, 08/01/51	1,520	969,055
3.70%, 07/15/27	1,705	1,677,485
4.00%, 11/15/49	885	638,998
4.25%, 12/01/26	1,114	1,108,802
4.50%, 06/10/44	884	709,088
5.25%, 04/05/27	680	687,960
5.30%, 04/05/29	1,330	1,359,394
5.50%, 12/01/46	1,146	1,059,404
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(d)	1,375	1,340,543
5.63%, 04/05/34	1,850	1,867,810
5.70%, 03/08/33	3,555	3,625,801
5.90%, 11/15/26	1,385	1,408,327
5.95%, 04/05/54(a)	1,285	1,231,558
6.00%, 11/15/28(a)	1,395	1,457,582
6.20%, 11/15/30	1,280	1,355,397

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(d)	$1,331	$1,309,286
6.70%, 11/15/53	1,935	2,028,155
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	1,035	1,039,763
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	345	350,073
7.38%, 01/15/83, (5-year CMT + 3.708%)(d)	500	507,845
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(d)	390	403,762
8.25%, 01/15/84, (5-year CMT + 3.785%)(d)	925	969,658
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(d)	1,910	2,072,577
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(a)(d)	852	841,312
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(d)	1,278	1,234,658
Energy Transfer LP
3.75%, 05/15/30	2,660	2,516,754
3.90%, 07/15/26	929	921,201
4.00%, 10/01/27	1,329	1,311,740
4.15%, 09/15/29	938	913,993
4.20%, 04/15/27(a)	927	919,431
4.40%, 03/15/27(a)	1,192	1,187,249
4.90%, 03/15/35	1,018	952,679
4.95%, 05/15/28	1,582	1,596,312
4.95%, 06/15/28	1,725	1,736,738
4.95%, 01/15/43	574	477,857
5.00%, 05/15/44(a)	790	661,148
5.00%, 05/15/50	3,305	2,671,633
5.15%, 02/01/43	718	613,267
5.15%, 03/15/45	1,500	1,275,125
5.20%, 04/01/30	425	429,072
5.25%, 04/15/29	2,340	2,375,691
5.25%, 07/01/29	1,005	1,021,467
5.30%, 04/01/44	1,078	935,350
5.30%, 04/15/47	1,398	1,188,243
5.35%, 05/15/45	1,211	1,058,390
5.40%, 10/01/47	2,281	1,966,686
5.50%, 06/01/27	1,393	1,411,829
5.55%, 02/15/28	1,235	1,265,116
5.55%, 05/15/34	1,820	1,807,209
5.60%, 09/01/34	2,195	2,184,449
5.63%, 05/01/27(b)	675	675,030
5.70%, 04/01/35	1,474	1,470,038
5.75%, 02/15/33	2,190	2,233,367
5.95%, 10/01/43	702	654,871
5.95%, 05/15/54	2,828	2,582,628
6.00%, 02/01/29(a)(b)	1,195	1,210,181
6.00%, 06/15/48	1,510	1,402,070
6.05%, 12/01/26	1,555	1,584,798
6.05%, 06/01/41	1,102	1,068,444
6.05%, 09/01/54	1,940	1,793,656
6.10%, 12/01/28(a)	795	830,122
6.10%, 02/15/42	497	479,122
6.13%, 12/15/45	1,500	1,428,889
6.20%, 04/01/55(a)	1,600	1,511,103
6.25%, 04/15/49	2,871	2,733,617
6.40%, 12/01/30	1,600	1,701,005
6.50%, 02/01/42	1,480	1,485,566
6.55%, 12/01/33	2,240	2,379,192
6.63%, 10/15/36	745	784,128
6.85%, 02/15/40(a)	505	523,122
Security	Par (000)	Value
Pipelines (continued)
7.38%, 02/01/31(a)(b)	$1,230	$1,288,201
7.50%, 07/01/38	820	917,269
8.25%, 11/15/29	619	688,434
Series 20Y, 5.80%, 06/15/38	1,020	998,699
Enterprise Products Operating LLC
2.80%, 01/31/30	2,208	2,050,241
3.13%, 07/31/29	2,084	1,977,857
3.20%, 02/15/52	1,614	1,019,022
3.30%, 02/15/53(a)	1,632	1,042,186
3.70%, 01/31/51	1,596	1,116,566
3.95%, 02/15/27	1,165	1,158,112
3.95%, 01/31/60	1,436	1,003,318
4.15%, 10/16/28	1,767	1,754,287
4.20%, 01/31/50	1,939	1,484,314
4.25%, 02/15/48	2,097	1,645,664
4.45%, 02/15/43	1,674	1,408,205
4.60%, 01/11/27	1,370	1,376,589
4.80%, 02/01/49	1,930	1,629,395
4.85%, 01/31/34(a)	1,470	1,442,776
4.85%, 08/15/42	1,270	1,125,886
4.85%, 03/15/44	2,306	2,022,217
4.90%, 05/15/46	1,435	1,253,599
4.95%, 02/15/35	1,715	1,676,199
4.95%, 10/15/54	872	734,215
5.10%, 02/15/45	1,756	1,586,303
5.35%, 01/31/33	1,475	1,503,640
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(d)	1,133	1,099,539
5.55%, 02/16/55(a)	1,750	1,632,876
5.70%, 02/15/42	1,262	1,232,143
5.95%, 02/01/41	1,005	1,012,614
6.13%, 10/15/39(a)	1,347	1,402,932
6.45%, 09/01/40	805	866,554
7.55%, 04/15/38	680	795,139
Series D, 6.88%, 03/01/33	797	880,393
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(d)	1,236	1,216,182
Series H, 6.65%, 10/15/34	545	592,470
Series J, 5.75%, 03/01/35	540	551,428
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(a)(b)	443	422,490
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,340	1,171,775
4.32%, 12/30/39(b)	875	669,403
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	1,240	1,122,217
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	1,045	886,478
2.55%, 07/01/30(a)(b)	890	794,789
5.75%, 07/15/35(b)	560	563,498
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	161	154,561
2.16%, 03/31/34(b)	2,315	2,028,192
2.63%, 03/31/36(b)	600	500,876
2.94%, 09/30/40(b)	2,610	2,097,757
3.25%, 09/30/40(a)(b)	2,215	1,691,672
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	498	493,166
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	830	806,468
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,000,378
6.10%, 08/23/42(b)	2,000	1,966,522
6.13%, 02/23/38(a)(b)	1,255	1,274,287

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.51%, 02/23/42(b)	$2,290	$2,335,688
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	509	442,389
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	849	709,555
5.00%, 08/15/42	1,153	999,749
5.00%, 03/01/43	1,125	972,235
5.40%, 09/01/44	825	741,510
5.50%, 03/01/44	1,233	1,128,227
5.63%, 09/01/41	629	585,789
5.80%, 03/15/35	890	899,590
6.38%, 03/01/41	930	937,296
6.50%, 02/01/37	603	629,048
6.50%, 09/01/39	1,017	1,052,304
6.55%, 09/15/40	659	682,621
6.95%, 01/15/38	1,650	1,783,430
7.30%, 08/15/33	760	840,407
7.40%, 03/15/31	449	500,711
7.50%, 11/15/40	696	777,162
7.75%, 03/15/32	452	509,295
Kinder Morgan Inc.
1.75%, 11/15/26	320	307,465
2.00%, 02/15/31(a)	1,230	1,057,933
3.25%, 08/01/50	1,035	642,664
3.60%, 02/15/51	1,626	1,079,241
4.30%, 03/01/28(a)	1,857	1,851,759
4.80%, 02/01/33	1,353	1,306,717
5.00%, 02/01/29	2,045	2,067,823
5.05%, 02/15/46	842	719,095
5.10%, 08/01/29	1,010	1,024,314
5.15%, 06/01/30	460	464,322
5.20%, 06/01/33	2,225	2,195,889
5.20%, 03/01/48	1,241	1,078,063
5.30%, 12/01/34(a)	1,147	1,121,633
5.40%, 02/01/34(a)	1,350	1,344,793
5.45%, 08/01/52(a)	1,205	1,068,807
5.55%, 06/01/45(a)	2,563	2,352,394
5.85%, 06/01/35	310	314,182
5.95%, 08/01/54	855	816,466
7.75%, 01/15/32	1,896	2,151,559
7.80%, 08/01/31	893	1,015,144
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	810	798,001
MPLX LP
2.65%, 08/15/30	2,470	2,210,212
4.00%, 03/15/28(a)	2,267	2,235,005
4.13%, 03/01/27	1,932	1,917,071
4.25%, 12/01/27	1,462	1,450,834
4.50%, 04/15/38	2,972	2,562,742
4.70%, 04/15/48	2,375	1,867,677
4.80%, 02/15/29	1,606	1,611,334
4.90%, 04/15/58	668	521,919
4.95%, 09/01/32	1,469	1,429,055
4.95%, 03/14/52	2,293	1,850,834
5.00%, 03/01/33	1,630	1,581,864
5.20%, 03/01/47	1,606	1,369,169
5.20%, 12/01/47	726	615,368
5.40%, 04/01/35	1,040	1,013,202
5.50%, 06/01/34	2,592	2,555,103
5.50%, 02/15/49	2,330	2,046,881
5.65%, 03/01/53	1,060	938,620
Security	Par (000)	Value
Pipelines (continued)
5.95%, 04/01/55	$1,430	$1,320,695
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,455	1,272,165
4.88%, 08/15/27(b)	1,451	1,436,406
7.77%, 12/15/37(a)(b)	742	818,349
Northern Natural Gas Co.
3.40%, 10/16/51(b)	925	592,870
4.10%, 09/15/42(a)(b)	395	306,183
4.30%, 01/15/49(b)	1,175	908,917
5.63%, 02/01/54(b)	815	756,777
Northwest Pipeline LLC, 4.00%, 04/01/27	785	776,159
ONEOK Inc.
3.10%, 03/15/30	1,615	1,490,545
3.25%, 06/01/30	730	674,667
3.40%, 09/01/29	1,151	1,086,583
3.95%, 03/01/50	1,280	874,257
4.00%, 07/13/27	950	940,518
4.20%, 12/01/42(a)	286	215,025
4.20%, 03/15/45(a)	385	287,396
4.20%, 10/03/47	830	602,607
4.25%, 09/24/27(a)	315	312,937
4.25%, 09/15/46	870	636,229
4.35%, 03/15/29	1,254	1,233,197
4.40%, 10/15/29	645	634,683
4.45%, 09/01/49	1,105	817,409
4.50%, 03/15/50	795	599,418
4.55%, 07/15/28	1,119	1,115,314
4.75%, 10/15/31	820	800,427
4.85%, 07/15/26	420	420,314
4.85%, 02/01/49	755	594,526
4.95%, 07/13/47	969	787,453
5.05%, 11/01/34	2,445	2,329,593
5.05%, 04/01/45	460	380,382
5.15%, 10/15/43	851	732,312
5.20%, 07/15/48	1,444	1,215,005
5.38%, 06/01/29(a)	650	659,647
5.45%, 06/01/47	695	596,319
5.55%, 11/01/26	1,405	1,420,951
5.60%, 04/01/44	770	687,059
5.63%, 01/15/28(b)	595	605,078
5.65%, 11/01/28	1,244	1,280,487
5.65%, 09/01/34	750	744,962
5.70%, 11/01/54(a)	2,455	2,194,145
5.80%, 11/01/30	1,210	1,253,257
5.85%, 11/01/64(a)	1,135	1,016,091
6.00%, 06/15/35	690	707,447
6.05%, 09/01/33	2,400	2,462,453
6.10%, 11/15/32	1,395	1,451,151
6.35%, 01/15/31(a)	1,086	1,146,108
6.40%, 05/01/37(a)	775	797,424
6.50%, 09/01/30(a)(b)	1,425	1,506,926
6.63%, 09/01/53	2,595	2,617,355
7.15%, 01/15/51(a)	514	541,177
ONEOK Partners LP
6.13%, 02/01/41	1,089	1,057,260
6.20%, 09/15/43	725	692,250
6.65%, 10/01/36	864	907,955
6.85%, 10/15/37	1,055	1,114,323
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	370	385,391
Plains All American Pipeline LP, 5.95%, 06/15/35	1,550	1,547,505

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	$1,907	$1,803,440
3.80%, 09/15/30	1,335	1,260,609
4.30%, 01/31/43	774	595,739
4.50%, 12/15/26(a)	1,315	1,312,819
4.70%, 06/15/44	1,299	1,040,383
4.90%, 02/15/45	1,054	871,392
5.15%, 06/01/42	967	827,769
5.70%, 09/15/34	1,190	1,180,972
6.65%, 01/15/37	960	1,007,149
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	590	569,554
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,155	1,132,497
4.68%, 05/01/38(b)	962	836,230
4.83%, 05/01/48(a)(b)	695	554,844
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,671	2,646,017
4.50%, 05/15/30	3,316	3,267,078
5.00%, 03/15/27	2,190	2,199,620
5.88%, 06/30/26	2,358	2,372,269
5.90%, 09/15/37	840	858,030
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	682	564,550
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	540	540,381
5.03%, 10/01/29(b)	715	708,988
5.58%, 10/01/34(b)	1,960	1,886,594
6.18%, 10/01/54(b)	915	832,677
Southern Natural Gas Co. LLC
4.80%, 03/15/47(a)(b)	1,163	947,851
8.00%, 03/01/32	507	567,038
Spectra Energy Partners LP
3.38%, 10/15/26	1,120	1,100,258
4.50%, 03/15/45	1,159	926,625
5.95%, 09/25/43	713	677,992
Targa Resources Corp.
4.20%, 02/01/33	1,495	1,366,484
4.95%, 04/15/52	1,235	986,613
5.20%, 07/01/27	1,445	1,458,839
5.50%, 02/15/35	1,715	1,677,837
5.55%, 08/15/35	1,915	1,877,754
6.13%, 03/15/33	1,130	1,163,852
6.13%, 05/15/55	1,370	1,290,382
6.15%, 03/01/29	1,455	1,518,655
6.25%, 07/01/52(a)	1,213	1,158,583
6.50%, 03/30/34	1,525	1,603,528
6.50%, 02/15/53	1,380	1,360,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,617	1,478,613
4.88%, 02/01/31	1,851	1,805,132
5.00%, 01/15/28	1,333	1,331,121
5.50%, 03/01/30	1,779	1,792,819
6.50%, 07/15/27	1,508	1,510,828
6.88%, 01/15/29	670	682,858
TC PipeLines LP, 3.90%, 05/25/27	1,351	1,331,762
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,886	1,721,134
7.00%, 03/15/27(a)	525	545,712
7.00%, 10/15/28	1,428	1,526,929
Security	Par (000)	Value
Pipelines (continued)
7.63%, 04/01/37(a)	$655	$742,920
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	990	966,903
4.15%, 01/15/48(b)	785	595,943
7.00%, 07/15/32	750	819,259
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,260	1,295,513
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	495	422,902
4.10%, 04/15/30	2,126	2,059,194
4.25%, 05/15/28	2,140	2,123,131
4.63%, 03/01/34	2,090	1,967,854
4.88%, 05/15/48(a)	420	358,002
5.00%, 10/16/43(a)	650	581,426
5.10%, 03/15/49(a)	1,215	1,069,246
5.60%, 03/31/34	585	583,398
5.85%, 03/15/36	874	887,781
6.10%, 06/01/40	1,265	1,275,351
6.20%, 10/15/37	1,575	1,605,926
7.00%, 06/01/65, (5-year CMT + 2.614%)(d)	250	247,532
7.25%, 08/15/38	1,165	1,280,571
7.63%, 01/15/39	2,115	2,419,125
Transcanada Trust
5.30%, 03/15/77(d)	1,957	1,903,532
5.50%, 09/15/79, (1-day SOFR + 4.416%)(d)	1,294	1,248,348
5.60%, 03/07/82, (5-year CMT + 3.986%)(d)	1,160	1,090,891
Series 16-A, 5.88%, 08/15/76(d)	1,205	1,196,529
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,201	1,119,070
3.95%, 05/15/50	840	618,585
4.00%, 03/15/28	958	947,300
4.45%, 08/01/42	656	543,902
4.60%, 03/15/48	1,026	837,545
5.40%, 08/15/41	705	657,184
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	120	118,746
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	595	600,811
Valero Energy Partners LP, 4.50%, 03/15/28	959	956,364
Western Midstream Operating LP
4.05%, 02/01/30	2,000	1,901,269
4.50%, 03/01/28	720	709,177
4.65%, 07/01/26(a)	380	378,938
4.75%, 08/15/28	1,015	1,008,000
5.25%, 02/01/50	1,675	1,359,455
5.30%, 03/01/48	1,185	956,899
5.45%, 11/15/34	1,045	1,003,095
5.45%, 04/01/44	1,070	905,047
5.50%, 08/15/48	610	508,229
6.15%, 04/01/33	830	847,776
6.35%, 01/15/29	925	960,383
Whistler Pipeline LLC
5.40%, 09/30/29(a)(b)	200	200,748
5.70%, 09/30/31(b)	232	233,078
5.95%, 09/30/34(b)	1,330	1,323,523
Williams Companies Inc. (The)
2.60%, 03/15/31	2,070	1,831,696
3.50%, 11/15/30	1,827	1,709,636
3.50%, 10/15/51	1,030	683,191
3.75%, 06/15/27	2,572	2,535,239
4.65%, 08/15/32	1,645	1,592,026
4.80%, 11/15/29	625	628,482

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.85%, 03/01/48	$1,371	$1,150,771
4.90%, 03/15/29	1,780	1,795,041
4.90%, 01/15/45	807	689,542
5.10%, 09/15/45	1,644	1,438,892
5.15%, 03/15/34	2,110	2,072,360
5.30%, 08/15/28	1,920	1,962,763
5.30%, 08/15/52	1,095	968,669
5.40%, 03/04/44	841	768,332
5.60%, 03/15/35	1,125	1,135,432
5.65%, 03/15/33	1,220	1,249,198
5.75%, 06/24/44	755	718,434
5.80%, 11/15/43	695	666,265
5.80%, 11/15/54	1,155	1,093,197
6.00%, 03/15/55	810	786,658
6.30%, 04/15/40	1,977	2,047,194
7.75%, 06/15/31	507	572,000
8.75%, 03/15/32	728	867,691
Series A, 7.50%, 01/15/31	682	768,326
		489,461,064
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	1,049	945,949
4.87%, 02/15/29(b)	1,365	1,367,724
5.00%, 03/15/48(a)(b)	610	532,386
Brookfield Finance Inc., 5.81%, 03/03/55	765	725,095
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	740	687,282
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	1,063	1,012,906
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,133	1,058,018
EQT AB, 5.85%, 05/08/35(b)	405	404,099
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,438	1,267,043
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	1,678	1,611,940
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	835	563,275
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,385	910,284
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,070	660,205
		11,746,206
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	220	241,519
CBRE Services Inc.
2.50%, 04/01/31(a)	1,117	974,473
4.80%, 06/15/30	670	665,645
5.50%, 04/01/29(a)	780	801,497
5.50%, 06/15/35	550	541,956
5.95%, 08/15/34	1,085	1,121,389
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	330	285,456
CoStar Group Inc., 2.80%, 07/15/30(b)	1,915	1,698,308
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	1,164	1,143,962
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	695	715,329
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	285	304,122
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	328,783
3.65%, 07/20/27(b)	150	147,082
Security	Par (000)	Value
Real Estate (continued)
3.95%, 01/24/29(b)	$290	$282,600
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,090	943,464
3.88%, 03/20/27(b)	760	748,455
4.13%, 02/01/29(a)(b)	1,210	1,183,293
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	65	70,826
		12,198,159
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28	775	719,395
2.60%, 06/15/33	465	379,038
2.90%, 10/01/30	605	549,374
4.80%, 10/01/32	480	465,985
5.60%, 06/15/35	475	476,610
5.63%, 06/15/34	685	690,765
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	1,496	1,164,851
2.00%, 05/18/32	1,560	1,258,810
2.75%, 12/15/29(a)	800	730,097
2.95%, 03/15/34	1,255	1,030,919
3.00%, 05/18/51(a)	1,287	752,784
3.38%, 08/15/31	1,147	1,037,741
3.55%, 03/15/52	1,475	960,168
3.95%, 01/15/27(a)	630	623,775
3.95%, 01/15/28	835	822,843
4.00%, 02/01/50	968	689,305
4.50%, 07/30/29	807	794,689
4.70%, 07/01/30	721	707,981
4.75%, 04/15/35(a)	828	770,838
4.85%, 04/15/49(a)	423	341,874
4.90%, 12/15/30(a)	1,332	1,320,117
5.15%, 04/15/53	755	636,162
5.25%, 05/15/36	500	474,723
5.50%, 10/01/35(a)	775	761,525
5.63%, 05/15/54(a)	1,195	1,074,749
American Assets Trust LP
3.38%, 02/01/31	834	729,659
6.15%, 10/01/34(a)	730	714,222
American Homes 4 Rent LP
2.38%, 07/15/31(a)	711	610,020
3.38%, 07/15/51(a)	455	290,856
3.63%, 04/15/32(a)	875	794,307
4.25%, 02/15/28	1,110	1,096,385
4.30%, 04/15/52(a)	465	352,065
4.90%, 02/15/29	712	715,340
4.95%, 06/15/30	270	269,796
5.25%, 03/15/35	745	727,361
5.50%, 02/01/34(a)	915	913,137
5.50%, 07/15/34	695	692,143
American Tower Corp.
1.45%, 09/15/26	999	960,236
1.50%, 01/31/28	1,211	1,119,380
1.88%, 10/15/30	1,509	1,295,902
2.10%, 06/15/30	1,438	1,263,822
2.30%, 09/15/31(a)	1,146	981,483
2.70%, 04/15/31	1,789	1,583,468
2.75%, 01/15/27	1,172	1,137,358
2.90%, 01/15/30	1,572	1,451,574
2.95%, 01/15/51(a)	1,813	1,110,016

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 06/15/50	$1,860	$1,176,346
3.13%, 01/15/27	688	671,087
3.38%, 10/15/26	1,432	1,410,434
3.55%, 07/15/27	1,647	1,612,995
3.60%, 01/15/28	1,298	1,268,588
3.65%, 03/15/27	1,215	1,195,470
3.70%, 10/15/49	938	661,514
3.80%, 08/15/29	2,846	2,746,742
3.95%, 03/15/29	1,567	1,525,053
4.05%, 03/15/32(a)	1,020	962,240
4.90%, 03/15/30	1,470	1,478,513
5.00%, 01/31/30	705	712,617
5.20%, 02/15/29	1,060	1,078,625
5.25%, 07/15/28	1,295	1,320,759
5.35%, 03/15/35(a)	1,000	1,004,225
5.40%, 01/31/35(a)	900	906,380
5.45%, 02/15/34(a)	955	964,312
5.50%, 03/15/28	1,308	1,337,454
5.55%, 07/15/33	1,290	1,312,956
5.65%, 03/15/33	1,321	1,357,232
5.80%, 11/15/28	1,565	1,625,264
5.90%, 11/15/33	1,185	1,235,426
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	750	720,627
5.60%, 05/15/32	690	684,713
AvalonBay Communities Inc.
1.90%, 12/01/28	890	817,564
2.05%, 01/15/32	1,210	1,027,204
2.30%, 03/01/30	1,270	1,148,178
2.45%, 01/15/31	1,170	1,038,125
2.90%, 10/15/26	280	274,072
3.20%, 01/15/28	666	647,174
3.30%, 06/01/29	708	676,573
3.35%, 05/15/27	1,092	1,070,939
3.90%, 10/15/46	472	361,563
4.15%, 07/01/47	389	304,490
4.35%, 04/15/48(a)	472	381,632
5.00%, 02/15/33	394	392,093
5.30%, 12/07/33(a)	550	557,705
5.35%, 06/01/34	630	639,600
Boston Properties LP
2.45%, 10/01/33(a)	1,587	1,244,117
2.55%, 04/01/32	1,681	1,390,698
2.75%, 10/01/26	1,606	1,562,700
2.90%, 03/15/30	795	719,590
3.25%, 01/30/31(a)	1,772	1,597,212
3.40%, 06/21/29	1,360	1,276,024
4.50%, 12/01/28	2,284	2,251,338
5.75%, 01/15/35(a)	1,385	1,370,258
6.50%, 01/15/34(a)	860	904,568
6.75%, 12/01/27	1,605	1,674,614
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	615	576,284
2.50%, 08/16/31(a)	615	528,842
3.90%, 03/15/27	887	874,906
4.05%, 07/01/30	1,423	1,363,321
4.13%, 06/15/26	665	661,261
4.13%, 05/15/29	1,223	1,189,907
5.20%, 04/01/32	600	596,552
5.50%, 02/15/34	535	533,477
5.75%, 02/15/35	565	570,920
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31	$650	$545,459
Camden Property Trust
2.80%, 05/15/30	1,437	1,316,650
3.15%, 07/01/29	999	946,865
3.35%, 11/01/49	442	305,021
4.10%, 10/15/28(a)	750	742,983
4.90%, 01/15/34(a)	580	569,613
5.85%, 11/03/26	695	707,205
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	150	144,025
COPT Defense Properties LP
2.00%, 01/15/29(a)	835	748,061
2.75%, 04/15/31	700	607,556
2.90%, 12/01/33	560	451,695
Cousins Properties LP
5.25%, 07/15/30	550	553,597
5.38%, 02/15/32	600	596,114
5.88%, 10/01/34	615	620,680
Crown Castle Inc.
1.05%, 07/15/26	1,632	1,565,347
2.10%, 04/01/31	1,747	1,475,816
2.25%, 01/15/31	1,946	1,675,313
2.50%, 07/15/31	1,380	1,184,676
2.90%, 03/15/27	1,324	1,283,481
2.90%, 04/01/41	1,850	1,289,377
3.10%, 11/15/29(a)	1,159	1,078,716
3.25%, 01/15/51(a)	1,457	918,476
3.30%, 07/01/30	1,420	1,313,046
3.65%, 09/01/27	1,805	1,763,287
3.70%, 06/15/26	938	928,051
3.80%, 02/15/28	2,070	2,022,244
4.00%, 03/01/27	952	939,727
4.00%, 11/15/49	652	467,681
4.15%, 07/01/50	1,163	858,389
4.30%, 02/15/29	1,568	1,538,775
4.75%, 05/15/47	586	486,324
4.80%, 09/01/28	1,070	1,069,764
4.90%, 09/01/29(a)	1,875	1,879,568
5.00%, 01/11/28	1,772	1,783,008
5.10%, 05/01/33	1,507	1,476,707
5.20%, 09/01/34(a)	1,095	1,067,959
5.20%, 02/15/49	728	630,942
5.60%, 06/01/29	1,574	1,617,294
5.80%, 03/01/34	1,740	1,776,074
CubeSmart LP
2.00%, 02/15/31	715	610,670
2.25%, 12/15/28	862	795,958
2.50%, 02/15/32	760	643,607
3.00%, 02/15/30(a)	706	649,941
3.13%, 09/01/26	602	589,338
4.38%, 02/15/29	650	640,193
Digital Realty Trust LP
3.60%, 07/01/29	1,537	1,478,334
3.70%, 08/15/27	1,582	1,558,294
4.45%, 07/15/28	965	961,711
5.55%, 01/15/28	1,510	1,546,005
DOC DR LLC
2.63%, 11/01/31	706	611,204
3.95%, 01/15/28	662	651,216
4.30%, 03/15/27	748	743,757

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EPR Properties
3.60%, 11/15/31	$455	$406,045
3.75%, 08/15/29(a)	555	523,157
4.50%, 06/01/27	410	405,654
4.75%, 12/15/26	385	382,713
4.95%, 04/15/28	375	372,051
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	895	907,967
Equinix Inc.
1.55%, 03/15/28	1,201	1,112,833
1.80%, 07/15/27	1,165	1,103,543
2.00%, 05/15/28	870	812,032
2.15%, 07/15/30	1,440	1,271,659
2.50%, 05/15/31	1,976	1,735,541
2.90%, 11/18/26	547	533,313
2.95%, 09/15/51	859	514,101
3.00%, 07/15/50	986	604,262
3.20%, 11/18/29	2,137	2,012,632
3.40%, 02/15/52(a)	861	562,689
3.90%, 04/15/32	2,155	2,024,018
ERP Operating LP
1.85%, 08/01/31(a)	850	722,256
2.50%, 02/15/30	1,025	934,395
2.85%, 11/01/26	780	763,375
3.00%, 07/01/29	1,360	1,283,730
3.25%, 08/01/27	725	707,078
3.50%, 03/01/28	862	843,131
4.00%, 08/01/47	390	295,092
4.15%, 12/01/28	838	831,716
4.50%, 07/01/44	1,104	936,783
4.50%, 06/01/45	485	403,369
4.65%, 09/15/34(a)	860	819,479
4.95%, 06/15/32	870	866,508
Essential Properties LP, 2.95%, 07/15/31	617	539,758
Essex Portfolio LP
1.65%, 01/15/31	600	503,014
1.70%, 03/01/28	625	578,266
2.55%, 06/15/31	330	289,832
2.65%, 03/15/32	868	744,180
2.65%, 09/01/50	485	278,198
3.00%, 01/15/30	812	750,053
3.63%, 05/01/27	656	644,030
4.00%, 03/01/29	1,021	995,583
4.50%, 03/15/48	485	400,632
5.38%, 04/01/35(a)	615	612,440
5.50%, 04/01/34(a)	695	698,271
Extra Space Storage LP
2.20%, 10/15/30	669	581,574
2.35%, 03/15/32	1,095	912,856
2.40%, 10/15/31	950	808,726
2.55%, 06/01/31	690	598,043
3.50%, 07/01/26	1,019	1,007,820
3.88%, 12/15/27	1,073	1,054,464
3.90%, 04/01/29	655	635,650
4.00%, 06/15/29	517	502,254
5.35%, 01/15/35(a)	515	507,471
5.40%, 02/01/34	700	695,920
5.40%, 06/15/35	780	765,406
5.50%, 07/01/30	1,290	1,321,887
5.70%, 04/01/28	1,145	1,176,991
5.90%, 01/15/31	940	980,569
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Federal Realty OP LP
3.20%, 06/15/29	$560	$526,991
3.25%, 07/15/27	925	897,448
3.50%, 06/01/30	699	660,307
3.63%, 08/01/46(a)	444	303,377
4.50%, 12/01/44	818	672,071
5.38%, 05/01/28	565	575,807
First Industrial LP, 5.25%, 01/15/31	410	410,447
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,340	1,159,251
4.00%, 01/15/30	1,117	1,054,757
4.00%, 01/15/31	1,138	1,058,132
5.30%, 01/15/29	1,210	1,211,990
5.63%, 09/15/34	1,140	1,112,019
5.75%, 06/01/28	1,014	1,032,653
6.25%, 09/15/54(a)	975	923,297
6.75%, 12/01/33	480	504,282
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	270	261,823
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	415	372,584
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	825	808,954
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	887	863,443
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(a)(b)	210	204,434
3.75%, 09/15/30(a)(b)	610	543,113
Healthcare Realty Holdings LP
2.00%, 03/15/31	1,172	985,102
2.05%, 03/15/31	683	561,538
2.40%, 03/15/30(a)	710	622,994
3.10%, 02/15/30	904	828,503
3.50%, 08/01/26	818	804,150
3.63%, 01/15/28(a)	601	581,608
3.75%, 07/01/27	1,096	1,071,565
Healthpeak OP LLC
1.35%, 02/01/27	1,068	1,013,170
2.13%, 12/01/28	942	865,211
2.88%, 01/15/31	988	887,072
3.00%, 01/15/30	1,321	1,222,283
3.25%, 07/15/26	1,005	989,713
3.50%, 07/15/29(a)	975	929,717
5.25%, 12/15/32	970	968,713
5.38%, 02/15/35(a)	775	767,027
6.75%, 02/01/41(a)	402	431,649
Highwoods Realty LP
2.60%, 02/01/31	635	539,103
3.05%, 02/15/30(a)	573	516,564
3.88%, 03/01/27	250	244,029
4.13%, 03/15/28	492	479,500
4.20%, 04/15/29	559	536,743
7.65%, 02/01/34	155	170,757
Host Hotels & Resorts LP
5.50%, 04/15/35	1,060	1,020,008
5.70%, 06/15/32	300	298,393
5.70%, 07/01/34	1,020	1,003,048
Series H, 3.38%, 12/15/29	926	857,243
Series I, 3.50%, 09/15/30	1,456	1,326,264
Series J, 2.90%, 12/15/31	835	714,997

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	$1,231	$1,030,601
2.30%, 11/15/28	1,095	1,016,300
2.70%, 01/15/34	670	543,218
4.15%, 04/15/32	940	875,685
4.88%, 02/01/35	760	723,123
5.45%, 08/15/30	775	794,870
5.50%, 08/15/33	565	563,383
Kilroy Realty LP
2.50%, 11/15/32	863	678,565
2.65%, 11/15/33	925	710,161
3.05%, 02/15/30	892	789,532
4.25%, 08/15/29	680	642,453
4.75%, 12/15/28	780	765,150
6.25%, 01/15/36	460	449,086
Kimco Realty OP LLC
1.90%, 03/01/28	593	553,663
2.25%, 12/01/31	695	591,669
2.70%, 10/01/30	906	821,240
2.80%, 10/01/26	819	799,823
3.20%, 04/01/32	970	865,651
3.25%, 08/15/26(a)	430	423,080
3.70%, 10/01/49	461	323,953
3.80%, 04/01/27	720	711,183
4.13%, 12/01/46	663	508,032
4.25%, 04/01/45(a)	839	667,576
4.45%, 09/01/47	510	410,853
4.60%, 02/01/33	825	797,234
4.85%, 03/01/35(a)	685	657,629
6.40%, 03/01/34	785	839,892
Kite Realty Group LP
4.00%, 10/01/26	557	549,998
4.95%, 12/15/31	510	503,077
5.50%, 03/01/34	240	238,751
Kite Realty Group Trust, 4.75%, 09/15/30(a)	765	753,570
LXP Industrial Trust
2.38%, 10/01/31	528	439,703
2.70%, 09/15/30	705	620,328
6.75%, 11/15/28	640	673,531
Mid-America Apartments LP
1.10%, 09/15/26(a)	708	678,288
1.70%, 02/15/31	787	667,366
2.75%, 03/15/30(a)	510	470,660
2.88%, 09/15/51(a)	469	283,441
3.60%, 06/01/27	910	896,540
3.95%, 03/15/29(a)	996	976,375
4.20%, 06/15/28	625	620,049
4.95%, 03/01/35(a)	575	561,288
5.00%, 03/15/34(a)	470	467,822
5.30%, 02/15/32	600	612,613
National Health Investors Inc., 3.00%, 02/01/31	629	548,983
NNN REIT Inc.
2.50%, 04/15/30	744	668,623
3.00%, 04/15/52(a)	665	398,357
3.10%, 04/15/50	433	267,996
3.50%, 10/15/27(a)	750	732,072
3.50%, 04/15/51	580	388,200
3.60%, 12/15/26	631	620,663
4.30%, 10/15/28	612	605,112
4.80%, 10/15/48	502	417,780
5.50%, 06/15/34(a)	730	730,874
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.60%, 10/15/33	$884	$896,357
Omega Healthcare Investors Inc.
3.25%, 04/15/33	1,035	874,988
3.38%, 02/01/31	983	886,888
3.63%, 10/01/29(a)	783	736,723
4.50%, 04/01/27	1,165	1,162,252
4.75%, 01/15/28(a)	1,010	1,010,676
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	620	527,873
4.95%, 01/15/35	280	266,602
5.75%, 07/15/34	455	458,425
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	407	327,162
3.15%, 08/15/30(a)	361	318,156
6.88%, 07/15/29	150	155,272
9.25%, 07/20/28	320	353,370
Prologis LP
1.25%, 10/15/30	1,243	1,050,721
1.63%, 03/15/31	632	534,964
1.75%, 07/01/30	660	573,284
1.75%, 02/01/31	625	535,545
2.13%, 04/15/27(a)	821	789,341
2.13%, 10/15/50(a)	851	440,916
2.25%, 04/15/30	3,341	3,000,114
2.25%, 01/15/32(a)	1,210	1,034,819
2.88%, 11/15/29	433	404,086
3.00%, 04/15/50	969	612,364
3.05%, 03/01/50	487	307,242
3.25%, 06/30/26(a)	500	493,590
3.25%, 10/01/26	763	751,471
3.38%, 12/15/27	769	752,291
3.88%, 09/15/28	651	641,905
4.00%, 09/15/28	974	962,782
4.38%, 02/01/29	604	604,671
4.38%, 09/15/48	470	380,256
4.63%, 01/15/33	1,120	1,096,908
4.75%, 01/15/31	1,125	1,128,531
4.75%, 06/15/33	1,310	1,284,774
4.88%, 06/15/28	1,304	1,322,821
5.00%, 03/15/34	1,235	1,216,834
5.00%, 01/31/35	1,055	1,036,235
5.13%, 01/15/34	1,110	1,111,082
5.25%, 05/15/35	805	800,528
5.25%, 06/15/53(a)	1,394	1,275,063
5.25%, 03/15/54	1,475	1,352,720
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(a)(b)	815	834,008
5.25%, 01/15/35(b)	705	696,273
5.50%, 04/01/34(b)	495	498,688
Public Storage Operating Co.
1.50%, 11/09/26	1,262	1,211,149
1.85%, 05/01/28	1,047	976,998
1.95%, 11/09/28	915	845,275
2.25%, 11/09/31(a)	945	813,915
2.30%, 05/01/31	940	824,492
3.09%, 09/15/27	1,045	1,018,224
3.39%, 05/01/29	860	829,272
5.10%, 08/01/33(a)	1,060	1,074,892
5.13%, 01/15/29(a)	780	800,575
5.35%, 08/01/53	1,438	1,343,898

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rayonier LP, 2.75%, 05/17/31	$867	$756,937
Realty Income Corp.
1.80%, 03/15/33	695	549,225
2.10%, 03/15/28	850	798,798
2.20%, 06/15/28	777	727,460
2.70%, 02/15/32	511	444,494
2.85%, 12/15/32	1,042	899,478
3.00%, 01/15/27	536	523,917
3.10%, 12/15/29	910	851,878
3.20%, 01/15/27(a)	745	727,623
3.20%, 02/15/31	655	601,606
3.25%, 06/15/29(a)	776	737,692
3.25%, 01/15/31	1,465	1,353,175
3.40%, 01/15/28	1,098	1,070,894
3.40%, 01/15/30	976	924,467
3.65%, 01/15/28	562	552,020
3.95%, 08/15/27	1,070	1,059,693
4.00%, 07/15/29(a)	669	652,733
4.13%, 10/15/26	759	755,103
4.45%, 09/15/26(a)	722	719,978
4.65%, 03/15/47	890	745,681
4.70%, 12/15/28	695	699,930
4.75%, 02/15/29	825	829,352
4.85%, 03/15/30(a)	955	963,004
4.88%, 06/01/26	1,012	1,014,279
4.90%, 07/15/33(a)	975	957,289
5.13%, 02/15/34(a)	1,260	1,255,087
5.13%, 04/15/35	945	934,182
5.38%, 09/01/54(a)	675	632,170
5.63%, 10/13/32	1,075	1,111,775
5.88%, 03/15/35(a)	445	458,360
Regency Centers LP
2.95%, 09/15/29	771	723,352
3.60%, 02/01/27	758	747,755
3.70%, 06/15/30	973	931,408
4.13%, 03/15/28(a)	497	493,842
4.40%, 02/01/47(a)	633	514,274
4.65%, 03/15/49	435	366,089
5.00%, 07/15/32	505	504,084
5.10%, 01/15/35	390	384,699
5.25%, 01/15/34	444	444,446
Rexford Industrial Realty LP
2.13%, 12/01/30	654	560,566
2.15%, 09/01/31	690	580,956
5.00%, 06/15/28	800	800,467
Sabra Health Care LP
3.20%, 12/01/31	975	849,169
3.90%, 10/15/29	617	578,564
5.13%, 08/15/26	691	689,963
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	972	853,961
2.85%, 01/15/32	530	450,699
5.65%, 01/15/35(a)	645	630,414
6.10%, 04/01/34	565	575,721
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	965	948,299
4.38%, 05/28/30(a)(b)	1,180	1,161,487
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(b)(d)	255	250,168
Simon Property Group LP
1.38%, 01/15/27(a)	920	876,943
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/28	$1,110	$1,038,101
2.20%, 02/01/31(a)	1,175	1,028,325
2.25%, 01/15/32	970	825,863
2.45%, 09/13/29	2,089	1,921,360
2.65%, 07/15/30	989	898,992
2.65%, 02/01/32	1,076	934,225
3.25%, 11/30/26(a)	1,085	1,067,232
3.25%, 09/13/49	1,962	1,284,605
3.38%, 06/15/27	1,184	1,162,656
3.38%, 12/01/27(a)	1,287	1,257,401
3.80%, 07/15/50	1,057	759,519
4.25%, 10/01/44	831	667,396
4.25%, 11/30/46	735	581,287
4.75%, 09/26/34	1,615	1,543,141
4.75%, 03/15/42	660	579,785
5.50%, 03/08/33	810	830,361
5.85%, 03/08/53	940	916,780
6.25%, 01/15/34(a)	680	725,706
6.65%, 01/15/54	730	787,663
6.75%, 02/01/40	1,174	1,308,747
Store Capital LLC
2.70%, 12/01/31	575	481,081
2.75%, 11/18/30	580	504,774
4.50%, 03/15/28	625	613,389
4.63%, 03/15/29	601	585,088
5.40%, 04/30/30(b)	795	791,615
Sun Communities Operating LP
2.30%, 11/01/28	1,240	1,148,287
2.70%, 07/15/31	1,158	1,008,760
4.20%, 04/15/32	1,145	1,070,653
Tanger Properties LP
2.75%, 09/01/31	660	570,330
3.13%, 09/01/26	701	685,653
3.88%, 07/15/27	820	805,553
Trust Fibra Uno
4.87%, 01/15/30(b)	1,195	1,117,647
6.39%, 01/15/50(b)	1,144	889,611
6.95%, 01/30/44(a)(b)	830	702,497
7.38%, 02/13/34(b)	1,115	1,092,088
7.70%, 01/23/32(b)	156	159,453
8.25%, 01/23/37(b)	110	111,034
UDR Inc.
1.90%, 03/15/33	623	486,169
2.10%, 08/01/32	610	494,334
2.10%, 06/15/33(a)	440	347,057
2.95%, 09/01/26	467	457,706
3.00%, 08/15/31	968	868,455
3.10%, 11/01/34(a)	458	377,792
3.20%, 01/15/30	947	891,647
3.50%, 07/01/27	670	657,091
3.50%, 01/15/28	443	432,352
4.40%, 01/26/29	633	627,823
5.13%, 09/01/34	425	414,279
Ventas Realty LP
2.50%, 09/01/31	770	669,367
3.00%, 01/15/30	1,027	951,527
3.25%, 10/15/26	826	809,521
3.85%, 04/01/27	720	710,378
4.00%, 03/01/28	1,295	1,274,376
4.38%, 02/01/45	500	398,001
4.40%, 01/15/29	1,320	1,306,590

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 11/15/30	$791	$786,538
4.88%, 04/15/49	411	343,918
5.00%, 01/15/35	765	735,606
5.10%, 07/15/32	775	773,002
5.63%, 07/01/34	695	702,939
5.70%, 09/30/43	531	503,207
VICI Properties LP
4.75%, 02/15/28	1,903	1,903,521
4.75%, 04/01/28	210	209,913
4.95%, 02/15/30(a)	1,580	1,567,586
5.13%, 11/15/31	1,550	1,528,450
5.13%, 05/15/32	2,325	2,278,235
5.63%, 04/01/35	570	563,318
5.63%, 05/15/52	1,385	1,237,920
5.75%, 04/01/34	665	667,269
6.13%, 04/01/54	760	724,015
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	1,010	989,567
3.88%, 02/15/29(b)	1,192	1,141,719
4.13%, 08/15/30(b)	1,665	1,569,986
4.25%, 12/01/26(a)(b)	1,860	1,839,374
4.50%, 09/01/26(b)	705	700,607
4.50%, 01/15/28(a)(b)	715	705,997
4.63%, 12/01/29(b)	1,845	1,789,440
5.75%, 02/01/27(b)	870	878,245
WEA Finance LLC
2.88%, 01/15/27(b)	537	519,880
3.50%, 06/15/29(a)(b)	1,030	977,445
4.13%, 09/20/28(b)	796	775,060
4.63%, 09/20/48(b)	897	681,406
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	755	600,940
Welltower OP LLC
2.05%, 01/15/29	815	748,335
2.70%, 02/15/27	1,013	986,760
2.75%, 01/15/31	928	837,231
2.75%, 01/15/32	790	694,504
2.80%, 06/01/31	1,100	983,927
3.10%, 01/15/30	1,314	1,233,785
3.85%, 06/15/32(a)	730	683,800
4.13%, 03/15/29(a)	924	912,627
4.25%, 04/15/28(a)	1,187	1,183,352
4.95%, 09/01/48(a)	745	664,042
5.13%, 03/15/43(a)	375	338,566
6.50%, 03/15/41	600	642,674
Weyerhaeuser Co.
3.38%, 03/09/33	510	449,675
4.00%, 11/15/29	1,497	1,457,716
4.00%, 04/15/30	1,437	1,390,645
4.00%, 03/09/52(a)	820	597,563
6.88%, 12/15/33	455	494,979
6.95%, 10/01/27	715	751,518
7.38%, 03/15/32	1,064	1,192,661
WP Carey Inc.
2.25%, 04/01/33	634	508,771
2.40%, 02/01/31	1,324	1,148,516
2.45%, 02/01/32	495	416,114
3.85%, 07/15/29	679	653,096
4.25%, 10/01/26	796	791,160
5.38%, 06/30/34(a)	555	548,073
		440,377,217
Security	Par (000)	Value
Retail — 2.2%
7-Eleven Inc.
1.30%, 02/10/28(b)	$2,165	$1,977,365
1.80%, 02/10/31(b)	3,175	2,639,916
2.50%, 02/10/41(b)	1,307	841,854
2.80%, 02/10/51(a)(b)	2,061	1,175,780
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(a)(b)	1,449	1,339,772
3.44%, 05/13/41(a)(b)	1,310	951,695
3.55%, 07/26/27(b)	1,593	1,558,555
3.63%, 05/13/51(b)	580	382,654
3.80%, 01/25/50(b)	1,148	800,799
4.50%, 07/26/47(a)(b)	830	657,548
5.27%, 02/12/34(a)(b)	1,295	1,269,654
5.62%, 02/12/54(a)(b)	725	660,229
AutoNation Inc.
1.95%, 08/01/28(a)	565	519,647
2.40%, 08/01/31	984	831,597
3.80%, 11/15/27(a)	745	727,272
3.85%, 03/01/32(a)	965	871,966
4.75%, 06/01/30	850	834,411
5.89%, 03/15/35	620	616,571
AutoZone Inc.
1.65%, 01/15/31	826	699,842
3.75%, 06/01/27(a)	1,038	1,025,700
3.75%, 04/18/29	774	751,609
4.00%, 04/15/30(a)	1,220	1,183,719
4.50%, 02/01/28	830	832,257
4.75%, 08/01/32	1,400	1,372,392
4.75%, 02/01/33	800	777,721
5.05%, 07/15/26	570	573,109
5.10%, 07/15/29(a)	890	907,123
5.13%, 06/15/30	1,080	1,097,063
5.20%, 08/01/33	425	426,085
5.40%, 07/15/34(a)	990	997,590
6.25%, 11/01/28	885	935,713
6.55%, 11/01/33	740	804,275
Best Buy Co. Inc.
1.95%, 10/01/30	1,297	1,112,565
4.45%, 10/01/28(a)	1,062	1,061,817
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	1,845	1,243,747
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,027	738,051
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(b)	225	221,456
4.75%, 09/13/34(a)(b)	565	545,827
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	970	993,077
5.50%, 04/26/34(a)(b)	1,880	1,916,665
Costco Wholesale Corp.
1.38%, 06/20/27	2,160	2,047,546
1.60%, 04/20/30	3,254	2,874,273
1.75%, 04/20/32	1,519	1,281,555
3.00%, 05/18/27	1,794	1,758,822
Darden Restaurants Inc.
3.85%, 05/01/27	880	867,232
4.35%, 10/15/27(a)	675	672,843
4.55%, 10/15/29(a)	700	693,704
4.55%, 02/15/48(a)	501	392,679
6.30%, 10/10/33	735	778,295

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	$1,175	$1,033,986
4.10%, 01/15/52	1,430	980,328
Dollar General Corp.
3.50%, 04/03/30	1,676	1,568,286
3.88%, 04/15/27	852	839,553
4.13%, 05/01/28	831	819,513
4.13%, 04/03/50	850	614,017
4.63%, 11/01/27	890	889,930
5.00%, 11/01/32(a)	1,000	983,619
5.20%, 07/05/28	681	690,170
5.45%, 07/05/33	1,067	1,070,799
5.50%, 11/01/52(a)	500	442,974
Dollar Tree Inc.
2.65%, 12/01/31(a)	1,515	1,310,302
3.38%, 12/01/51	840	506,997
4.20%, 05/15/28	2,181	2,145,406
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(b)	150	147,866
6.26%, 01/22/32(b)	435	444,464
6.66%, 01/22/37(b)	765	769,318
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,050	1,010,792
Genuine Parts Co.
1.88%, 11/01/30	943	804,986
2.75%, 02/01/32(a)	925	794,399
4.95%, 08/15/29	1,310	1,321,711
6.50%, 11/01/28	645	682,057
6.88%, 11/01/33(a)	585	640,926
Home Depot Inc. (The)
0.90%, 03/15/28	870	796,813
1.38%, 03/15/31	2,395	2,006,264
1.50%, 09/15/28(a)	1,597	1,467,568
1.88%, 09/15/31	1,550	1,321,699
2.13%, 09/15/26	1,379	1,344,580
2.38%, 03/15/51	1,935	1,058,566
2.50%, 04/15/27	1,205	1,169,180
2.70%, 04/15/30(a)	2,327	2,153,070
2.75%, 09/15/51	1,690	1,005,602
2.80%, 09/14/27	1,950	1,892,894
2.88%, 04/15/27	1,167	1,140,241
2.95%, 06/15/29	3,007	2,858,173
3.13%, 12/15/49(a)	2,018	1,320,543
3.25%, 04/15/32	1,915	1,750,091
3.30%, 04/15/40	2,091	1,632,386
3.35%, 04/15/50	2,330	1,594,415
3.50%, 09/15/56	1,348	909,034
3.63%, 04/15/52	2,315	1,640,172
3.90%, 12/06/28	1,482	1,469,983
3.90%, 06/15/47(a)	1,734	1,329,929
4.20%, 04/01/43	1,633	1,360,818
4.25%, 04/01/46	3,069	2,508,605
4.40%, 03/15/45	1,590	1,336,152
4.50%, 09/15/32	1,830	1,812,752
4.50%, 12/06/48	2,875	2,407,160
4.75%, 06/25/29	2,655	2,695,187
4.85%, 06/25/31	1,855	1,885,222
4.88%, 06/25/27	1,275	1,292,603
4.88%, 02/15/44	1,539	1,385,562
4.90%, 04/15/29(a)	1,280	1,308,196
4.95%, 09/30/26(a)	1,125	1,134,918
4.95%, 06/25/34	2,605	2,606,181
Security	Par (000)	Value
Retail (continued)
4.95%, 09/15/52(a)	$1,545	$1,368,956
5.15%, 06/25/26	1,555	1,569,475
5.30%, 06/25/54(a)	1,925	1,800,531
5.40%, 09/15/40	785	774,461
5.40%, 06/25/64(a)	645	603,441
5.88%, 12/16/36	4,728	4,993,081
5.95%, 04/01/41	1,526	1,580,506
InRetail Consumer, 3.25%, 03/22/28(b)	240	225,565
Lowe's Companies Inc.
1.30%, 04/15/28(a)	1,280	1,177,245
1.70%, 09/15/28(a)	1,825	1,675,141
1.70%, 10/15/30	1,990	1,713,301
2.63%, 04/01/31	2,140	1,908,036
2.80%, 09/15/41(a)	1,486	1,007,152
3.00%, 10/15/50(a)	2,957	1,795,269
3.10%, 05/03/27	2,310	2,257,413
3.35%, 04/01/27	1,118	1,098,147
3.50%, 04/01/51	778	516,559
3.65%, 04/05/29	2,322	2,252,198
3.70%, 04/15/46	2,067	1,499,720
3.75%, 04/01/32	2,403	2,236,299
4.05%, 05/03/47	2,286	1,730,729
4.25%, 04/01/52	2,280	1,729,942
4.38%, 09/15/45	672	538,929
4.45%, 04/01/62	1,800	1,355,767
4.50%, 04/15/30	2,269	2,265,712
4.55%, 04/05/49	1,380	1,106,059
4.65%, 04/15/42	774	664,646
5.00%, 04/15/33(a)	1,760	1,755,546
5.00%, 04/15/40	780	719,125
5.00%, 09/15/43	371	324,202
5.13%, 04/15/50(a)	675	587,987
5.15%, 07/01/33(a)	1,440	1,449,814
5.50%, 10/15/35(a)	590	604,557
5.63%, 04/15/53	2,450	2,297,436
5.75%, 07/01/53(a)	780	741,429
5.80%, 10/15/36(a)	465	479,867
5.80%, 09/15/62	1,469	1,376,806
5.85%, 04/01/63(a)	585	553,780
6.50%, 03/15/29	1,225	1,307,497
6.88%, 02/15/28(a)	930	985,027
Marks & Spencer PLC, 7.13%, 12/01/37(b)	110	115,079
McDonald's Corp.
2.13%, 03/01/30(a)	1,507	1,354,456
2.63%, 09/01/29	1,511	1,410,135
3.50%, 03/01/27	1,279	1,262,078
3.50%, 07/01/27	2,072	2,040,814
3.60%, 07/01/30	1,509	1,448,195
3.63%, 05/01/43	1,010	757,770
3.63%, 09/01/49	2,766	1,972,832
3.70%, 02/15/42	851	660,955
3.80%, 04/01/28	1,638	1,617,826
4.20%, 04/01/50	1,155	901,492
4.45%, 03/01/47	1,630	1,347,712
4.45%, 09/01/48	1,148	944,101
4.60%, 05/15/30(a)	810	812,796
4.60%, 09/09/32	1,220	1,208,478
4.60%, 05/26/45	885	754,288
4.70%, 12/09/35(a)	1,207	1,160,953
4.80%, 08/14/28(a)	1,057	1,072,805
4.88%, 07/15/40(a)	355	327,075

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.88%, 12/09/45	$2,675	$2,368,575
4.95%, 08/14/33(a)	945	952,730
4.95%, 03/03/35(a)	530	522,588
5.00%, 05/17/29	1,085	1,108,556
5.15%, 09/09/52	1,335	1,201,448
5.20%, 05/17/34	530	537,253
5.45%, 08/14/53	1,205	1,138,418
5.70%, 02/01/39	656	667,774
6.30%, 10/15/37	1,217	1,307,970
6.30%, 03/01/38	1,055	1,134,388
O'Reilly Automotive Inc.
1.75%, 03/15/31	690	585,565
3.60%, 09/01/27(a)	1,145	1,123,734
3.90%, 06/01/29	926	902,814
4.20%, 04/01/30	987	968,442
4.35%, 06/01/28	712	711,133
4.70%, 06/15/32	1,125	1,100,731
5.00%, 08/19/34	765	746,681
5.75%, 11/20/26	805	818,637
Ross Stores Inc., 1.88%, 04/15/31	748	633,288
Starbucks Corp.
2.00%, 03/12/27	1,308	1,251,875
2.25%, 03/12/30	1,290	1,155,468
2.45%, 06/15/26	741	725,509
2.55%, 11/15/30	2,014	1,800,771
3.00%, 02/14/32	1,490	1,326,082
3.35%, 03/12/50	812	530,355
3.50%, 03/01/28	1,004	979,645
3.50%, 11/15/50(a)	1,917	1,289,346
3.55%, 08/15/29(a)	1,678	1,618,251
3.75%, 12/01/47(a)	820	586,923
4.00%, 11/15/28	1,570	1,547,659
4.30%, 06/15/45	710	559,736
4.45%, 08/15/49	1,857	1,480,918
4.50%, 05/15/28	415	414,692
4.50%, 11/15/48	1,579	1,268,908
4.80%, 05/15/30	375	376,221
4.80%, 02/15/33(a)	775	762,444
4.85%, 02/08/27	575	578,718
4.90%, 02/15/31	790	796,483
5.00%, 02/15/34(a)	765	755,607
5.40%, 05/15/35(a)	375	375,830
Target Corp.
1.95%, 01/15/27	1,475	1,425,073
2.35%, 02/15/30	1,385	1,266,717
2.65%, 09/15/30	935	854,936
2.95%, 01/15/52(a)	1,745	1,075,673
3.38%, 04/15/29(a)	1,484	1,435,749
3.63%, 04/15/46	1,245	912,383
3.90%, 11/15/47	1,127	850,593
4.00%, 07/01/42	1,787	1,469,717
4.40%, 01/15/33(a)	760	740,542
4.50%, 09/15/32(a)	1,340	1,319,891
4.50%, 09/15/34	1,210	1,155,780
4.80%, 01/15/53(a)	1,760	1,529,801
5.00%, 04/15/35(a)	1,215	1,194,238
6.35%, 11/01/32	359	393,509
6.50%, 10/15/37	747	812,545
7.00%, 01/15/38	730	835,280
Tiffany & Co., 4.90%, 10/01/44	550	504,106
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28	$945	$867,705
1.60%, 05/15/31(a)	920	783,308
2.25%, 09/15/26	1,455	1,419,174
3.88%, 04/15/30	932	913,308
4.50%, 04/15/50(a)	771	659,336
Tractor Supply Co.
1.75%, 11/01/30	1,300	1,109,677
5.25%, 05/15/33(a)	830	828,425
Walmart Inc.
2.38%, 09/24/29(a)	639	595,972
2.50%, 09/22/41	1,560	1,077,290
2.65%, 09/22/51(a)	2,418	1,485,395
2.95%, 09/24/49	1,048	686,740
3.05%, 07/08/26	1,170	1,155,791
3.25%, 07/08/29(a)	1,057	1,024,432
3.63%, 12/15/47	760	575,821
3.70%, 06/26/28	2,117	2,097,894
3.90%, 04/15/28	1,345	1,342,189
3.95%, 06/28/38	1,005	899,562
4.00%, 04/15/30(a)	1,053	1,047,687
4.00%, 04/11/43	725	604,440
4.05%, 06/29/48	2,620	2,128,816
4.10%, 04/28/27	665	665,950
4.10%, 04/15/33	2,265	2,194,997
4.15%, 09/09/32(a)	1,510	1,478,965
4.30%, 04/22/44	965	835,100
4.35%, 04/28/30	1,665	1,671,093
4.50%, 09/09/52	1,541	1,324,528
4.50%, 04/15/53	2,230	1,917,263
4.88%, 07/08/40(a)	450	430,659
4.90%, 04/28/35	1,700	1,700,296
5.00%, 10/25/40(a)	670	665,212
5.25%, 09/01/35	2,045	2,127,231
5.63%, 04/01/40	965	1,015,889
5.63%, 04/15/41	510	529,587
5.88%, 04/05/27(a)	135	139,640
6.20%, 04/15/38	1,270	1,406,076
6.50%, 08/15/37	1,470	1,670,706
7.55%, 02/15/30	1,000	1,142,682
		296,853,323
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,491	1,432,214
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(d)	1,140	1,108,221
3.96%, 07/18/30(a)(b)(d)	2,140	2,067,289
4.00%, 09/14/26(b)	1,556	1,538,451
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(b)(d)	513	497,030
4.30%, 03/08/29(b)(d)	1,895	1,871,574
4.85%, 07/27/27(b)	1,395	1,405,388
5.13%, 07/29/29(b)	935	949,935
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(d)	2,120	2,170,765
		13,040,867
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32	785	747,070
4.32%, 03/24/28	1,535	1,541,367

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.39%, 06/01/52(a)	$940	$771,010
Analog Devices Inc.
1.70%, 10/01/28	1,775	1,630,010
2.10%, 10/01/31	1,730	1,495,121
2.80%, 10/01/41	997	709,985
2.95%, 10/01/51(a)	1,738	1,094,754
3.45%, 06/15/27	1,340	1,320,934
3.50%, 12/05/26	1,349	1,333,650
4.25%, 10/01/32	85	83,171
5.05%, 04/01/34	1,330	1,340,473
5.30%, 12/15/45	655	619,072
5.30%, 04/01/54	855	800,676
Applied Materials Inc.
1.75%, 06/01/30	1,230	1,082,336
2.75%, 06/01/50(a)	1,117	679,837
3.30%, 04/01/27	1,892	1,863,432
4.35%, 04/01/47	1,625	1,349,531
4.80%, 06/15/29	1,540	1,570,532
5.10%, 10/01/35(a)	768	780,396
5.85%, 06/15/41(a)	925	959,601
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28(a)	1,473	1,441,977
3.88%, 01/15/27	4,457	4,419,736
Broadcom Inc.
1.95%, 02/15/28(a)(b)	1,392	1,307,676
2.45%, 02/15/31(b)	4,280	3,784,091
2.60%, 02/15/33(b)	2,370	2,000,707
3.14%, 11/15/35(b)	4,768	3,948,929
3.19%, 11/15/36(b)	4,185	3,403,934
3.42%, 04/15/33(b)	3,365	3,001,689
3.46%, 09/15/26	1,168	1,153,428
3.47%, 04/15/34(b)	4,903	4,306,587
3.50%, 02/15/41(b)	4,544	3,522,170
3.75%, 02/15/51(a)(b)	3,172	2,294,340
4.00%, 04/15/29(b)	1,677	1,646,513
4.11%, 09/15/28	1,865	1,850,042
4.15%, 02/15/28	1,280	1,273,728
4.15%, 11/15/30	2,910	2,837,323
4.15%, 04/15/32(b)	1,805	1,718,366
4.30%, 11/15/32	3,859	3,685,974
4.35%, 02/15/30	2,225	2,199,346
4.55%, 02/15/32	1,430	1,400,198
4.75%, 04/15/29	2,425	2,443,220
4.80%, 04/15/28	2,015	2,038,327
4.80%, 10/15/34	2,535	2,468,267
4.93%, 05/15/37(b)	4,000	3,811,207
5.00%, 04/15/30	1,265	1,283,765
5.05%, 07/12/27	2,055	2,081,504
5.05%, 07/12/29(a)	2,795	2,845,053
5.05%, 04/15/30	1,315	1,335,859
5.15%, 11/15/31	2,665	2,713,057
5.20%, 04/15/32	1,479	1,501,796
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	2,220	2,248,695
5.88%, 01/25/34(a)(b)	1,745	1,749,073
5.90%, 01/25/30(b)	920	951,886
5.90%, 01/25/33(b)	1,570	1,602,253
6.10%, 01/25/36(b)	2,000	2,031,179
6.15%, 01/25/32(a)(b)	1,275	1,323,944
6.20%, 01/25/37(b)	2,220	2,268,833
Security	Par (000)	Value
Semiconductors (continued)
6.25%, 01/25/35(b)	$2,010	$2,067,393
6.30%, 01/25/39(a)(b)	2,045	2,099,602
6.40%, 01/25/38(a)(b)	1,235	1,278,615
Intel Corp.
1.60%, 08/12/28	1,695	1,544,541
2.00%, 08/12/31	2,000	1,685,805
2.45%, 11/15/29	2,907	2,629,393
2.80%, 08/12/41	1,401	913,424
3.05%, 08/12/51	2,005	1,152,803
3.10%, 02/15/60	1,478	797,930
3.15%, 05/11/27	1,659	1,613,539
3.20%, 08/12/61	1,445	791,779
3.25%, 11/15/49	2,989	1,822,456
3.73%, 12/08/47	2,944	2,000,745
3.75%, 03/25/27	1,617	1,593,989
3.75%, 08/05/27	2,055	2,017,030
3.90%, 03/25/30	2,331	2,231,640
4.00%, 08/05/29	1,307	1,267,330
4.00%, 12/15/32(a)	1,183	1,086,347
4.10%, 05/19/46	1,836	1,331,172
4.10%, 05/11/47	1,572	1,134,069
4.15%, 08/05/32	1,875	1,743,585
4.25%, 12/15/42(a)	873	675,100
4.60%, 03/25/40(a)	1,113	945,663
4.75%, 03/25/50	3,450	2,721,957
4.80%, 10/01/41(a)	1,180	986,678
4.88%, 02/10/28(a)	2,775	2,797,561
4.90%, 07/29/45(a)	1,216	1,002,832
4.90%, 08/05/52	2,645	2,112,111
4.95%, 03/25/60	1,416	1,102,547
5.00%, 02/21/31	955	957,353
5.05%, 08/05/62	1,410	1,102,670
5.13%, 02/10/30	1,980	2,005,155
5.15%, 02/21/34(a)	1,330	1,301,902
5.20%, 02/10/33(a)	3,635	3,596,207
5.60%, 02/21/54(a)	1,650	1,465,323
5.63%, 02/10/43(a)	1,560	1,434,097
5.70%, 02/10/53	2,975	2,669,698
5.90%, 02/10/63(a)	1,820	1,647,413
KLA Corp.
3.30%, 03/01/50	1,249	843,680
4.10%, 03/15/29	1,648	1,635,362
4.65%, 07/15/32	1,475	1,465,410
4.70%, 02/01/34(a)	755	740,973
4.95%, 07/15/52(a)	2,280	2,023,183
5.00%, 03/15/49(a)	577	517,472
5.25%, 07/15/62(a)	1,435	1,298,213
5.65%, 11/01/34	558	577,586
Lam Research Corp.
1.90%, 06/15/30	1,678	1,478,918
2.88%, 06/15/50(a)	1,403	882,616
3.13%, 06/15/60	1,066	637,628
4.00%, 03/15/29	2,059	2,030,132
4.88%, 03/15/49	1,350	1,197,922
Marvell Technology Inc.
2.45%, 04/15/28	1,320	1,244,447
2.95%, 04/15/31	1,405	1,256,299
4.88%, 06/22/28	988	992,646
5.75%, 02/15/29(a)	755	780,846
5.95%, 09/15/33	625	645,464

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Microchip Technology Inc.
4.90%, 03/15/28	$1,170	$1,174,240
5.05%, 03/15/29	1,055	1,061,663
5.05%, 02/15/30	975	977,700
Micron Technology Inc.
2.70%, 04/15/32	2,213	1,886,410
3.37%, 11/01/41	634	450,932
3.48%, 11/01/51(a)	1,015	665,687
4.66%, 02/15/30(a)	1,238	1,221,452
5.30%, 01/15/31	1,350	1,358,356
5.33%, 02/06/29	1,388	1,408,543
5.38%, 04/15/28	1,112	1,134,790
5.80%, 01/15/35	980	987,663
5.88%, 02/09/33	1,386	1,416,760
5.88%, 09/15/33	855	877,787
6.05%, 11/01/35	725	739,292
6.75%, 11/01/29	2,168	2,317,808
NVIDIA Corp.
1.55%, 06/15/28	2,185	2,029,910
2.00%, 06/15/31	2,385	2,092,353
2.85%, 04/01/30(a)	2,670	2,511,731
3.20%, 09/16/26	1,639	1,619,928
3.50%, 04/01/40	1,607	1,324,308
3.50%, 04/01/50	3,169	2,325,646
3.70%, 04/01/60	814	584,088
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,133	1,161,681
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,623	1,404,706
2.65%, 02/15/32(a)	1,543	1,314,694
3.13%, 02/15/42(a)	995	684,566
3.15%, 05/01/27	942	917,708
3.25%, 05/11/41	1,760	1,250,925
3.25%, 11/30/51	760	470,061
3.40%, 05/01/30	1,908	1,782,182
3.88%, 06/18/26	1,267	1,256,703
4.30%, 06/18/29	1,664	1,631,886
4.40%, 06/01/27	1,034	1,032,641
5.00%, 01/15/33	1,114	1,086,524
Qorvo Inc.
3.38%, 04/01/31(a)(b)	1,432	1,260,039
4.38%, 10/15/29(a)	1,500	1,439,410
Qualcomm Inc.
1.30%, 05/20/28	2,072	1,910,756
1.65%, 05/20/32(a)	1,921	1,574,114
2.15%, 05/20/30	1,615	1,455,478
3.25%, 05/20/27	3,699	3,637,901
3.25%, 05/20/50(a)	1,594	1,070,108
4.25%, 05/20/32(a)	870	850,173
4.30%, 05/20/47	2,680	2,194,912
4.50%, 05/20/30(a)	775	776,568
4.50%, 05/20/52	1,816	1,494,135
4.65%, 05/20/35(a)	1,817	1,782,977
4.80%, 05/20/45	2,655	2,365,068
5.40%, 05/20/33	1,035	1,077,776
6.00%, 05/20/53	1,905	1,960,250
QUALCOMM Inc.
4.75%, 05/20/32(a)	895	894,301
5.00%, 05/20/35	775	770,088
Renesas Electronics Corp., 2.17%, 11/25/26(b)	1,340	1,288,146
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	1,715	1,494,329
Security	Par (000)	Value
Semiconductors (continued)
5.50%, 01/16/27(b)	$620	$626,681
5.50%, 01/16/29(b)	885	903,547
6.38%, 01/17/28(a)(b)	997	1,035,631
6.50%, 01/17/33(a)(b)	885	936,844
Skyworks Solutions Inc.
1.80%, 06/01/26	897	865,546
3.00%, 06/01/31	967	841,345
Texas Instruments Inc.
1.13%, 09/15/26	882	848,416
1.75%, 05/04/30	1,435	1,268,481
1.90%, 09/15/31	980	843,569
2.25%, 09/04/29	1,415	1,302,284
2.70%, 09/15/51	875	517,242
2.90%, 11/03/27(a)	1,114	1,082,008
3.65%, 08/16/32	750	700,963
3.88%, 03/15/39	1,417	1,226,526
4.10%, 08/16/52	580	446,076
4.15%, 05/15/48	2,224	1,778,337
4.50%, 05/23/30	775	777,337
4.60%, 02/08/27	761	765,430
4.60%, 02/15/28	1,235	1,249,612
4.60%, 02/08/29(a)	1,105	1,117,282
4.85%, 02/08/34	810	810,041
4.90%, 03/14/33	1,381	1,395,840
5.00%, 03/14/53	1,485	1,327,865
5.05%, 05/18/63	2,337	2,063,476
5.10%, 05/23/35	775	778,051
5.15%, 02/08/54	1,540	1,411,756
TSMC Arizona Corp.
1.75%, 10/25/26	1,838	1,769,366
2.50%, 10/25/31	2,120	1,875,361
3.13%, 10/25/41	1,195	910,483
3.25%, 10/25/51(a)	1,795	1,273,762
3.88%, 04/22/27	1,580	1,564,383
4.13%, 04/22/29(a)	795	785,842
4.25%, 04/22/32(a)	1,075	1,045,701
4.50%, 04/22/52(a)	1,375	1,220,399
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,675	1,549,923
1.38%, 09/28/30(a)(b)	2,026	1,724,272
1.75%, 04/23/28(b)	1,880	1,743,121
2.25%, 04/23/31(b)	2,540	2,237,224
4.38%, 07/22/27(b)	255	254,296
4.63%, 07/22/32(a)(b)	455	452,388
Xilinx Inc., 2.38%, 06/01/30	1,413	1,282,729
		309,311,170
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	1,340	1,236,258
3.48%, 12/01/27	1,131	1,100,390
4.20%, 05/01/30(a)	1,042	1,005,677
5.35%, 01/15/30	860	873,473
5.75%, 01/15/35(a)	930	941,453
		5,157,251
Software — 2.3%
Adobe Inc.
2.15%, 02/01/27	1,370	1,326,565
2.30%, 02/01/30	2,713	2,486,972
4.75%, 01/17/28	739	750,511
4.80%, 04/04/29	1,497	1,528,148

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.85%, 04/04/27	$845	$855,554
4.95%, 01/17/30	550	563,517
4.95%, 04/04/34	1,365	1,374,101
5.30%, 01/17/35	800	823,753
AppLovin Corp.
5.13%, 12/01/29	1,595	1,605,593
5.38%, 12/01/31	920	928,521
5.50%, 12/01/34	1,165	1,165,518
5.95%, 12/01/54	540	516,110
Atlassian Corp.
5.25%, 05/15/29	770	785,498
5.50%, 05/15/34	900	908,047
Autodesk Inc.
2.40%, 12/15/31	1,695	1,460,700
2.85%, 01/15/30	1,438	1,333,395
3.50%, 06/15/27	1,224	1,202,507
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,696	1,492,315
2.90%, 12/01/29	1,611	1,489,894
3.40%, 06/27/26	841	828,707
Cadence Design Systems Inc.
4.20%, 09/10/27	800	797,079
4.30%, 09/10/29	1,130	1,122,312
4.70%, 09/10/34	1,035	1,006,379
Concentrix Corp.
6.60%, 08/02/28(a)	1,550	1,625,001
6.65%, 08/02/26	1,085	1,104,258
6.85%, 08/02/33	855	874,884
Constellation Software Inc./Canada
5.16%, 02/16/29(a)(b)	600	607,390
5.46%, 02/16/34(b)	565	567,188
Electronic Arts Inc.
1.85%, 02/15/31	1,311	1,125,638
2.95%, 02/15/51	1,437	874,177
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	1,702	1,577,562
2.25%, 03/01/31	1,236	1,068,690
3.10%, 03/01/41	1,365	973,167
3.75%, 05/21/29	580	559,098
4.50%, 08/15/46	745	593,400
5.10%, 07/15/32	1,125	1,128,068
5.63%, 07/15/52(a)	310	288,266
Series 30Y, 4.75%, 05/15/48	512	422,148
Fiserv Inc.
2.25%, 06/01/27	1,663	1,592,429
2.65%, 06/01/30	1,763	1,593,068
3.20%, 07/01/26	2,919	2,876,621
3.50%, 07/01/29	4,740	4,518,780
4.20%, 10/01/28	1,610	1,592,740
4.40%, 07/01/49	3,280	2,574,648
4.75%, 03/15/30	1,200	1,196,632
5.15%, 03/15/27	1,025	1,036,224
5.15%, 08/12/34	1,325	1,299,313
5.35%, 03/15/31	1,065	1,088,873
5.38%, 08/21/28	1,355	1,387,345
5.45%, 03/02/28	2,305	2,357,602
5.45%, 03/15/34	1,150	1,152,824
5.60%, 03/02/33(a)	1,290	1,313,219
5.63%, 08/21/33	2,215	2,254,855
Intuit Inc.
1.35%, 07/15/27	1,284	1,209,702
Security	Par (000)	Value
Software (continued)
1.65%, 07/15/30(a)	$1,020	$891,171
5.13%, 09/15/28	1,692	1,738,741
5.20%, 09/15/33(a)	1,910	1,953,712
5.25%, 09/15/26	1,250	1,263,867
5.50%, 09/15/53	2,050	1,984,019
Microsoft Corp.
1.35%, 09/15/30	1,039	900,315
2.40%, 08/08/26	5,478	5,370,649
2.50%, 09/15/50	2,153	1,294,778
2.53%, 06/01/50	9,694	5,882,763
2.68%, 06/01/60(a)	5,347	3,089,505
2.92%, 03/17/52	8,734	5,677,767
3.04%, 03/17/62	2,891	1,825,241
3.30%, 02/06/27	6,015	5,943,228
3.40%, 09/15/26	1,128	1,118,424
3.40%, 06/15/27	1,048	1,037,104
3.45%, 08/08/36	2,736	2,421,627
3.50%, 02/12/35(a)	2,297	2,117,164
3.50%, 11/15/42(a)	710	569,761
3.70%, 08/08/46	2,600	2,063,153
3.75%, 02/12/45	910	752,133
3.95%, 08/08/56(a)	670	523,860
4.00%, 02/12/55(a)	840	665,726
4.10%, 02/06/37	1,353	1,274,011
4.20%, 11/03/35(a)	1,111	1,081,829
4.25%, 02/06/47(a)	1,615	1,427,227
4.45%, 11/03/45	1,586	1,430,452
4.50%, 10/01/40	761	725,024
4.50%, 06/15/47	692	617,209
4.50%, 02/06/57	1,025	905,810
4.75%, 11/03/55(a)	660	590,512
5.20%, 06/01/39(a)	985	1,017,408
5.30%, 02/08/41	1,467	1,526,415
MSCI Inc.
3.25%, 08/15/33(b)	995	853,548
3.63%, 09/01/30(b)	1,910	1,769,104
3.63%, 11/01/31(b)	1,165	1,057,513
3.88%, 02/15/31(a)(b)	1,170	1,089,459
4.00%, 11/15/29(b)	1,310	1,253,006
Open Text Corp., 6.90%, 12/01/27(b)	1,276	1,314,090
Oracle Corp.
2.30%, 03/25/28	3,899	3,683,130
2.65%, 07/15/26	4,332	4,241,237
2.80%, 04/01/27	3,485	3,385,525
2.88%, 03/25/31	5,027	4,532,023
2.95%, 04/01/30	5,539	5,129,428
3.25%, 11/15/27	4,690	4,562,100
3.25%, 05/15/30(a)	1,135	1,063,332
3.60%, 04/01/40	4,664	3,643,208
3.60%, 04/01/50	7,076	4,807,938
3.65%, 03/25/41	3,429	2,632,141
3.80%, 11/15/37	2,756	2,298,676
3.85%, 07/15/36(a)	2,218	1,913,307
3.85%, 04/01/60	5,626	3,743,312
3.90%, 05/15/35(a)	1,879	1,665,614
3.95%, 03/25/51	5,151	3,683,578
4.00%, 07/15/46	4,532	3,393,147
4.00%, 11/15/47	3,427	2,543,977
4.10%, 03/25/61(a)	2,307	1,611,712
4.13%, 05/15/45	2,966	2,286,565
4.20%, 09/27/29(a)	2,795	2,752,805

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.30%, 07/08/34	$2,789	$2,593,936
4.38%, 05/15/55	2,094	1,588,066
4.50%, 05/06/28	2,115	2,124,838
4.50%, 07/08/44	1,596	1,315,003
4.65%, 05/06/30	1,480	1,481,046
4.70%, 09/27/34	2,815	2,684,950
4.80%, 08/03/28	2,939	2,967,977
4.90%, 02/06/33	2,270	2,238,904
5.25%, 02/03/32	2,750	2,791,697
5.38%, 07/15/40	3,722	3,526,103
5.38%, 09/27/54	2,700	2,394,658
5.50%, 08/03/35(a)	2,650	2,662,252
5.50%, 09/27/64	1,880	1,655,955
5.55%, 02/06/53	3,455	3,168,282
6.00%, 08/03/55	2,795	2,709,835
6.13%, 07/08/39	1,969	2,020,889
6.13%, 08/03/65	1,630	1,582,612
6.15%, 11/09/29	2,395	2,541,717
6.25%, 11/09/32	3,585	3,827,466
6.50%, 04/15/38	2,025	2,155,962
6.90%, 11/09/52	3,865	4,174,990
Paychex Inc.
5.10%, 04/15/30	2,545	2,577,997
5.35%, 04/15/32	2,575	2,613,229
5.60%, 04/15/35(a)	845	859,215
Roper Technologies Inc.
1.40%, 09/15/27	1,627	1,521,143
1.75%, 02/15/31	1,526	1,293,416
2.00%, 06/30/30	1,097	964,391
2.95%, 09/15/29(a)	989	925,182
3.80%, 12/15/26	1,200	1,189,279
4.20%, 09/15/28	1,683	1,670,414
4.50%, 10/15/29(a)	795	791,033
4.75%, 02/15/32	875	865,673
4.90%, 10/15/34	1,525	1,479,670
Salesforce Inc.
1.50%, 07/15/28(a)	2,091	1,930,957
1.95%, 07/15/31(a)	2,265	1,961,865
2.70%, 07/15/41	2,183	1,526,485
2.90%, 07/15/51	3,193	1,983,685
3.05%, 07/15/61(a)	1,960	1,156,798
3.70%, 04/11/28	2,847	2,817,378
ServiceNow Inc., 1.40%, 09/01/30(a)	2,618	2,239,999
Synopsys Inc.
4.55%, 04/01/27	2,085	2,087,705
4.65%, 04/01/28	1,095	1,101,618
4.85%, 04/01/30	2,525	2,549,351
5.00%, 04/01/32	2,155	2,158,806
5.15%, 04/01/35	3,355	3,316,063
5.70%, 04/01/55	3,275	3,126,552
Take-Two Interactive Software Inc.
3.70%, 04/14/27(a)	1,225	1,205,593
4.00%, 04/14/32	1,070	999,095
4.95%, 03/28/28	2,055	2,076,456
5.40%, 06/12/29	825	842,073
5.60%, 06/12/34	540	548,104
VMware LLC
1.40%, 08/15/26	2,300	2,214,539
1.80%, 08/15/28	1,643	1,503,582
2.20%, 08/15/31	2,365	2,020,185
3.90%, 08/21/27	2,456	2,422,666
Security	Par (000)	Value
Software (continued)
4.65%, 05/15/27	$918	$919,361
4.70%, 05/15/30	1,340	1,332,569
Workday Inc.
3.50%, 04/01/27	1,642	1,613,267
3.70%, 04/01/29	1,445	1,399,714
3.80%, 04/01/32	2,245	2,082,526
		317,470,358
Telecommunications — 3.8%
America Movil SAB de CV
2.88%, 05/07/30	1,630	1,490,790
3.63%, 04/22/29	1,715	1,650,626
4.38%, 07/16/42	1,730	1,425,250
4.38%, 04/22/49(a)	1,992	1,592,004
4.70%, 07/21/32(a)	1,250	1,219,327
6.13%, 11/15/37	625	647,078
6.13%, 03/30/40	3,035	3,081,984
6.38%, 03/01/35(a)	1,580	1,692,761
AT&T Inc.
1.65%, 02/01/28	4,033	3,753,339
2.25%, 02/01/32	4,115	3,491,290
2.30%, 06/01/27	4,367	4,190,952
2.55%, 12/01/33	5,809	4,777,622
2.75%, 06/01/31	4,812	4,306,407
2.95%, 07/15/26	729	716,006
3.10%, 02/01/43	1,058	740,906
3.30%, 02/01/52	1,530	982,898
3.50%, 06/01/41	3,814	2,918,182
3.50%, 09/15/53	11,773	7,822,975
3.50%, 02/01/61(a)	1,070	670,574
3.55%, 09/15/55(a)	11,845	7,830,517
3.65%, 06/01/51	4,714	3,277,591
3.65%, 09/15/59	10,219	6,714,704
3.80%, 02/15/27	1,263	1,250,212
3.80%, 12/01/57	9,128	6,249,372
3.85%, 06/01/60(a)	2,375	1,612,812
4.10%, 02/15/28	2,955	2,934,630
4.25%, 03/01/27	2,222	2,215,404
4.30%, 02/15/30	5,795	5,733,937
4.30%, 12/15/42	2,003	1,656,656
4.35%, 03/01/29	4,960	4,936,250
4.35%, 06/15/45	1,730	1,399,000
4.50%, 05/15/35(a)	3,985	3,748,619
4.50%, 03/09/48	2,760	2,235,907
4.55%, 03/09/49	1,585	1,288,505
4.65%, 06/01/44	806	680,245
4.70%, 08/15/30	1,950	1,956,144
4.75%, 05/15/46(a)	2,775	2,366,701
4.80%, 06/15/44(a)	777	663,928
4.85%, 03/01/39	1,509	1,396,808
4.85%, 07/15/45	535	460,981
4.90%, 08/15/37	1,041	981,940
5.15%, 03/15/42(a)	471	427,580
5.15%, 11/15/46	1,190	1,078,242
5.15%, 02/15/50	1,008	887,113
5.25%, 03/01/37	1,720	1,686,331
5.35%, 09/01/40(a)	1,091	1,035,550
5.38%, 08/15/35	1,950	1,961,397
5.40%, 02/15/34	4,584	4,646,303
5.45%, 03/01/47	833	771,457
5.55%, 08/15/41(a)	893	861,236
5.65%, 02/15/47(a)	1,050	1,006,150

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.70%, 03/01/57(a)	$613	$573,409
6.00%, 08/15/40	673	678,819
6.05%, 08/15/56	2,340	2,344,773
6.15%, 09/15/34	675	705,452
6.25%, 03/29/41	500	506,817
6.30%, 01/15/38(a)	1,045	1,109,214
6.38%, 03/01/41	403	417,821
6.55%, 02/15/39	692	743,979
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	817	551,873
4.30%, 07/29/49	1,082	818,271
4.46%, 04/01/48	2,208	1,738,261
5.10%, 05/11/33(a)	1,490	1,459,189
5.20%, 02/15/34	960	948,219
5.55%, 02/15/54(a)	1,280	1,176,408
Series US-4, 3.65%, 03/17/51(a)	901	616,893
Series US-5, 2.15%, 02/15/32(a)	1,015	842,601
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	480	439,248
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	1,887	1,776,516
4.25%, 11/08/49(b)	860	639,021
5.13%, 12/04/28	1,740	1,773,129
9.63%, 12/15/30	4,014	4,896,121
Cisco Systems Inc.
2.50%, 09/20/26	2,132	2,088,847
4.55%, 02/24/28	1,740	1,759,744
4.75%, 02/24/30	1,900	1,931,543
4.80%, 02/26/27	2,585	2,610,610
4.85%, 02/26/29	3,835	3,911,214
4.95%, 02/26/31	4,050	4,131,206
4.95%, 02/24/32	1,540	1,561,249
5.05%, 02/26/34	3,260	3,284,932
5.10%, 02/24/35	2,030	2,041,941
5.30%, 02/26/54	2,810	2,659,508
5.35%, 02/26/64	1,555	1,456,528
5.50%, 01/15/40	3,020	3,055,268
5.50%, 02/24/55	1,285	1,248,447
5.90%, 02/15/39	3,031	3,189,855
Corning Inc.
3.90%, 11/15/49	586	428,967
4.38%, 11/15/57	1,205	919,676
4.70%, 03/15/37(a)	480	452,474
4.75%, 03/15/42	705	613,377
5.35%, 11/15/48	961	872,889
5.45%, 11/15/79	1,721	1,499,791
5.75%, 08/15/40	751	743,262
5.85%, 11/15/68	473	439,983
7.25%, 08/15/36(a)	507	521,073
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,837	1,292,670
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	1,278	1,258,834
4.38%, 06/21/28(b)	1,965	1,960,472
4.75%, 06/21/38(a)(b)	926	859,218
4.88%, 03/06/42(b)	1,603	1,439,419
8.75%, 06/15/30(g)	5,859	6,867,793
9.25%, 06/01/32	931	1,156,182
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(b)	840	705,081
4.75%, 08/01/26(b)	1,053	1,050,919
Juniper Networks Inc.
2.00%, 12/10/30(a)	863	738,605
Security	Par (000)	Value
Telecommunications (continued)
3.75%, 08/15/29(a)	$1,064	$1,025,921
5.95%, 03/15/41	671	648,330
Koninklijke KPN NV, 8.38%, 10/01/30	1,238	1,443,067
KT Corp.
2.50%, 07/18/26(b)	245	239,142
4.13%, 02/02/28(b)	160	157,956
Motorola Solutions Inc.
2.30%, 11/15/30	1,764	1,550,327
2.75%, 05/24/31	1,590	1,408,645
4.60%, 02/23/28	1,342	1,344,448
4.60%, 05/23/29(a)	1,449	1,446,134
5.00%, 04/15/29	775	783,468
5.40%, 04/15/34	1,155	1,160,839
5.50%, 09/01/44	729	691,852
5.60%, 06/01/32(a)	1,230	1,264,319
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	1,674	1,602,379
2.50%, 01/08/32(a)(b)	1,115	958,900
2.63%, 05/05/31(a)(b)	2,184	1,943,746
4.00%, 10/01/27(b)	1,190	1,176,560
4.25%, 10/01/29(a)(b)	1,120	1,100,781
5.75%, 10/06/28(b)	1,475	1,534,077
6.00%, 10/06/33(a)(b)	1,305	1,375,127
Nokia OYJ
4.38%, 06/12/27(a)	1,265	1,256,127
6.63%, 05/15/39	855	869,603
NTT Finance Corp.
1.59%, 04/03/28(a)(b)	2,705	2,500,571
2.07%, 04/03/31(b)	1,632	1,409,759
4.37%, 07/27/27(b)	1,510	1,506,638
5.10%, 07/02/27(b)	1,335	1,351,470
5.11%, 07/02/29(b)	1,485	1,509,152
5.14%, 07/02/31(a)(b)	1,435	1,460,722
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,260	1,119,991
3.75%, 06/22/26(a)(b)	1,463	1,448,755
3.88%, 01/31/28(a)(b)	1,018	1,000,083
4.50%, 01/31/43(a)(b)	905	788,999
4.63%, 10/10/34(b)	370	358,433
Orange SA
5.38%, 01/13/42(a)	1,671	1,582,781
5.50%, 02/06/44	1,055	1,012,615
9.00%, 03/01/31	3,893	4,701,026
Rogers Communications Inc.
2.90%, 11/15/26	977	952,436
3.20%, 03/15/27(a)	2,231	2,182,506
3.70%, 11/15/49	1,658	1,164,739
3.80%, 03/15/32	3,166	2,899,445
4.30%, 02/15/48	1,207	945,304
4.35%, 05/01/49(a)	1,823	1,424,799
4.50%, 03/15/42(a)	1,148	956,846
4.50%, 03/15/43	903	743,474
4.55%, 03/15/52(a)	3,020	2,368,858
5.00%, 02/15/29	1,978	1,992,588
5.00%, 03/15/44	1,578	1,373,434
5.30%, 02/15/34	1,670	1,643,277
5.45%, 10/01/43(a)	851	782,561
7.50%, 08/15/38	570	646,072
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,472	1,431,841
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	984	702,370

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
SES SA, 5.30%, 04/04/43(b)	$585	$407,956
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	130,200
Sprint Capital Corp.
6.88%, 11/15/28	3,210	3,434,055
8.75%, 03/15/32	3,505	4,198,287
Telefonica Emisiones SA
4.10%, 03/08/27	2,073	2,057,952
4.67%, 03/06/38(a)	1,425	1,258,865
4.90%, 03/06/48	2,171	1,781,588
5.21%, 03/08/47	3,967	3,424,706
5.52%, 03/01/49	2,143	1,918,808
7.05%, 06/20/36	3,087	3,379,067
Telefonica Europe BV, 8.25%, 09/15/30	2,130	2,457,488
TELUS Corp.
2.80%, 02/16/27(a)	1,137	1,103,282
3.40%, 05/13/32	1,576	1,407,220
3.70%, 09/15/27	1,252	1,228,303
4.30%, 06/15/49(a)	835	627,512
4.60%, 11/16/48	1,524	1,215,494
T-Mobile USA Inc.
2.05%, 02/15/28	3,139	2,949,824
2.25%, 11/15/31	1,652	1,416,444
2.40%, 03/15/29	1,020	943,015
2.55%, 02/15/31	4,237	3,752,812
2.63%, 02/15/29	1,922	1,787,887
2.70%, 03/15/32	1,625	1,412,203
2.88%, 02/15/31	1,575	1,417,393
3.00%, 02/15/41(a)	3,736	2,672,462
3.30%, 02/15/51	4,897	3,184,195
3.38%, 04/15/29	3,316	3,162,404
3.40%, 10/15/52	4,560	2,977,845
3.50%, 04/15/31	3,605	3,349,757
3.60%, 11/15/60	2,686	1,745,351
3.75%, 04/15/27	6,334	6,252,266
3.88%, 04/15/30	11,172	10,772,793
4.20%, 10/01/29(a)	1,460	1,438,991
4.38%, 04/15/40	3,141	2,723,669
4.50%, 04/15/50	4,744	3,827,441
4.70%, 01/15/35(a)	1,485	1,419,160
4.75%, 02/01/28	2,855	2,858,295
4.80%, 07/15/28	1,805	1,824,310
4.85%, 01/15/29	1,965	1,983,862
4.95%, 03/15/28	1,725	1,750,670
5.05%, 07/15/33	3,960	3,926,245
5.13%, 05/15/32	800	806,951
5.15%, 04/15/34	1,720	1,717,103
5.20%, 01/15/33	1,990	1,997,525
5.25%, 06/15/55	1,565	1,393,226
5.30%, 05/15/35	2,535	2,526,763
5.38%, 04/15/27	299	299,072
5.50%, 01/15/55(a)	1,218	1,125,910
5.65%, 01/15/53(a)	2,796	2,645,121
5.75%, 01/15/34	1,670	1,731,707
5.75%, 01/15/54(a)	1,812	1,737,398
5.80%, 09/15/62	1,130	1,082,663
5.88%, 11/15/55(a)	1,705	1,660,499
6.00%, 06/15/54(a)	1,605	1,596,311
Verizon Communications Inc.
1.50%, 09/18/30	2,610	2,225,554
1.68%, 10/30/30	1,848	1,583,736
1.75%, 01/20/31	3,552	3,028,184
Security	Par (000)	Value
Telecommunications (continued)
2.10%, 03/22/28(a)	$4,338	$4,080,229
2.36%, 03/15/32	6,860	5,850,645
2.55%, 03/21/31(a)	6,213	5,502,836
2.65%, 11/20/40	4,732	3,261,506
2.85%, 09/03/41	1,570	1,089,740
2.88%, 11/20/50(a)	3,658	2,220,949
2.99%, 10/30/56	5,641	3,303,138
3.00%, 03/22/27(a)	1,141	1,113,453
3.00%, 11/20/60(a)	2,893	1,655,322
3.15%, 03/22/30	2,613	2,450,106
3.40%, 03/22/41	4,698	3,551,317
3.55%, 03/22/51(a)	5,560	3,886,464
3.70%, 03/22/61	4,532	3,053,294
3.85%, 11/01/42	1,344	1,054,068
3.88%, 02/08/29	1,653	1,620,562
3.88%, 03/01/52(a)	1,827	1,325,947
4.00%, 03/22/50	1,870	1,393,288
4.02%, 12/03/29	5,940	5,815,053
4.13%, 03/16/27	4,725	4,705,700
4.13%, 08/15/46	1,462	1,146,696
4.27%, 01/15/36	1,755	1,597,913
4.33%, 09/21/28	6,053	6,040,331
4.40%, 11/01/34	3,020	2,828,269
4.50%, 08/10/33	3,292	3,154,751
4.52%, 09/15/48	1,950	1,607,413
4.67%, 03/15/55	1,155	950,900
4.75%, 11/01/41	895	795,044
4.78%, 02/15/35	1,740	1,674,554
4.81%, 03/15/39	1,900	1,751,574
4.86%, 08/21/46	3,635	3,171,645
5.01%, 04/15/49(a)	1,050	944,824
5.01%, 08/21/54	1,175	1,027,335
5.05%, 05/09/33(a)	1,680	1,682,223
5.25%, 04/02/35	2,865	2,854,336
5.25%, 03/16/37	2,078	2,038,240
5.50%, 03/16/47	1,185	1,122,557
5.50%, 02/23/54(a)	1,375	1,306,139
5.85%, 09/15/35(a)	715	741,765
6.40%, 09/15/33	625	675,437
6.55%, 09/15/43	1,250	1,349,735
7.75%, 12/01/30	945	1,082,227
Vodafone Group PLC
4.25%, 09/17/50	3,047	2,305,127
4.38%, 05/30/28(a)	195	197,076
4.38%, 02/19/43	625	523,249
4.88%, 06/19/49(a)	3,307	2,768,336
5.00%, 05/30/38(a)	787	744,255
5.13%, 06/19/59	644	542,963
5.25%, 05/30/48(a)	1,681	1,512,285
5.63%, 02/10/53(a)	1,565	1,436,125
5.75%, 06/28/54	3,160	2,957,943
5.75%, 02/10/63(a)	810	737,204
5.88%, 06/28/64(a)	1,615	1,509,708
6.15%, 02/27/37	1,380	1,455,916
6.25%, 11/30/32(a)	1,966	2,104,140
7.88%, 02/15/30	1,098	1,254,447
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	1,205	1,094,507
3.38%, 04/29/30(a)(b)	455	430,685
4.10%, 07/14/51(b)	665	505,666
		520,869,054

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	$1,037	$1,008,915
3.55%, 11/19/26	793	779,075
3.90%, 11/19/29	1,570	1,496,335
5.10%, 05/15/44	902	771,656
6.05%, 05/14/34	850	861,368
6.35%, 03/15/40	1,029	1,031,457
Mattel Inc.
3.75%, 04/01/29(a)(b)	1,197	1,129,167
5.45%, 11/01/41	665	576,891
5.88%, 12/15/27(b)	1,147	1,151,014
6.20%, 10/01/40(a)	485	459,255
		9,265,133
Transportation — 1.7%
AP Moller - Maersk A/S
4.50%, 06/20/29(a)(b)	1,499	1,490,957
5.88%, 09/14/33(a)(b)	1,460	1,510,315
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,225	751,974
3.05%, 02/15/51	1,106	713,273
3.25%, 06/15/27	1,308	1,286,769
3.30%, 09/15/51	1,592	1,069,052
3.55%, 02/15/50	1,519	1,088,115
3.90%, 08/01/46	1,139	886,327
4.05%, 06/15/48	1,266	996,764
4.13%, 06/15/47	1,190	956,616
4.15%, 04/01/45	1,147	938,343
4.15%, 12/15/48	1,409	1,127,399
4.38%, 09/01/42	1,112	949,055
4.40%, 03/15/42	955	824,036
4.45%, 03/15/43	1,237	1,065,552
4.45%, 01/15/53	1,595	1,317,425
4.55%, 09/01/44	1,255	1,087,116
4.70%, 09/01/45	1,027	901,556
4.90%, 04/01/44	1,587	1,450,164
4.95%, 09/15/41	695	640,623
5.05%, 03/01/41	965	908,022
5.15%, 09/01/43	1,027	968,703
5.20%, 04/15/54	2,325	2,158,586
5.40%, 06/01/41	1,027	994,848
5.50%, 03/15/55	1,770	1,712,852
5.75%, 05/01/40	1,295	1,323,611
6.15%, 05/01/37(a)	1,097	1,174,209
6.20%, 08/15/36	499	542,601
7.95%, 08/15/30	235	272,976
Canadian National Railway Co.
2.45%, 05/01/50	1,267	722,803
3.20%, 08/02/46	1,465	1,016,213
3.50%, 11/15/42	160	118,553
3.65%, 02/03/48	1,084	807,328
3.85%, 08/05/32	1,272	1,189,080
4.38%, 09/18/34	1,135	1,075,241
4.40%, 08/05/52(a)	920	755,385
4.45%, 01/20/49	1,171	985,107
4.50%, 11/07/43(a)	345	290,856
5.85%, 11/01/33	615	647,326
6.13%, 11/01/53(a)	445	471,703
6.20%, 06/01/36	610	653,403
6.25%, 08/01/34	861	931,267
6.38%, 11/15/37	755	821,189
6.71%, 07/15/36	470	518,977
Security	Par (000)	Value
Transportation (continued)
6.90%, 07/15/28(a)	$1,010	$1,085,350
Canadian Pacific Railway Co.
1.75%, 12/02/26	1,549	1,489,073
2.05%, 03/05/30(a)	1,047	932,115
2.45%, 12/02/31	1,510	1,307,679
2.88%, 11/15/29	982	912,960
3.00%, 12/02/41	1,565	1,110,076
3.10%, 12/02/51(a)	2,825	1,810,054
3.50%, 05/01/50	889	613,412
4.00%, 06/01/28	1,134	1,121,644
4.20%, 11/15/69	686	497,987
4.30%, 05/15/43	1,029	863,703
4.70%, 05/01/48	936	796,014
4.80%, 03/30/30(a)	945	951,678
4.80%, 09/15/35	730	700,868
4.80%, 08/01/45	968	846,243
4.95%, 08/15/45	719	640,927
5.20%, 03/30/35	875	871,989
5.75%, 03/15/33(a)	430	448,106
5.75%, 01/15/42	507	492,983
5.95%, 05/15/37	1,107	1,145,399
6.13%, 09/15/2115	1,056	1,034,097
7.13%, 10/15/31	640	713,189
Central Japan Railway Co., 4.25%, 11/24/45(b)	270	218,919
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,258	1,237,346
CSX Corp.
2.40%, 02/15/30(a)	921	841,262
2.50%, 05/15/51(a)	894	502,721
2.60%, 11/01/26	1,385	1,350,609
3.25%, 06/01/27	1,392	1,363,664
3.35%, 09/15/49(a)	1,095	743,418
3.80%, 03/01/28	1,475	1,454,703
3.80%, 11/01/46	1,556	1,173,549
3.80%, 04/15/50	931	688,113
3.95%, 05/01/50	763	579,277
4.10%, 11/15/32	1,490	1,419,064
4.10%, 03/15/44	1,138	921,055
4.25%, 03/15/29	1,802	1,789,548
4.25%, 11/01/66	735	547,734
4.30%, 03/01/48	1,414	1,142,819
4.40%, 03/01/43	605	513,613
4.50%, 03/15/49	858	711,604
4.50%, 11/15/52(a)	1,347	1,108,660
4.50%, 08/01/54	525	428,530
4.65%, 03/01/68	690	550,061
4.75%, 05/30/42	1,020	908,947
4.75%, 11/15/48	1,058	914,183
4.90%, 03/15/55(a)	790	688,497
5.05%, 06/15/35	1,025	1,012,042
5.20%, 11/15/33(a)	905	917,907
5.50%, 04/15/41(a)	990	966,950
6.00%, 10/01/36	615	646,028
6.15%, 05/01/37	1,101	1,166,418
6.22%, 04/30/40	1,133	1,196,378
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	520	299,285
3.83%, 09/14/61(b)	960	597,493
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(b)	805	753,366
3.69%, 09/13/61(a)(b)	975	615,807
4.70%, 05/07/50(a)(b)	1,954	1,546,710

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.00%, 01/25/47(a)(b)	$1,092	$925,082
ENA Master Trust, 4.00%, 05/19/48(b)	590	430,966
FedEx Corp.
2.40%, 05/15/31(a)	995	874,123
2.40%, 05/15/31(b)	5	4,393
3.10%, 08/05/29(a)	1,935	1,810,526
3.10%, 08/05/29(b)	900	842,105
3.88%, 08/01/42	858	630,914
3.90%, 02/01/35	803	699,877
3.90%, 02/01/35(a)(b)	320	278,905
4.05%, 02/15/48(a)	1,288	921,017
4.10%, 04/15/43	761	570,701
4.10%, 02/01/45	1,028	759,443
4.10%, 02/01/45(b)	5	3,694
4.25%, 05/15/30(a)	1,260	1,222,810
4.25%, 05/15/30(b)	15	14,557
4.40%, 01/15/47(b)	5	3,823
4.55%, 04/01/46(a)	1,283	1,017,291
4.75%, 11/15/45	1,752	1,427,737
4.75%, 11/15/45(b)	5	4,075
4.90%, 01/15/34(a)	675	639,918
4.90%, 01/15/34(b)	60	56,882
4.95%, 10/17/48(a)	1,123	917,966
4.95%, 10/17/48(b)	70	57,220
5.10%, 01/15/44	699	597,201
5.25%, 05/15/50(a)	1,092	941,240
5.25%, 05/15/50(b)	10	8,619
JB Hunt Transport Services Inc., 4.90%, 03/15/30	1,170	1,176,624
Kirby Corp., 4.20%, 03/01/28(a)	1,009	992,485
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,415	1,390,112
Norfolk Southern Corp.
2.30%, 05/15/31(a)	852	746,462
2.55%, 11/01/29	1,271	1,166,820
2.90%, 06/15/26	662	651,750
2.90%, 08/25/51	1,555	948,622
3.00%, 03/15/32(a)	849	758,372
3.05%, 05/15/50	1,267	804,872
3.15%, 06/01/27(a)	668	652,039
3.16%, 05/15/55	1,189	736,074
3.40%, 11/01/49	779	529,607
3.70%, 03/15/53	826	581,518
3.80%, 08/01/28	1,040	1,022,289
3.94%, 11/01/47	1,898	1,437,750
3.95%, 10/01/42	1,266	1,006,188
4.05%, 08/15/52	1,236	929,850
4.10%, 05/15/49	719	551,211
4.10%, 05/15/2121(a)	750	504,567
4.15%, 02/28/48	1,257	984,823
4.45%, 03/01/33(a)	770	740,482
4.45%, 06/15/45	792	659,212
4.55%, 06/01/53	1,370	1,122,346
4.65%, 01/15/46	975	832,265
4.80%, 08/15/43	220	185,528
4.84%, 10/01/41	956	855,187
5.05%, 08/01/30	975	997,758
5.10%, 05/01/35	760	750,698
5.10%, 08/01/2118	475	390,993
5.35%, 08/01/54(a)	1,485	1,387,049
5.55%, 03/15/34	720	740,691
Security	Par (000)	Value
Transportation (continued)
5.95%, 03/15/64	$815	$809,516
7.25%, 02/15/31	395	442,961
7.80%, 05/15/27	770	819,481
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	1,010	1,040,905
Ryder System Inc.
1.75%, 09/01/26(a)	627	605,239
2.85%, 03/01/27	849	822,582
2.90%, 12/01/26	614	597,293
4.30%, 06/15/27(a)	590	586,623
4.85%, 06/15/30	550	546,912
4.90%, 12/01/29	1,010	1,010,761
4.95%, 09/01/29	525	526,186
5.00%, 03/15/30	720	722,371
5.25%, 06/01/28	1,125	1,146,627
5.30%, 03/15/27	480	486,140
5.38%, 03/15/29	745	761,805
5.50%, 06/01/29	580	595,292
5.65%, 03/01/28(a)	720	739,847
6.30%, 12/01/28(a)	955	1,001,970
6.60%, 12/01/33(a)	1,185	1,280,089
TTX Co.
3.90%, 02/01/45(b)	215	168,111
4.20%, 07/01/46(a)(b)	705	578,152
4.60%, 02/01/49(b)	1,204	1,008,454
4.65%, 06/15/44(b)	175	145,458
5.05%, 11/15/34(b)	795	794,299
5.50%, 09/25/26(b)	773	781,604
5.65%, 12/01/52(b)	525	511,840
5.75%, 11/22/33(b)	475	497,594
Union Pacific Corp.
2.15%, 02/05/27	979	945,952
2.38%, 05/20/31	1,440	1,277,712
2.40%, 02/05/30	1,519	1,387,893
2.80%, 02/14/32	2,110	1,876,409
2.89%, 04/06/36	1,169	950,739
2.95%, 03/10/52	1,375	850,714
2.97%, 09/16/62	1,654	934,263
3.00%, 04/15/27	1,063	1,039,448
3.20%, 05/20/41	1,471	1,096,468
3.25%, 02/05/50	2,707	1,820,631
3.35%, 08/15/46	320	225,911
3.38%, 02/01/35	685	601,128
3.38%, 02/14/42	730	550,435
3.50%, 02/14/53	1,854	1,275,826
3.55%, 08/15/39(a)	902	738,034
3.55%, 05/20/61	948	616,085
3.60%, 09/15/37	857	729,945
3.70%, 03/01/29	1,511	1,481,045
3.75%, 02/05/70	1,115	734,983
3.80%, 10/01/51	1,690	1,235,734
3.80%, 04/06/71	1,500	993,042
3.84%, 03/20/60	2,872	2,006,592
3.85%, 02/14/72	645	433,900
3.88%, 02/01/55	725	526,515
3.95%, 09/10/28(a)	1,936	1,916,952
3.95%, 08/15/59	765	548,114
4.00%, 04/15/47	940	734,493
4.05%, 11/15/45	1,090	867,645
4.05%, 03/01/46	883	701,587
4.10%, 09/15/67	782	562,214
4.30%, 03/01/49(a)	963	777,572

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.50%, 01/20/33(a)	$1,300	$1,272,434
4.50%, 09/10/48(a)	662	549,128
4.95%, 09/09/52	1,251	1,115,933
4.95%, 05/15/53(a)	830	737,524
5.10%, 02/20/35(a)	1,450	1,452,576
5.15%, 01/20/63	440	390,258
5.60%, 12/01/54	1,315	1,273,723
6.63%, 02/01/29(a)	1,192	1,283,224
United Parcel Service Inc.
2.40%, 11/15/26	1,053	1,025,492
2.50%, 09/01/29	954	883,759
3.05%, 11/15/27	1,731	1,687,329
3.40%, 03/15/29	1,484	1,435,425
3.40%, 11/15/46	835	583,767
3.40%, 09/01/49	998	677,494
3.63%, 10/01/42	771	583,564
3.75%, 11/15/47	1,915	1,409,421
4.25%, 03/15/49	1,324	1,043,801
4.45%, 04/01/30	2,417	2,425,873
4.65%, 10/15/30	775	777,849
4.88%, 03/03/33(a)	1,370	1,370,632
4.88%, 11/15/40(a)	1,299	1,193,878
5.05%, 03/03/53	1,780	1,570,938
5.15%, 05/22/34(a)	1,270	1,282,051
5.20%, 04/01/40	907	864,726
5.25%, 05/14/35	705	704,541
5.30%, 04/01/50(a)	1,955	1,796,539
5.50%, 05/22/54	1,900	1,791,666
5.60%, 05/22/64	645	599,912
5.95%, 05/14/55	1,960	1,950,576
6.05%, 05/14/65(a)	1,060	1,053,399
6.20%, 01/15/38	2,394	2,552,384
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	815	923,483
Walmart Inc.
1.05%, 09/17/26	1,845	1,776,006
1.50%, 09/22/28	2,075	1,912,833
1.80%, 09/22/31(a)	2,750	2,369,229
3.95%, 09/09/27	1,675	1,671,511
XPO Inc., 6.25%, 06/01/28(b)	1,465	1,479,637
		232,848,033
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28(b)	875	838,377
GATX Corp.
1.90%, 06/01/31	530	443,968
3.10%, 06/01/51	865	520,098
3.25%, 09/15/26	508	498,566
3.50%, 03/15/28	408	396,470
3.50%, 06/01/32	616	553,892
3.85%, 03/30/27	471	463,801
4.00%, 06/30/30	775	742,243
4.50%, 03/30/45	235	185,561
4.55%, 11/07/28(a)	540	537,774
4.70%, 04/01/29	640	639,561
4.90%, 03/15/33(a)	665	645,892
5.20%, 03/15/44	560	497,859
5.40%, 03/15/27	360	363,688
5.45%, 09/15/33	605	605,893
5.50%, 06/15/35	790	783,701
6.05%, 03/15/34	810	842,632
6.05%, 06/05/54(a)	990	963,666
Security	Par (000)	Value
Trucking & Leasing (continued)
6.90%, 05/01/34	$730	$796,263
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	1,297	1,256,792
3.35%, 11/01/29(b)	733	689,812
3.40%, 11/15/26(b)	1,058	1,037,618
4.20%, 04/01/27(b)	967	956,427
4.40%, 07/01/27(b)	1,277	1,269,830
5.25%, 07/01/29(b)	760	770,390
5.25%, 02/01/30(a)(b)	1,355	1,376,427
5.35%, 01/12/27(b)	585	589,491
5.35%, 03/30/29(a)(b)	785	797,432
5.55%, 05/01/28(b)	1,125	1,149,691
5.70%, 02/01/28(b)	1,085	1,110,723
5.88%, 11/15/27(b)	880	901,817
6.05%, 08/01/28(b)	2,445	2,535,157
6.20%, 06/15/30(a)(b)	795	840,325
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	795	764,301
2.30%, 06/15/28(a)(b)	420	389,797
5.10%, 04/01/30(a)(b)	840	840,340
5.30%, 04/03/29(a)(b)	910	919,861
5.45%, 05/03/28(a)(b)	875	890,383
5.55%, 04/03/34(a)(b)	1,275	1,268,439
5.70%, 07/25/33(b)	1,965	1,985,047
		33,660,005
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(a)	600	576,336
3.38%, 01/20/27(a)	527	508,041
		1,084,377
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	780	677,798
2.80%, 05/01/30(a)	960	880,593
2.95%, 09/01/27	1,157	1,122,392
3.00%, 12/01/26	525	514,733
3.25%, 06/01/51(a)	765	503,438
3.45%, 06/01/29	916	879,540
3.45%, 05/01/50(a)	854	584,830
3.75%, 09/01/28(a)	697	684,230
3.75%, 09/01/47	1,086	802,736
4.00%, 12/01/46	611	470,566
4.15%, 06/01/49	903	697,922
4.20%, 09/01/48	1,037	817,777
4.30%, 12/01/42	571	474,774
4.30%, 09/01/45(a)	386	317,449
4.45%, 06/01/32	915	889,963
5.15%, 03/01/34	785	784,016
5.25%, 03/01/35	1,250	1,246,719
5.45%, 03/01/54(a)	940	881,923
6.59%, 10/15/37	844	924,937
Essential Utilities Inc.
2.40%, 05/01/31(a)	830	722,486
2.70%, 04/15/30	819	745,991
3.35%, 04/15/50	687	436,800
3.57%, 05/01/29	905	867,640
4.28%, 05/01/49	1,091	821,390
4.80%, 08/15/27	550	553,107
5.30%, 05/01/52	735	646,454

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.38%, 01/15/34(a)	$455	$453,736
United Utilities PLC, 6.88%, 08/15/28(a)	375	400,341
		19,804,281
Total Corporate Bonds & Notes — 98.4% (Cost: $14,378,279,844)		13,532,796,717
Foreign Government Obligations(h)
South Korea — 0.2%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	960	950,953
4.75%, 02/13/28(a)(b)	690	694,042
4.88%, 01/31/27(a)(b)	1,610	1,619,720
5.13%, 04/23/34(b)	455	457,310
5.38%, 07/31/26(a)(b)	640	646,085
5.50%, 04/06/28(b)	590	604,947
7.00%, 02/01/27(a)	910	946,174
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	930	896,333
2.00%, 07/13/31(b)	1,010	873,102
2.25%, 07/18/26(b)	150	146,318
3.13%, 07/20/27(b)	1,301	1,265,013
3.50%, 07/02/26(a)(b)	715	707,421
3.88%, 07/13/27(a)(b)	1,265	1,250,607
4.88%, 07/05/28(b)	190	192,223
5.00%, 07/08/29(a)(b)	1,035	1,053,636
Korea Housing Finance Corp.
4.13%, 03/12/28(b)	450	446,115
4.63%, 02/24/28(a)(b)	830	833,422
4.63%, 02/24/33(b)	728	711,600
4.88%, 08/27/27(a)(b)	460	464,702
5.13%, 01/21/30(b)	545	559,093
5.38%, 11/15/26(a)(b)	1,270	1,287,006
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)(b)	1,210	1,176,428
4.25%, 07/27/27(a)(b)	515	512,233
4.63%, 07/29/29(b)	795	793,772
5.00%, 07/18/28(b)	400	404,733
Korea National Oil Corp.
2.13%, 04/18/27(b)	200	191,465
2.38%, 04/07/31(b)	970	858,599
2.50%, 10/24/26(b)	143	139,094
2.63%, 04/18/32(b)	500	429,924
3.38%, 03/27/27(b)	500	490,273
4.13%, 09/30/27(b)	150	148,457
4.88%, 04/03/27(b)	150	151,002
4.88%, 04/03/28(b)	150	151,145
4.88%, 04/03/29(b)	1,000	1,010,859
		23,063,806
Total Foreign Government Obligations — 0.2% (Cost: $23,166,459)		23,063,806
Security	Par (000)	Value
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB, 7.13%, , (5-year CMT + 2.818%)(d)(e)	$20	$20,325
Total U.S. Government Agency Obligations — 0.0% (Cost: $20,321)		20,325
Total Long-Term Investments — 98.6% (Cost: $14,401,466,624)		13,555,880,848
	Shares
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(i)(j)(k)	1,340,936,489	1,341,472,864
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	910,000	910,000
Total Short-Term Securities — 9.8% (Cost: $1,342,028,944)		1,342,382,864
Total Investments — 108.4% (Cost: $15,743,495,568)		14,898,263,712
Liabilities in Excess of Other Assets — (8.4)%		(1,152,066,567)
Net Assets — 100.0%		$13,746,197,145

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,366,433,622	$—	$(24,837,446)(a)	$(18,586)	$(104,726)	$1,341,472,864	1,340,936,489	$996,061 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,310,000	—	(10,400,000)(a)	—	—	910,000	910,000	252,357	—
				$(18,586)	$(104,726)	$1,342,382,864		$1,248,418	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,532,796,717	$—	$13,532,796,717
Foreign Government Obligations	—	23,063,806	—	23,063,806
U.S. Government Agency Obligations	—	20,325	—	20,325
Short-Term Securities
Money Market Funds	1,342,382,864	—	—	1,342,382,864
	$1,342,382,864	$13,555,880,848	$—	$14,898,263,712

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax